        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/05/11

                                       REGISTRATION NUMBERS 333-152194/811-21262
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3


                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                AMENDMENT NO. 129


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

             1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 656-3000


                           NICHOLAS D. LATRENTA, ESQ.


                                 GENERAL COUNSEL

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                                 DIANE E. AMBLER
                                 K & L GATES LLP
                                1601 K STREET, NW
                              WASHINGTON, DC 20006

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

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                              GOLD TRACK PROSPECTUS

This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We"). The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) you select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Loomis Sayles Global Markets
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Bond Debenture
  American Funds Growth-Income Fund                   Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio -- Service Class 2          Portfolio -- Class B
  Dynamic Capital Appreciation                     MetLife Aggressive Strategy
     Portfolio -- Service Class 2                     Portfolio -- Class B
  Equity-Income Portfolio -- Initial Class         MFS(R) Emerging Markets Equity
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Research International
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Templeton Developing Markets Securities          Oppenheimer Capital Appreciation
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Inflation Protected Bond
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class A
  Enterprise Portfolio                             PIMCO Total Return Portfolio -- Class B
  Worldwide Portfolio                              Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class B
     All Cap                                       Third Avenue Small Cap Value
  Value Portfolio -- Class I                          Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap      METROPOLITAN SERIES FUND, INC.
     Growth Portfolio -- Class I                   Barclays Capital Aggregate Bond Index
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class A
     Value Portfolio -- Class I                    BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Small Cap           Portfolio -- Class D
     Growth Portfolio -- Class I                   BlackRock Bond Income Portfolio -- Class A
  Legg Mason Investment Counsel Variable           BlackRock Diversified Portfolio -- Class A
     Social Awareness                              BlackRock Large Cap Value
  Portfolio                                           Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          BlackRock Legacy Large Cap Growth
  Legg Mason Western Asset Variable High              Portfolio -- Class A
     Income Portfolio                              BlackRock Money Market Portfolio -- Class E
MET INVESTORS SERIES TRUST                         Davis Venture Value Portfolio -- Class A
  American Funds(R) Balanced Allocation            FI Value Leaders Portfolio -- Class D
     Portfolio -- Class C                          Jennison Growth Portfolio -- Class B
  American Funds(R) Growth Allocation              MetLife Conservative Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds(R) Moderate Allocation            MetLife Conservative to Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MetLife Moderate Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Moderate to Aggressive Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Stock Index Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Total Return Portfolio -- Class F
  Harris Oakmark International                     MFS(R) Value Portfolio -- Class A
     Portfolio -- Class A                          Morgan Stanley EAFE(R) Index
  Invesco Small Cap Growth Portfolio -- Class         Portfolio -- Class A
     A                                             Oppenheimer Global Equity
  Janus Forty Portfolio -- Class A                    Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A              Russell 2000(R) Index Portfolio -- Class A
  Legg Mason ClearBridge Aggressive Growth         T. Rowe Price Large Cap Growth
     Portfolio -- Class B                             Portfolio -- Class B
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A




Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED: MAY 1, 2011

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    14
The Annuity Contract and Your Retirement Plan...........................    15
The Annuity Contract....................................................    15
  Civil Unions..........................................................    16
  Contract Owner Inquiries..............................................    16
  Allocated Contracts...................................................    16
  Unallocated Contracts.................................................    16
  Purchase Payments.....................................................    16
  Purchase Payments -- Section 403(b) Plans.............................    17
  Accumulation Units....................................................    17
  The Funding Options...................................................    17
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    23
  Met Investors Series Trust -- Asset Allocation Portfolios.............    24
Charges and Deductions..................................................    24
  General...............................................................    24
  Surrender Charge......................................................    25
  Free Withdrawal Allowance.............................................    26
  Mortality and Expense Risk Charge.....................................    26
  Funding Option Expenses...............................................    26
  Variable Liquidity Benefit Charge.....................................    26
  Administrative Charge.................................................    27
  TPA Administrative Charges............................................    27
  Premium Tax...........................................................    28
  Changes in Taxes Based upon Premium or Value..........................    28
  Account Reduction Loan Fees...........................................    28
Transfers...............................................................    28
  Market Timing/Excessive Trading.......................................    28
  Dollar Cost Averaging.................................................    30
Access to Your Money....................................................    31
  Systematic Withdrawals................................................    32
  Account Reduction Loans...............................................    32
Ownership Provisions....................................................    32
  Types of Ownership....................................................    32
  Contract Owner........................................................    32
  Beneficiary...........................................................    33
  Annuitant.............................................................    33
Death Benefit...........................................................    33
  Death Benefit Proceeds Prior to the Maturity Date.....................    33
  Payment of Proceeds...................................................    34
  Death Proceeds after the Maturity Date................................    35
  Total Control Account.................................................    35
The Annuity Period......................................................    35
  Maturity Date.........................................................    35
  Variable Annuity......................................................    36
  Fixed Annuity.........................................................    36
  Election of Options...................................................    36
  Retired Life Certificate..............................................    37
  Allocation of Cash Surrender Value During the Annuity Period..........    37
  Annuity Options.......................................................    37
  Variable Liquidity Benefit............................................    38
Miscellaneous Contract Provisions.......................................    38
  Right to Return.......................................................    38
  Termination of Allocated Contracts....................................    38
  Contract Exchanges....................................................    40
  Contract Value........................................................    40
  Suspension of Payments................................................    40
  Misstatement..........................................................    40
  Funding Options.......................................................    41
The Separate Account....................................................    41
  Performance Information...............................................    41
Federal Tax Considerations..............................................    42
  General...............................................................    42
  Systematic Withdrawal Program for Substantially Equal Periodic
     Payments (SEPP) and Income Options.................................    43
  Separate Account Charges..............................................    44
  Qualified Contracts...................................................    44
  TSAs (ERISA and non-ERISA) - 403(b)...................................    46
  457(b) Plans..........................................................    48
  403(a)................................................................    49
  KEOGH.................................................................    49
  401(k)................................................................    49
  Non-Qualified Annuities...............................................    49
  Puerto Rico Tax Considerations........................................    52
Other Information.......................................................    54
  The Insurance Company.................................................    54
  Financial Statements..................................................    55
  Distribution of the Contracts.........................................    55
  Conformity with State and Federal Laws................................    57
  Voting Rights.........................................................    57
  Contract Modification.................................................    58
  Postponement of Payment (the "Emergency Procedure")...................    58
  Restrictions on Financial Transactions................................    58
  Legal Proceedings.....................................................    58
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.


CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.


CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which we have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to you under this Contract.

                                    SUMMARY:

                               GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrators.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, we may be required by Your state to deduct a Premium Tax.

During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, we can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

                                             YEARS SINCE
  CONTINGENT DEFERRED SALES CHARGE      PURCHASE PAYMENT MADE    PERCENTAGE
------------------------------------    ---------------------    ----------
As a percentage of Purchase Payments             0-5                 5%
                                                  6+                 0%


                                       OR

           SURRENDER CHARGE              CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00

---------
(1)   Loans will be charged an initial set-up fee of $75.00.

VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%


                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts
  only).............................................................   $15


                                    AND / OR

FUNDING OPTION ADMINISTRATIVE CHARGE (As a percentage of amounts
  allocated to the Funding Options under allocated Contracts).......   0.10%

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

(As a percentage of average daily net assets of the Separate Account)




MORTALITY AND EXPENSE RISK FEES(3)...........................................    1.20%



---------

(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.14% for the Subaccount investing in the Legg Mason ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund
      Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value
      Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond
      Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund, Inc.: and an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust.





UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.27%      1.76%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio
     -- Service Class 2..........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio  -- Service Class
     2...........................     0.56%        0.25%       0.32%            --            1.13%           --          1.13%
  Equity-Income Portfolio
     -- Initial Class............     0.46%          --        0.10%            --            0.56%           --          0.56%
  High Income Portfolio
     -- Initial Class+...........     0.57%          --        0.12%            --            0.69%           --          0.69%
  Mid Cap Portfolio -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............     1.24%        0.25%       0.26%          0.01%           1.76%         0.01%         1.75%(1)
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
  Worldwide Portfolio............     0.59%        0.25%       0.06%            --            0.90%           --          0.90%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%           --          0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.69%          --        0.28%            --            0.97%           --          0.97%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%           --          0.68%
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.02%          0.38%           1.01%           --          1.01%
  American Funds(R) Growth
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.02%          0.38%           1.02%           --          1.02%
  American Funds(R) Moderate
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.02%          0.37%           1.01%           --          1.01%
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.79%          --        0.08%            --            0.87%           --          0.87%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(2)
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(3)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.04%            --            0.73%           --          0.73%
  Legg Mason ClearBridge
     Aggressive Growth
     Portfolio -- Class B........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
  Loomis Sayles Global Markets
     Portfolio -- Class A........     0.69%          --        0.10%            --            0.79%           --          0.79%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.74%           1.10%         0.01%         1.09%(4)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.94%          --        0.18%            --            1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(5)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+.......     0.66%        0.25%       0.14%            --            1.05%         0.02%         1.03%(6)
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A........     0.60%          --        0.06%            --            0.66%           --          0.66%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(7)
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.59%          --        0.08%            --            0.67%           --          0.67%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(8)
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio  -- Class
     A...........................     0.25%          --        0.03%            --            0.28%         0.01%         0.27%(9)
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.37%          --        0.03%            --            0.40%         0.03%         0.37%(10)
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.04%            --            0.50%           --          0.50%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.02%            --            0.90%         0.03%         0.87%(11)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(12)
  BlackRock Money Market
     Portfolio  -- Class E.......     0.32%        0.15%       0.02%            --            0.49%         0.01%         0.48%(13)
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(14)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  Jennison Growth
     Portfolio -- Class B........     0.62%        0.25%       0.02%            --            0.89%         0.07%         0.82%(15)
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.01%          0.55%           0.91%         0.01%         0.90%(16)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.08%        0.25%       0.02%          0.61%           0.96%           --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.66%           0.97%           --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.71%           1.03%           --          1.03%
  MetLife Stock Index Portfolio
     -- Class A..................     0.25%          --        0.02%            --            0.27%         0.01%         0.26%(17)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(18)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%           --          0.42%
  Oppenheimer Global Equity
     Portfolio  -- Class A.......     0.53%          --        0.08%            --            0.61%           --          0.61%
  Russell 2000(R) Index
     Portfolio  -- Class A.......     0.25%          --        0.07%          0.01%           0.33%           --          0.33%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%            --            0.82%           --          0.82%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(19)



---------


+ Not available under all Contracts. Availability depends on Contract issue date.



(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.


(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(8) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(19) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.



Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.


EXAMPLES

These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.


EXAMPLE 1 -- MAXIMUM EXPENSE WITH CONTINGENT DEFERRED SALES CHARGE



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $822       $1,432      $2,115      $3,476      $322        $982       $1,665
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $673       $  985      $1,372      $2,002      $173        $535       $  922
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,476
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $2,002






EXAMPLE 2 -- MAXIMUM EXPENSE WITH SURRENDER CHARGE



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
FUNDING OPTION........................    ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $822       $1,342      $1,935      $3,476      $322        $982       $1,665
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $673       $  895      $1,192      $2,002      $173        $535       $  922
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
                                          10 YEARS
FUNDING OPTION........................    --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,476
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $2,002



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

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If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.

                              THE ANNUITY CONTRACT

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Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement Annuity does not provide any additional tax deferral benefits beyond those provided by the Plan or the individual retirement Annuity.

Accordingly, if You are purchasing this Contract through a Plan or individual retirement Annuity, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.

CIVIL UNIONS

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status of a spouse should consult a tax advisor.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract/Certificate, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class 2     appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio -- Service Class 2                                         Company
                                                                       Subadviser: FMR Co., Inc.
Equity-Income                      Seeks reasonable income. The        Fidelity Management & Research
  Portfolio -- Initial Class       fund will also consider the         Company
                                   potential for capital               Subadviser: FMR Co., Inc.
                                   appreciation. The fund's goal is
                                   to achieve a yield which exceeds
                                   the composite yield on the
                                   securities comprising the
                                   Standard & Poor's 500(R) Index
                                   (S&P 500(R)).
High Income Portfolio -- Initial   Seeks a high level of current       Fidelity Management & Research
  Class+                           income, while also considering      Company
                                   growth of capital.                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio*               Seeks long-term growth of           Janus Capital Management LLC
                                   capital in a manner consistent
                                   with the preservation of
                                   Capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks high current income as its    Legg Mason Partners Fund
  Variable High Income Portfolio   primary objective and capital       Advisor, LLC
                                   appreciation as its secondary       Subadvisers: Western Asset
                                   objective.                          Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced         Seeks a balance between a high      MetLife Advisers, LLC
  Allocation Portfolio -- Class    level of current income and         Subadviser: MetLife Advisers,
  C                                growth of capital, with a           LLC
                                   greater emphasis on growth of
                                   capital.
American Funds(R) Growth           Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class                                        Subadviser: MetLife Advisers,
  C                                                                    LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
American Funds(R) Moderate         Seeks a high total return in the    MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of        Subadviser: MetLife Advisers,
  C                                capital, with a greater emphasis    LLC
                                   on income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities LLC
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, LLC
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Legg Mason ClearBridge             Seeks capital appreciation.         MetLife Advisers, LLC
  Aggressive Growth                                                    Subadviser: ClearBridge
  Portfolio -- Class B                                                 Advisors, LLC
Loomis Sayles Global Markets       Seeks high total investment         MetLife Advisers, LLC
  Portfolio -- Class A             return through a combination of     Subadviser: Loomis, Sayles &
                                   capital appreciation and income.    Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities which are      LLC
                                   believed to be undervalued in
                                   the marketplace.
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: MetLife Advisers,
                                                                       LLC
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Oppenheimer Capital Appreciation   Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Jennison Associates
                                                                       LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.



---------
+ Not available under all Contracts. Availability depends on Contract issue date.

* Effective May 16, 2011, the investment objective for Worldwide Portfolio (of the Janus Aspen Series) will be "Seeks long-term growth of capital."


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS


The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.


A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.


MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS


The American Funds(R) Balance Allocation Portfolio, the American Funds(R) Growth Allocation Portfolio and the American Funds(R) Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.



The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner or Annuitant;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and


     -    the distribution of various reports to Contract Owners


Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date You make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

     (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

     (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.



We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of Excess Plan Contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2

     -    transfers to an Employee Stock Fund

     -    certain Plan expenses, as mutually agreed upon

     -    annuitization under this Contract or another Contract issued by Us

     - for 403(b) arrangements, direct transfers to other investment vehicles We have pre-approved


     - to avoid required federal income tax penalties (This waiver applies to amounts required to be distributed from this Contract only.)


For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.


Withdrawals pursuant to a request to divide Contract Value due to a divorce or separation instrument may be subject to surrender charges, if permissible under tax law.


For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%


                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


Please refer to " The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Fidelity(R) High Income Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Worldwide Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


We will terminate your participation in the DCA Program upon notification in Good Order of Your death.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial
hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification in Good Order of Your death.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.

                                  DEATH BENEFIT

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      (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)

Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

     (a)  the Contract Value of the Participant's Individual Account or

     (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the Contract Value attributable to the Participant under the Contract or

     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.



If We are presented in Good Order with notification of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined when We receive due Proof of Death and instruction for payment in Good Order.


                             NON-QUALIFIED CONTRACTS

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                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                       PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS...                         APPLY*
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OWNER (WHO IS NOT THE        The Beneficiary (ies), or     Unless the Beneficiary        Yes
ANNUITANT)                   if none, to the Contract      elects to continue the
                             Owner's estate.               Contract rather than
                                                           receive the distribution.
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OWNER (WHO IS THE            The Beneficiary (ies), or     Unless the Beneficiary        Yes
ANNUITANT)                   if none, to the Contract      elects to continue the
                             Owner's estate.               Contract rather than
                                                           receive the distribution.
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ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or     Unless the Beneficiary        Yes
CONTRACT OWNER)              if none, to the Contract      elects to continue the
                             Owner.                        Contract rather than
                                                           receive the distribution.
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ANNUITANT (WHO IS THE        See death of "owner who is                                  Yes
CONTRACT OWNER)              the Annuitant" above.
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ANNUITANT (WHERE OWNER IS A  The Beneficiary (ies) (e.g.                                 Yes (Death of
NONNATURAL ENTITY/TRUST)     the trust) or if none, to                                   Annuitant is
                             the owner.                                                  treated as
                                                                                         death of the
                                                                                         owner in
                                                                                         these
                                                                                         circum-
                                                                                         stances.)
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BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
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CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
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                               QUALIFIED CONTRACTS

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                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                       PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS...                         APPLY*
------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT              The Beneficiary(ies), or if   Unless the Beneficiary        Yes
                             none, to the Contract         elects to continue the
                             Owner's estate.               Contract rather than
                                                           receive the distribution.
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------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                       PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS...                         APPLY*
------------------------------------------------------------------------------------------------------
BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.

TOTAL CONTROL ACCOUNT


If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.



Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


                               THE ANNUITY PERIOD

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MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. (This requirement may be changed by Us.) Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.


Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95(th) birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Valuesfrom one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

     (c)  pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

     (a)  accept no further payments for this Contract or Certificate; and

     (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

     (a)  accept no further payments for this Contract or Certificates; and

     (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of Your Account's Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

     (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

CONTRACT VALUE

During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding

Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax advisor about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.


You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.


You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax advisor.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.


All tax-sheltered annuities ("TSAs"), 457(b), 403(a), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 457(b), 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.


WITHDRAWALS


When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.


We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                             --------------------------------------------
                                                            TYPE OF CONTRACT
-----------------------------------------------------------------------------------------
                                               401(K)
                                                AND     403(B)  457(B)-             NON-
                                               KEOGH     -TSA     (2)     403(A)    QUAL
-----------------------------------------------------------------------------------------
In a series of substantially equal payments
made annually (or more frequently) for life      X(1)     X(1)     X(1)     X(1)     X
or life expectancy (SEPP)
-----------------------------------------------------------------------------------------

After You die                                    X        X        X        X        X
-----------------------------------------------------------------------------------------

After You become totally disabled (as
defined in the Code)                             X        X        X        X        X
-----------------------------------------------------------------------------------------

To pay deductible medical expenses               X        X        X        X
-----------------------------------------------------------------------------------------

After Separation from service if You are
over 55 at time of separation(1)                 X        X        X        X
-----------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies           X        X        X        X
-----------------------------------------------------------------------------------------

Pursuant to qualified domestic relations
orders                                           X        X        X        X
-----------------------------------------------------------------------------------------
Certain immediate income annuities providing
a series of substantially equal periodic
payments made annually (or more frequently)                                          X
over the specified payment period
-----------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.
2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS




If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax advisor. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.


If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS


Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).



If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an individual retirement Annuity. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.



Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your account may be transferred pursuant to a qualified domestic relations order (QDRO).



Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.


Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.


Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an individual retirement Annuity designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different individual retirement Annuity or eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING


For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an individual retirement Annuity or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS


Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:


     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.



In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.



Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax advisor prior to choosing a pay-out option.



Otherwise, You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or Annuity Contract under another type or qualified Plan (e.g. IRA and 403(b)).


In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.


The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of Cash Value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax advisor as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.



If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax advisor.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).



Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).


If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.


Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.



If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited individual retirement Annuity. However, such Beneficiary may not treat the inherited individual retirement Annuity as his or her own individual retirement Annuity. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.


If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS


Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.



Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax advisor prior to purchase of the Contract under any type of 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.


TAX SHELTERED ANNUITIES (ERISA AND NON-ERISA) - 403(B)

Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;


     - Relates to distributions attributable to certain TSA Plan Terminations if the conditions of the new income tax regulations are met;


     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).


     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.



     - Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.



     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.


     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.


     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.


You and Your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under Annuity Contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.


SECTION 403(B) COLLATERALIZED LOANS


If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any fixed account value and only up to certain limits. In that case, We credit Your fixed account value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax advisor and read Your loan agreement and Contract prior to taking any loan.


457(B) PLANS

457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.


Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.


WITHDRAWALS


Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the Code).


SPECIAL RULES

Special rules apply to certain non-governmental 457(b) Plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax advisor and read Your loan agreement and Contract prior to taking any loan.

403(A)

The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.

KEOGH

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax advisor about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax advisor about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.

NON-QUALIFIED ANNUITIES

     - Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

     - Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.


     - Your non-qualified Contract may be exchanged for another non-qualified Annuity or a qualified long-term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified Annuity contract or a long-term care contract in a tax-free Section 1035 exchange.



     - The IRS issued guidance under which direct transfers of less than the entire account value from one non-qualified Annuity to another non-qualified Annuity ("partial exchange") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or Annuity Payments are made from either contract involved in the partial exchange within a period of twelve months following the transfers. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult Your own independent tax advisor prior to a partial exchange.


     - Consult Your tax advisor prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of Annuity Contracts.


     - Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.

     - Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.


     - When a non-natural person owns a non-qualified Contract, the Annuity will generally not be treated as an Annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an Annuity owned by a non-natural person as agent for an individual will be treated as an Annuity for tax purposes.



     - In those limited situations where the Annuity is beneficially owned by a non-natural person and the Annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.


PURCHASE PAYMENTS

Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS


Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified Annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payments and then from taxable payment of earnings.




ANNUITY PAYMENTS

Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.


Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified Annuity may not be transferred in a tax-free exchange into another Annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.


Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.




Starting in 2011, if Your Contract allows and You elect to apply less than the entire Account Value of Your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments You receive, provided the Annuity Option is for ten years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro-rata between the annuitized portion of the Contract and the portion that remains deferred. Consult Your tax advisor before You partially annuitize Your Contract.





The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate Annuity where transfers/ reallocations are permitted between Subaccounts or from a Subaccount into a fixed option.


We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code

If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax advisor as to the details and consequences of making such election. Also, consult Your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS


The death benefit under an Annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).



If You die before the Annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.



If You die on or after the Annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.


If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.

In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.


Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract). Additionally, naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.

After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.

DIVERSIFICATION


In order for Your non-qualified Contract to be considered an Annuity Contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.


INVESTOR CONTROL


In certain circumstances, owners of Variable Annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     - Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a fixed account or Fixed Annuity option.

     - Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.

     - Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.


We reserve the right to amend Your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract Owners in the Subaccounts from adverse tax consequences.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES


For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.



Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.



From each Annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.



Once the Annuity's cost has been fully recovered, all of the Annuity payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity Contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN


A Variable Annuity Contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") Plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the Plan, or (2) make contributions to a trust under a qualified Plan for the purpose of providing an Annuity contract for an employee.



Qualified Plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.



The trust created under the qualified Plan is exempt from tax on its investment income.


a. Contributions


          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified Plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified Plan limit the amount of funds that may be contributed each year.


b. Distributions


          The amount paid by the employer towards the purchase of the Variable Annuity Contract or contributed to the trust for providing Variable Annuity Contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified Plan is includible in the gross income of the employee in the taxable year in which received or made available.



          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity Contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified Plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement Plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the Plan satisfies the following requirements: (1) the Plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after January 30, 2006, 10% of all Plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.





The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified Plan.


c. Rollover


          Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified Plan, if the distribution is contributed to another qualified retirement Plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement Plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement Plan trust under the Code to that type of Plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement Plan is a Plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement Plan trust under the Code to a Puerto Rico qualified retirement Plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor Plan for U.S. income tax purposes because a Puerto Rico retirement Plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement Plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement Plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2011.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN


A Variable Annuity Contract may be purchased for purposes of funding a self employed retirement Plan under Section 1081.01(f) of the 2011 PR Code. This Plan is commonly known as a Keogh Plan or an HR 10 Plan.



This Plan permits self-employed individuals and owner-employees to adopt pension Plans, profit sharing Plans or Annuity Plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.



An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.



Similar to a qualified Plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust beneficiaries.


a. Contributions


          A tax deduction may be claimed for contributions made to the Plan. As in other qualified Plans, contributions to the Plan are subject to certain statutory limits. The limit on the deduction depends on the type of Plan selected.


          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.


          The investment income generated from the contributions made to the Plan which are held in a qualified trust is tax exempt to the trust.


b. Distributions


          Distributions made under a qualified self-employed retirement Plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan - Distributions and Rollover".


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2009, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.


From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's variable annuity contracts. MetLife may also obtain access to an organization's members to market Our variable annuity contracts. These organizations are compensated for their sponsorship of Our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
       (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.217          2.342                --
                                                       2006      1.931          2.217           391,031
                                                       2005      1.855          1.931           425,802
                                                       2004      1.687          1.855           493,699
                                                       2003      1.322          1.687           520,081
                                                       2002      1.713          1.322           614,755
                                                       2001      1.963          1.713           500,383

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.087          1.168                --
                                                       2006      1.000          1.087           347,442

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.847          0.892                --
                                                       2005      0.806          0.847           398,147
                                                       2004      0.767          0.806           396,007
                                                       2003      0.617          0.767           329,124
                                                       2002      0.890          0.617           306,570
                                                       2001      1.000          0.890           178,744

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.930          0.889                --
                                                       2007      0.802          0.930           109,960
                                                       2006      0.786          0.802           238,818
                                                       2005      0.735          0.786           164,175
                                                       2004      0.692          0.735           174,046
                                                       2003      0.548          0.692           245,721
                                                       2002      0.819          0.548           151,687
                                                       2001      1.000          0.819            56,640

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2010      1.490          1.655         2,735,685
                                                       2009      1.053          1.490         1,876,048
                                                       2008      1.657          1.053         1,242,629

  American Funds Growth Subaccount (Class 2) (4/08)..  2010      1.191          1.406         4,328,492
                                                       2009      0.860          1.191         3,306,607
                                                       2008      1.479          0.860         2,766,884

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2010      1.099          1.217         2,252,078
                                                       2009      0.842          1.099         1,552,987
                                                       2008      1.308          0.842         1,185,410

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.329          2.312                --
                                                       2005      1.982          2.329         3,178,807
                                                       2004      1.668          1.982         3,007,532
                                                       2003      1.344          1.668         3,314,906
                                                       2002      1.804          1.344         2,932,920
                                                       2001      2.456          1.804         2,602,726

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.090          3.248                --
                                                       2006      2.346          3.090           242,036
                                                       2005      1.845          2.346            81,085
                                                       2004      1.485          1.845           101,326
                                                       2003      1.046          1.485            39,486
                                                       2002      1.190          1.046            33,858
                                                       2001      1.325          1.190            11,235

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.603          3.432                --
                                                       2005      2.444          2.603           732,600
                                                       2004      1.871          2.444           725,473
                                                       2003      1.405          1.871           636,474
                                                       2002      1.352          1.405           325,441
                                                       2001      1.250          1.352            71,516

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.415          1.358                --
                                                       2007      1.329          1.415           367,420
                                                       2006      1.147          1.329           729,558
                                                       2005      1.106          1.147           470,417
                                                       2004      1.059          1.106           461,716
                                                       2003      0.879          1.059           395,420
                                                       2002      1.062          0.879           323,041
                                                       2001      1.178          1.062           100,385

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.723          1.632                --
                                                       2007      1.949          1.723           854,724
                                                       2006      1.889          1.949         1,750,689
                                                       2005      1.797          1.889         1,323,461
                                                       2004      1.623          1.797         1,353,337
                                                       2003      1.240          1.623         1,205,447
                                                       2002      1.542          1.240         1,104,419
                                                       2001      1.653          1.542           892,061

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.780          1.870                --
                                                       2006      1.669          1.780            48,905
                                                       2005      1.613          1.669            48,905
                                                       2004      1.539          1.613            71,906
                                                       2003      1.312          1.539            72,935
                                                       2002      1.446          1.312            73,597
                                                       2001      1.517          1.446            63,204

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2010      1.432          1.665         5,177,190
                                                       2009      1.064          1.432         4,323,092
                                                       2008      1.867          1.064         3,733,850
                                                       2007      1.601          1.867         3,698,163
                                                       2006      1.446          1.601         8,304,547
                                                       2005      1.247          1.446         7,103,809
                                                       2004      1.089          1.247         5,358,276
                                                       2003      0.855          1.089         4,062,355
                                                       2002      0.951          0.855         2,680,749
                                                       2001      1.000          0.951         1,433,561

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2010      1.104          1.294           104,921
                                                       2009      0.818          1.104           100,461
                                                       2008      1.403          0.818            88,755
                                                       2007      1.322          1.403            48,915
                                                       2006      1.169          1.322           146,543
                                                       2005      0.974          1.169            74,681
                                                       2004      0.968          0.974            54,968
                                                       2003      0.779          0.968            43,877
                                                       2002      0.848          0.779            35,320
                                                       2001      1.000          0.848            10,715

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2010      1.762          2.017            56,240
                                                       2009      1.362          1.762            53,238
                                                       2008      2.389          1.362           146,959
                                                       2007      2.367          2.389           138,732
                                                       2006      1.981          2.367           169,656
                                                       2005      1.882          1.981           138,209
                                                       2004      1.698          1.882           149,510
                                                       2003      1.311          1.698           136,901
                                                       2002      1.588          1.311           160,504
                                                       2001      1.680          1.588           139,375

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.225          2.048                --
                                                       2007      1.763          2.225           290,247
                                                       2006      1.660          1.763           275,368
                                                       2005      1.578          1.660           313,797
                                                       2004      1.536          1.578           375,289
                                                       2003      1.163          1.536           452,503
                                                       2002      1.674          1.163           467,001
                                                       2001      2.045          1.674           600,404

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2010      1.429          1.617            34,927
                                                       2009      0.999          1.429            34,927
                                                       2008      1.339          0.999            37,512
                                                       2007      1.311          1.339            37,524
                                                       2006      1.186          1.311            37,524
                                                       2005      1.161          1.186            37,524
                                                       2004      1.066          1.161            37,524
                                                       2003      0.843          1.066            36,607
                                                       2002      0.820          0.843            36,031
                                                       2001      0.934          0.820            45,868

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.973          2.521         2,275,753
                                                       2009      1.420          1.973         1,786,511
                                                       2008      2.366          1.420         1,535,912
                                                       2007      2.064          2.366         1,743,249
                                                       2006      1.847          2.064         5,803,109
                                                       2005      1.574          1.847         5,046,318
                                                       2004      1.270          1.574         3,259,665
                                                       2003      0.924          1.270         1,562,630
                                                       2002      1.034          0.924           652,170
                                                       2001      1.000          1.034           194,753

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      2.057          2.404           212,374
                                                       2009      1.199          2.057           209,376
                                                       2008      2.550          1.199           387,232
                                                       2007      1.992          2.550           317,595
                                                       2006      1.565          1.992           413,332
                                                       2005      1.235          1.565           311,013
                                                       2004      1.000          1.235           100,959

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.418          1.528           393,940
                                                       2009      1.041          1.418           429,606
                                                       2008      1.757          1.041           350,061
                                                       2007      1.531          1.757           451,650
                                                       2006      1.268          1.531         1,114,119
                                                       2005      1.158          1.268           640,891
                                                       2004      1.000          1.158           272,618

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.548          2.706                --
                                                       2006      2.112          2.548           232,359
                                                       2005      2.046          2.112           147,663
                                                       2004      1.775          2.046           121,205
                                                       2003      1.350          1.775           101,995
                                                       2002      1.417          1.350            95,945
                                                       2001      1.579          1.417            84,808

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.187          2.568                --
                                                       2005      2.017          2.187           556,302
                                                       2004      1.746          2.017           515,737
                                                       2003      1.324          1.746           422,132
                                                       2002      1.631          1.324           386,289
                                                       2001      1.657          1.631           340,692

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.088          2.141                --
                                                       2005      2.073          2.088           487,875
                                                       2004      1.917          2.073           457,164
                                                       2003      1.494          1.917           500,771
                                                       2002      1.437          1.494           206,913
                                                       2001      1.319          1.437           194,917

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.164          1.207                --
                                                       2005      1.088          1.164         2,073,047
                                                       2004      1.011          1.088         2,094,227
                                                       2003      0.894          1.011         2,007,620
                                                       2002      0.964          0.894         1,732,684
                                                       2001      1.000          0.964         1,050,044

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2010      1.078          1.345           450,604
                                                       2009      0.751          1.078           383,306
                                                       2008      1.346          0.751           354,214
                                                       2007      1.112          1.346           424,858
                                                       2006      0.987          1.112           847,311
                                                       2005      0.887          0.987           733,827
                                                       2004      0.740          0.887           775,607
                                                       2003      0.553          0.740           752,722
                                                       2002      0.773          0.553           681,958
                                                       2001      1.000          0.773           323,705

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2010      0.795          0.913            87,463
                                                       2009      0.582          0.795           198,279
                                                       2008      1.060          0.582           350,259
                                                       2007      0.976          1.060           495,129
                                                       2006      0.832          0.976         1,314,948
                                                       2005      0.793          0.832         1,293,969
                                                       2004      0.763          0.793         1,355,881
                                                       2003      0.621          0.763         1,332,255
                                                       2002      0.841          0.621         1,259,857
                                                       2001      1.000          0.841           793,901

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.892          1.108         1,195,312
                                                       2009      0.667          0.892         1,413,503
                                                       2008      1.126          0.667         1,539,345
                                                       2007      1.116          1.126         2,013,129
                                                       2006      1.032          1.116         3,439,553
                                                       2005      0.930          1.032         1,964,545
                                                       2004      0.851          0.930         2,160,052
                                                       2003      0.636          0.851         1,952,183
                                                       2002      0.950          0.636         1,482,733
                                                       2001      1.000          0.950           646,990

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.221          1.362            29,937
                                                       2009      0.999          1.221            21,190
                                                       2008      1.547          0.999            19,862
                                                       2007      1.529          1.547            17,326

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.059          1.227           990,582
                                                       2009      0.824          1.059         1,203,817
                                                       2008      1.306          0.824         1,249,595
                                                       2007      1.355          1.306         1,331,029

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2010      1.510          1.649           154,347
                                                       2009      1.067          1.510            74,119
                                                       2008      1.712          1.067            93,392
                                                       2007      1.636          1.712           138,898
                                                       2006      1.573          1.636           243,806
                                                       2005      1.504          1.573           289,180
                                                       2004      1.508          1.504           366,579
                                                       2003      1.028          1.508           238,213
                                                       2002      1.375          1.028            39,296
                                                       2001      1.581          1.375           124,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.643          1.787           783,808
                                                       2009      1.327          1.643           585,486
                                                       2008      2.074          1.327           604,312
                                                       2007      2.008          2.074         1,012,376
                                                       2006      1.709          2.008           504,118
                                                       2005      1.613          1.709           545,968
                                                       2004      1.471          1.613           599,717
                                                       2003      1.118          1.471           612,882
                                                       2002      1.462          1.118           539,109
                                                       2001      1.534          1.462           543,168

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.146          1.426           470,162
                                                       2009      0.807          1.146           402,831
                                                       2008      1.370          0.807           347,536
                                                       2007      1.253          1.370           217,352
                                                       2006      1.117          1.253           875,141
                                                       2005      1.072          1.117           961,768
                                                       2004      0.937          1.072         1,020,306
                                                       2003      0.633          0.937           808,922
                                                       2002      0.975          0.633           593,152
                                                       2001      1.000          0.975           195,824

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2010      1.101          1.135            95,905
                                                       2009      0.861          1.101            84,537
                                                       2008      1.531          0.861            89,068
                                                       2007      1.449          1.531           176,856
                                                       2006      1.158          1.449           162,942
                                                       2005      1.043          1.158           255,434
                                                       2004      0.890          1.043           231,552
                                                       2003      0.702          0.890           124,783
                                                       2002      0.951          0.702            99,780
                                                       2001      1.390          0.951           113,887

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.849          2.061           110,723
                                                       2009      1.514          1.849           123,343
                                                       2008      2.036          1.514            78,316
                                                       2007      1.847          2.036           130,963
                                                       2006      1.726          1.847           401,523
                                                       2005      1.663          1.726           401,078
                                                       2004      1.575          1.663           410,937
                                                       2003      1.230          1.575           404,894
                                                       2002      1.646          1.230           332,072
                                                       2001      1.964          1.646           276,743

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.977          1.061            26,071
                                                       2009      0.837          0.977            62,855
                                                       2008      1.069          0.837            59,470
                                                       2007      1.061          1.069            64,549
                                                       2006      1.025          1.061            23,302
                                                       2005      1.007          1.025            77,851
                                                       2004      1.002          1.007            20,413
                                                       2003      1.000          1.002             1,000

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.746          2.024            36,777
                                                       2009      1.098          1.746            30,623
                                                       2008      1.578          1.098            46,937
                                                       2007      1.583          1.578            52,111
                                                       2006      1.435          1.583            81,352
                                                       2005      1.407          1.435            62,659
                                                       2004      1.281          1.407            78,885
                                                       2003      1.011          1.281            56,803
                                                       2002      1.051          1.011            21,046
                                                       2001      1.099          1.051            12,732

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.419          1.416                --
                                                       2009      1.424          1.419                58
                                                       2008      1.397          1.424         1,026,538
                                                       2007      1.339          1.397           238,696
                                                       2006      1.288          1.339           261,916
                                                       2005      1.260          1.288            45,638
                                                       2004      1.257          1.260            35,778
                                                       2003      1.256          1.257           548,095
                                                       2002      1.247          1.256           384,180
                                                       2001      1.210          1.247            36,990

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.230          2.347                --
                                                       2006      1.899          2.230         1,637,520
                                                       2005      1.836          1.899         1,691,857
                                                       2004      1.706          1.836         1,808,280
                                                       2003      1.234          1.706         1,736,717
                                                       2002      1.657          1.234         1,398,103
                                                       2001      1.636          1.657           787,918

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.913          2.017                --
                                                       2006      1.627          1.913         3,257,332
                                                       2005      1.537          1.627         3,231,849
                                                       2004      1.398          1.537         3,173,539
                                                       2003      1.102          1.398         3,033,990
                                                       2002      1.486          1.102         2,719,762
                                                       2001      1.628          1.486         2,156,095

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.968          2.037                --
                                                       2005      1.907          1.968         3,755,343
                                                       2004      1.753          1.907         3,701,526
                                                       2003      1.446          1.753         3,384,161
                                                       2002      1.591          1.446         2,932,943
                                                       2001      1.686          1.591         2,310,280

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.609          2.522                --
                                                       2007      2.475          2.609           467,961
                                                       2006      2.581          2.475         1,989,099

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2010      1.725          1.993         1,313,771
                                                       2009      1.178          1.725           963,309
                                                       2008      1.561          1.178           822,732
                                                       2007      1.593          1.561           863,101

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.446          1.522                --
                                                       2006      1.357          1.446           178,204

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.130          1.265           107,948
                                                       2009      0.954          1.130             2,953
                                                       2008      1.531          0.954            14,770
                                                       2007      1.509          1.531           128,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.812          0.938         1,375,066
                                                       2009      0.604          0.812         1,220,900
                                                       2008      1.040          0.604         1,101,186
                                                       2007      1.228          1.040         1,321,364
                                                       2006      1.003          1.228         2,487,870

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2010      1.044          1.240            17,365
                                                       2009      0.813          1.044            30,638
                                                       2008      1.090          0.813            36,448

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.907          1.011           135,545
                                                       2009      0.705          0.907            48,287
                                                       2008      1.001          0.705            42,820

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.853          0.962           137,462
                                                       2009      0.640          0.853            53,093
                                                       2008      1.000          0.640            18,406

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.948          1.036            58,626
                                                       2009      0.773          0.948            24,467
                                                       2008      1.002          0.773            20,363

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2010      1.732          2.008                --
                                                       2009      1.121          1.732                --
                                                       2008      1.793          1.121                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2010      1.072          1.348            31,634
                                                       2009      0.804          1.072            34,852
                                                       2008      1.231          0.804            31,883

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.546          2.776         4,426,605
                                                       2009      1.789          2.546         4,099,024
                                                       2008      3.094          1.789         3,609,955
                                                       2007      2.386          3.094         3,498,318
                                                       2006      2.312          2.386         5,027,380

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      2.185          2.677           496,271
                                                       2009      1.603          2.185           514,501
                                                       2008      2.518          1.603           445,991

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.665          0.818             6,983
                                                       2009      0.503          0.665             1,778
                                                       2008      0.794          0.503             2,336

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.703          1.690                --
                                                       2008      2.292          1.703         1,040,406
                                                       2007      2.168          2.292         1,708,065
                                                       2006      2.037          2.168         4,011,541

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.652          0.696            14,550
                                                       2009      0.476          0.652            10,962
                                                       2008      0.906          0.476                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      2.760          3.358             8,250
                                                       2009      1.969          2.760             8,766
                                                       2008      3.253          1.969           161,441
                                                       2007      2.688          3.253           169,878

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.964          2.209           100,445
                                                       2009      1.441          1.964           101,707
                                                       2008      1.776          1.441           164,857
                                                       2007      1.673          1.776           182,051
                                                       2006      1.585          1.673           601,988

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08)...................................  2010      4.840          5.630                --
                                                       2009      4.113          4.840                --
                                                       2008      6.150          4.113                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.072          1.338           184,167
                                                       2009      0.852          1.072           186,511
                                                       2008      1.287          0.852           162,716

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.651          0.621                --
                                                       2008      1.142          0.651            38,830
                                                       2007      1.027          1.142            39,331
                                                       2006      1.033          1.027           173,133

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      3.054          3.764           111,897
                                                       2009      1.816          3.054           216,834
                                                       2008      4.094          1.816           208,396
                                                       2007      3.227          4.094           165,682

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.262          1.397           374,668
                                                       2009      0.965          1.262           416,642
                                                       2008      1.684          0.965           451,543
                                                       2007      1.593          1.684           505,549

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.832          1.093           108,020
                                                       2009      0.532          0.832            61,048
                                                       2008      0.953          0.532            30,690

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.855          0.932           279,044
                                                       2009      0.597          0.855           248,181
                                                       2008      1.059          0.597           348,272

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2010      1.198          1.286           707,526
                                                       2009      1.018          1.198           654,510
                                                       2008      1.133          1.018           879,320

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.724          1.854         5,348,047
                                                       2009      1.537          1.724         2,664,935

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.396          1.613           181,948
                                                       2009      1.134          1.396           208,590
                                                       2008      1.698          1.134           161,779
                                                       2007      1.627          1.698           167,853
                                                       2006      1.503          1.627           276,112

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.106          2.348           714,453
                                                       2009      1.592          2.106           586,022
                                                       2008      1.794          1.592           323,848
                                                       2007      1.692          1.794           190,481
                                                       2006      1.623          1.692           327,220

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2010      1.141          1.360         1,755,586
                                                       2009      0.908          1.141         1,622,276
                                                       2008      1.302          0.908         1,412,540
                                                       2007      1.416          1.302         1,323,664

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.762          1.830                --
                                                       2006      1.700          1.762         1,089,845
                                                       2005      1.675          1.700           764,679
                                                       2004      1.610          1.675           742,031
                                                       2003      1.534          1.610           662,519
                                                       2002      1.417          1.534           513,410
                                                       2001      1.334          1.417           122,849

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      2.000          2.159                --
                                                       2006      1.591          2.000         1,663,353
                                                       2005      1.396          1.591         1,025,647
                                                       2004      1.223          1.396         1,014,954
                                                       2003      0.946          1.223           777,156
                                                       2002      1.225          0.946           323,555
                                                       2001      1.568          1.225           349,886

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.448          1.521                --
                                                       2006      1.294          1.448         1,450,173
                                                       2005      1.221          1.294           779,759
                                                       2004      1.116          1.221           702,789
                                                       2003      0.876          1.116           597,887
                                                       2002      1.142          0.876           415,447
                                                       2001      1.364          1.142           272,388

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.907          1.916                --
                                                       2006      1.688          1.907         1,380,843
                                                       2005      1.583          1.688         1,192,206
                                                       2004      1.386          1.583         1,129,046
                                                       2003      0.974          1.386           883,563
                                                       2002      1.285          0.974           586,956
                                                       2001      1.273          1.285           304,920

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      2.043          2.154           924,433
                                                       2009      1.954          2.043           841,340
                                                       2008      1.855          1.954           809,872
                                                       2007      1.828          1.855           799,904

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.313          1.503            78,418
                                                       2009      0.885          1.313            87,510
                                                       2008      1.641          0.885           166,185
                                                       2007      1.371          1.641           185,965
                                                       2006      1.395          1.371           370,903

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.669          1.797           701,280
                                                       2009      1.534          1.669           385,373
                                                       2008      1.597          1.534           367,198
                                                       2007      1.512          1.597           361,988
                                                       2006      1.446          1.512           426,709

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.647          1.795         1,182,794
                                                       2009      1.412          1.647         1,273,020
                                                       2008      1.889          1.412            37,614
                                                       2007      1.862          1.889            37,628

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.093          1.183           577,571
                                                       2009      0.990          1.093           553,093
                                                       2008      1.443          0.990            57,091

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.104          1.315         1,335,805
                                                       2009      0.871          1.104           807,801

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.238          2.335                --
                                                       2008      3.441          2.238                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.416          1.411                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.655          0.650                --
                                                       2008      1.102          0.655            97,511
                                                       2007      1.156          1.102            96,900

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.103          1.228           380,539
                                                       2009      0.841          1.103           368,495
                                                       2008      1.353          0.841           324,641

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.810          0.848                --
                                                       2008      1.476          0.810           820,592
                                                       2007      1.429          1.476           886,897
                                                       2006      1.400          1.429         1,791,470

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2010      1.304          1.483         1,118,553
                                                       2009      1.078          1.304           912,029
                                                       2008      1.647          1.078           832,281

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.825          0.913            46,826
                                                       2009      0.595          0.825            91,416
                                                       2008      0.892          0.595            88,279

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.877          1.008           652,513
                                                       2009      0.671          0.877           452,347
                                                       2008      1.133          0.671           353,152
                                                       2007      1.104          1.133           184,278
                                                       2006      1.000          1.104            68,049

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.131          1.237           335,414
                                                       2009      0.944          1.131           230,078
                                                       2008      1.109          0.944           159,419
                                                       2007      1.057          1.109           116,509
                                                       2006      1.000          1.057            42,701

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.073          1.190           943,691
                                                       2009      0.873          1.073           647,874
                                                       2008      1.120          0.873           554,788
                                                       2007      1.075          1.120           379,547
                                                       2006      1.000          1.075           341,858

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      1.011          1.137         2,752,499
                                                       2009      0.804          1.011         1,815,955
                                                       2008      1.133          0.804         1,607,447
                                                       2007      1.092          1.133         1,362,538
                                                       2006      1.000          1.092           458,707

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.948          1.081         2,750,499
                                                       2009      0.739          0.948         2,516,836
                                                       2008      1.146          0.739         2,123,002
                                                       2007      1.110          1.146         2,019,152
                                                       2006      1.000          1.110           593,896

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.820          2.078         3,205,205
                                                       2009      1.450          1.820         3,424,479
                                                       2008      2.319          1.450         1,173,180
                                                       2007      2.323          2.319         1,244,922

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.133          2.330         2,877,524
                                                       2009      1.813          2.133         2,873,547
                                                       2008      2.348          1.813         2,878,662
                                                       2007      2.268          2.348         3,607,412
                                                       2006      2.107          2.268         6,182,766

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.241          1.374           269,028
                                                       2009      1.033          1.241           316,110
                                                       2008      1.540          1.033           335,922
                                                       2007      1.440          1.540           377,227
                                                       2006      1.294          1.440           431,997

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.569          1.687         1,053,491
                                                       2009      1.226          1.569         1,082,312
                                                       2008      2.130          1.226         1,077,589
                                                       2007      2.180          2.130         1,116,736

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.927          1.071           547,136
                                                       2009      0.665          0.927           523,869
                                                       2008      1.122          0.665           733,293
                                                       2007      1.060          1.122           925,817
                                                       2006      0.996          1.060         1,099,185

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.576          1.989           809,535
                                                       2009      1.258          1.576           769,787
                                                       2008      1.904          1.258           692,763
                                                       2007      1.958          1.904           673,607

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.341          1.556             6,522
                                                       2009      0.943          1.341             2,051
                                                       2008      1.535          0.943            18,997

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.491          1.996           600,423
                                                       2009      1.082          1.491           593,019
                                                       2008      1.635          1.082           683,628

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.290          2.385                --
                                                       2006      2.141          2.290           735,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.953          2.057           313,579
                                                       2009      1.880          1.953           374,483
                                                       2008      1.896          1.880           442,793
                                                       2007      1.825          1.896           351,999
                                                       2006      1.752          1.825           760,014

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.479          1.533                --
                                                       2008      1.420          1.479         1,631,914
                                                       2007      1.313          1.420           783,061
                                                       2006      1.272          1.313         2,580,553
                                                       2005      1.249          1.272         2,017,831
                                                       2004      1.198          1.249         1,808,655
                                                       2003      1.148          1.198         1,647,691
                                                       2002      1.059          1.148         1,433,047
                                                       2001      1.000          1.059           241,694

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.027          0.956                --
                                                       2007      0.936          1.027            75,092
                                                       2006      0.848          0.936            69,420
                                                       2005      0.796          0.848            67,921
                                                       2004      0.744          0.796            71,306
                                                       2003      0.567          0.744            55,253
                                                       2002      0.810          0.567            84,242
                                                       2001      1.000          0.810            45,903

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.474          1.601                --
                                                       2006      1.161          1.474         1,359,619
                                                       2005      1.041          1.161         1,294,451
                                                       2004      0.901          1.041         1,206,751
                                                       2003      0.705          0.901         1,247,131
                                                       2002      0.862          0.705           915,170
                                                       2001      1.000          0.862           381,220

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.058          2.205                --
                                                       2006      1.765          2.058         1,819,487
                                                       2005      1.659          1.765         1,767,557
                                                       2004      1.322          1.659         1,856,242
                                                       2003      0.889          1.322         1,334,080
                                                       2002      1.094          0.889           970,390
                                                       2001      1.000          1.094           255,109

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.967          1.033                --
                                                       2005      0.894          0.967           156,849
                                                       2004      0.845          0.894           145,832
                                                       2003      0.657          0.845           105,652
                                                       2002      0.869          0.657            63,409
                                                       2001      1.000          0.869            20,879

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.483          1.585                --
                                                       2005      1.486          1.483           511,555
                                                       2004      1.407          1.486           473,032
                                                       2003      1.121          1.407           107,427
                                                       2002      1.212          1.121            32,901
                                                       2001      1.230          1.212             4,616

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.356          2.581                --
                                                       2005      2.108          2.356         2,238,649
                                                       2004      1.821          2.108         2,198,288
                                                       2003      1.370          1.821         1,810,988
                                                       2002      1.608          1.370         1,086,972
                                                       2001      1.686          1.608           369,948

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.274          1.357                --
                                                       2005      1.144          1.274           180,104
                                                       2004      0.993          1.144           157,515
                                                       2003      0.824          0.993           118,258
                                                       2002      1.108          0.824            79,115
                                                       2001      1.437          1.108           230,822

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.314          1.395                --
                                                       2005      1.283          1.314           383,071
                                                       2004      1.131          1.283           405,733
                                                       2003      0.830          1.131           296,557
                                                       2002      1.633          0.830           202,508
                                                       2001      2.152          1.633           325,204

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      2.035          2.107                --
                                                       2005      1.988          2.035         3,410,646
                                                       2004      1.794          1.988         2,807,363
                                                       2003      1.549          1.794         2,510,455
                                                       2002      1.645          1.549         2,201,507
                                                       2001      1.655          1.645         1,523,540

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.194          1.294                --
                                                       2005      1.128          1.194           115,971
                                                       2004      1.000          1.128            75,452

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.412          1.503                --
                                                       2005      1.340          1.412           213,115
                                                       2004      1.213          1.340           303,851
                                                       2003      0.986          1.213           170,355
                                                       2002      1.421          0.986           125,367
                                                       2001      1.857          1.421            87,240

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.602          1.623                --
                                                       2005      1.554          1.602           218,148
                                                       2004      1.409          1.554           144,266
                                                       2003      1.186          1.409           135,056
                                                       2002      1.127          1.186            62,808
                                                       2001      1.088          1.127           117,990

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.454          1.446                --
                                                       2005      1.440          1.454           325,404
                                                       2004      1.402          1.440           316,329
                                                       2003      1.318          1.402           283,298
                                                       2002      1.254          1.318           236,922
                                                       2001      1.177          1.254           131,098

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.560          1.633                --
                                                       2005      1.538          1.560           622,816
                                                       2004      1.404          1.538           669,603
                                                       2003      1.065          1.404           650,708
                                                       2002      1.614          1.065           489,407
                                                       2001      1.874          1.614           544,899

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.811          1.752                --
                                                       2005      1.746          1.811           786,487
                                                       2004      1.655          1.746           754,697
                                                       2003      1.621          1.655           645,692
                                                       2002      1.435          1.621           517,949
                                                       2001      1.364          1.435            34,745

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.593          0.610                --
                                                       2008      1.048          0.593             3,421
                                                       2007      0.938          1.048             3,421
                                                       2006      0.884          0.938            46,218
                                                       2005      0.824          0.884            32,816
                                                       2004      0.799          0.824            28,823
                                                       2003      0.639          0.799            23,209
                                                       2002      0.913          0.639            13,723
                                                       2001      1.000          0.913             6,891





                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.063          2.175                --
                                                       2006      1.810          2.063         2,006,190
                                                       2005      1.751          1.810         2,036,362
                                                       2004      1.604          1.751         2,117,372
                                                       2003      1.266          1.604         1,886,932
                                                       2002      1.651          1.266         1,708,717
                                                       2001      1.905          1.651         1,588,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405
                                                       2001      1.000          0.886             9,328

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.887          0.847                --
                                                       2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158
                                                       2001      1.000          0.815             4,939

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2010      1.432          1.580            65,853
                                                       2009      1.020          1.432            54,642
                                                       2008      1.611          1.020            45,655

  American Funds Growth Subaccount (Class 2) (4/08)..  2010      1.145          1.342           109,771
                                                       2009      0.832          1.145            77,057
                                                       2008      1.438          0.832            55,973

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2010      1.056          1.162           152,334
                                                       2009      0.815          1.056           118,071
                                                       2008      1.272          0.815            97,515

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597
                                                       2001      2.385          1.740         1,800,337

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932
                                                       2001      1.233          1.324             4,245

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.324          1.269                --
                                                       2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751
                                                       2001      1.159          1.037           136,753

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.615          1.526                --
                                                       2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979
                                                       2001      1.627          1.507            93,689

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.657          1.736                --
                                                       2006      1.564          1.657           423,048
                                                       2005      1.523          1.564           439,178
                                                       2004      1.463          1.523           500,491
                                                       2003      1.256          1.463           490,597
                                                       2002      1.394          1.256           459,780
                                                       2001      1.473          1.394           508,719

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2010      1.348          1.556           209,389
                                                       2009      1.008          1.348           214,758
                                                       2008      1.782          1.008           282,048
                                                       2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217
                                                       2001      1.000          0.947            10,328

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2010      1.039          1.210            24,596
                                                       2009      0.775          1.039            19,451
                                                       2008      1.339          0.775            15,185
                                                       2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031
                                                       2001      1.000          0.844             1,686

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2010      1.606          1.826           903,638
                                                       2009      1.250          1.606         1,021,111
                                                       2008      2.208          1.250         1,027,207
                                                       2007      2.203          2.208         1,083,001
                                                       2006      1.857          2.203         1,286,371
                                                       2005      1.777          1.857         1,512,625
                                                       2004      1.614          1.777         1,487,531
                                                       2003      1.255          1.614         1,360,272
                                                       2002      1.530          1.255         1,219,087
                                                       2001      1.631          1.530         1,154,279

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.056          1.889                --
                                                       2007      1.641          2.056           952,149
                                                       2006      1.556          1.641         1,261,066
                                                       2005      1.490          1.556         1,277,223
                                                       2004      1.460          1.490         1,304,854
                                                       2003      1.113          1.460         1,248,844
                                                       2002      1.614          1.113         1,129,017
                                                       2001      1.985          1.614           974,148

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2010      1.303          1.464            68,416
                                                       2009      0.917          1.303            64,998
                                                       2008      1.238          0.917            77,680
                                                       2007      1.220          1.238            98,762
                                                       2006      1.112          1.220            98,035
                                                       2005      1.096          1.112            96,394
                                                       2004      1.014          1.096           168,222
                                                       2003      0.807          1.014           163,263
                                                       2002      0.790          0.807           153,074
                                                       2001      0.907          0.790           128,931

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.857          2.356           184,734
                                                       2009      1.346          1.857           181,117
                                                       2008      2.258          1.346           162,285
                                                       2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675
                                                       2001      1.000          1.029             1,660

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      1.977          2.295            53,879
                                                       2009      1.160          1.977            50,596
                                                       2008      2.486          1.160            49,087
                                                       2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.363          1.459            90,670
                                                       2009      1.008          1.363            78,947
                                                       2008      1.712          1.008            74,098
                                                       2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.372          2.513                --
                                                       2006      1.980          2.372           665,934
                                                       2005      1.931          1.980           709,734
                                                       2004      1.688          1.931           700,415
                                                       2003      1.292          1.688           602,756
                                                       2002      1.366          1.292           533,846
                                                       2001      1.533          1.366           508,744

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.050          2.393                --
                                                       2005      1.904          2.050           871,027
                                                       2004      1.660          1.904           891,046
                                                       2003      1.268          1.660           841,902
                                                       2002      1.572          1.268           779,945
                                                       2001      1.609          1.572           703,962

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261
                                                       2001      1.281          1.385            67,746

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827
                                                       2001      1.000          0.959             7,538

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2010      1.015          1.257            92,750
                                                       2009      0.712          1.015            97,000
                                                       2008      1.284          0.712           142,443
                                                       2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854
                                                       2001      1.000          0.770             4,574

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2010      0.748          0.853            61,176
                                                       2009      0.551          0.748           107,849
                                                       2008      1.012          0.551           148,854
                                                       2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552
                                                       2001      1.000          0.837             5,640

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.839          1.036           138,345
                                                       2009      0.632          0.839           148,908
                                                       2008      1.074          0.632           115,021
                                                       2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775
                                                       2001      1.000          0.946             2,244

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.128          1.250            39,025
                                                       2009      0.930          1.128            42,471
                                                       2008      1.449          0.930            39,244
                                                       2007      1.440          1.449            46,869

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.997          1.147           226,004
                                                       2009      0.781          0.997           249,234
                                                       2008      1.247          0.781           254,177
                                                       2007      1.299          1.247           268,175

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2010      1.395          1.512            81,645
                                                       2009      0.993          1.395            96,714
                                                       2008      1.604          0.993            92,139
                                                       2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408
                                                       2001      1.555          1.343            22,563

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.518          1.641           147,142
                                                       2009      1.235          1.518           151,067
                                                       2008      1.944          1.235           157,063
                                                       2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635
                                                       2001      1.510          1.429            50,373

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.078          1.332            39,688
                                                       2009      0.765          1.078            68,765
                                                       2008      1.307          0.765            58,207
                                                       2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265
                                                       2001      1.000          0.970               565

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2010      1.004          1.028           120,547
                                                       2009      0.791          1.004           117,401
                                                       2008      1.415          0.791           116,334
                                                       2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135
                                                       2001      1.350          0.917            96,390

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.685          1.865           659,896
                                                       2009      1.390          1.685           680,013
                                                       2008      1.882          1.390           679,310
                                                       2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508
                                                       2001      1.906          1.587           355,392

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.935          1.008                --
                                                       2009      0.807          0.935                --
                                                       2008      1.037          0.807                --
                                                       2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.592          1.833            28,165
                                                       2009      1.009          1.592            28,625
                                                       2008      1.460          1.009            25,296
                                                       2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368
                                                       2001      1.067          1.014            60,523

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.293          1.288                --
                                                       2009      1.307          1.293           797,136
                                                       2008      1.291          1.307           721,587
                                                       2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747
                                                       2001      1.175          1.202           591,721

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773
                                                       2001      1.611          1.620            29,111

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034
                                                       2001      1.581          1.433           237,866

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471
                                                       2001      1.637          1.534           438,370

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.445          2.359                --
                                                       2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2010      1.584          1.817           184,386
                                                       2009      1.089          1.584           185,304
                                                       2008      1.454          1.089           181,264
                                                       2007      1.490          1.454           178,313

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.045          1.161            28,934
                                                       2009      0.888          1.045            26,056
                                                       2008      1.435          0.888            23,421
                                                       2007      1.421          1.435            19,575

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.791          0.908           263,805
                                                       2009      0.593          0.791           243,514
                                                       2008      1.028          0.593           248,206
                                                       2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2010      1.016          1.199            12,115
                                                       2009      0.798          1.016            10,625
                                                       2008      1.074          0.798            10,544

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.896          0.992            75,423
                                                       2009      0.702          0.896            66,385
                                                       2008      1.001          0.702                --

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.843          0.944            43,396
                                                       2009      0.637          0.843            24,672
                                                       2008      1.000          0.637             3,272

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.937          1.017            26,388
                                                       2009      0.770          0.937            15,010
                                                       2008      1.002          0.770               145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2010      1.637          1.886                --
                                                       2009      1.067          1.637                --
                                                       2008      1.716          1.067                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2010      1.039          1.297             4,360
                                                       2009      0.784          1.039             3,637
                                                       2008      1.207          0.784             5,046

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.321          2.513         1,131,047
                                                       2009      1.642          2.321         1,277,230
                                                       2008      2.861          1.642         1,430,148
                                                       2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      2.019          2.457            83,337
                                                       2009      1.492          2.019           100,690
                                                       2008      2.354          1.492           100,242

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.625          0.763             6,496
                                                       2009      0.476          0.625             3,644
                                                       2008      0.755          0.476                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.563          1.548                --
                                                       2008      2.118          1.563           328,174
                                                       2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.634          0.671             2,362
                                                       2009      0.465          0.634             2,277
                                                       2008      0.890          0.465                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      2.516          3.040           494,426
                                                       2009      1.808          2.516           570,598
                                                       2008      3.007          1.808           617,505
                                                       2007      2.497          3.007           680,027

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.827          2.041            15,352
                                                       2009      1.350          1.827            12,783
                                                       2008      1.676          1.350            14,697
                                                       2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08)...................................  2010      4.206          4.858                --
                                                       2009      3.599          4.206                --
                                                       2008      5.407          3.599                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.030          1.277            12,960
                                                       2009      0.825          1.030             5,966
                                                       2008      1.251          0.825             3,087

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.617          0.587                --
                                                       2008      1.090          0.617            30,150
                                                       2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.824          3.456            15,231
                                                       2009      1.691          2.824            12,933
                                                       2008      3.840          1.691            17,589
                                                       2007      3.041          3.840            17,944

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.187          1.306            67,115
                                                       2009      0.914          1.187            76,705
                                                       2008      1.607          0.914            85,883
                                                       2007      1.527          1.607            55,930

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.783          1.021            45,006
                                                       2009      0.504          0.783            43,628
                                                       2008      0.907          0.504            36,975

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.803          0.870         1,393,892
                                                       2009      0.565          0.803         1,500,889
                                                       2008      1.007          0.565         1,805,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2010      1.163          1.240             8,354
                                                       2009      0.995          1.163             2,466
                                                       2008      1.112          0.995                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.623          1.733           382,898
                                                       2009      1.453          1.623           327,323

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.273          1.460           164,021
                                                       2009      1.041          1.273           157,246
                                                       2008      1.570          1.041            69,902
                                                       2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.920          2.125            74,688
                                                       2009      1.461          1.920            93,983
                                                       2008      1.658          1.461            92,649
                                                       2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2010      1.097          1.298           151,085
                                                       2009      0.879          1.097           143,498
                                                       2008      1.269          0.879           185,616
                                                       2007      1.387          1.269           152,474

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280
                                                       2001      1.295          1.366           150,472

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558
                                                       2001      1.523          1.181            81,149

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378
                                                       2001      1.324          1.101           326,861

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211
                                                       2001      1.236          1.239           121,305

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.862          1.949            87,113
                                                       2009      1.794          1.862            74,362
                                                       2008      1.715          1.794            61,878
                                                       2007      1.691          1.715            70,324

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.213          1.380           213,606
                                                       2009      0.824          1.213           209,357
                                                       2008      1.538          0.824           214,108
                                                       2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.531          1.638           200,641
                                                       2009      1.417          1.531           276,815
                                                       2008      1.487          1.417           253,364
                                                       2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.501          1.624           573,368
                                                       2009      1.296          1.501           739,755
                                                       2008      1.746          1.296           355,777
                                                       2007      1.729          1.746           349,898

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.036          1.114                --
                                                       2009      0.945          1.036                --
                                                       2008      1.384          0.945                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.012          1.197           522,827
                                                       2009      0.802          1.012           568,871

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.027          2.110                --
                                                       2008      3.130          2.027                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.288          1.277           587,116

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.643          0.636                --
                                                       2008      1.089          0.643           128,473
                                                       2007      1.148          1.089           109,318

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.019          1.126           423,913
                                                       2009      0.782          1.019           417,916
                                                       2008      1.264          0.782           408,659

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.747          0.781                --
                                                       2008      1.372          0.747           588,245
                                                       2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2010      1.195          1.350           223,988
                                                       2009      0.995          1.195           194,083
                                                       2008      1.527          0.995           198,176

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.776          0.853            59,441
                                                       2009      0.563          0.776            59,653
                                                       2008      0.849          0.563            65,120

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.853          0.974           297,464
                                                       2009      0.657          0.853           235,664
                                                       2008      1.118          0.657           230,643
                                                       2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.101          1.196           351,068
                                                       2009      0.925          1.101           332,614
                                                       2008      1.095          0.925            59,992
                                                       2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.044          1.150           265,434
                                                       2009      0.856          1.044           142,450
                                                       2008      1.105          0.856           102,061
                                                       2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      0.984          1.099         2,025,755
                                                       2009      0.788          0.984         1,525,132
                                                       2008      1.118          0.788           853,929
                                                       2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.923          1.045           195,363
                                                       2009      0.724          0.923           128,468
                                                       2008      1.131          0.724            88,977
                                                       2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.659          1.881         1,554,435
                                                       2009      1.331          1.659         1,822,506
                                                       2008      2.144          1.331         1,837,935
                                                       2007      2.157          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.945          2.109           769,355
                                                       2009      1.665          1.945           804,617
                                                       2008      2.171          1.665           837,337
                                                       2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.193          1.312            15,688
                                                       2009      1.000          1.193             2,671
                                                       2008      1.501          1.000             2,953
                                                       2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.430          1.527            66,861
                                                       2009      1.126          1.430            69,826
                                                       2008      1.969          1.126            58,762
                                                       2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.904          1.037         1,097,209
                                                       2009      0.652          0.904         1,526,194
                                                       2008      1.108          0.652         1,630,843
                                                       2007      1.055          1.108         1,593,176
                                                       2006      0.996          1.055         1,844,071

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.437          1.800           102,370
                                                       2009      1.155          1.437           120,346
                                                       2008      1.760          1.155           118,331
                                                       2007      1.811          1.760           114,260

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.240          1.429            15,781
                                                       2009      0.878          1.240            11,048
                                                       2008      1.437          0.878                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.378          1.831           176,999
                                                       2009      1.007          1.378           163,816
                                                       2008      1.529          1.007           171,898

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.780          1.862           212,057
                                                       2009      1.726          1.780           238,592
                                                       2008      1.752          1.726           250,086
                                                       2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.401          1.449                --
                                                       2008      1.355          1.401           260,317
                                                       2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128
                                                       2001      1.000          1.054             7,564

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.980          0.910                --
                                                       2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361
                                                       2001      1.000          0.806             2,387

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050
                                                       2001      1.000          0.858             5,115

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903
                                                       2001      1.000          1.089             2,938

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555
                                                       2001      1.000          0.864             1,220

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244
                                                       2001      1.218          1.192             1,191

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044
                                                       2001      1.659          1.572            36,696

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285
                                                       2001      1.415          1.083            13,530

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825
                                                       2001      2.118          1.596            53,126

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466
                                                       2001      1.607          1.586           293,600

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637
                                                       2001      1.803          1.370            57,561

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221
                                                       2001      1.056          1.086           153,641

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234
                                                       2001      1.151          1.217           173,332

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812
                                                       2001      1.819          1.556           255,561

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077
                                                       2001      1.324          1.383           186,516

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.562          0.577                --
                                                       2008      1.000          0.562            34,977
                                                       2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253
                                                       2001      1.000          0.909               426





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

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                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGE



This name change is also a subadviser change.



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income                  T. Rowe Price Large Cap Value
     Portfolio -- Class B                           Portfolio -- Class B




UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation                MetLife Aggressive Strategy Portfolio- Class
     Portfolio -- Class B                           B
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Legg Mason Value Equity Portfolio -- Class   Legg Mason ClearBridge Aggressive Growth
     B                                              Portfolio -- Class B




UNDERLYING FUND SUBSTITUTION



The following former Underlying Fund was replaced by the new Underlying Fund.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      MET INVESTORS SERIES TRUST
  Legg Mason Global Currents Variable          MFS(R) Research International
     International All Cap Opportunity              Portfolio -- Class B
     Portfolio




UNDERLYING FUND LIQUIDATION



The following former Underlying Fund was replaced by the new Underlying Fund.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable            BlackRock Money Market Portfolio -- Class E
     Adjustable Rate Income Portfolio

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                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                 PORTFOLIO/SERIES                   MARKETING NAME
--------------------------------  --------------------------------  --------------------------------
American Funds Insurance            Global Growth Fund                American Funds Global Growth
  Series(R)                                                              Fund
American Funds Insurance            Growth-Income Fund                American Funds Growth-Income
  Series(R)                                                              Fund
American Funds Insurance            Growth Fund                       American Funds Growth Fund
  Series(R)
Janus Aspen Series                  Enterprise Portfolio              Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                  Worldwide Growth Portfolio        Janus Aspen Series Worldwide
                                                                         Growth Portfolio
Fidelity(R) Variable Insurance      Contrafund(R) Portfolio           Fidelity VIP Contrafund(R)
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Dynamic Capital Appreciation      Fidelity VIP Dynamic Capital
  Products                             Portfolio                         Appreciation Portfolio
Fidelity(R) Variable Insurance      Equity-Income Portfolio           Fidelity VIP Equity-Income
  Products                                                               Portfolio(R)
Fidelity(R) Variable Insurance      High Income Portfolio             Fidelity VIP High Income
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Mid Cap Portfolio                 Fidelity VIP Mid Cap
  Products                                                               Portfolio




                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

        ANNUITY CONTRACT                                                     MARKETING NAME
--------------------------------                                    --------------------------------
Registered Fixed Account Option                                     Fixed Account


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                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Services

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name: -------------------------------------------------

Address: ----------------------------------------------


Form SAI Book 15

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                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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                                   APPENDIX F

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.

     -    Barclays Capital Aggregate Bond Index Portfolio

     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    BlackRock Money Market Portfolio

     -    Fidelity((R) )VIP High Income Portfolio

     -    Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

     -    Legg Mason Western Asset Variable High Income Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Western Asset Management U.S. Government Portfolio

                          GOLD TRACK SELECT PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We").

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) you select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
DELAWARE VIP(R) TRUST -- STANDARD CLASS            MetLife Aggressive Strategy
  Delaware VIP(R) Small Cap Value Series              Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     MFS(R) Emerging Markets Equity
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          MFS(R) Research International
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Oppenheimer Capital Appreciation
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          PIMCO Inflation Protected Bond
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Total Return Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Fund Portfolio -- Class A
  Enterprise Portfolio                             Pioneer Strategic Income Portfolio -- Class
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             A
  Legg Mason ClearBridge Variable                  T. Rowe Price Large Cap Value
     Appreciation Portfolio -- Class I                Portfolio -- Class B
  Legg Mason ClearBridge Variable Equity           Third Avenue Small Cap Value
     Income Builder Portfolio -- Class I              Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental      Van Kampen Comstock Portfolio -- Class B
     All Cap                                     METROPOLITAN SERIES FUND, INC.
  Value Portfolio -- Class I                       Barclays Capital Aggregate Bond Index
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Small Cap           Portfolio -- Class D
     Growth Portfolio -- Class I                   BlackRock Bond Income Portfolio -- Class A
  Legg Mason Investment Counsel Variable           BlackRock Diversified Portfolio -- Class A
     Social                                        BlackRock Large Cap Value
  Awareness Portfolio                                 Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          BlackRock Legacy Large Cap Growth
  Legg Mason Western Asset Variable High              Portfolio -- Class A
     Income Portfolio                              BlackRock Money Market Portfolio -- Class A
MET INVESTORS SERIES TRUST                         Davis Venture Value Portfolio -- Class A
  American Funds(R) Balanced Allocation            FI Value Leaders Portfolio -- Class D
     Portfolio -- Class C                          MetLife Conservative Allocation
  American Funds(R) Growth Allocation                 Portfolio -- Class B
     Portfolio -- Class C                          MetLife Conservative to Moderate Allocation
  American Funds(R) Moderate Allocation               Portfolio -- Class B
     Portfolio -- Class C                          MetLife Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate to Aggressive Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Stock Index Portfolio -- Class A
     Portfolio -- Class A                          MFS(R) Total Return Portfolio -- Class F
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Value Portfolio -- Class A
  Harris Oakmark International                     Morgan Stanley EAFE(R) Index
     Portfolio -- Class A                             Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 Russell 2000(R) Index Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A              T. Rowe Price Large Cap Growth
  Legg Mason ClearBridge Aggressive Growth            Portfolio -- Class B
     Portfolio -- Class B                          T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A




Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED: MAY 1, 2011

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    14
The Annuity Contract and Your Retirement Plan...........................    14
The Annuity Contract....................................................    14
  Civil Unions..........................................................    15
  Contract Owner Inquiries..............................................    15
  Allocated Contracts...................................................    15
  Unallocated Contracts.................................................    16
  Purchase Payments.....................................................    16
  Purchase Payments -- Section 403(b) Plans.............................    16
  Accumulation Units....................................................    17
  The Funding Options...................................................    17
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    23
  Met Investors Series Trust -- Asset Allocation Portfolios.............    23
Charges and Deductions..................................................    24
  General...............................................................    24
  Surrender Charge......................................................    25
  Free Withdrawal Allowance.............................................    26
  Mortality and Expense Risk Charge.....................................    26
  Funding Option Expenses...............................................    26
  Variable Liquidity Benefit Charge.....................................    26
  Administrative Charge.................................................    26
  TPA Administrative Charges............................................    27
  Premium Tax...........................................................    27
  Changes in Taxes Based upon Premium or Value..........................    27
  Account Reduction Loan Fees...........................................    27
Transfers...............................................................    27
  Market Timing/Excessive Trading.......................................    28
  Dollar Cost Averaging.................................................    30
Access to Your Money....................................................    31
  Systematic Withdrawals................................................    31
  Account Reduction Loans...............................................    31
Ownership Provisions....................................................    32
  Types of Ownership....................................................    32
  Contract Owner........................................................    32
  Beneficiary...........................................................    32
  Annuitant.............................................................    32
Death Benefit...........................................................    32
  Death Benefit Proceeds Prior to the Maturity Date.....................    32
  Payment of Proceeds...................................................    33
  Death Proceeds after the Maturity Date................................    33
  Total Control Account.................................................    34
The Annuity Period......................................................    34
  Maturity Date.........................................................    34
  Allocation of Annuity.................................................    34
  Variable Annuity......................................................    34
  Fixed Annuity.........................................................    35
  Election of Options...................................................    35
  Retired Life Certificate..............................................    36
  Allocation of Cash Surrender Value During the Annuity Period..........    36
  Annuity Options.......................................................    36
  Variable Liquidity Benefit............................................    37
Miscellaneous Contract Provisions.......................................    37
  Right to Return.......................................................    37
  Termination of Allocated Contracts....................................    37
  Contract Exchanges....................................................    39
  Suspension of Payments................................................    39
  Misstatement..........................................................    39
  Funding Options.......................................................    39
The Separate Account....................................................    40
  Performance Information...............................................    40
Federal Tax Considerations..............................................    41
  General...............................................................    41
  Systematic Withdrawal Program for Substantially Equal Periodic
     Payments (SEPP) and Income Options.................................    42
  Separate Account Charges..............................................    42
  Qualified Contracts...................................................    43
  TSAs (ERISA and non-ERISA) - 403(b)...................................    45
  457(b) Plans..........................................................    47
  403(a)................................................................    48
  KEOGH.................................................................    48
  401(k)................................................................    48
  Puerto Rico Tax Considerations........................................    48
Other Information.......................................................    50
  The Insurance Company.................................................    50
  Financial Statements..................................................    50
  Distribution of the Contracts.........................................    51
  Conformity with State and Federal Laws................................    53
  Voting Rights.........................................................    53
  Contract Modification.................................................    53
  Postponement of Payment (the "Emergency Procedure")...................    53
  Restrictions on Financial Transactions................................    54
  Legal Proceedings.....................................................    54
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.


CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.


CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which we have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to you under this Contract.

                                    SUMMARY:

                            GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrators.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A maximum Subaccount administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, we may be required by Your state to deduct a Premium Tax.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, we can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person You have chosen as Your Beneficiary will receive a death benefit. The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------
SURRENDER CHARGE:...........................................................     5%   (1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.......................................    $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE......................................    $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:..........................................     5%   (3)


As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES


FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE FUNDING OPTIONS UNDER ALLOCATED
CONTRACTS)                                                                        0.10%
----------------------------------------------------------------------------      -----




MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)            1.20%(4)
---------------------------------------------------------------------            --------




---------
(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:

CONTRACT YEAR    SURRENDER CHARGE
-------------    ----------------
     0-2                5%
     3-4                4%
     5-6                3%
     7-8                2%
      9+                0%


(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.

CONTRACT YEAR    WITHDRAWAL CHARGE
-------------    -----------------
     0-2                 5%
     3-4                 4%
     5-6                 3%
     7-8                 2%
      9+                 0%



(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Legg Mason Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio
      -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B of the Met Investors Series Trust.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.27%      1.76%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
DELAWARE VIP(R) TRUST
  -- STANDARD CLASS
  Delaware VIP(R) Small Cap Value
     Series......................     0.73%          --        0.10%            --            0.83%           --          0.83%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio+..................     0.56%        0.25%       0.32%            --            1.13%           --          1.13%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............     1.24%        0.25%       0.26%          0.01%           1.76%         0.01%         1.75%(1)
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
  Worldwide Portfolio+...........     0.59%        0.25%       0.06%            --            0.90%           --          0.90%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I+.......     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.13%            --            0.88%           --          0.88%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I+.................     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%           --          0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.69%          --        0.28%            --            0.97%           --          0.97%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%           --          0.68%
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.02%          0.38%           1.01%           --          1.01%
  American Funds(R) Growth
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.02%          0.38%           1.02%           --          1.02%
  American Funds(R) Moderate
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.02%          0.37%           1.01%           --          1.01%
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.79%          --        0.08%            --            0.87%           --          0.87%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(2)
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(3)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.04%            --            0.73%           --          0.73%
  Legg Mason ClearBridge
     Aggressive Growth
     Portfolio -- Class B........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.74%           1.10%         0.01%         1.09%(4)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.94%          --        0.18%            --            1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(5)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+.......     0.66%        0.25%       0.14%            --            1.05%         0.02%         1.03%(6)
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A........     0.60%          --        0.06%            --            0.66%           --          0.66%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(7)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.59%          --        0.08%            --            0.67%           --          0.67%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(8)
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio  -- Class
     A...........................     0.25%          --        0.03%            --            0.28%         0.01%         0.27%(9)
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.37%          --        0.03%            --            0.40%         0.03%         0.37%(10)
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.04%            --            0.50%           --          0.50%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.02%            --            0.90%         0.03%         0.87%(11)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(12)
  BlackRock Money Market
     Portfolio  -- Class A.......     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(13)
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(14)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  Jennison Growth
     Portfolio -- Class B+.......     0.62%        0.25%       0.02%            --            0.89%         0.07%         0.82%(15)
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.01%          0.55%           0.91%         0.01%         0.90%(16)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.08%        0.25%       0.02%          0.61%           0.96%           --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.66%           0.97%           --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.71%           1.03%           --          1.03%
  MetLife Stock Index Portfolio
     -- Class A..................     0.25%          --        0.02%            --            0.27%         0.01%         0.26%(17)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(18)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%           --          0.42%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  Russell 2000(R) Index
     Portfolio  -- Class A.......     0.25%          --        0.07%          0.01%           0.33%           --          0.33%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%            --            0.82%           --          0.82%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(19)
WELLS FARGO VARIABLE TRUST
  VT Small Cap Value Fund+.......     0.75%        0.25%       0.32%          0.02%           1.34%         0.18%         1.16%(20)



---------


+ Not available under all Contracts. Availability depends on Contract issue date.



(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.


(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.




(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.




(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.




(8) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(19) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(20) The Fund's expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Fund's adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Net Total Annual Operating Expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.14% for Class 2.



Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.


EXAMPLE

The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     $856       $1,441      $2,097      $3,781      $356       $1,081      $1,827
Underlying Fund with Minimum Total
Annual Operating Expenses.............     $707       $  999      $1,367      $2,361      $207       $  639      $1,097
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     $3,781
Underlying Fund with Minimum Total
Annual Operating Expenses.............     $2,361



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in

Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement Annuity does not provide any additional tax deferral benefits beyond those provided by the Plan or the individual retirement Annuity. Accordingly, if You are purchasing this Contract through a Plan or individual retirement Annuity, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.

CIVIL UNIONS

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status of a spouse should consult a tax advisor.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract/Certificate, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
DELAWARE VIP(R)
  TRUST -- STANDARD CLASS
Delaware VIP(R) Small Cap Value    Seeks capital appreciation.         Delaware Management Company
  Series
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio+                                                           Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio*               Seeks long-term growth of           Janus Capital Management LLC
                                   capital in a manner consistent
                                   with the preservation of
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I+                                                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I             appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I+            secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks high current income as its    Legg Mason Partners Fund
  Variable High Income Portfolio   primary objective and capital       Advisor, LLC
                                   appreciation as its secondary       Subadvisers: Western Asset
                                   objective.                          Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced         Seeks a balance between a high      MetLife Advisers, LLC
  Allocation Portfolio -- Class    level of current income and         Subadviser: MetLife Advisers,
  C                                growth of capital, with a           LLC
                                   greater emphasis on growth of
                                   capital.
American Funds(R) Growth           Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class                                        Subadviser: MetLife Advisers,
  C                                                                    LLC
American Funds(R) Moderate         Seeks a high total return in the    MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of        Subadviser: MetLife Advisers,
  C                                capital, with a greater emphasis    LLC
                                   on income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities LLC
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Legg Mason ClearBridge             Seeks capital appreciation.         MetLife Advisers, LLC
  Aggressive Growth                                                    Subadviser: ClearBridge
  Portfolio -- Class B                                                 Advisors, LLC
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities which are      LLC
                                   believed to be undervalued in
                                   the marketplace.
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: MetLife Advisers,
                                                                       LLC
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
Oppenheimer Capital Appreciation   Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Invesco Advisers,
                                                                       Inc.
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B+            capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
WELLS FARGO VARIABLE TRUST
VT Small Cap Value Fund+           Seeks long-term capital             Wells Fargo Funds Management,
                                   appreciation.                       LLC
                                                                       Subadviser: Wells Capital
                                                                       Management Incorporated


---------

+ Not available under all Contracts. Availability depends on Contract issue date.


* Effective May 16, 2011, the investment objective for Worldwide Portfolio (of the Janus Aspen Series) will be "Seeks long-term growth of capital."'




Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS


The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.



A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.


MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS


The American Funds(R) Balance Allocation Portfolio, the American Funds(R) Growth Allocation Portfolio and the American Funds(R) Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.


The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and


     -    the distribution of various reports to Contract Owners


Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



SURRENDER CHARGE

We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

     (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

     (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.



We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of Excess Plan Contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2

     -    transfers to an Employee Stock Fund

     -    certain Plan expenses, as mutually agreed upon

     -    annuitization under this Contract or another Contract issued by Us

     - for 403(b) arrangements, direct transfers to other investment vehicles We have pre-approved


     - to avoid required federal income tax penalties (This waiver applies to amounts required to be distributed from this Contract only.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.


A sales charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.


For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

CONTRACT YEAR    WITHDRAWAL CHARGE
-------------    -----------------
     0-2                 5%
     3-4                 4%
     5-6                 3%
     7-8                 2%
      9+                 0%


Please refer to " The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE

We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Delaware VIP Small Cap Value Series, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Worldwide Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Wells Fargo VT Small Cap Value Fund - the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


We will terminate your participation in the DCA Program upon notification in Good Order of Your death.


                              ACCESS TO YOUR MONEY

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Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification in Good Order of Your death.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

                              OWNERSHIP PROVISIONS

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TYPES OF OWNERSHIP

CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

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Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

     (a)  the Contract Value of the Participant's Individual Account or

     (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the Contract Value attributable to the Participant under the Contract or

     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.



If We are presented in Good Order with notification of Your death before any requested transaction is completed (including transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We will cancel the request. As described above, the death benefit is determined on the Death Report Date.


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                                                                                 MANDATORY
      BEFORE THE MATURITY DATE,                   THE COMPANY WILL              PAYOUT RULES
        UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:               APPLY*
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OWNER/ANNUITANT                        The Beneficiary (ies), or if none, to   Yes
                                       the Contract Owner's estate.
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BENEFICIARY                            No death proceeds are payable;          N/A
                                       Contract continues.
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CONTINGENT BENEFICIARY                 No death proceeds are payable;          N/A
                                       Contract continues.
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* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.

TOTAL CONTROL ACCOUNT


If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.



Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


                               THE ANNUITY PERIOD

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MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. (This requirement may be changed by Us.) Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.


You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


If the Contract is issued in New York on or after April 30, 2007 and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking minimum required distributions are allowed to go beyond the maximum Maturity Date. (These requirements may be changed by Us.)


ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Valuesfrom one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

     (c)  pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

     (a)  accept no further payments for this Contract or Certificate; and

     (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

     (a)  accept no further payments for this Contract or Certificates; and

     (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of Your Account's Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

     (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax advisor about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.


You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.


You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax advisor.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.


All tax-sheltered annuities ("TSAs"), 403(a), 457(b), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.



Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.


WITHDRAWALS


When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                     -----------------------------------
                                                               TYPE OF CONTRACT
----------------------------------------------------------------------------------------
                                                                401(K)
                                                      457(B)-    AND     403(B)
                                                        (2)     KEOGH     -TSA    403(A)
----------------------------------------------------------------------------------------
In a series of substantially equal payments made
annually (or more frequently) for life or life           X(1)     X(1)     X(1)     X(1)
expectancy (SEPP)
----------------------------------------------------------------------------------------

After You die                                            X        X        X        X
----------------------------------------------------------------------------------------

After You become totally disabled (as defined in the
Code)                                                    X        X        X        X
----------------------------------------------------------------------------------------

To pay deductible medical expenses                       X        X        X        X
----------------------------------------------------------------------------------------

After Separation from service if You are over 55 at
time of separation(1)                                    X        X        X        X
----------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies                   X        X        X        X
----------------------------------------------------------------------------------------
Pursuant to qualified domestic relations orders          X        X        X        X
----------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.
2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS




If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax advisor. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.


If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS


Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).



If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an individual retirement Annuity. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.



Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your account may be transferred pursuant to a qualified domestic relations order (QDRO).



Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.


Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.


Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an individual retirement Annuity designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different individual retirement Annuity or eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING


For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an individual retirement Annuity or another eligible retirement Plan.


Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS


Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:


     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.



In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.



Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax advisor prior to choosing a pay-out option.



Otherwise, You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or Annuity Contract under another type or qualified Plan (e.g. IRA and 403(b)).


In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.


The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of Cash Value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax advisor as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.



If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax advisor.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).



Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).


If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.


Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.



If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited individual retirement Annuity. However, such Beneficiary may not treat the inherited individual retirement Annuity as his or her own individual retirement Annuity. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.


If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS


Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.



Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax advisor prior to purchase of the Contract under any type of 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.


TAX SHELTERED ANNUITIES (ERISA AND NON-ERISA) - 403(B)

Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

     - Relates to distributions attributable to certain TSA Plan Terminations if the conditions of the new income tax regulations are met;


     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).


     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.



     - Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.



     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.


     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.


     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.


You and Your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under Annuity Contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.


SECTION 403(B) COLLATERALIZED LOANS


If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any fixed account value and only up to certain limits. In that case, We credit Your fixed account value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax advisor and read Your loan agreement and Contract prior to taking any loan.


457(B) PLANS

457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.


Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.


WITHDRAWALS


Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the Code).


SPECIAL RULES

Special rules apply to certain non-governmental 457(b) Plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax advisor and read Your loan agreement and Contract prior to taking any loan.

403(A)

The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.

KEOGH

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax advisor about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax advisor about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES


For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.



Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.



From each Annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.



Once the Annuity's cost has been fully recovered, all of the Annuity payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.



No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity Contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN


A Variable Annuity Contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") Plan established pursuant to

Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the Plan, or (2) make contributions to a trust under a qualified Plan for the purpose of providing an Annuity contract for an employee.



Qualified Plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.



The trust created under the qualified Plan is exempt from tax on its investment income.


a. Contributions


          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified Plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified Plan limit the amount of funds that may be contributed each year.


b. Distributions


          The amount paid by the employer towards the purchase of the Variable Annuity Contract or contributed to the trust for providing Variable Annuity Contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified Plan is includible in the gross income of the employee in the taxable year in which received or made available.



          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity Contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified Plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement Plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the Plan satisfies the following requirements: (1) the Plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after January 30, 2006, 10% of all Plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.





The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified Plan.


c. Rollover


          Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified Plan, if the distribution is contributed to another qualified retirement Plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement Plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement Plan trust under the Code to that type of Plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement Plan is a Plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement Plan trust under the Code to a Puerto Rico qualified retirement Plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor Plan for U.S. income tax purposes because a Puerto Rico retirement Plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement Plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement Plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2011.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN


A Variable Annuity Contract may be purchased for purposes of funding a self employed retirement Plan under Section 1081.01(f) of the 2011 PR Code. This Plan is commonly known as a Keogh Plan or an HR 10 Plan.



This Plan permits self-employed individuals and owner-employees to adopt pension Plans, profit sharing Plans or Annuity Plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.



An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.



Similar to a qualified Plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust beneficiaries.


a. Contributions


          A tax deduction may be claimed for contributions made to the Plan. As in other qualified Plans, contributions to the Plan are subject to certain statutory limits. The limit on the deduction depends on the type of Plan selected.


          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.


          The investment income generated from the contributions made to the Plan which are held in a qualified trust is tax exempt to the trust.


b. Distributions


          Distributions made under a qualified self-employed retirement Plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan - Distributions and Rollover".


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2009, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.


From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's variable annuity contracts. MetLife may also obtain access to an organization's members to market Our variable annuity contracts. These organizations are compensated for their sponsorship of Our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
       (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      1.322          1.398                 --
                                                       2006      1.148          1.322         12,633,367
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.089          1.171                 --
                                                       2006      1.000          1.089              7,441

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      1.155          1.219                 --
                                                       2005      1.097          1.155                 --
                                                       2004      1.000          1.097                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (7/03).................................  2008      1.434          1.373                 --
                                                       2007      1.233          1.434             33,514
                                                       2006      1.205          1.233                 --
                                                       2005      1.123          1.205                 --
                                                       2004      1.000          1.123                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.538          1.714          2,724,456
                                                       2009      1.084          1.538          2,563,147
                                                       2008      1.765          1.084          2,317,539
                                                       2007      1.541          1.765          1,422,141
                                                       2006      1.284          1.541                 --
                                                       2005      1.129          1.284                 --
                                                       2004      1.000          1.129                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.257          1.488          5,331,596
                                                       2009      0.905          1.257          5,040,443
                                                       2008      1.619          0.905          4,385,050
                                                       2007      1.446          1.619          2,658,286
                                                       2006      1.316          1.446                 --
                                                       2005      1.136          1.316                 --
                                                       2004      1.000          1.136                 --

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.128          1.253          2,838,157
                                                       2009      0.862          1.128          2,658,398
                                                       2008      1.391          0.862          2,240,317
                                                       2007      1.328          1.391          1,795,305
                                                       2006      1.157          1.328                 --
                                                       2005      1.096          1.157                 --
                                                       2004      1.000          1.096                 --

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      1.409          1.401                 --
                                                       2005      1.196          1.409         34,078,290
                                                       2004      1.000          1.196         32,746,008

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.051          2.158                 --
                                                       2006      1.553          2.051                 --
                                                       2005      1.217          1.553                 --
                                                       2004      1.000          1.217                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      1.221          1.615                 --
                                                       2005      1.143          1.221                 --
                                                       2004      1.000          1.143                 --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2010      1.282          1.691          3,156,510
                                                       2009      0.976          1.282          2,999,041
                                                       2008      1.395          0.976          2,725,428
                                                       2007      1.499          1.395          2,368,826
                                                       2006      1.294          1.499                 --
                                                       2005      1.186          1.294                 --
                                                       2004      1.000          1.186                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.357          1.304                 --
                                                       2007      1.270          1.357            191,848
                                                       2006      1.094          1.270                 --
                                                       2005      1.051          1.094                 --
                                                       2004      1.000          1.051                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.087          1.031                 --
                                                       2007      1.226          1.087          2,912,629
                                                       2006      1.185          1.226          1,764,552
                                                       2005      1.123          1.185          2,140,789
                                                       2004      1.000          1.123          2,182,428

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.169          1.229                 --
                                                       2006      1.092          1.169          7,009,717
                                                       2005      1.053          1.092          7,352,458
                                                       2004      1.000          1.053          8,060,351

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2010      1.318          1.536          6,059,250
                                                       2009      0.975          1.318          5,556,240
                                                       2008      1.707          0.975          5,237,732
                                                       2007      1.460          1.707          4,778,682
                                                       2006      1.314          1.460                 --
                                                       2005      1.130          1.314                 --
                                                       2004      1.000          1.130                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2010      1.350          1.588             83,216
                                                       2009      0.997          1.350             46,484
                                                       2008      1.706          0.997             38,637
                                                       2007      1.603          1.706             28,812
                                                       2006      1.413          1.603                 --
                                                       2005      1.174          1.413                 --
                                                       2004      1.000          1.174                 --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2010      1.043          1.198            103,438
                                                       2009      0.804          1.043         13,588,022
                                                       2008      1.405          0.804         13,778,552
                                                       2007      1.388          1.405         14,773,307
                                                       2006      1.159          1.388         15,197,568
                                                       2005      1.098          1.159         15,652,636
                                                       2004      1.000          1.098         15,832,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      1.560          1.438                 --
                                                       2007      1.232          1.560         19,414,425
                                                       2006      1.157          1.232         19,603,528
                                                       2005      1.097          1.157         21,090,383
                                                       2004      1.000          1.097         22,829,808

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2010      1.326          1.504                  0
                                                       2009      0.924          1.326          1,929,209
                                                       2008      1.235          0.924          1,851,856
                                                       2007      1.205          1.235          1,865,547
                                                       2006      1.087          1.205          1,881,872
                                                       2005      1.061          1.087          1,705,182
                                                       2004      1.000          1.061          1,741,580

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2010      1.521          1.949          8,237,681
                                                       2009      1.092          1.521          7,993,670
                                                       2008      1.813          1.092          7,407,254
                                                       2007      1.576          1.813          5,980,366
                                                       2006      1.407          1.576                 --
                                                       2005      1.195          1.407                 --
                                                       2004      1.000          1.195                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.207          1.425                 --
                                                       2005      1.095          1.207                 --
                                                       2004      1.000          1.095                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      2.028          2.377            399,355
                                                       2009      1.178          2.028            341,011
                                                       2008      2.499          1.178            308,192
                                                       2007      1.946          2.499            204,563
                                                       2006      1.524          1.946                 --
                                                       2005      1.200          1.524                 --
                                                       2004      1.000          1.200                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.432          1.548          1,015,476
                                                       2009      1.048          1.432            932,080
                                                       2008      1.763          1.048            869,498
                                                       2007      1.531          1.763            713,223
                                                       2006      1.265          1.531                 --
                                                       2005      1.151          1.265                 --
                                                       2004      1.000          1.151                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      1.444          1.535                 --
                                                       2006      1.193          1.444          6,087,115
                                                       2005      1.152          1.193          5,371,617
                                                       2004      1.000          1.152          5,197,684

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      1.148          1.322                 --
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.225          1.487                 --
                                                       2005      1.128          1.225                 --
                                                       2004      1.000          1.128                 --

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.063          1.092                 --
                                                       2005      1.053          1.063          1,084,602
                                                       2004      1.000          1.053          1,392,610

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.154          1.197                 --
                                                       2005      1.075          1.154                 --
                                                       2004      1.000          1.075                 --

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2010      1.463          1.831            726,865
                                                       2009      1.016          1.463            727,333
                                                       2008      1.815          1.016            741,312
                                                       2007      1.495          1.815            294,544
                                                       2006      1.324          1.495                 --
                                                       2005      1.185          1.324                 --
                                                       2004      1.000          1.185                 --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2010      1.134          1.306            412,847
                                                       2009      0.828          1.134            385,458
                                                       2008      1.504          0.828            358,193
                                                       2007      1.379          1.504            349,164
                                                       2006      1.173          1.379                 --
                                                       2005      1.115          1.173                 --
                                                       2004      1.000          1.115                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.176          1.334                 --
                                                       2005      1.134          1.176                 --
                                                       2004      1.000          1.134                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      1.254          1.341                 --
                                                       2006      1.172          1.254                 --
                                                       2005      1.106          1.172                 --
                                                       2004      1.000          1.106                 --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      1.090          1.358          1,027,734
                                                       2009      0.812          1.090            984,624
                                                       2008      1.367          0.812            976,852
                                                       2007      1.351          1.367          1,041,254
                                                       2006      1.245          1.351                 --
                                                       2005      1.119          1.245                 --
                                                       2004      1.000          1.119                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2010      1.191          1.337                 --
                                                       2009      0.978          1.191                 --
                                                       2008      1.388          0.978             10,867
                                                       2007      1.284          1.388             13,862
                                                       2006      1.122          1.284                 --
                                                       2005      1.079          1.122                 --
                                                       2004      1.000          1.079                 --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2010      1.150          1.283             17,210
                                                       2009      0.945          1.150             13,565
                                                       2008      1.327          0.945             10,572
                                                       2007      1.250          1.327              9,880
                                                       2006      1.063          1.250                 --
                                                       2005      1.069          1.063                 --
                                                       2004      1.000          1.069                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.017          1.138                403
                                                       2009      0.830          1.017                403
                                                       2008      1.281          0.830                403
                                                       2007      1.264          1.281              5,800

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      1.097          1.276          1,855,505
                                                       2009      0.851          1.097          1,786,894
                                                       2008      1.345          0.851          1,770,695
                                                       2007      1.333          1.345          1,899,164
                                                       2006      1.144          1.333                 --
                                                       2005      1.095          1.144                 --
                                                       2004      1.000          1.095                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2010      1.122          1.229            110,712
                                                       2009      0.790          1.122            127,423
                                                       2008      1.264          0.790             85,876
                                                       2007      1.204          1.264             84,831
                                                       2006      1.155          1.204                 --
                                                       2005      1.101          1.155                 --
                                                       2004      1.000          1.101                 --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.128          1.231            528,791
                                                       2009      0.909          1.128          1,469,016
                                                       2008      1.416          0.909          1,646,790
                                                       2007      1.367          1.416          1,659,898
                                                       2006      1.159          1.367                 --
                                                       2005      1.091          1.159                 --
                                                       2004      1.000          1.091                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.311          1.636            878,024
                                                       2009      0.921          1.311            841,665
                                                       2008      1.558          0.921            834,719
                                                       2007      1.421          1.558            859,761
                                                       2006      1.264          1.421                 --
                                                       2005      1.208          1.264                 --
                                                       2004      1.000          1.208                 --

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.854          0.835                 --
                                                       2008      1.371          0.854          1,588,820
                                                       2007      1.310          1.371          1,383,906
                                                       2006      1.142          1.310                 --
                                                       2005      1.099          1.142                 --
                                                       2004      1.000          1.099                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2010      1.252          1.295              6,905
                                                       2009      0.977          1.252          1,091,272
                                                       2008      1.731          0.977          1,059,412
                                                       2007      1.632          1.731          1,185,465
                                                       2006      1.301          1.632          1,324,463
                                                       2005      1.168          1.301            872,130
                                                       2004      1.000          1.168            713,721

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.281          1.433            141,325
                                                       2009      1.046          1.281          1,150,887
                                                       2008      1.403          1.046          1,212,473
                                                       2007      1.269          1.403          1,262,755
                                                       2006      1.182          1.269          1,106,063
                                                       2005      1.135          1.182          1,212,612
                                                       2004      1.000          1.135          1,305,355

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.987          1.075             23,331
                                                       2009      0.843          0.987             21,135
                                                       2008      1.073          0.843             33,064
                                                       2007      1.062          1.073             22,540
                                                       2006      1.023          1.062                 --
                                                       2005      1.003          1.023                 --
                                                       2004      1.000          1.003                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.328          1.544             73,696
                                                       2009      0.833          1.328            608,588
                                                       2008      1.193          0.833            228,174
                                                       2007      1.193          1.193            300,202
                                                       2006      1.078          1.193            159,262
                                                       2005      1.054          1.078            111,166
                                                       2004      1.000          1.054            196,344

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.147          1.146                 --
                                                       2009      1.148          1.147          2,174,244
                                                       2008      1.122          1.148          3,502,978
                                                       2007      1.073          1.122          2,110,589
                                                       2006      1.029          1.073          1,657,937
                                                       2005      1.004          1.029            875,334
                                                       2004      1.000          1.004            866,201

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.425          1.527                 --
                                                       2006      1.266          1.425                 --
                                                       2005      1.210          1.266                 --
                                                       2004      1.000          1.210                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      1.338          1.410                 --
                                                       2006      1.137          1.338                 --
                                                       2005      1.096          1.137                 --
                                                       2004      1.000          1.096                 --

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.228          1.269                 --
                                                       2006      1.094          1.228                 --
                                                       2005      1.062          1.094                 --
                                                       2004      1.000          1.062                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.368          1.444                 --
                                                       2006      1.160          1.368          1,247,352
                                                       2005      1.093          1.160          1,012,417
                                                       2004      1.000          1.093            965,434

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.348          1.407                 --
                                                       2006      1.153          1.348                 --
                                                       2005      1.120          1.153                 --
                                                       2004      1.000          1.120                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.395          1.544                 --
                                                       2006      1.247          1.395                 --
                                                       2005      1.156          1.247                 --
                                                       2004      1.000          1.156                 --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.115          1.155                 --
                                                       2005      1.077          1.115          4,329,664
                                                       2004      1.000          1.077          4,660,460

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.427          1.381                 --
                                                       2007      1.350          1.427          4,987,929
                                                       2006      1.405          1.350          3,442,501

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.337          1.549            816,308
                                                       2009      0.910          1.337          2,273,463
                                                       2008      1.203          0.910          1,635,894
                                                       2007      1.174          1.203          1,630,624
                                                       2006      1.104          1.174                 --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.478          1.557                 --
                                                       2006      1.384          1.478                 --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.166          1.308            155,092
                                                       2009      0.981          1.166            156,736
                                                       2008      1.569          0.981            117,188
                                                       2007      1.544          1.569             72,507

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.821          0.952          1,601,331
                                                       2009      0.609          0.821          1,933,975
                                                       2008      1.046          0.609          1,237,039
                                                       2007      1.231          1.046            903,529
                                                       2006      1.003          1.231             20,798

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.055          1.258            158,561
                                                       2009      0.820          1.055            137,429
                                                       2008      1.100          0.820            112,111
                                                       2007      1.114          1.100             83,775
                                                       2006      1.036          1.114                 --

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.911          1.019            432,757
                                                       2009      0.707          0.911            474,891
                                                       2008      1.001          0.707            225,575

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.857          0.969            374,616
                                                       2009      0.641          0.857            372,357
                                                       2008      1.000          0.641            203,854

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.953          1.045            249,221
                                                       2009      0.775          0.953            151,787
                                                       2008      1.002          0.775             58,926

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.465          1.704            354,738
                                                       2009      0.945          1.465            351,004
                                                       2008      1.599          0.945            245,138
                                                       2007      1.617          1.599            248,508
                                                       2006      1.455          1.617                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.087          1.370             76,120
                                                       2009      0.812          1.087             75,752
                                                       2008      1.327          0.812             71,825
                                                       2007      1.194          1.327             41,892
                                                       2006      1.193          1.194                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.560          1.705          2,320,705
                                                       2009      1.092          1.560         31,683,592
                                                       2008      1.884          1.092         32,541,062
                                                       2007      1.448          1.884         31,190,027
                                                       2006      1.401          1.448         30,060,809

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      1.203          1.478          1,409,057
                                                       2009      0.880          1.203          4,903,627
                                                       2008      1.111          0.880          4,797,394
                                                       2007      1.243          1.111                338

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.683          0.843             22,655
                                                       2009      0.515          0.683            140,135
                                                       2008      0.811          0.515             57,743

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.974          0.967                 --
                                                       2008      1.306          0.974          4,002,448
                                                       2007      1.232          1.306          4,357,232
                                                       2006      1.155          1.232          3,999,340

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.661          0.707              2,935
                                                       2009      0.480          0.661            175,156
                                                       2008      0.913          0.480             52,234

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      1.578          1.926                 (0)
                                                       2009      1.123          1.578          6,355,819
                                                       2008      1.849          1.123          6,598,997
                                                       2007      1.525          1.849          6,779,807

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.400          1.580            993,773
                                                       2009      1.024          1.400            878,291
                                                       2008      1.259          1.024            880,865
                                                       2007      1.182          1.259            775,065
                                                       2006      1.118          1.182                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.845          0.986          3,779,589
                                                       2009      0.716          0.845          3,734,790
                                                       2008      1.127          0.716          3,568,485
                                                       2007      1.087          1.127          3,517,870
                                                       2006      1.001          1.087                 --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.078          1.350            492,045
                                                       2009      0.855          1.078            749,936
                                                       2008      1.400          0.855            660,394
                                                       2007      1.529          1.400            471,238

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.831          0.793                 --
                                                       2008      1.452          0.831             55,291
                                                       2007      1.302          1.452             68,911
                                                       2006      1.306          1.302                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.046          2.529            253,541
                                                       2009      1.213          2.046            239,892
                                                       2008      2.726          1.213            169,907
                                                       2007      2.145          2.726            141,104

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.434          1.592            912,832
                                                       2009      1.093          1.434            898,346
                                                       2008      1.902          1.093            811,831
                                                       2007      1.795          1.902            685,662

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.226          1.614             37,191
                                                       2009      0.782          1.226             46,234
                                                       2008      1.397          0.782              3,142

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.878          0.960             63,820
                                                       2009      0.611          0.878         23,801,991
                                                       2008      1.082          0.611         24,455,157

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.213          1.306          1,757,509
                                                       2009      1.028          1.213          1,399,112
                                                       2008      1.104          1.028            954,466
                                                       2007      1.034          1.104            313,967

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.420          1.532          3,456,170
                                                       2009      1.264          1.420          3,109,514

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.174          1.360            209,660
                                                       2009      0.951          1.174            846,391
                                                       2008      1.419          0.951            687,425
                                                       2007      1.356          1.419            674,198
                                                       2006      1.250          1.356            544,281

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.257                 --
                                                       2006      1.068          1.134                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.466          1.640            731,378
                                                       2009      1.105          1.466          1,613,249
                                                       2008      1.241          1.105          1,277,116
                                                       2007      1.168          1.241            915,788
                                                       2006      1.117          1.168            613,810

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.164          1.392          1,155,178
                                                       2009      0.924          1.164          1,107,323
                                                       2008      1.320          0.924          1,167,667
                                                       2007      1.365          1.320            834,148
                                                       2006      1.334          1.365                 --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.061          1.215            115,519
                                                       2009      0.843          1.061            108,692

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.071          1.115                 --
                                                       2006      1.030          1.071         12,563,328
                                                       2005      1.012          1.030         12,090,903
                                                       2004      1.000          1.012         11,539,699

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.663          1.799                 --
                                                       2006      1.318          1.663         11,472,119
                                                       2005      1.153          1.318         10,216,570
                                                       2004      1.000          1.153         10,462,067

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.326          1.396                 --
                                                       2006      1.181          1.326         17,778,565
                                                       2005      1.111          1.181         17,686,950
                                                       2004      1.000          1.111         17,674,137

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.421          1.432                 --
                                                       2006      1.254          1.421         11,459,808
                                                       2005      1.173          1.254         11,051,101
                                                       2004      1.000          1.173         11,527,537

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.253          1.325            219,887
                                                       2009      1.195          1.253          4,560,267
                                                       2008      1.131          1.195          4,514,473
                                                       2007      1.114          1.131          4,326,039

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.214          1.394            208,504
                                                       2009      0.816          1.214            180,639
                                                       2008      1.509          0.816            114,278
                                                       2007      1.257          1.509            110,854
                                                       2006      1.276          1.257                 --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.186          1.281            194,644
                                                       2009      1.087          1.186          1,730,170
                                                       2008      1.129          1.087          1,629,438
                                                       2007      1.065          1.129          1,380,303
                                                       2006      1.016          1.065          1,173,382

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.091          1.193            623,452
                                                       2009      0.933          1.091          9,277,290
                                                       2008      1.244          0.933          6,061,839
                                                       2007      1.224          1.244          6,716,327

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.118          1.214              5,270
                                                       2009      1.010          1.118            243,684
                                                       2008      1.469          1.010             67,256

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.985          1.177            509,294
                                                       2009      0.775          0.985         11,477,609

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.335          2.439                 --
                                                       2008      3.583          2.335              8,268

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.157          1.154          1,125,280
                                                       2009      1.156          1.157          1,911,212
                                                       2008      1.127          1.156          1,298,859
                                                       2007      1.076          1.127            183,935
                                                       2006      1.043          1.076                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.660          0.655                 --
                                                       2008      1.108          0.660            183,092
                                                       2007      1.160          1.108            158,136

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.065          1.189            187,639
                                                       2009      0.809          1.065            223,201
                                                       2008      1.299          0.809            179,634

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.720          0.755                 --
                                                       2008      1.309          0.720         11,531,504
                                                       2007      1.263          1.309         11,997,079
                                                       2006      1.235          1.263         12,379,073

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.961          1.096          1,164,993
                                                       2009      0.792          0.961          1,220,737
                                                       2008      1.302          0.792          1,127,129
                                                       2007      1.254          1.302          1,057,772
                                                       2006      1.212          1.254                 --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      1.280          1.420             23,636
                                                       2009      0.920          1.280             22,357
                                                       2008      1.377          0.920             24,210

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.887          1.023            182,785
                                                       2009      0.677          0.887          8,413,827
                                                       2008      1.140          0.677          8,159,737
                                                       2007      1.107          1.140          8,468,195
                                                       2006      1.000          1.107                723

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.144          1.256            433,802
                                                       2009      0.952          1.144            441,145
                                                       2008      1.116          0.952            310,912
                                                       2007      1.060          1.116            190,454
                                                       2006      1.000          1.060                 19

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.086          1.207            512,306
                                                       2009      0.881          1.086            931,049
                                                       2008      1.127          0.881            997,691
                                                       2007      1.078          1.127            926,797
                                                       2006      1.000          1.078                 21

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      1.023          1.154          1,350,594
                                                       2009      0.811          1.023          6,710,885
                                                       2008      1.139          0.811          6,704,457
                                                       2007      1.095          1.139          6,173,758
                                                       2006      1.000          1.095                495

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.959          1.097          1,473,327
                                                       2009      0.745          0.959         21,102,077
                                                       2008      1.152          0.745         20,831,229
                                                       2007      1.113          1.152         21,448,494
                                                       2006      1.000          1.113             18,006

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.096          1.255          2,094,316
                                                       2009      0.871          1.096         19,465,688
                                                       2008      1.388          0.871         17,552,054
                                                       2007      1.387          1.388         18,642,402

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.173          1.285          4,402,339
                                                       2009      0.994          1.173          6,295,017
                                                       2008      1.284          0.994          6,264,248
                                                       2007      1.236          1.284          6,360,233
                                                       2006      1.146          1.236          1,859,839

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.246          1.385            491,913
                                                       2009      1.035          1.246            394,125
                                                       2008      1.538          1.035            319,485
                                                       2007      1.433          1.538            261,420
                                                       2006      1.286          1.433                 --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.316          1.419            630,946
                                                       2009      1.026          1.316          6,136,197
                                                       2008      1.776          1.026          6,084,847
                                                       2007      1.817          1.776          6,603,147

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.938          1.086                  0
                                                       2009      0.670          0.938         16,663,530
                                                       2008      1.127          0.670         16,740,537
                                                       2007      1.062          1.127         18,165,029
                                                       2006      0.996          1.062         18,132,926

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.928          1.072            898,878
                                                       2009      0.666          0.928            805,882
                                                       2008      1.123          0.666            789,509
                                                       2007      1.060          1.123            599,658
                                                       2006      0.996          1.060                 --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.186          1.500            973,326
                                                       2009      0.944          1.186          8,016,780
                                                       2008      1.423          0.944          7,650,046
                                                       2007      1.463          1.423          7,521,631

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.386          1.614             26,469
                                                       2009      0.972          1.386            298,300
                                                       2008      1.579          0.972            142,107

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.947          1.271          1,281,693
                                                       2009      0.685          0.947          2,918,179
                                                       2008      1.033          0.685          2,800,320

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.170          1.220                 --
                                                       2006      1.092          1.170          1,103,065

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.154          1.219            414,070
                                                       2009      1.108          1.154          2,178,183
                                                       2008      1.113          1.108          1,975,493
                                                       2007      1.068          1.113          1,971,396
                                                       2006      1.023          1.068          1,682,086

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.030          1.043                 --
                                                       2005      1.004          1.030                 --
                                                       2004      1.000          1.004                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.150          1.220                 --
                                                       2005      1.091          1.150                 --
                                                       2004      1.000          1.091                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.005          1.030                 --
                                                       2006      1.001          1.005                 --
                                                       2005      1.000          1.001                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.214          1.260                 --
                                                       2008      1.162          1.214          2,087,470
                                                       2007      1.072          1.162          1,285,462
                                                       2006      1.035          1.072                 --
                                                       2005      1.014          1.035                 --
                                                       2004      1.000          1.014                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.504          1.401                 --
                                                       2007      1.367          1.504              2,257
                                                       2006      1.235          1.367                 --
                                                       2005      1.155          1.235                 --
                                                       2004      1.000          1.155                 --

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.660          1.805                 --
                                                       2006      1.304          1.660                 --
                                                       2005      1.165          1.304                 --
                                                       2004      1.000          1.165                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.484          1.591                 --
                                                       2006      1.269          1.484                 --
                                                       2005      1.189          1.269                 --
                                                       2004      1.000          1.189                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.221          1.306                 --
                                                       2005      1.127          1.221                 --
                                                       2004      1.000          1.127                 --

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.045          1.118                 --
                                                       2005      1.044          1.045                 --
                                                       2004      1.000          1.044                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      1.281          1.405                 --
                                                       2005      1.143          1.281          3,620,205
                                                       2004      1.000          1.143          2,900,688

  Travelers Equity Income Subaccount (7/97)..........  2006      1.149          1.212                 --
                                                       2005      1.103          1.149                 --
                                                       2004      1.000          1.103                 --

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.072          1.104                 --
                                                       2005      1.048          1.072                 --
                                                       2004      1.000          1.048                 --

  Travelers Federated Stock Subaccount (7/97)........  2006      1.161          1.207                 --
                                                       2005      1.106          1.161                 --
                                                       2004      1.000          1.106                 --

  Travelers Large Cap Subaccount (7/97)..............  2006      1.194          1.235                 --
                                                       2005      1.102          1.194                 --
                                                       2004      1.000          1.102                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.298          1.384                 --
                                                       2005      1.162          1.298                 --
                                                       2004      1.000          1.162                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.201          1.276                 --
                                                       2005      1.169          1.201                 --
                                                       2004      1.000          1.169                 --

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.105          1.146                 --
                                                       2005      1.077          1.105          1,904,939
                                                       2004      1.000          1.077          1,537,962

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.286                 --
                                                       2005      1.116          1.185                 --
                                                       2004      1.000          1.116                 --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.261          1.455                 --
                                                       2005      1.155          1.261                 --
                                                       2004      1.000          1.155                 --

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.173          1.250                 --
                                                       2005      1.110          1.173            534,077
                                                       2004      1.000          1.110            558,000

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.010          1.068                 --
                                                       2005      1.000          1.010                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.102          1.117                 --
                                                       2005      1.066          1.102            569,192
                                                       2004      1.000          1.066            331,070

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.022          1.016                 --
                                                       2005      1.008          1.022          1,286,039
                                                       2004      1.000          1.008          1,546,414

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.127          1.181                 --
                                                       2005      1.108          1.127         14,030,052
                                                       2004      1.000          1.108         15,242,832

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.032          1.193                 --
                                                       2005      1.000          1.032                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.036                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.057          1.023                 --
                                                       2005      1.016          1.057          2,083,980
                                                       2004      1.000          1.016          1,851,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      0.837          0.815                 --
                                                       2008      1.308          0.837            136,665
                                                       2007      1.343          1.308            100,903
                                                       2006      1.161          1.343                 --
                                                       2005      1.118          1.161                 --
                                                       2004      1.000          1.118                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.806          0.829                 --
                                                       2008      1.420          0.806             15,858
                                                       2007      1.267          1.420             14,071
                                                       2006      1.190          1.267                 --
                                                       2005      1.106          1.190                 --
                                                       2004      1.000          1.106                 --

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2010      1.398          1.635            251,649
                                                       2009      0.876          1.398            265,265
                                                       2008      1.584          0.876            240,931
                                                       2007      1.600          1.584            233,963
                                                       2006      1.387          1.600                 --
                                                       2005      1.194          1.387                 --
                                                       2004      1.000          1.194                 --





               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405
                                                       2001      1.000          0.886             9,328

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.887          0.847                --
                                                       2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158
                                                       2001      1.000          0.815             4,939

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.432          1.580            65,853
                                                       2009      1.020          1.432            54,642
                                                       2008      1.677          1.020            45,655
                                                       2007      1.479          1.677            36,814
                                                       2006      1.244          1.479            21,804
                                                       2005      1.105          1.244             8,933
                                                       2004      1.000          1.105             4,183

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.145          1.342           109,771
                                                       2009      0.832          1.145            77,057
                                                       2008      1.505          0.832            55,973
                                                       2007      1.357          1.505            40,623
                                                       2006      1.247          1.357            25,278
                                                       2005      1.087          1.247            11,246
                                                       2004      1.000          1.087             1,982

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.056          1.162           152,334
                                                       2009      0.815          1.056           118,071
                                                       2008      1.329          0.815            97,515
                                                       2007      1.282          1.329            63,299
                                                       2006      1.127          1.282            47,535
                                                       2005      1.079          1.127            36,452
                                                       2004      1.000          1.079            31,224

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597
                                                       2001      2.385          1.740         1,800,337

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521
                                                       2001      1.305          1.163             1,869

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932
                                                       2001      1.233          1.324             4,245

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2010      2.179          2.845            38,914
                                                       2009      1.675          2.179            34,155
                                                       2008      2.419          1.675            43,453
                                                       2007      2.625          2.419            43,029
                                                       2006      2.289          2.625            40,016
                                                       2005      2.119          2.289            38,677
                                                       2004      1.767          2.119            43,068
                                                       2003      1.261          1.767            28,321
                                                       2002      1.353          1.261            18,910
                                                       2001      1.226          1.353             5,788

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.324          1.269                --
                                                       2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751
                                                       2001      1.159          1.037           136,753

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.615          1.526                --
                                                       2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979
                                                       2001      1.627          1.507            93,689

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2010      1.348          1.556           209,389
                                                       2009      1.008          1.348           214,758
                                                       2008      1.782          1.008           282,048
                                                       2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217
                                                       2001      1.000          0.947            10,328

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2010      1.039          1.210            24,596
                                                       2009      0.775          1.039            19,451
                                                       2008      1.339          0.775            15,185
                                                       2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031
                                                       2001      1.000          0.844             1,686

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2010      1.606          1.826           903,638
                                                       2009      1.250          1.606         1,021,111

Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)
  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2010      1.303          1.464            68,416
                                                       2009      0.917          1.303            64,998

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2010      1.857          2.356           184,734
                                                       2009      1.346          1.857           181,117
                                                       2008      2.258          1.346           162,285
                                                       2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675
                                                       2001      1.000          1.029             1,660

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                --
                                                       2005      1.334          1.456             7,543
                                                       2004      1.200          1.334             5,052
                                                       2003      1.000          1.200             2,581

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      1.977          2.295            53,879
                                                       2009      1.160          1.977            50,596
                                                       2008      2.486          1.160            49,087
                                                       2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.363          1.459            90,670
                                                       2009      1.008          1.363            78,947
                                                       2008      1.712          1.008            74,098
                                                       2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.206          1.450                --
                                                       2005      1.122          1.206            28,503
                                                       2004      1.000          1.122             8,964

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261
                                                       2001      1.281          1.385            67,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827
                                                       2001      1.000          0.959             7,538

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2010      1.015          1.257            92,750
                                                       2009      0.712          1.015            97,000
                                                       2008      1.284          0.712           142,443
                                                       2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854
                                                       2001      1.000          0.770             4,574

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2010      0.748          0.853            61,176
                                                       2009      0.551          0.748           107,849
                                                       2008      1.012          0.551           148,854
                                                       2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552
                                                       2001      1.000          0.837             5,640

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.153          1.297                --
                                                       2005      1.123          1.153             1,394
                                                       2004      1.000          1.123                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.968          1.031                --
                                                       2006      0.913          0.968            35,386
                                                       2005      0.870          0.913            28,786
                                                       2004      0.857          0.870            20,968
                                                       2003      0.647          0.857            13,898
                                                       2002      0.895          0.647             9,111
                                                       2001      1.000          0.895             2,490

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.839          1.036           138,345
                                                       2009      0.632          0.839           148,908
                                                       2008      1.074          0.632           115,021
                                                       2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775
                                                       2001      1.000          0.946             2,244

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2010      1.061          1.180             9,949
                                                       2009      0.880          1.061             9,833
                                                       2008      1.262          0.880            18,070
                                                       2007      1.179          1.262            33,910
                                                       2006      1.041          1.179            35,956
                                                       2005      1.011          1.041            31,724
                                                       2004      0.941          1.011            25,228
                                                       2003      0.765          0.941            18,299
                                                       2002      0.940          0.765            10,906
                                                       2001      1.000          0.940             4,178

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2010      0.832          0.919            91,051
                                                       2009      0.690          0.832            83,702
                                                       2008      0.979          0.690            99,041
                                                       2007      0.932          0.979            98,986
                                                       2006      0.800          0.932            89,784
                                                       2005      0.813          0.800            76,474
                                                       2004      0.796          0.813            59,784
                                                       2003      0.653          0.796            47,024
                                                       2002      0.894          0.653            33,413
                                                       2001      1.000          0.894             8,590

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.128          1.250            39,025
                                                       2009      0.930          1.128            42,471
                                                       2008      1.449          0.930            39,244
                                                       2007      1.440          1.449            46,869

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      0.997          1.147           226,004
                                                       2009      0.781          0.997           249,234
                                                       2008      1.247          0.781           254,177
                                                       2007      1.247          1.247           268,175
                                                       2006      1.082          1.247            77,149
                                                       2005      1.046          1.082            65,171
                                                       2004      0.979          1.046            50,470
                                                       2003      0.716          0.979            36,529
                                                       2002      0.921          0.716            22,981
                                                       2001      1.000          0.921             6,898

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2010      1.395          1.512            81,645
                                                       2009      0.993          1.395            96,714
                                                       2008      1.604          0.993            92,139
                                                       2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408
                                                       2001      1.555          1.343            22,563

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.518          1.641           147,142
                                                       2009      1.235          1.518           151,067
                                                       2008      1.944          1.235           157,063
                                                       2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635
                                                       2001      1.510          1.429            50,373

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.078          1.332            39,688
                                                       2009      0.765          1.078            68,765
                                                       2008      1.307          0.765            58,207
                                                       2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265
                                                       2001      1.000          0.970               565

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.663          0.646                --
                                                       2008      1.074          0.663           138,819
                                                       2007      1.037          1.074           116,547
                                                       2006      0.913          1.037           105,163
                                                       2005      0.887          0.913           353,048
                                                       2004      0.815          0.887           365,342
                                                       2003      0.647          0.815           325,863
                                                       2002      0.844          0.647           235,737
                                                       2001      0.975          0.844           133,552

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2010      1.004          1.028           120,547
                                                       2009      0.791          1.004           117,401
                                                       2008      1.415          0.791           116,334
                                                       2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135
                                                       2001      1.350          0.917            96,390

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.685          1.865           659,896
                                                       2009      1.390          1.685           680,013
                                                       2008      1.882          1.390           679,310
                                                       2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508
                                                       2001      1.906          1.587           355,392

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.935          1.008                --
                                                       2009      0.807          0.935                --
                                                       2008      1.037          0.807                --
                                                       2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.592          1.833            28,165
                                                       2009      1.009          1.592            28,625
                                                       2008      1.460          1.009            25,296
                                                       2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368
                                                       2001      1.067          1.014            60,523

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.293          1.288                --
                                                       2009      1.307          1.293           797,136
                                                       2008      1.291          1.307           721,587
                                                       2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747
                                                       2001      1.175          1.202           591,721

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.281          1.368                --
                                                       2006      1.149          1.281            20,231
                                                       2005      1.110          1.149            16,271
                                                       2004      0.973          1.110            10,172
                                                       2003      0.694          0.973             9,880
                                                       2002      0.946          0.694             5,594
                                                       2001      1.000          0.946             1,173

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773
                                                       2001      1.611          1.620            29,111

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.404          1.446                --
                                                       2006      1.264          1.404            50,357
                                                       2005      1.239          1.264            47,333
                                                       2004      1.154          1.239            57,649
                                                       2003      1.009          1.154            48,083
                                                       2002      1.097          1.009            39,801
                                                       2001      1.121          1.097               324

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034
                                                       2001      1.581          1.433           237,866

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                --
                                                       2006      1.128          1.306               331
                                                       2005      1.107          1.128               331
                                                       2004      1.000          1.107                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                --
                                                       2006      1.240          1.374               151
                                                       2005      1.161          1.240               151
                                                       2004      1.000          1.161                --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471
                                                       2001      1.637          1.534           438,370

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.445          2.359                --
                                                       2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.584          1.817           184,386
                                                       2009      1.089          1.584           185,304
                                                       2008      1.454          1.089           181,264
                                                       2007      1.433          1.454           178,313
                                                       2006      1.357          1.433                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.045          1.161            28,934
                                                       2009      0.888          1.045            26,056
                                                       2008      1.435          0.888            23,421
                                                       2007      1.421          1.435            19,575

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.791          0.908           263,805
                                                       2009      0.593          0.791           243,514
                                                       2008      1.028          0.593           248,206
                                                       2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.016          1.199            12,115
                                                       2009      0.798          1.016            10,625
                                                       2008      1.080          0.798            10,544
                                                       2007      1.105          1.080                --
                                                       2006      1.035          1.105                --

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.896          0.992            75,423
                                                       2009      0.702          0.896            66,385
                                                       2008      1.001          0.702                --

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.843          0.944            43,396
                                                       2009      0.637          0.843            24,672
                                                       2008      1.000          0.637             3,272

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.937          1.017            26,388
                                                       2009      0.770          0.937            15,010
                                                       2008      1.002          0.770               145

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.250          1.440            56,897
                                                       2009      0.815          1.250            42,289
                                                       2008      1.392          0.815            36,665
                                                       2007      1.422          1.392            29,024
                                                       2006      1.288          1.422            17,364

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.039          1.297             4,360
                                                       2009      0.784          1.039             3,637
                                                       2008      1.294          0.784             5,046
                                                       2007      1.177          1.294                --
                                                       2006      1.183          1.177                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.321          2.513         1,131,047
                                                       2009      1.642          2.321         1,277,230
                                                       2008      2.861          1.642         1,430,148
                                                       2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      2.019          2.457            83,337
                                                       2009      1.492          2.019           100,690
                                                       2008      1.085          1.492           100,242
                                                       2007      1.222          1.085                --

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.625          0.763             6,496
                                                       2009      0.476          0.625             3,644
                                                       2008      0.755          0.476                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.563          1.548                --
                                                       2008      2.118          1.563           328,174
                                                       2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.634          0.671             2,362
                                                       2009      0.465          0.634             2,277
                                                       2008      0.890          0.465                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      2.516          3.040           494,426
                                                       2009      1.808          2.516           570,598
                                                       2008      3.007          1.808           617,505
                                                       2007      2.497          3.007           680,027

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.827          2.041            15,352
                                                       2009      1.350          1.827            12,783
                                                       2008      1.676          1.350            14,697
                                                       2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.815          0.941            52,391
                                                       2009      0.697          0.815            50,742
                                                       2008      1.108          0.697            51,170
                                                       2007      1.080          1.108            66,852
                                                       2006      1.001          1.080            52,799

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2010      1.030          1.277            12,960
                                                       2009      0.825          1.030             5,966
                                                       2008      1.365          0.825             3,087
                                                       2007      1.500          1.365             1,316

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.617          0.587                --
                                                       2008      1.090          0.617            30,150
                                                       2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.824          3.456            15,231
                                                       2009      1.691          2.824            12,933
                                                       2008      3.840          1.691            17,589
                                                       2007      3.041          3.840            17,944

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.187          1.306            67,115
                                                       2009      0.914          1.187            76,705
                                                       2008      1.607          0.914            85,883
                                                       2007      1.527          1.607            55,930

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.783          1.021            45,006
                                                       2009      0.504          0.783            43,628
                                                       2008      0.907          0.504            36,975

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.803          0.870         1,393,892
                                                       2009      0.565          0.803         1,500,889
                                                       2008      1.007          0.565         1,805,287

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2010      1.163          1.240             8,354
                                                       2009      0.995          1.163             2,466
                                                       2008      1.080          0.995                --
                                                       2007      1.018          1.080                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.623          1.733           382,898
                                                       2009      1.453          1.623           327,323

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.273          1.460           164,021
                                                       2009      1.041          1.273           157,246
                                                       2008      1.570          1.041            69,902
                                                       2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.118          1.236                --
                                                       2006      1.060          1.118                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.920          2.125            74,688
                                                       2009      1.461          1.920            93,983
                                                       2008      1.658          1.461            92,649
                                                       2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.097          1.298           151,085
                                                       2009      0.879          1.097           143,498
                                                       2008      1.269          0.879           185,616
                                                       2007      1.325          1.269           152,474
                                                       2006      1.297          1.325               305

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.310          1.486            29,316
                                                       2009      1.048          1.310            27,458

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280
                                                       2001      1.295          1.366           150,472

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558
                                                       2001      1.523          1.181            81,149

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378
                                                       2001      1.324          1.101           326,861

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211
                                                       2001      1.236          1.239           121,305

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.862          1.949            87,113
                                                       2009      1.794          1.862            74,362
                                                       2008      1.715          1.794            61,878
                                                       2007      1.691          1.715            70,324

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.213          1.380           213,606
                                                       2009      0.824          1.213           209,357
                                                       2008      1.538          0.824           214,108
                                                       2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.531          1.638           200,641
                                                       2009      1.417          1.531           276,815
                                                       2008      1.487          1.417           253,364
                                                       2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.501          1.624           573,368
                                                       2009      1.296          1.501           739,755
                                                       2008      1.746          1.296           355,777
                                                       2007      1.729          1.746           349,898

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.036          1.114                --
                                                       2009      0.945          1.036                --
                                                       2008      1.384          0.945                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.012          1.197           522,827
                                                       2009      0.802          1.012           568,871

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.027          2.110                --
                                                       2008      3.130          2.027                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.224          1.208            82,960
                                                       2009      1.235          1.224            59,817
                                                       2008      1.216          1.235            69,646
                                                       2007      1.173          1.216            47,204
                                                       2006      1.145          1.173            29,607

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.643          0.636                --
                                                       2008      1.089          0.643           128,473
                                                       2007      1.148          1.089           109,318

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.019          1.126           423,913
                                                       2009      0.782          1.019           417,916
                                                       2008      1.264          0.782           408,659

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.747          0.781                --
                                                       2008      1.372          0.747           588,245
                                                       2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.195          1.350           223,988
                                                       2009      0.995          1.195           194,083
                                                       2008      1.652          0.995           198,176
                                                       2007      1.608          1.652           196,448
                                                       2006      1.564          1.608           201,863

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.776          0.853            59,441
                                                       2009      0.563          0.776            59,653
                                                       2008      0.849          0.563            65,120

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.853          0.974           297,464
                                                       2009      0.657          0.853           235,664
                                                       2008      1.118          0.657           230,643
                                                       2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.101          1.196           351,068
                                                       2009      0.925          1.101           332,614
                                                       2008      1.095          0.925            59,992
                                                       2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.044          1.150           265,434
                                                       2009      0.856          1.044           142,450
                                                       2008      1.105          0.856           102,061
                                                       2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      0.984          1.099         2,025,755
                                                       2009      0.788          0.984         1,525,132
                                                       2008      1.118          0.788           853,929
                                                       2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.923          1.045           195,363
                                                       2009      0.724          0.923           128,468
                                                       2008      1.131          0.724            88,977
                                                       2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.659          1.881         1,554,435
                                                       2009      1.331          1.659         1,822,506
                                                       2008      2.144          1.331         1,837,935
                                                       2007      2.161          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.945          2.109           769,355
                                                       2009      1.665          1.945           804,617
                                                       2008      2.171          1.665           837,337
                                                       2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.193          1.312            15,688
                                                       2009      1.000          1.193             2,671
                                                       2008      1.501          1.000             2,953
                                                       2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.430          1.527            66,861
                                                       2009      1.126          1.430            69,826
                                                       2008      1.969          1.126            58,762
                                                       2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.904          1.037         1,097,209
                                                       2009      0.652          0.904         1,526,194
                                                       2008      1.108          0.652         1,630,843
                                                       2007      1.055          1.108         1,593,176
                                                       2006      0.996          1.055         1,844,071

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.894          1.023            41,501
                                                       2009      0.648          0.894            37,899
                                                       2008      1.104          0.648            37,390
                                                       2007      1.053          1.104            24,182
                                                       2006      0.996          1.053             3,827

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.437          1.800           102,370
                                                       2009      1.155          1.437           120,346
                                                       2008      1.760          1.155           118,331
                                                       2007      1.811          1.760           114,260

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.240          1.429            15,781
                                                       2009      0.878          1.240            11,048
                                                       2008      1.437          0.878                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.378          1.831           176,999
                                                       2009      1.007          1.378           163,816
                                                       2008      1.529          1.007           171,898

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.780          1.862           212,057
                                                       2009      1.726          1.780           238,592
                                                       2008      1.752          1.726           250,086
                                                       2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.134          1.145                --
                                                       2005      1.116          1.134            22,097
                                                       2004      1.119          1.116            31,686
                                                       2003      1.125          1.119            30,849
                                                       2002      1.125          1.125            45,798
                                                       2001      1.098          1.125             8,164

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                --
                                                       2005      1.075          1.122               925
                                                       2004      1.000          1.075             1,172

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.993          1.014                --
                                                       2006      0.999          0.993                --
                                                       2005      1.000          0.999                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.401          1.449                --
                                                       2008      1.355          1.401           260,317
                                                       2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128
                                                       2001      1.000          1.054             7,564

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      0.980          0.910                --
                                                       2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361
                                                       2001      1.000          0.806             2,387

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050
                                                       2001      1.000          0.858             5,115

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903
                                                       2001      1.000          1.089             2,938

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555
                                                       2001      1.000          0.864             1,220

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244
                                                       2001      1.218          1.192             1,191

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044
                                                       2001      1.659          1.572            36,696

  Travelers Equity Income Subaccount (7/97)..........  2006      1.487          1.564                --
                                                       2005      1.442          1.487           185,477
                                                       2004      1.330          1.442           303,955
                                                       2003      1.027          1.330           278,983
                                                       2002      1.209          1.027           237,038
                                                       2001      1.312          1.209           142,279

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.322          1.357                --
                                                       2005      1.306          1.322                --
                                                       2004      1.199          1.306            15,012
                                                       2003      0.992          1.199            14,823
                                                       2002      0.969          0.992            11,997
                                                       2001      0.963          0.969             9,162

  Travelers Federated Stock Subaccount (7/97)........  2006      1.528          1.584                --
                                                       2005      1.470          1.528            19,053
                                                       2004      1.347          1.470            30,999
                                                       2003      1.070          1.347            25,490
                                                       2002      1.343          1.070            17,301
                                                       2001      1.338          1.343            10,237

  Travelers Large Cap Subaccount (7/97)..............  2006      1.276          1.317                --
                                                       2005      1.190          1.276           181,605
                                                       2004      1.132          1.190           190,428
                                                       2003      0.920          1.132           139,745
                                                       2002      1.207          0.920            96,255
                                                       2001      1.479          1.207            61,266

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285
                                                       2001      1.415          1.083            13,530

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825
                                                       2001      2.118          1.596            53,126

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466
                                                       2001      1.607          1.586           293,600

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.120          1.288                --
                                                       2005      1.036          1.120            20,031
                                                       2004      0.907          1.036            33,953
                                                       2003      0.715          0.907            35,395
                                                       2002      0.832          0.715            34,178
                                                       2001      1.142          0.832            18,322

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637
                                                       2001      1.803          1.370            57,561

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.006          1.060                --
                                                       2005      1.000          1.006                --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221
                                                       2001      1.056          1.086           153,641

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234
                                                       2001      1.151          1.217           173,332

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812
                                                       2001      1.819          1.556           255,561

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.027          1.183                --
                                                       2005      1.000          1.027                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077
                                                       2001      1.324          1.383           186,516

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.044          1.014                --
                                                       2008      1.648          1.044            27,906
                                                       2007      1.709          1.648            26,405
                                                       2006      1.492          1.709            24,870
                                                       2005      1.452          1.492            27,721
                                                       2004      1.253          1.452            23,081
                                                       2003      1.000          1.253                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.562          0.577                --
                                                       2008      1.000          0.562            34,977
                                                       2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253
                                                       2001      1.000          0.909               426

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2010      1.799          2.082            12,521
                                                       2009      1.138          1.799            12,850
                                                       2008      2.079          1.138             9,344
                                                       2007      2.121          2.079             9,954
                                                       2006      1.857          2.121            18,371
                                                       2005      1.615          1.857            16,116
                                                       2004      1.401          1.615            12,301
                                                       2003      1.025          1.401             9,541
                                                       2002      1.352          1.025             5,376
                                                       2001      1.316          1.352             1,420





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class A and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGE



This name change is also a subadviser change.



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income                  T. Rowe Price Large Cap Value
     Portfolio -- Class B                           Portfolio -- Class B




UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation                MetLife Aggressive Strategy Portfolio- Class
     Portfolio -- Class B                           B
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Legg Mason Value Equity Portfolio -- Class   Legg Mason ClearBridge Aggressive Growth
     B                                              Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason ClearBridge Variable Dividend     Legg Mason ClearBridge Variable Equity Income
     Strategy Portfolio                             Builder Portfolio -- Class I




UNDERLYING FUND SUBSTITUTION



The following former Underlying Fund was replaced by the new Underlying Fund.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      MET INVESTORS SERIES TRUST
  Legg Mason Global Currents Variable          MFS(R) Research International
     International All Cap Opportunity              Portfolio -- Class B
     Portfolio




UNDERLYING FUND LIQUIDATION



The following former Underlying Fund was replaced by the new Underlying Fund.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable            BlackRock Money Market Portfolio -- Class A
     Adjustable Rate Income Portfolio

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                 PORTFOLIO/SERIES                   MARKETING NAME
--------------------------------  --------------------------------  --------------------------------
American Funds Insurance            Global Growth Fund                American Funds Global Growth
  Series(R)                                                              Fund
American Funds Insurance            Growth-Income Fund                American Funds Growth-Income
  Series(R)                                                              Fund
American Funds Insurance            Growth Fund                       American Funds Growth Fund
  Series(R)
Janus Aspen Series                  Enterprise Portfolio              Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                  Worldwide Growth Portfolio        Janus Aspen Series Worldwide
                                                                         Growth Portfolio
Fidelity(R) Variable Insurance      Contrafund(R) Portfolio           Fidelity VIP Contrafund(R)
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Dynamic Capital Appreciation      Fidelity VIP Dynamic Capital
  Products                             Portfolio                         Appreciation Portfolio
Fidelity(R) Variable Insurance      Mid Cap Portfolio                 Fidelity VIP Mid Cap
  Products                                                               Portfolio




                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

        ANNUITY CONTRACT                                                     MARKETING NAME
--------------------------------                                    --------------------------------
Registered Fixed Account Option                                     Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Services

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name: -------------------------------------------------

Address: ----------------------------------------------

Form SAI Book 16

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX F

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.

     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    BlackRock Money Market Portfolio

     -    Legg Mason Western Asset Variable High Income Portfolio

     -    Barclays Capital Aggregate Bond Index Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Western Asset Management U.S. Government Portfolio

                                   GOLD TRACK

                                GOLD TRACK SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2011


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2011. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266 or by calling 1-800-842-9406, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


The SAI contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

SERVICES................................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

CALCULATION OF MONEY MARKET YIELD.......................................     4

ERISA...................................................................     5

TAXES...................................................................     6

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     6

CONDENSED FINANCIAL INFORMATION.........................................     8

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 60 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                                    SERVICES

FASCore LLC provides recordkeeping services to us in connection with our administration of the Gold Track Select Contract.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2010............................            $ 76,372,503                           $0

2009............................            $114,483,902                           $0

2008............................            $134,250,501                           $0






The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2010 ranged from $176,196 to $411,020*. The amount of commissions paid to selected broker-dealer firms during 2010 ranged from $97,769 to $4,709,010. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2010 ranged from $508,789 to $4,885,206*.



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.





The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2010 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



Tower Square Securities, Inc.
Walnut Street Securities, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                                      ERISA

If your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

     a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     b) make certain withdrawals under plans for which a qualified consent is required;

     c)   name someone other than the spouse as your beneficiary;

     d)   use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

                                      TAXES

403(B)

In general, contributions to Section 403(b) arrangements are subject to limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year). These contributions (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below:


FOR TAXABLE YEARS BEGINNING IN CALENDAR YEAR                             APPLICABLE DOLLAR LIMIT
--------------------------------------------                             -----------------------
2011.................................................................            $16,500




The Applicable Dollar Limit under Section 402(g) is increased for eligible participants in the amount of the permissible age 50 and above catch up contributions for the year, which is $5,500 for 2011, regardless of the number of plans in which the employee participates.


403(A)

If your benefit under the 403(a) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

457(B) ANNUITY

The compensation amounts that may be deferred under a 457(b) plan may not exceed certain deferral limits established under the Federal tax law. 457(b) plans maintained by State or local governmental employers are considered eligible retirement plans for purposes of the rollover rules and may also accept certain rollover contributions if permitted under the plan. Participants in 457(b) plans of state and local governments (but not participants in section 457(b) plans of Tax -- Exempt employers) who attain age 50 prior to the end of the taxable year are also eligible to make catch-up contributions under the same limitations as apply for participants in Section 403(b) plans. A 457(b) plan of either a governmental or tax-exempt employer may provide a one-time election to make special 457(b) catch-up contributions in one or more of the participant's last 3 taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up contribution and the special 457(b) one-time catch-up contribution in the same taxable year.


In general, contribution limits with respect to elective deferrals and to age 50+ catch-up contributions (under governmental 457 (b) plans) are not aggregated with contributions under the other types of qualified plans for purposes of determining the limitations applicable to participants.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------




The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.172          2.293                 --
                                                       2006      1.895          2.172                 --
                                                       2005      1.825          1.895          1,552,335
                                                       2004      1.663          1.825          1,690,996
                                                       2003      1.306          1.663          9,686,750
                                                       2002      1.695          1.306          9,292,111
                                                       2001      1.946          1.695          9,351,608

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.086          1.166                 --
                                                       2006      1.000          1.086             34,874

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883                 --
                                                       2005      0.800          0.839             42,257
                                                       2004      0.763          0.800             77,434
                                                       2003      0.615          0.763             73,363
                                                       2002      0.889          0.615             59,104
                                                       2001      1.000          0.889             14,058

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.917          0.877                 --
                                                       2007      0.793          0.917            128,916
                                                       2006      0.779          0.793            107,961
                                                       2005      0.729          0.779             54,699
                                                       2004      0.688          0.729             93,510
                                                       2003      0.546          0.688             61,424
                                                       2002      0.818          0.546             43,160
                                                       2001      1.000          0.818              9,230

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2010      1.473          1.633             68,332
                                                       2009      1.044          1.473             69,361
                                                       2008      1.644          1.044            120,682

  American Funds Growth Subaccount (Class 2) (4/08)..  2010      1.178          1.387            233,275
                                                       2009      0.852          1.178            222,115
                                                       2008      1.467          0.852            167,479

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2010      1.086          1.201            135,008
                                                       2009      0.834          1.086            123,680
                                                       2008      1.298          0.834             97,490

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.286          2.268                 --
                                                       2005      1.950          2.286          5,433,855
                                                       2004      1.644          1.950          5,510,261
                                                       2003      1.327          1.644         26,177,514
                                                       2002      1.786          1.327         26,946,828
                                                       2001      2.435          1.786         29,733,093

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.040          3.193                 --
                                                       2006      2.312          3.040            239,778
                                                       2005      1.822          2.312            250,748
                                                       2004      1.470          1.822            247,726
                                                       2003      1.037          1.470            236,358
                                                       2002      1.182          1.037            304,408
                                                       2001      1.319          1.182            325,619

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.567          3.378                 --
                                                       2005      2.415          2.567            296,129
                                                       2004      1.853          2.415            295,879
                                                       2003      1.393          1.853            289,598
                                                       2002      1.344          1.393            285,663
                                                       2001      1.245          1.344            137,268

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.388          1.332                 --
                                                       2007      1.306          1.388          4,769,937
                                                       2006      1.131          1.306          5,398,065
                                                       2005      1.092          1.131          6,399,684
                                                       2004      1.048          1.092          7,461,713
                                                       2003      0.872          1.048          8,370,984
                                                       2002      1.055          0.872          9,251,637
                                                       2001      1.173          1.055         10,775,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.691          1.601                 --
                                                       2007      1.917          1.691          1,694,486
                                                       2006      1.862          1.917          1,787,672
                                                       2005      1.774          1.862          2,255,092
                                                       2004      1.606          1.774          2,350,402
                                                       2003      1.229          1.606          3,883,410
                                                       2002      1.532          1.229          3,863,252
                                                       2001      1.645          1.532          3,043,988

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.744          1.830                 --
                                                       2006      1.638          1.744                 --
                                                       2005      1.587          1.638          1,369,326
                                                       2004      1.517          1.587          1,480,270
                                                       2003      1.296          1.517          7,129,650
                                                       2002      1.431          1.296          7,564,566
                                                       2001      1.504          1.431          8,751,147

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2010      1.408          1.633          1,034,999
                                                       2009      1.048          1.408          1,169,601
                                                       2008      1.842          1.048          1,169,357
                                                       2007      1.583          1.842          1,010,307
                                                       2006      1.432          1.583          1,003,656
                                                       2005      1.238          1.432            875,070
                                                       2004      1.083          1.238            840,729
                                                       2003      0.852          1.083            610,191
                                                       2002      0.950          0.852            251,956
                                                       2001      1.000          0.950                655

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2010      1.085          1.270             40,243
                                                       2009      0.805          1.085             39,370
                                                       2008      1.384          0.805             43,976
                                                       2007      1.307          1.384             37,548
                                                       2006      1.158          1.307             55,352
                                                       2005      0.967          1.158             33,158
                                                       2004      0.962          0.967             39,094
                                                       2003      0.777          0.962             38,317
                                                       2002      0.847          0.777             25,942
                                                       2001      1.000          0.847              1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2010      1.716          1.960                 --
                                                       2009      1.329          1.716                 --
                                                       2008      2.335          1.329                 --
                                                       2007      2.319          2.335                 79
                                                       2006      1.945          2.319                 79
                                                       2005      1.852          1.945          2,120,920
                                                       2004      1.674          1.852          2,302,232
                                                       2003      1.294          1.674         11,809,489
                                                       2002      1.571          1.294         12,326,008
                                                       2001      1.666          1.571         13,504,310

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.175          2.001                 --
                                                       2007      1.727          2.175                142
                                                       2006      1.629          1.727                142
                                                       2005      1.552          1.629          3,378,817
                                                       2004      1.514          1.552          3,845,340
                                                       2003      1.149          1.514         20,960,410
                                                       2002      1.657          1.149         20,810,968
                                                       2001      2.028          1.657         22,467,691

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2010      1.392          1.572                 --
                                                       2009      0.975          1.392                 --
                                                       2008      1.310          0.975                 --
                                                       2007      1.284          1.310                 --
                                                       2006      1.164          1.284                 --
                                                       2005      1.142          1.164            187,401
                                                       2004      1.051          1.142            256,356
                                                       2003      0.832          1.051          1,783,443
                                                       2002      0.811          0.832          1,835,312
                                                       2001      0.926          0.811          2,043,361

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.939          2.473            926,233
                                                       2009      1.399          1.939            868,005
                                                       2008      2.334          1.399            778,711
                                                       2007      2.040          2.334            682,204
                                                       2006      1.830          2.040            653,948
                                                       2005      1.563          1.830            524,518
                                                       2004      1.264          1.563            473,022
                                                       2003      0.921          1.264            353,263
                                                       2002      1.032          0.921            237,347
                                                       2001      1.000          1.032             50,422

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      2.034          2.372             34,292
                                                       2009      1.188          2.034             15,493
                                                       2008      2.532          1.188             13,032
                                                       2007      1.982          2.532             63,148
                                                       2006      1.559          1.982             48,998
                                                       2005      1.234          1.559                 78
                                                       2004      1.000          1.234                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.402          1.508             95,027
                                                       2009      1.032          1.402            111,986
                                                       2008      1.744          1.032             41,486
                                                       2007      1.523          1.744             47,238
                                                       2006      1.264          1.523             30,802
                                                       2005      1.156          1.264             17,385
                                                       2004      1.000          1.156              7,482

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.497          2.649                 --
                                                       2006      2.073          2.497                 --
                                                       2005      2.012          2.073            373,925
                                                       2004      1.750          2.012            356,823
                                                       2003      1.333          1.750          3,436,476
                                                       2002      1.402          1.333          3,445,358
                                                       2001      1.566          1.402          3,777,475

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.147          2.517                 --
                                                       2005      1.984          2.147          1,139,783
                                                       2004      1.721          1.984          1,180,397
                                                       2003      1.308          1.721          8,992,542
                                                       2002      1.614          1.308          9,204,878
                                                       2001      1.643          1.614          9,777,820

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.049          2.101                 --
                                                       2005      2.039          2.049            681,925
                                                       2004      1.890          2.039            727,263
                                                       2003      1.475          1.890          1,476,033
                                                       2002      1.422          1.475          1,341,715
                                                       2001      1.308          1.422          1,252,735

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.153          1.195                 --
                                                       2005      1.080          1.153            208,490
                                                       2004      1.005          1.080            228,246
                                                       2003      0.891          1.005            226,568
                                                       2002      0.962          0.891            163,634
                                                       2001      1.000          0.962             13,448

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2010      1.060          1.319            144,776
                                                       2009      0.740          1.060            126,535
                                                       2008      1.328          0.740             96,775
                                                       2007      1.099          1.328            163,043
                                                       2006      0.978          1.099            146,078
                                                       2005      0.880          0.978            128,612
                                                       2004      0.736          0.880            134,271
                                                       2003      0.551          0.736             49,994
                                                       2002      0.772          0.551             28,529
                                                       2001      1.000          0.772              1,477

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2010      0.781          0.895            157,931
                                                       2009      0.573          0.781            151,838
                                                       2008      1.046          0.573            234,801
                                                       2007      0.965          1.046            185,888
                                                       2006      0.824          0.965            180,791
                                                       2005      0.787          0.824            182,884
                                                       2004      0.759          0.787            201,672
                                                       2003      0.619          0.759            212,144
                                                       2002      0.840          0.619            186,360
                                                       2001      1.000          0.840             23,216

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.877          1.087          1,110,105
                                                       2009      0.657          0.877          1,203,747
                                                       2008      1.111          0.657          1,460,329
                                                       2007      1.103          1.111          1,861,761
                                                       2006      1.022          1.103          2,035,461
                                                       2005      0.923          1.022          2,067,086
                                                       2004      0.846          0.923          2,306,943
                                                       2003      0.634          0.846          2,018,669
                                                       2002      0.949          0.634          1,128,359
                                                       2001      1.000          0.949            170,156

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.193          1.329             87,789
                                                       2009      0.979          1.193            111,247
                                                       2008      1.518          0.979             35,053
                                                       2007      1.503          1.518             59,302

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.041          1.204          1,134,861
                                                       2009      0.811          1.041          1,279,307
                                                       2008      1.289          0.811          1,554,778
                                                       2007      1.339          1.289          1,950,355

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2010      1.477          1.609            832,798
                                                       2009      1.045          1.477            933,239
                                                       2008      1.680          1.045          1,050,989
                                                       2007      1.609          1.680          1,277,043
                                                       2006      1.550          1.609          1,369,820
                                                       2005      1.485          1.550          1,537,096
                                                       2004      1.492          1.485          1,743,036
                                                       2003      1.019          1.492          1,869,033
                                                       2002      1.365          1.019          1,932,920
                                                       2001      1.573          1.365          1,925,998

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.606          1.744            418,389
                                                       2009      1.300          1.606            399,546
                                                       2008      2.036          1.300            403,502
                                                       2007      1.976          2.036            473,560
                                                       2006      1.684          1.976            483,508
                                                       2005      1.593          1.684            472,194
                                                       2004      1.455          1.593            565,592
                                                       2003      1.109          1.455            586,238
                                                       2002      1.452          1.109            497,449
                                                       2001      1.527          1.452            384,727

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.126          1.398            106,110
                                                       2009      0.795          1.126            100,912
                                                       2008      1.352          0.795            107,553
                                                       2007      1.238          1.352             89,982
                                                       2006      1.107          1.238             38,816
                                                       2005      1.064          1.107             35,017
                                                       2004      0.932          1.064             42,130
                                                       2003      0.631          0.932             39,230
                                                       2002      0.974          0.631             39,523
                                                       2001      1.000          0.974              2,204

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2010      1.073          1.104            903,028
                                                       2009      0.841          1.073            972,398
                                                       2008      1.497          0.841            985,884
                                                       2007      1.419          1.497          1,272,608
                                                       2006      1.137          1.419          1,325,448
                                                       2005      1.026          1.137          1,606,882
                                                       2004      0.877          1.026          1,767,015
                                                       2003      0.694          0.877          2,528,900
                                                       2002      0.941          0.694          2,622,169
                                                       2001      1.378          0.941          2,754,102

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.800          2.003            401,515
                                                       2009      1.477          1.800            470,872
                                                       2008      1.991          1.477            486,894
                                                       2007      1.810          1.991            552,507
                                                       2006      1.694          1.810            595,003
                                                       2005      1.636          1.694            755,351
                                                       2004      1.552          1.636            907,516
                                                       2003      1.214          1.552          1,729,132
                                                       2002      1.629          1.214          1,871,608
                                                       2001      1.947          1.629          1,999,114

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.965          1.045             43,466
                                                       2009      0.828          0.965             59,069
                                                       2008      1.059          0.828                 --
                                                       2007      1.054          1.059                 --
                                                       2006      1.020          1.054                 --
                                                       2005      1.005          1.020                 --
                                                       2004      1.001          1.005                 --
                                                       2003      1.000          1.001                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.701          1.968            126,578
                                                       2009      1.072          1.701            296,572
                                                       2008      1.543          1.072            178,560
                                                       2007      1.551          1.543            183,374
                                                       2006      1.409          1.551            202,593
                                                       2005      1.384          1.409            255,339
                                                       2004      1.263          1.384            289,938
                                                       2003      0.999          1.263            496,206
                                                       2002      1.040          0.999            369,750
                                                       2001      1.090          1.040            494,130

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.382          1.378                 --
                                                       2009      1.390          1.382            126,643
                                                       2008      1.365          1.390             84,653
                                                       2007      1.312          1.365             56,007
                                                       2006      1.264          1.312             67,656
                                                       2005      1.239          1.264            480,686
                                                       2004      1.238          1.239            467,624
                                                       2003      1.240          1.238            850,812
                                                       2002      1.234          1.240          1,402,440
                                                       2001      1.200          1.234          1,539,891

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.194          2.308                 --
                                                       2006      1.872          2.194            774,965
                                                       2005      1.814          1.872            876,893
                                                       2004      1.688          1.814            994,556
                                                       2003      1.224          1.688            964,724
                                                       2002      1.646          1.224            926,755
                                                       2001      1.628          1.646            759,039

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.874          1.975                 --
                                                       2006      1.597          1.874              4,956
                                                       2005      1.512          1.597            279,796
                                                       2004      1.378          1.512            307,347
                                                       2003      1.088          1.378            937,091
                                                       2002      1.471          1.088            893,672
                                                       2001      1.615          1.471            751,488

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.932          1.999                 --
                                                       2005      1.876          1.932          2,925,625
                                                       2004      1.728          1.876          3,344,096
                                                       2003      1.428          1.728          6,433,587
                                                       2002      1.575          1.428          6,863,051
                                                       2001      1.672          1.575          7,761,938

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.561          2.475                 --
                                                       2007      2.434          2.561            398,951
                                                       2006      2.542          2.434            409,884

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2010      1.683          1.941            419,238
                                                       2009      1.152          1.683            438,838
                                                       2008      1.530          1.152            494,734
                                                       2007      1.563          1.530            582,243

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.423          1.496                 --
                                                       2006      1.336          1.423            478,768

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.105          1.234            388,161
                                                       2009      0.935          1.105            436,974
                                                       2008      1.503          0.935            412,186
                                                       2007      1.483          1.503            460,523

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.806          0.930            622,625
                                                       2009      0.601          0.806            633,592
                                                       2008      1.037          0.601            570,444
                                                       2007      1.227          1.037            743,345
                                                       2006      1.003          1.227            836,142

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2010      1.036          1.228              2,457
                                                       2009      0.809          1.036                 --
                                                       2008      1.085          0.809                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.904          1.006            261,865
                                                       2009      0.704          0.904            138,065
                                                       2008      1.001          0.704            127,258

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.850          0.957            210,264
                                                       2009      0.639          0.850            145,706
                                                       2008      1.000          0.639             33,114

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.945          1.031             12,461
                                                       2009      0.772          0.945             17,485
                                                       2008      1.002          0.772             16,998

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2010      1.704          1.972                 --
                                                       2009      1.105          1.704                 --
                                                       2008      1.771          1.105                 --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2010      1.063          1.333                167
                                                       2009      0.798          1.063                 --
                                                       2008      1.224          0.798                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.480          2.698            585,963
                                                       2009      1.745          2.480            670,421
                                                       2008      3.026          1.745            801,772
                                                       2007      2.338          3.026            751,713
                                                       2006      2.268          2.338            745,244

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      2.137          2.612            317,112
                                                       2009      1.570          2.137            314,630
                                                       2008      2.470          1.570            335,949

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.653          0.802             66,433
                                                       2009      0.495          0.653             26,523
                                                       2008      0.783          0.495             43,706

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.662          1.648                 (0)
                                                       2008      2.241          1.662          1,402,647
                                                       2007      2.124          2.241          1,802,979
                                                       2006      1.999          2.124          1,988,804

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.647          0.689                636
                                                       2009      0.473          0.647                849
                                                       2008      0.902          0.473                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      2.688          3.264                 --
                                                       2009      1.922          2.688                 --
                                                       2008      3.181          1.922                 --
                                                       2007      2.632          3.181                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.924          2.160             25,786
                                                       2009      1.414          1.924             22,337
                                                       2008      1.747          1.414             22,931
                                                       2007      1.648          1.747              6,247
                                                       2006      1.564          1.648              5,820

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08)...................................  2010      4.650          5.397                 --
                                                       2009      3.959          4.650                 --
                                                       2008      5.928          3.959                 --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.060          1.320            191,893
                                                       2009      0.845          1.060            181,879
                                                       2008      1.277          0.845            127,758

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.641          0.611                 --
                                                       2008      1.127          0.641            796,158
                                                       2007      1.015          1.127            892,684
                                                       2006      1.022          1.015          1,009,228

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.986          3.673            163,240
                                                       2009      1.779          2.986            155,305
                                                       2008      4.020          1.779            138,295
                                                       2007      3.173          4.020            197,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.240          1.370            414,854
                                                       2009      0.950          1.240            567,735
                                                       2008      1.662          0.950            518,681
                                                       2007      1.574          1.662            428,893

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.818          1.072             11,229
                                                       2009      0.524          0.818             13,396
                                                       2008      0.940          0.524             13,775

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.840          0.914             19,688
                                                       2009      0.588          0.840              3,374
                                                       2008      1.044          0.588              1,559

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2010      1.188          1.273             27,151
                                                       2009      1.012          1.188                146
                                                       2008      1.127          1.012                 --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.695          1.819            986,894
                                                       2009      1.513          1.695          1,014,204

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.360          1.568            315,749
                                                       2009      1.106          1.360            305,700
                                                       2008      1.660          1.106            285,979
                                                       2007      1.594          1.660            314,468
                                                       2006      1.475          1.594            314,010

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.051          2.282            289,517
                                                       2009      1.553          2.051            343,687
                                                       2008      1.754          1.553            306,265
                                                       2007      1.658          1.754            518,301
                                                       2006      1.592          1.658            501,145

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2010      1.128          1.342            373,183
                                                       2009      0.900          1.128            381,485
                                                       2008      1.292          0.900            394,187
                                                       2007      1.408          1.292            372,815

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.727          1.789                 --
                                                       2006      1.668          1.727         19,361,845
                                                       2005      1.648          1.668         21,982,579
                                                       2004      1.587          1.648         22,087,466
                                                       2003      1.515          1.587         27,859,329
                                                       2002      1.402          1.515         28,571,418
                                                       2001      1.322          1.402         26,013,416

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.960          2.112                 --
                                                       2006      1.562          1.960         12,173,343
                                                       2005      1.373          1.562         17,425,745
                                                       2004      1.205          1.373         18,423,024
                                                       2003      0.934          1.205         28,745,348
                                                       2002      1.212          0.934         31,792,301
                                                       2001      1.555          1.212         27,148,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.419          1.488                 --
                                                       2006      1.271          1.419         23,515,817
                                                       2005      1.201          1.271         30,646,741
                                                       2004      1.100          1.201         31,136,353
                                                       2003      0.865          1.100         46,539,704
                                                       2002      1.130          0.865         42,300,597
                                                       2001      1.352          1.130         35,202,731

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.868          1.874                 --
                                                       2006      1.657          1.868          8,612,652
                                                       2005      1.557          1.657         11,665,174
                                                       2004      1.366          1.557         12,192,341
                                                       2003      0.962          1.366         21,329,351
                                                       2002      1.272          0.962         18,957,697
                                                       2001      1.262          1.272         17,341,913

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.990          2.093          2,724,405
                                                       2009      1.907          1.990          3,101,195
                                                       2008      1.814          1.907          4,013,665
                                                       2007      1.788          1.814          5,181,687

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.284          1.467            570,859
                                                       2009      0.867          1.284            595,283
                                                       2008      1.611          0.867            672,349
                                                       2007      1.349          1.611          1,352,154
                                                       2006      1.374          1.349          1,510,882

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.628          1.750            247,765
                                                       2009      1.499          1.628            255,792
                                                       2008      1.565          1.499            265,936
                                                       2007      1.484          1.565            308,286
                                                       2006      1.421          1.484            368,636

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.604          1.744          1,111,066
                                                       2009      1.378          1.604          1,294,596
                                                       2008      1.847          1.378                 --
                                                       2007      1.823          1.847                 --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.076          1.163             97,332
                                                       2009      0.977          1.076             94,288
                                                       2008      1.426          0.977             16,423

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.077          1.280          5,918,628
                                                       2009      0.851          1.077          6,188,616

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.176          2.268                 --
                                                       2008      3.349          2.176                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.651          0.646                 --
                                                       2008      1.098          0.651             65,305
                                                       2007      1.154          1.098             65,459

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.078          1.198          3,497,472
                                                       2009      0.824          1.078          3,633,309
                                                       2008      1.327          0.824          3,950,051

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.791          0.828                 --
                                                       2008      1.446          0.791          6,253,994
                                                       2007      1.402          1.446          7,813,729
                                                       2006      1.376          1.402          9,112,771

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2010      1.272          1.444          1,344,022
                                                       2009      1.053          1.272          1,524,567
                                                       2008      1.612          1.053          1,716,197

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.811          0.895            127,942
                                                       2009      0.586          0.811            131,679
                                                       2008      0.879          0.586            120,787

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.870          0.998          4,286,903
                                                       2009      0.667          0.870          4,106,955
                                                       2008      1.129          0.667          3,721,661
                                                       2007      1.102          1.129          3,796,333
                                                       2006      1.000          1.102             81,479

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.122          1.225            170,454
                                                       2009      0.939          1.122            219,536
                                                       2008      1.105          0.939            168,100
                                                       2007      1.055          1.105            125,379
                                                       2006      1.000          1.055              2,110

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.065          1.178          2,646,337
                                                       2009      0.868          1.065          3,407,282
                                                       2008      1.116          0.868          2,960,835
                                                       2007      1.073          1.116          3,635,110
                                                       2006      1.000          1.073              5,857

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      1.003          1.126         14,648,560
                                                       2009      0.799          1.003         17,633,812
                                                       2008      1.129          0.799         21,968,516
                                                       2007      1.090          1.129         27,232,965
                                                       2006      1.000          1.090            141,308

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.941          1.071         16,565,115
                                                       2009      0.735          0.941         18,592,958
                                                       2008      1.141          0.735         20,641,601
                                                       2007      1.108          1.141         26,253,065
                                                       2006      1.000          1.108            192,890

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.773          2.020          5,232,895
                                                       2009      1.415          1.773          5,530,262
                                                       2008      2.268          1.415          4,190,003
                                                       2007      2.275          2.268          4,881,693

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.078          2.265          1,293,733
                                                       2009      1.770          2.078          1,390,275
                                                       2008      2.296          1.770          1,515,607
                                                       2007      2.222          2.296          2,252,877
                                                       2006      2.067          2.222          2,463,044

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.227          1.356            294,778
                                                       2009      1.024          1.227            287,985
                                                       2008      1.529          1.024            172,127
                                                       2007      1.432          1.529             90,463
                                                       2006      1.289          1.432             80,270

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.528          1.640          3,333,900
                                                       2009      1.197          1.528          3,488,293
                                                       2008      2.083          1.197          4,020,055
                                                       2007      2.132          2.083          4,706,695

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.920          1.061                 --
                                                       2009      0.661          0.920                 --
                                                       2008      1.118          0.661                 --
                                                       2007      1.058          1.118                 --
                                                       2006      0.996          1.058                 --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.535          1.933          2,789,196
                                                       2009      1.228          1.535          2,843,543
                                                       2008      1.861          1.228          3,165,967
                                                       2007      1.915          1.861          3,821,465

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.311          1.518             66,274
                                                       2009      0.924          1.311             20,101
                                                       2008      1.506          0.924                 --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.458          1.947          1,254,346
                                                       2009      1.060          1.458          1,323,051
                                                       2008      1.604          1.060          1,364,872

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.244          2.336                 --
                                                       2006      2.101          2.244            399,954

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.902          2.000            342,855
                                                       2009      1.835          1.902            431,768
                                                       2008      1.854          1.835            517,198
                                                       2007      1.788          1.854            593,060
                                                       2006      1.718          1.788            646,867

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.456          1.509                 --
                                                       2008      1.401          1.456            950,329
                                                       2007      1.298          1.401            495,830
                                                       2006      1.260          1.298            404,944
                                                       2005      1.240          1.260            365,327
                                                       2004      1.192          1.240            584,319
                                                       2003      1.144          1.192            635,374
                                                       2002      1.057          1.144            354,014
                                                       2001      1.000          1.057             45,689

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.013          0.942                 --
                                                       2007      0.926          1.013              6,680
                                                       2006      0.840          0.926              6,087
                                                       2005      0.790          0.840              5,412
                                                       2004      0.740          0.790             23,413
                                                       2003      0.565          0.740              6,382
                                                       2002      0.809          0.565              6,121
                                                       2001      1.000          0.809              1,007

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582                 --
                                                       2006      1.150          1.457            342,400
                                                       2005      1.033          1.150            281,626
                                                       2004      0.897          1.033            327,039
                                                       2003      0.703          0.897            276,184
                                                       2002      0.861          0.703            133,696
                                                       2001      1.000          0.861              2,266

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035            264,247
                                                       2005      1.647          1.749            246,017
                                                       2004      1.315          1.647            264,688
                                                       2003      0.886          1.315            211,738
                                                       2002      1.093          0.886            109,259
                                                       2001      1.000          1.093             17,255

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.958          1.022                 --
                                                       2005      0.888          0.958          1,052,801
                                                       2004      0.840          0.888          1,177,150
                                                       2003      0.655          0.840          1,170,591
                                                       2002      0.867          0.655          1,194,096
                                                       2001      1.000          0.867             10,002

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.464          1.564                 --
                                                       2005      1.470          1.464                 --
                                                       2004      1.394          1.470                 --
                                                       2003      1.113          1.394                 --
                                                       2002      1.207          1.113                 --
                                                       2001      1.226          1.207                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.322          2.542                 --
                                                       2005      2.082          2.322            560,555
                                                       2004      1.802          2.082            608,550
                                                       2003      1.358          1.802          1,926,826
                                                       2002      1.598          1.358          1,638,704
                                                       2001      1.678          1.598          1,069,783

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.255          1.336                 --
                                                       2005      1.129          1.255            569,742
                                                       2004      0.982          1.129            569,173
                                                       2003      0.817          0.982            589,994
                                                       2002      1.101          0.817            698,313
                                                       2001      1.431          1.101            734,385

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.295          1.374                 --
                                                       2005      1.267          1.295          1,588,079
                                                       2004      1.119          1.267          1,727,825
                                                       2003      0.823          1.119          1,669,471
                                                       2002      1.622          0.823          1,775,158
                                                       2001      2.142          1.622          1,560,715

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.997          2.067                 --
                                                       2005      1.956          1.997          2,700,323
                                                       2004      1.769          1.956          3,094,227
                                                       2003      1.530          1.769          4,087,108
                                                       2002      1.628          1.530          4,135,912
                                                       2001      1.641          1.628          3,693,144

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190             19,967
                                                       2004      1.000          1.127                 --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.386          1.475                 --
                                                       2005      1.318          1.386            381,987
                                                       2004      1.196          1.318            468,411
                                                       2003      0.974          1.196          1,082,084
                                                       2002      1.407          0.974          1,114,906
                                                       2001      1.842          1.407          1,267,842

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.572          1.592                 --
                                                       2005      1.529          1.572            477,240
                                                       2004      1.389          1.529            463,747
                                                       2003      1.171          1.389            641,914
                                                       2002      1.115          1.171            578,159
                                                       2001      1.079          1.115            645,466

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.431          1.421                 --
                                                       2005      1.419          1.431            579,779
                                                       2004      1.385          1.419            583,093
                                                       2003      1.305          1.385          2,027,577
                                                       2002      1.243          1.305          2,407,596
                                                       2001      1.170          1.243          2,340,766

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.532          1.602                 --
                                                       2005      1.513          1.532          7,477,355
                                                       2004      1.384          1.513          8,657,479
                                                       2003      1.052          1.384         20,871,610
                                                       2002      1.597          1.052         21,981,668
                                                       2001      1.858          1.597         24,269,522

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.778          1.718                 --
                                                       2005      1.718          1.778          1,071,895
                                                       2004      1.632          1.718          1,163,642
                                                       2003      1.601          1.632          2,737,867
                                                       2002      1.420          1.601          2,881,421
                                                       2001      1.353          1.420          1,949,970

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.584          0.600                 --
                                                       2008      1.034          0.584              7,274
                                                       2007      0.927          1.034              8,850
                                                       2006      0.875          0.927              6,819
                                                       2005      0.818          0.875              5,155
                                                       2004      0.794          0.818              5,962
                                                       2003      0.637          0.794              4,309
                                                       2002      0.912          0.637              5,145
                                                       2001      1.000          0.912              2,535





                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.139          2.257                --
                                                       2006      1.869          2.139         1,499,652
                                                       2005      1.803          1.869         1,602,497
                                                       2004      1.645          1.803         1,854,057
                                                       2003      1.294          1.645         2,100,032
                                                       2002      1.682          1.294         2,332,015
                                                       2001      1.934          1.682         2,736,414

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.085          1.164                --
                                                       2006      1.000          1.085             3,864

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.833          0.877                --
                                                       2005      0.796          0.833             2,485
                                                       2004      0.760          0.796               926
                                                       2003      0.613          0.760               248
                                                       2002      0.888          0.613                --
                                                       2001      1.000          0.888                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.908          0.868                --
                                                       2007      0.786          0.908            10,244
                                                       2006      0.773          0.786            11,676
                                                       2005      0.725          0.773             6,141
                                                       2004      0.686          0.725             1,289
                                                       2003      0.545          0.686               272
                                                       2002      0.817          0.545                --
                                                       2001      1.000          0.817                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2010      1.461          1.617             1,062
                                                       2009      1.036          1.461               431
                                                       2008      1.634          1.036                --

  American Funds Growth Subaccount (Class 2) (4/08)..  2010      1.168          1.373            16,763
                                                       2009      0.846          1.168             3,556
                                                       2008      1.458          0.846                --

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2010      1.077          1.189            16,430
                                                       2009      0.829          1.077             7,960
                                                       2008      1.290          0.829                --

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.255          2.236                --
                                                       2005      1.926          2.255         1,675,738
                                                       2004      1.627          1.926         1,842,364
                                                       2003      1.315          1.627         2,010,856
                                                       2002      1.772          1.315         2,468,456
                                                       2001      2.420          1.772         2,884,910

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.003          3.152                --
                                                       2006      2.288          3.003            16,687
                                                       2005      1.805          2.288             8,816
                                                       2004      1.459          1.805             7,024
                                                       2003      1.031          1.459             1,321
                                                       2002      1.176          1.031                --
                                                       2001      1.315          1.176                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.541          3.338                --
                                                       2005      2.393          2.541            45,079
                                                       2004      1.839          2.393            48,685
                                                       2003      1.385          1.839            21,058
                                                       2002      1.338          1.385            24,563
                                                       2001      1.242          1.338            14,757

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.369          1.313                --
                                                       2007      1.290          1.369            33,279
                                                       2006      1.118          1.290            33,414
                                                       2005      1.081          1.118            31,254
                                                       2004      1.039          1.081            34,428
                                                       2003      0.866          1.039            38,897
                                                       2002      1.050          0.866            58,970
                                                       2001      1.168          1.050            58,620

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.668          1.578                --
                                                       2007      1.893          1.668           124,642
                                                       2006      1.842          1.893           131,283
                                                       2005      1.757          1.842           133,477
                                                       2004      1.594          1.757           149,484
                                                       2003      1.222          1.594           156,132
                                                       2002      1.525          1.222           181,871
                                                       2001      1.640          1.525           189,092

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.717          1.802                --
                                                       2006      1.615          1.717           298,910
                                                       2005      1.567          1.615           359,301
                                                       2004      1.500          1.567           431,583
                                                       2003      1.284          1.500           450,679
                                                       2002      1.420          1.284           554,458
                                                       2001      1.495          1.420           744,567

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2010      1.390          1.609            95,281
                                                       2009      1.036          1.390            76,652
                                                       2008      1.824          1.036            80,309
                                                       2007      1.570          1.824            36,241
                                                       2006      1.422          1.570            24,353
                                                       2005      1.231          1.422            14,933
                                                       2004      1.079          1.231             6,459
                                                       2003      0.850          1.079                --
                                                       2002      0.949          0.850                --
                                                       2001      1.000          0.949            18,707

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2010      1.071          1.251            16,024
                                                       2009      0.796          1.071            16,089
                                                       2008      1.370          0.796            16,338
                                                       2007      1.296          1.370            16,293
                                                       2006      1.150          1.296            15,017
                                                       2005      0.962          1.150            13,030
                                                       2004      0.959          0.962             6,053
                                                       2003      0.775          0.959               610
                                                       2002      0.846          0.775                --
                                                       2001      1.000          0.846                --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2010      1.682          1.919           616,171
                                                       2009      1.304          1.682           626,065
                                                       2008      2.296          1.304           668,770
                                                       2007      2.284          2.296           766,524
                                                       2006      1.918          2.284           944,281
                                                       2005      1.829          1.918         1,051,426
                                                       2004      1.656          1.829         1,124,786
                                                       2003      1.282          1.656         1,206,650
                                                       2002      1.559          1.282         1,435,393
                                                       2001      1.656          1.559         1,942,970

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.139          1.967                --
                                                       2007      1.701          2.139         1,790,641
                                                       2006      1.607          1.701         2,003,598
                                                       2005      1.533          1.607         2,226,912
                                                       2004      1.497          1.533         2,500,425
                                                       2003      1.138          1.497         2,865,805
                                                       2002      1.644          1.138         3,310,013
                                                       2001      2.015          1.644         3,913,670

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2010      1.365          1.539           239,421
                                                       2009      0.957          1.365           249,420
                                                       2008      1.288          0.957           244,651
                                                       2007      1.265          1.288           232,893
                                                       2006      1.148          1.265           257,722
                                                       2005      1.128          1.148           302,677
                                                       2004      1.039          1.128           317,740
                                                       2003      0.825          1.039           370,448
                                                       2002      0.805          0.825           381,847
                                                       2001      0.920          0.805           481,330

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.914          2.437            25,414
                                                       2009      1.383          1.914            22,438
                                                       2008      2.311          1.383            17,488
                                                       2007      2.023          2.311            15,845
                                                       2006      1.817          2.023            11,575
                                                       2005      1.554          1.817             5,077
                                                       2004      1.259          1.554             2,603
                                                       2003      0.919          1.259               774
                                                       2002      1.031          0.919                --
                                                       2001      1.000          1.031                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      2.016          2.349                --
                                                       2009      1.180          2.016                --
                                                       2008      2.518          1.180                --
                                                       2007      1.974          2.518                --
                                                       2006      1.556          1.974                --
                                                       2005      1.232          1.556                --
                                                       2004      1.000          1.232                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.390          1.493                --
                                                       2009      1.024          1.390                --
                                                       2008      1.734          1.024                --
                                                       2007      1.517          1.734                --
                                                       2006      1.261          1.517                --
                                                       2005      1.155          1.261                --
                                                       2004      1.000          1.155                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.459          2.608                --
                                                       2006      2.045          2.459           236,400
                                                       2005      1.988          2.045           316,824
                                                       2004      1.731          1.988           315,353
                                                       2003      1.321          1.731           364,876
                                                       2002      1.391          1.321           401,117
                                                       2001      1.556          1.391           447,229

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.117          2.479                --
                                                       2005      1.960          2.117         1,150,272
                                                       2004      1.702          1.960         1,298,956
                                                       2003      1.296          1.702         1,439,866
                                                       2002      1.601          1.296         1,610,933
                                                       2001      1.633          1.601         1,823,492

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.021          2.071                --
                                                       2005      2.014          2.021            55,199
                                                       2004      1.870          2.014            52,879
                                                       2003      1.461          1.870            43,956
                                                       2002      1.411          1.461            62,964
                                                       2001      1.300          1.411            51,721

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.145          1.186                --
                                                       2005      1.074          1.145             5,884
                                                       2004      1.001          1.074             4,128
                                                       2003      0.889          1.001             4,401
                                                       2002      0.961          0.889             1,471
                                                       2001      1.000          0.961               191

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2010      1.046          1.300            23,713
                                                       2009      0.731          1.046            22,182
                                                       2008      1.315          0.731            34,648
                                                       2007      1.090          1.315            19,807
                                                       2006      0.971          1.090             8,110
                                                       2005      0.875          0.971             5,559
                                                       2004      0.733          0.875             3,577
                                                       2003      0.549          0.733             5,722
                                                       2002      0.772          0.549                --
                                                       2001      1.000          0.772                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2010      0.771          0.882             6,101
                                                       2009      0.566          0.771             4,960
                                                       2008      1.036          0.566            10,687
                                                       2007      0.956          1.036            12,444
                                                       2006      0.819          0.956             9,583
                                                       2005      0.783          0.819             2,195
                                                       2004      0.756          0.783             1,399
                                                       2003      0.617          0.756               541
                                                       2002      0.839          0.617                --
                                                       2001      1.000          0.839                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.865          1.071                --
                                                       2009      0.649          0.865                --
                                                       2008      1.100          0.649                --
                                                       2007      1.094          1.100                --
                                                       2006      1.015          1.094                --
                                                       2005      0.918          1.015                --
                                                       2004      0.843          0.918                --
                                                       2003      0.632          0.843                --
                                                       2002      0.948          0.632                --
                                                       2001      1.000          0.948                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.027          1.187            22,035
                                                       2009      0.802          1.027            21,203
                                                       2008      1.276          0.802            18,050
                                                       2007      1.327          1.276            14,139

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2010      1.452          1.579            57,102
                                                       2009      1.029          1.452            54,960
                                                       2008      1.657          1.029            64,423
                                                       2007      1.589          1.657            80,817
                                                       2006      1.533          1.589            84,000
                                                       2005      1.471          1.533           102,460
                                                       2004      1.480          1.471           117,362
                                                       2003      1.012          1.480           106,194
                                                       2002      1.359          1.012           121,437
                                                       2001      1.568          1.359           141,575

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.579          1.712           231,684
                                                       2009      1.281          1.579           254,999
                                                       2008      2.008          1.281           265,191
                                                       2007      1.951          2.008           367,062
                                                       2006      1.666          1.951            41,378
                                                       2005      1.579          1.666            40,618
                                                       2004      1.444          1.579            39,848
                                                       2003      1.101          1.444            36,997
                                                       2002      1.445          1.101            57,667
                                                       2001      1.522          1.445            40,696

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.111          1.378            29,813
                                                       2009      0.786          1.111            28,230
                                                       2008      1.338          0.786            26,222
                                                       2007      1.228          1.338            27,702
                                                       2006      1.099          1.228            23,071
                                                       2005      1.058          1.099            20,169
                                                       2004      0.928          1.058            14,966
                                                       2003      0.629          0.928             1,484
                                                       2002      0.973          0.629             1,030
                                                       2001      1.000          0.973                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2010      1.051          1.080           161,961
                                                       2009      0.825          1.051           176,936
                                                       2008      1.472          0.825           192,022
                                                       2007      1.398          1.472           207,129
                                                       2006      1.121          1.398           210,341
                                                       2005      1.013          1.121           232,768
                                                       2004      0.868          1.013           251,365
                                                       2003      0.687          0.868           272,133
                                                       2002      0.934          0.687           335,149
                                                       2001      1.370          0.934           407,552

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.765          1.961           147,201
                                                       2009      1.451          1.765           173,171
                                                       2008      1.958          1.451           194,873
                                                       2007      1.782          1.958           192,991
                                                       2006      1.671          1.782           210,015
                                                       2005      1.616          1.671           224,933
                                                       2004      1.535          1.616           274,250
                                                       2003      1.203          1.535           294,545
                                                       2002      1.616          1.203           333,791
                                                       2001      1.935          1.616           362,465

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.956          1.034                --
                                                       2009      0.822          0.956                --
                                                       2008      1.053          0.822                --
                                                       2007      1.048          1.053                --
                                                       2006      1.017          1.048                --
                                                       2005      1.003          1.017                --
                                                       2004      1.001          1.003                --
                                                       2003      1.000          1.001                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.668          1.926            10,764
                                                       2009      1.053          1.668            10,482
                                                       2008      1.518          1.053            12,408
                                                       2007      1.527          1.518            22,736
                                                       2006      1.390          1.527            22,148
                                                       2005      1.367          1.390            22,272
                                                       2004      1.250          1.367            21,624
                                                       2003      0.989          1.250            23,853
                                                       2002      1.032          0.989            28,766
                                                       2001      1.083          1.032            40,627

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.355          1.351                --
                                                       2009      1.365          1.355           554,897
                                                       2008      1.343          1.365           481,476
                                                       2007      1.292          1.343           223,759
                                                       2006      1.247          1.292           226,644
                                                       2005      1.224          1.247           279,111
                                                       2004      1.225          1.224           284,339
                                                       2003      1.229          1.225           281,487
                                                       2002      1.225          1.229           434,581
                                                       2001      1.192          1.225           637,197

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.167          2.278                --
                                                       2006      1.852          2.167            20,325
                                                       2005      1.797          1.852            15,671
                                                       2004      1.675          1.797            10,768
                                                       2003      1.216          1.675             6,142
                                                       2002      1.638          1.216             3,388
                                                       2001      1.623          1.638             1,563

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.845          1.944                --
                                                       2006      1.575          1.845           382,272
                                                       2005      1.493          1.575           490,421
                                                       2004      1.363          1.493           549,067
                                                       2003      1.078          1.363           610,062
                                                       2002      1.459          1.078           734,035
                                                       2001      1.604          1.459           900,664

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.906          1.970                --
                                                       2005      1.853          1.906           441,344
                                                       2004      1.709          1.853           502,868
                                                       2003      1.414          1.709           576,803
                                                       2002      1.562          1.414           644,419
                                                       2001      1.662          1.562           751,677

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.526          2.439                --
                                                       2007      2.404          2.526            85,865
                                                       2006      2.514          2.404           118,565

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2010      1.653          1.903            66,223
                                                       2009      1.132          1.653            60,511
                                                       2008      1.507          1.132            62,334
                                                       2007      1.541          1.507           104,607

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.405          1.477                --
                                                       2006      1.321          1.405            12,834

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.087          1.212            21,330
                                                       2009      0.920          1.087            19,647
                                                       2008      1.482          0.920            19,793
                                                       2007      1.464          1.482            15,347

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.801          0.923           127,913
                                                       2009      0.599          0.801           105,905
                                                       2008      1.034          0.599            81,505
                                                       2007      1.225          1.034           128,581
                                                       2006      1.003          1.225           140,127

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2010      1.030          1.219            46,202
                                                       2009      0.805          1.030            34,135
                                                       2008      1.082          0.805            15,614

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.902          1.002             1,609
                                                       2009      0.704          0.902             1,353
                                                       2008      1.001          0.704                --

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.848          0.953            29,654
                                                       2009      0.638          0.848            25,958
                                                       2008      1.000          0.638            16,820

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.943          1.026            13,247
                                                       2009      0.771          0.943             9,201
                                                       2008      1.002          0.771                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2010      1.684          1.946            14,371
                                                       2009      1.093          1.684                --
                                                       2008      1.754          1.093                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2010      1.055          1.322             3,537
                                                       2009      0.794          1.055             1,106
                                                       2008      1.219          0.794             1,106

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.431          2.641           981,682
                                                       2009      1.714          2.431         1,056,285
                                                       2008      2.975          1.714         1,170,928
                                                       2007      2.302          2.975         1,267,816
                                                       2006      2.236          2.302         1,476,734

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      2.101          2.565            46,353
                                                       2009      1.546          2.101            43,297
                                                       2008      2.435          1.546            39,544

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.644          0.790                --
                                                       2009      0.489          0.644                --
                                                       2008      0.774          0.489                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.632          1.617                --
                                                       2008      2.203          1.632           308,422
                                                       2007      2.092          2.203           333,644
                                                       2006      1.970          2.092           399,824

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.643          0.683            14,859
                                                       2009      0.470          0.643             1,576
                                                       2008      0.898          0.470                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      2.635          3.195           223,531
                                                       2009      1.887          2.635           227,773
                                                       2008      3.128          1.887           231,911
                                                       2007      2.591          3.128           242,865

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.894          2.123            11,472
                                                       2009      1.395          1.894            11,987
                                                       2008      1.725          1.395            14,949
                                                       2007      1.630          1.725            19,803
                                                       2006      1.549          1.630            17,181

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08)...................................  2010      4.512          5.230               179
                                                       2009      3.847          4.512                --
                                                       2008      5.767          3.847                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.051          1.307            33,884
                                                       2009      0.839          1.051            21,891
                                                       2008      1.269          0.839                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.634          0.604                --
                                                       2008      1.116          0.634             4,618
                                                       2007      1.007          1.116             3,681
                                                       2006      1.015          1.007             2,982

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.936          3.607            56,484
                                                       2009      1.752          2.936            30,634
                                                       2008      3.965          1.752            41,236
                                                       2007      3.133          3.965            24,137

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.224          1.351            14,240
                                                       2009      0.939          1.224            21,186
                                                       2008      1.645          0.939            15,152
                                                       2007      1.560          1.645            13,517

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.807          1.056             2,579
                                                       2009      0.518          0.807             2,473
                                                       2008      0.930          0.518             1,233

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.829          0.900         2,320,012
                                                       2009      0.581          0.829         2,587,112
                                                       2008      1.032          0.581         2,864,263

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2010      1.180          1.263           104,954
                                                       2009      1.007          1.180            73,726
                                                       2008      1.122          1.007            33,072

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.673          1.792           150,555
                                                       2009      1.495          1.673            83,978

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.333          1.535            43,522
                                                       2009      1.086          1.333            44,124
                                                       2008      1.633          1.086            51,967
                                                       2007      1.570          1.633            54,333
                                                       2006      1.454          1.570            65,267

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.010          2.234            28,819
                                                       2009      1.525          2.010            26,619
                                                       2008      1.725          1.525            24,688
                                                       2007      1.633          1.725            36,881
                                                       2006      1.570          1.633            41,468

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2010      1.119          1.329             4,814
                                                       2009      0.893          1.119             6,774
                                                       2008      1.285          0.893             8,732
                                                       2007      1.401          1.285             5,638

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.700          1.760                --
                                                       2006      1.646          1.700         1,358,038
                                                       2005      1.628          1.646         1,398,395
                                                       2004      1.570          1.628         2,008,155
                                                       2003      1.501          1.570         2,094,029
                                                       2002      1.391          1.501         3,489,314
                                                       2001      1.314          1.391         4,579,017

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.930          2.077                --
                                                       2006      1.540          1.930           876,170
                                                       2005      1.356          1.540           980,677
                                                       2004      1.192          1.356         1,672,409
                                                       2003      0.925          1.192         2,007,301
                                                       2002      1.203          0.925         3,724,441
                                                       2001      1.545          1.203         4,102,274

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.397          1.463                --
                                                       2006      1.253          1.397         1,699,421
                                                       2005      1.186          1.253         1,823,574
                                                       2004      1.088          1.186         3,040,380
                                                       2003      0.857          1.088         3,448,879
                                                       2002      1.122          0.857         5,529,939
                                                       2001      1.344          1.122         5,894,655

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.840          1.843                --
                                                       2006      1.634          1.840           982,626
                                                       2005      1.538          1.634         1,035,695
                                                       2004      1.351          1.538         1,569,801
                                                       2003      0.953          1.351         1,895,230
                                                       2002      1.262          0.953         2,611,282
                                                       2001      1.254          1.262         3,104,281

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.951          2.049           201,885
                                                       2009      1.873          1.951           230,865
                                                       2008      1.784          1.873           276,106
                                                       2007      1.758          1.784           278,549

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.262          1.440            81,693
                                                       2009      0.854          1.262            95,033
                                                       2008      1.589          0.854            92,455
                                                       2007      1.332          1.589            95,038
                                                       2006      1.359          1.332           115,262

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.599          1.715            44,528
                                                       2009      1.474          1.599            98,080
                                                       2008      1.541          1.474           132,541
                                                       2007      1.464          1.541            92,155
                                                       2006      1.403          1.464           104,344

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.572          1.707           413,597
                                                       2009      1.353          1.572           569,347
                                                       2008      1.816          1.353           211,775
                                                       2007      1.795          1.816           272,024

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.064          1.148            12,521
                                                       2009      0.967          1.064            10,704
                                                       2008      1.413          0.967             9,568

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.057          1.254           378,795
                                                       2009      0.836          1.057           395,971

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.130          2.219                --
                                                       2008      3.282          2.130                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.350          1.342           336,911

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.649          0.643                --
                                                       2008      1.096          0.649             8,660
                                                       2007      1.152          1.096             7,232

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.060          1.176            37,003
                                                       2009      0.811          1.060            34,179
                                                       2008      1.308          0.811            31,070

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.778          0.814                --
                                                       2008      1.423          0.778           385,687
                                                       2007      1.382          1.423           420,978
                                                       2006      1.358          1.382           451,656

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2010      1.248          1.415                --
                                                       2009      1.035          1.248                --
                                                       2008      1.586          1.035                --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.800          0.882            40,206
                                                       2009      0.579          0.800            42,011
                                                       2008      0.870          0.579             8,983

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.865          0.991           192,385
                                                       2009      0.664          0.865           191,992
                                                       2008      1.126          0.664           190,201
                                                       2007      1.100          1.126           235,665
                                                       2006      1.000          1.100                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.116          1.216               122
                                                       2009      0.935          1.116                73
                                                       2008      1.102          0.935                17
                                                       2007      1.054          1.102                --
                                                       2006      1.000          1.054                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.059          1.170            78,789
                                                       2009      0.864          1.059            82,019
                                                       2008      1.113          0.864            85,345
                                                       2007      1.072          1.113            91,195
                                                       2006      1.000          1.072                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      0.997          1.118         1,438,370
                                                       2009      0.796          0.997         1,549,785
                                                       2008      1.125          0.796         1,732,829
                                                       2007      1.089          1.125         1,912,425
                                                       2006      1.000          1.089               269

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.935          1.063         1,945,730
                                                       2009      0.732          0.935         2,049,095
                                                       2008      1.138          0.732         2,134,180
                                                       2007      1.107          1.138         2,314,413
                                                       2006      1.000          1.107                --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.738          1.977         1,177,222
                                                       2009      1.390          1.738         1,247,086
                                                       2008      2.230          1.390         1,370,933
                                                       2007      2.239          2.230         1,554,241

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.037          2.217            45,172
                                                       2009      1.737          2.037            65,430
                                                       2008      2.258          1.737            64,134
                                                       2007      2.188          2.258            78,629
                                                       2006      2.038          2.188            76,006

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.216          1.343            78,722
                                                       2009      1.016          1.216            42,425
                                                       2008      1.521          1.016                --
                                                       2007      1.426          1.521                --
                                                       2006      1.285          1.426                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.498          1.605           202,270
                                                       2009      1.175          1.498           201,555
                                                       2008      2.048          1.175           205,780
                                                       2007      2.097          2.048           263,077

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.915          1.054         1,330,900
                                                       2009      0.659          0.915         1,554,458
                                                       2008      1.115          0.659         1,805,472
                                                       2007      1.057          1.115         2,005,191
                                                       2006      0.996          1.057         2,278,990

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.505          1.892           408,606
                                                       2009      1.206          1.505           444,461
                                                       2008      1.830          1.206           501,174
                                                       2007      1.883          1.830           563,590

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.289          1.491             5,114
                                                       2009      0.910          1.289             4,252
                                                       2008      1.485          0.910                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.433          1.912           107,762
                                                       2009      1.044          1.433           109,943
                                                       2008      1.581          1.044           108,746

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.210          2.299                --
                                                       2006      2.071          2.210            68,431

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.865          1.957            88,089
                                                       2009      1.802          1.865           142,395
                                                       2008      1.823          1.802           140,117
                                                       2007      1.761          1.823           135,436
                                                       2006      1.694          1.761           152,444

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.440          1.491                --
                                                       2008      1.387          1.440            43,083
                                                       2007      1.287          1.387            49,731
                                                       2006      1.252          1.287            39,881
                                                       2005      1.233          1.252            31,439
                                                       2004      1.187          1.233            20,674
                                                       2003      1.141          1.187             4,122
                                                       2002      1.056          1.141                --
                                                       2001      1.000          1.056            10,675

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.003          0.933                --
                                                       2007      0.918          1.003               483
                                                       2006      0.834          0.918               311
                                                       2005      0.785          0.834               149
                                                       2004      0.737          0.785                50
                                                       2003      0.564          0.737                --
                                                       2002      0.808          0.564                --
                                                       2001      1.000          0.808                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.445          1.568                --
                                                       2006      1.142          1.445            10,493
                                                       2005      1.028          1.142             8,559
                                                       2004      0.893          1.028             4,434
                                                       2003      0.701          0.893             2,311
                                                       2002      0.860          0.701                --
                                                       2001      1.000          0.860             6,840

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.018          2.159                --
                                                       2006      1.737          2.018             5,576
                                                       2005      1.638          1.737             3,645
                                                       2004      1.310          1.638             2,058
                                                       2003      0.884          1.310             1,206
                                                       2002      1.092          0.884               873
                                                       2001      1.000          1.092                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.951          1.015                --
                                                       2005      0.883          0.951             1,644
                                                       2004      0.837          0.883               699
                                                       2003      0.653          0.837                56
                                                       2002      0.867          0.653                --
                                                       2001      1.000          0.867                --

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.450          1.549                --
                                                       2005      1.459          1.450            78,469
                                                       2004      1.385          1.459            77,339
                                                       2003      1.108          1.385            74,504
                                                       2002      1.202          1.108            74,378
                                                       2001      1.224          1.202           169,308

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.297          2.514                --
                                                       2005      2.062          2.297           138,567
                                                       2004      1.788          2.062            99,649
                                                       2003      1.349          1.788            70,831
                                                       2002      1.590          1.349            68,976
                                                       2001      1.673          1.590            99,201

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.242          1.321                --
                                                       2005      1.119          1.242             6,828
                                                       2004      0.975          1.119             8,315
                                                       2003      0.812          0.975             7,197
                                                       2002      1.095          0.812             7,672
                                                       2001      1.426          1.095            18,083

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.281          1.359                --
                                                       2005      1.255          1.281           112,378
                                                       2004      1.111          1.255           111,924
                                                       2003      0.818          1.111           101,255
                                                       2002      1.614          0.818           153,692
                                                       2001      2.135          1.614           192,605

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.970          2.038                --
                                                       2005      1.932          1.970            76,856
                                                       2004      1.750          1.932            79,150
                                                       2003      1.516          1.750            69,150
                                                       2002      1.615          1.516            83,652
                                                       2001      1.631          1.615            83,031

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.187          1.285                --
                                                       2005      1.125          1.187                --
                                                       2004      1.000          1.125                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.367          1.454                --
                                                       2005      1.302          1.367            76,572
                                                       2004      1.183          1.302            74,373
                                                       2003      0.965          1.183            77,429
                                                       2002      1.396          0.965            77,877
                                                       2001      1.830          1.396           115,965

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.551          1.570                --
                                                       2005      1.510          1.551            38,214
                                                       2004      1.374          1.510            40,442
                                                       2003      1.161          1.374            39,827
                                                       2002      1.106          1.161            49,563
                                                       2001      1.072          1.106            49,041

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.413          1.403                --
                                                       2005      1.404          1.413            91,268
                                                       2004      1.372          1.404            82,834
                                                       2003      1.294          1.372           150,257
                                                       2002      1.235          1.294           171,337
                                                       2001      1.164          1.235           134,991

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.510          1.579                --
                                                       2005      1.494          1.510           411,358
                                                       2004      1.369          1.494           432,539
                                                       2003      1.042          1.369           456,960
                                                       2002      1.584          1.042           518,075
                                                       2001      1.846          1.584           622,943

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.753          1.694                --
                                                       2005      1.697          1.753           213,820
                                                       2004      1.614          1.697           215,844
                                                       2003      1.586          1.614           291,068
                                                       2002      1.409          1.586           497,491
                                                       2001      1.344          1.409           327,668

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.577          0.593                --
                                                       2008      1.024          0.577               416
                                                       2007      0.919          1.024               416
                                                       2006      0.869          0.919               407
                                                       2005      0.813          0.869                95
                                                       2004      0.791          0.813               625
                                                       2003      0.635          0.791               244
                                                       2002      0.911          0.635                --
                                                       2001      1.000          0.911                --





                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.095          2.209                --
                                                       2006      1.835          2.095           757,168
                                                       2005      1.773          1.835           779,772
                                                       2004      1.621          1.773           874,253
                                                       2003      1.277          1.621           799,701
                                                       2002      1.664          1.277           680,643
                                                       2001      1.917          1.664           603,427

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.083          1.162                --
                                                       2006      1.000          1.083             4,745

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.825          0.868                --
                                                       2005      0.790          0.825             4,831
                                                       2004      0.756          0.790             2,999
                                                       2003      0.611          0.756             1,412
                                                       2002      0.886          0.611                --
                                                       2001      1.000          0.886                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.896          0.856                --
                                                       2007      0.777          0.896            34,411
                                                       2006      0.766          0.777            29,553
                                                       2005      0.720          0.766            23,475
                                                       2004      0.682          0.720            31,707
                                                       2003      0.543          0.682            21,751
                                                       2002      0.816          0.543            18,844
                                                       2001      1.000          0.816             4,565

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2010      1.444          1.596           425,037
                                                       2009      1.027          1.444           438,603
                                                       2008      1.621          1.027           435,468

  American Funds Growth Subaccount (Class 2) (4/08)..  2010      1.155          1.355         1,070,611
                                                       2009      0.838          1.155           979,478
                                                       2008      1.447          0.838           780,124

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2010      1.065          1.173           951,371
                                                       2009      0.821          1.065           948,808
                                                       2008      1.280          0.821         1,334,238

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.214          2.194                --
                                                       2005      1.894          2.214         2,477,295
                                                       2004      1.603          1.894         1,739,170
                                                       2003      1.298          1.603         1,800,543
                                                       2002      1.753          1.298         1,993,402
                                                       2001      2.400          1.753         1,026,204

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      2.954          3.099                --
                                                       2006      2.255          2.954            54,320
                                                       2005      1.783          2.255            47,608
                                                       2004      1.444          1.783            68,011
                                                       2003      1.022          1.444            64,081
                                                       2002      1.169          1.022            55,791
                                                       2001      1.309          1.169            46,246

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.505          3.285                --
                                                       2005      2.365          2.505           130,738
                                                       2004      1.821          2.365            68,411
                                                       2003      1.374          1.821            36,499
                                                       2002      1.330          1.374            28,806
                                                       2001      1.237          1.330            17,886

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.343          1.287                --
                                                       2007      1.268          1.343           431,791
                                                       2006      1.102          1.268           483,463
                                                       2005      1.068          1.102           478,623
                                                       2004      1.028          1.068           488,966
                                                       2003      0.858          1.028           518,166
                                                       2002      1.042          0.858           503,174
                                                       2001      1.163          1.042           389,965

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.637          1.548                --
                                                       2007      1.862          1.637           629,952
                                                       2006      1.815          1.862           703,315
                                                       2005      1.736          1.815           667,057
                                                       2004      1.577          1.736           520,898
                                                       2003      1.211          1.577           440,247
                                                       2002      1.515          1.211           368,770
                                                       2001      1.632          1.515           277,391

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.682          1.764                --
                                                       2006      1.586          1.682           603,024
                                                       2005      1.542          1.586           605,856
                                                       2004      1.479          1.542           572,513
                                                       2003      1.268          1.479           543,269
                                                       2002      1.405          1.268           533,952
                                                       2001      1.482          1.405           514,150

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2010      1.366          1.579           598,468
                                                       2009      1.020          1.366           607,143
                                                       2008      1.800          1.020           679,759
                                                       2007      1.552          1.800           674,355
                                                       2006      1.409          1.552           328,958
                                                       2005      1.222          1.409           170,959
                                                       2004      1.073          1.222           869,834
                                                       2003      0.847          1.073           922,866
                                                       2002      0.948          0.847         1,049,634
                                                       2001      1.000          0.948                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2010      1.052          1.227                --
                                                       2009      0.784          1.052                --
                                                       2008      1.352          0.784               618
                                                       2007      1.282          1.352             1,540
                                                       2006      1.139          1.282               167
                                                       2005      0.955          1.139                --
                                                       2004      0.953          0.955               545
                                                       2003      0.772          0.953               545
                                                       2002      0.845          0.772                --
                                                       2001      1.000          0.845                --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2010      1.638          1.865            61,084
                                                       2009      1.273          1.638            82,258
                                                       2008      2.245          1.273           341,636
                                                       2007      2.237          2.245           421,256
                                                       2006      1.883          2.237           430,908
                                                       2005      1.799          1.883           426,800
                                                       2004      1.632          1.799           400,554
                                                       2003      1.266          1.632           412,260
                                                       2002      1.543          1.266           409,742
                                                       2001      1.642          1.543           406,693

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.091          1.922                --
                                                       2007      1.666          2.091           313,886
                                                       2006      1.578          1.666           835,178
                                                       2005      1.508          1.578           821,849
                                                       2004      1.476          1.508           867,802
                                                       2003      1.124          1.476           832,232
                                                       2002      1.626          1.124           763,284
                                                       2001      1.998          1.626           770,117

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2010      1.329          1.495             2,480
                                                       2009      0.934          1.329            28,085
                                                       2008      1.259          0.934            82,633
                                                       2007      1.239          1.259            93,973
                                                       2006      1.127          1.239           175,445
                                                       2005      1.110          1.127           175,314
                                                       2004      1.025          1.110           167,884
                                                       2003      0.814          1.025           166,192
                                                       2002      0.796          0.814           182,656
                                                       2001      0.913          0.796           179,122

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.881          2.391         1,328,863
                                                       2009      1.362          1.881         1,471,651
                                                       2008      2.281          1.362         1,777,391
                                                       2007      2.000          2.281         1,844,186
                                                       2006      1.800          2.000         1,882,423
                                                       2005      1.543          1.800         1,625,466
                                                       2004      1.252          1.543           151,955
                                                       2003      0.916          1.252            39,931
                                                       2002      1.030          0.916            15,143
                                                       2001      1.000          1.030                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      1.994          2.318           179,555
                                                       2009      1.169          1.994           165,409
                                                       2008      2.499          1.169           186,090
                                                       2007      1.963          2.499           164,958
                                                       2006      1.550          1.963           122,219
                                                       2005      1.231          1.550            33,302
                                                       2004      1.000          1.231                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.375          1.473           363,643
                                                       2009      1.015          1.375           331,192
                                                       2008      1.722          1.015           363,195
                                                       2007      1.509          1.722           278,047
                                                       2006      1.257          1.509           170,596
                                                       2005      1.154          1.257           160,940
                                                       2004      1.000          1.154           101,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.409          2.553                --
                                                       2006      2.007          2.409           424,117
                                                       2005      1.955          2.007           422,122
                                                       2004      1.706          1.955           425,846
                                                       2003      1.304          1.706           426,916
                                                       2002      1.377          1.304           403,788
                                                       2001      1.543          1.377           386,039

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.079          2.429                --
                                                       2005      1.928          2.079           405,690
                                                       2004      1.678          1.928           445,332
                                                       2003      1.280          1.678           475,843
                                                       2002      1.585          1.280           471,137
                                                       2001      1.619          1.585           449,927

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      1.984          2.032                --
                                                       2005      1.981          1.984           333,176
                                                       2004      1.843          1.981           284,411
                                                       2003      1.443          1.843           249,343
                                                       2002      1.396          1.443           260,817
                                                       2001      1.289          1.396           190,095

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.135          1.174                --
                                                       2005      1.066          1.135            66,247
                                                       2004      0.996          1.066            46,310
                                                       2003      0.886          0.996            19,355
                                                       2002      0.960          0.886             3,729
                                                       2001      1.000          0.960                --

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2010      1.028          1.276            45,118
                                                       2009      0.720          1.028            53,522
                                                       2008      1.297          0.720            84,929
                                                       2007      1.078          1.297            76,251
                                                       2006      0.962          1.078            56,269
                                                       2005      0.869          0.962            48,318
                                                       2004      0.729          0.869            44,929
                                                       2003      0.548          0.729            30,870
                                                       2002      0.771          0.548             8,353
                                                       2001      1.000          0.771               276

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2010      0.758          0.865            18,713
                                                       2009      0.558          0.758            23,849
                                                       2008      1.022          0.558            29,758
                                                       2007      0.946          1.022            33,085
                                                       2006      0.811          0.946            38,600
                                                       2005      0.777          0.811            58,347
                                                       2004      0.752          0.777            21,888
                                                       2003      0.615          0.752            10,406
                                                       2002      0.838          0.615            13,379
                                                       2001      1.000          0.838               312

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.850          1.051           242,292
                                                       2009      0.639          0.850           413,265
                                                       2008      1.085          0.639           457,745
                                                       2007      1.081          1.085           561,203
                                                       2006      1.005          1.081           603,150
                                                       2005      0.911          1.005           447,111
                                                       2004      0.838          0.911           242,272
                                                       2003      0.630          0.838           144,692
                                                       2002      0.947          0.630            54,158
                                                       2001      1.000          0.947             4,297

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.147          1.273             1,506
                                                       2009      0.944          1.147             9,035
                                                       2008      1.470          0.944            11,216
                                                       2007      1.458          1.470            15,300

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.010          1.164           267,353
                                                       2009      0.790          1.010           431,207
                                                       2008      1.259          0.790           388,104
                                                       2007      1.311          1.259           425,734

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2010      1.419          1.541           456,686
                                                       2009      1.008          1.419           507,985
                                                       2008      1.626          1.008           529,873
                                                       2007      1.562          1.626           635,361
                                                       2006      1.511          1.562           752,722
                                                       2005      1.453          1.511           813,934
                                                       2004      1.464          1.453           471,937
                                                       2003      1.004          1.464           358,583
                                                       2002      1.350          1.004           266,392
                                                       2001      1.561          1.350           211,516

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.544          1.671            95,707
                                                       2009      1.255          1.544           219,616
                                                       2008      1.971          1.255           282,522
                                                       2007      1.919          1.971           331,598
                                                       2006      1.642          1.919           142,965
                                                       2005      1.559          1.642           120,447
                                                       2004      1.429          1.559           113,922
                                                       2003      1.092          1.429            91,499
                                                       2002      1.436          1.092            75,511
                                                       2001      1.515          1.436            26,027

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.092          1.352           103,546
                                                       2009      0.774          1.092           144,323
                                                       2008      1.320          0.774           135,319
                                                       2007      1.214          1.320           127,089
                                                       2006      1.089          1.214            52,885
                                                       2005      1.050          1.089            47,796
                                                       2004      0.923          1.050            44,056
                                                       2003      0.627          0.923            36,074
                                                       2002      0.971          0.627            14,644
                                                       2001      1.000          0.971               172

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2010      1.024          1.050            96,385
                                                       2009      0.805          1.024           170,445
                                                       2008      1.440          0.805           216,559
                                                       2007      1.369          1.440           262,215
                                                       2006      1.101          1.369           261,654
                                                       2005      0.997          1.101           271,620
                                                       2004      0.855          0.997           293,359
                                                       2003      0.679          0.855           316,712
                                                       2002      0.924          0.679           281,821
                                                       2001      1.358          0.924           200,689

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.719          1.906           163,185
                                                       2009      1.415          1.719           186,027
                                                       2008      1.914          1.415           257,988
                                                       2007      1.746          1.914           386,633
                                                       2006      1.640          1.746           363,311
                                                       2005      1.589          1.640           394,874
                                                       2004      1.513          1.589           439,540
                                                       2003      1.188          1.513           428,528
                                                       2002      1.599          1.188           396,867
                                                       2001      1.918          1.599           313,580

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.944          1.019                --
                                                       2009      0.813          0.944                --
                                                       2008      1.044          0.813             7,553
                                                       2007      1.042          1.044            32,555
                                                       2006      1.012          1.042            34,273
                                                       2005      1.000          1.012             9,179
                                                       2004      1.000          1.000                --
                                                       2003      1.000          1.000                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.624          1.873            36,615
                                                       2009      1.027          1.624            53,049
                                                       2008      1.484          1.027            62,411
                                                       2007      1.497          1.484           141,056
                                                       2006      1.364          1.497           132,466
                                                       2005      1.345          1.364           123,485
                                                       2004      1.232          1.345           108,361
                                                       2003      0.977          1.232           108,788
                                                       2002      1.022          0.977            90,083
                                                       2001      1.074          1.022            95,509

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.319          1.314                --
                                                       2009      1.332          1.319            77,076
                                                       2008      1.313          1.332           680,677
                                                       2007      1.266          1.313         1,032,571
                                                       2006      1.224          1.266         1,014,016
                                                       2005      1.204          1.224           865,878
                                                       2004      1.207          1.204           548,407
                                                       2003      1.213          1.207           502,040
                                                       2002      1.212          1.213           522,225
                                                       2001      1.182          1.212           424,446

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.132          2.240                --
                                                       2006      1.826          2.132           218,572
                                                       2005      1.775          1.826           203,410
                                                       2004      1.658          1.775           261,535
                                                       2003      1.206          1.658           221,186
                                                       2002      1.628          1.206           158,645
                                                       2001      1.616          1.628            94,673

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.808          1.903                --
                                                       2006      1.546          1.808           217,521
                                                       2005      1.469          1.546           233,308
                                                       2004      1.343          1.469           325,091
                                                       2003      1.065          1.343           294,442
                                                       2002      1.444          1.065           249,688
                                                       2001      1.591          1.444           201,867

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.871          1.933                --
                                                       2005      1.822          1.871           663,326
                                                       2004      1.684          1.822           959,539
                                                       2003      1.397          1.684         1,016,680
                                                       2002      1.546          1.397         1,058,871
                                                       2001      1.648          1.546           659,963

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.479          2.393                --
                                                       2007      2.365          2.479           358,020
                                                       2006      2.476          2.365           364,945

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2010      1.613          1.854           228,281
                                                       2009      1.107          1.613           382,881
                                                       2008      1.476          1.107           452,850
                                                       2007      1.512          1.476           610,595

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.382          1.452                --
                                                       2006      1.301          1.382            41,400

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.063          1.182           100,710
                                                       2009      0.902          1.063           108,152
                                                       2008      1.455          0.902            92,630
                                                       2007      1.440          1.455            49,767

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.795          0.914           582,009
                                                       2009      0.596          0.795           664,240
                                                       2008      1.031          0.596           754,036
                                                       2007      1.224          1.031           645,652
                                                       2006      1.003          1.224           513,630

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2010      1.022          1.208            41,582
                                                       2009      0.801          1.022            36,841
                                                       2008      1.077          0.801            30,583

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.898          0.996           136,063
                                                       2009      0.703          0.898           114,317
                                                       2008      1.001          0.703            35,164

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.845          0.948           101,434
                                                       2009      0.637          0.845            68,849
                                                       2008      1.000          0.637            38,987

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.940          1.021            82,074
                                                       2009      0.770          0.940           146,535
                                                       2008      1.002          0.770               530

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2010      1.657          1.911                --
                                                       2009      1.078          1.657                --
                                                       2008      1.732          1.078                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2010      1.046          1.308            25,189
                                                       2009      0.788          1.046            22,489
                                                       2008      1.212          0.788            43,918

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.367          2.567         1,309,700
                                                       2009      1.672          2.367         1,633,919
                                                       2008      2.909          1.672         2,021,781
                                                       2007      2.256          2.909         2,304,913
                                                       2006      2.194          2.256         2,506,161

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      2.054          2.503           276,944
                                                       2009      1.515          2.054           318,840
                                                       2008      2.388          1.515           358,519

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.633          0.775            17,201
                                                       2009      0.482          0.633               458
                                                       2008      0.763          0.482                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.592          1.577                --
                                                       2008      2.154          1.592           543,843
                                                       2007      2.049          2.154           583,398
                                                       2006      1.933          2.049           627,119

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.638          0.676             2,108
                                                       2009      0.467          0.638               143
                                                       2008      0.894          0.467                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      2.566          3.105            11,826
                                                       2009      1.841          2.566            11,841
                                                       2008      3.058          1.841            41,098
                                                       2007      2.537          3.058           123,796

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.855          2.076            39,173
                                                       2009      1.369          1.855            34,059
                                                       2008      1.697          1.369            30,128
                                                       2007      1.606          1.697            62,141
                                                       2006      1.528          1.606            23,923

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08)...................................  2010      4.334          5.014                --
                                                       2009      3.703          4.334                --
                                                       2008      5.558          3.703                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.039          1.290            54,704
                                                       2009      0.831          1.039            41,692
                                                       2008      1.259          0.831            21,959

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.624          0.594                 0
                                                       2008      1.101          0.624            50,499
                                                       2007      0.995          1.101            50,703
                                                       2006      1.005          0.995            55,010

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.871          3.520            41,359
                                                       2009      1.717          2.871            59,930
                                                       2008      3.893          1.717            57,856
                                                       2007      3.080          3.893            51,693

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.203          1.325            64,304
                                                       2009      0.925          1.203            62,342
                                                       2008      1.623          0.925            73,269
                                                       2007      1.541          1.623            61,884

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.793          1.036            17,715
                                                       2009      0.510          0.793            15,868
                                                       2008      0.917          0.510             2,745

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.814          0.883            79,814
                                                       2009      0.572          0.814           137,194
                                                       2008      1.018          0.572           478,919

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2010      1.170          1.249           233,097
                                                       2009      1.000          1.170           259,025
                                                       2008      1.117          1.000           201,107

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.644          1.758           578,756
                                                       2009      1.471          1.644           532,062

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.298          1.491            97,643
                                                       2009      1.060          1.298           103,948
                                                       2008      1.596          1.060           147,414
                                                       2007      1.538          1.596           154,843
                                                       2006      1.426          1.538           186,585

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.958          2.171           165,254
                                                       2009      1.488          1.958           180,217
                                                       2008      1.687          1.488           365,236
                                                       2007      1.600          1.687           362,331
                                                       2006      1.540          1.600           302,457

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2010      1.106          1.311           322,476
                                                       2009      0.885          1.106           355,916
                                                       2008      1.276          0.885           433,632
                                                       2007      1.393          1.276           534,019

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.666          1.721                --
                                                       2006      1.615          1.666         3,159,459
                                                       2005      1.601          1.615         3,084,611
                                                       2004      1.548          1.601         2,991,212
                                                       2003      1.483          1.548         2,953,611
                                                       2002      1.376          1.483         3,021,646
                                                       2001      1.303          1.376         2,567,937

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.891          2.031                --
                                                       2006      1.512          1.891         1,647,916
                                                       2005      1.334          1.512         1,941,264
                                                       2004      1.175          1.334         2,909,419
                                                       2003      0.914          1.175         3,343,488
                                                       2002      1.190          0.914         3,800,784
                                                       2001      1.532          1.190         2,019,758

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.369          1.431                --
                                                       2006      1.230          1.369         3,400,027
                                                       2005      1.167          1.230         3,599,368
                                                       2004      1.072          1.167         3,823,809
                                                       2003      0.847          1.072         4,135,294
                                                       2002      1.110          0.847         3,561,773
                                                       2001      1.333          1.110         2,715,265

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.803          1.802                --
                                                       2006      1.604          1.803         1,232,826
                                                       2005      1.513          1.604         1,316,120
                                                       2004      1.331          1.513         1,313,625
                                                       2003      0.941          1.331         1,517,445
                                                       2002      1.248          0.941         1,218,122
                                                       2001      1.243          1.248           991,516

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.900          1.992           304,159
                                                       2009      1.827          1.900           328,897
                                                       2008      1.744          1.827           426,703
                                                       2007      1.720          1.744           499,566

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.234          1.405           218,821
                                                       2009      0.837          1.234           316,288
                                                       2008      1.560          0.837           356,043
                                                       2007      1.310          1.560           332,537
                                                       2006      1.338          1.310           388,150

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.560          1.671           315,228
                                                       2009      1.441          1.560           351,895
                                                       2008      1.510          1.441           379,320
                                                       2007      1.437          1.510           332,369
                                                       2006      1.379          1.437           447,838

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.531          1.659           354,602
                                                       2009      1.320          1.531           475,581
                                                       2008      1.776          1.320            80,729
                                                       2007      1.757          1.776           188,221

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.048          1.128             6,667
                                                       2009      0.954          1.048             5,411
                                                       2008      1.396          0.954                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.031          1.221           595,483
                                                       2009      0.816          1.031           916,928

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.070          2.794                --
                                                       2008      3.194          2.070                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.314          1.304            20,690

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.645          0.639                --
                                                       2008      1.092          0.645             1,731
                                                       2007      1.150          1.092             4,408

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.036          1.147           332,691
                                                       2009      0.794          1.036           379,785
                                                       2008      1.282          0.794           466,832

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.760          0.795                (0)
                                                       2008      1.394          0.760         1,168,891
                                                       2007      1.356          1.394         1,224,247
                                                       2006      1.334          1.356         1,320,970

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2010      1.217          1.377           164,483
                                                       2009      1.012          1.217           269,013
                                                       2008      1.552          1.012           274,630

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.786          0.865            34,134
                                                       2009      0.570          0.786            30,990
                                                       2008      0.858          0.570            45,078

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.858          0.981           376,649
                                                       2009      0.660          0.858           385,597
                                                       2008      1.121          0.660           417,149
                                                       2007      1.098          1.121           310,613
                                                       2006      1.000          1.098             2,538

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.107          1.204           368,759
                                                       2009      0.929          1.107           447,744
                                                       2008      1.098          0.929           200,478
                                                       2007      1.052          1.098           180,965
                                                       2006      1.000          1.052            25,702

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.051          1.158         1,494,445
                                                       2009      0.859          1.051         1,374,926
                                                       2008      1.109          0.859         1,572,585
                                                       2007      1.070          1.109         1,363,809
                                                       2006      1.000          1.070            99,260

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      0.989          1.107         4,765,998
                                                       2009      0.791          0.989         4,738,265
                                                       2008      1.121          0.791         5,929,292
                                                       2007      1.087          1.121         5,364,482
                                                       2006      1.000          1.087           160,226

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.928          1.052         3,104,348
                                                       2009      0.727          0.928         3,568,201
                                                       2008      1.134          0.727         4,543,502
                                                       2007      1.105          1.134         4,050,840
                                                       2006      1.000          1.105            97,071

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.692          1.921           697,013
                                                       2009      1.356          1.692         1,021,123
                                                       2008      2.180          1.356           824,665
                                                       2007      2.192          2.180           892,378

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.984          2.154         1,746,941
                                                       2009      1.695          1.984         2,269,079
                                                       2008      2.207          1.695         2,484,195
                                                       2007      2.144          2.207         2,565,350
                                                       2006      1.999          2.144         2,442,765

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.203          1.325         1,772,834
                                                       2009      1.007          1.203         1,913,290
                                                       2008      1.510          1.007         2,054,169
                                                       2007      1.419          1.510         2,268,880
                                                       2006      1.280          1.419         1,920,734

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.459          1.560           405,607
                                                       2009      1.147          1.459           426,910
                                                       2008      2.003          1.147           446,421
                                                       2007      2.051          2.003           368,700

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.909          1.044           116,468
                                                       2009      0.655          0.909           166,216
                                                       2008      1.111          0.655           380,955
                                                       2007      1.056          1.111           510,670
                                                       2006      0.996          1.056           916,784

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.466          1.839           342,008
                                                       2009      1.176          1.466           354,741
                                                       2008      1.790          1.176           514,574
                                                       2007      1.842          1.790           479,012

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.261          1.455            25,576
                                                       2009      0.892          1.261            13,023
                                                       2008      1.457          0.892            13,043

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.401          1.866           444,326
                                                       2009      1.023          1.401           539,837
                                                       2008      1.551          1.023           646,804

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.165          2.251                --
                                                       2006      2.032          2.165           365,145

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.816          1.902           349,233
                                                       2009      1.758          1.816           408,689
                                                       2008      1.782          1.758           484,798
                                                       2007      1.725          1.782           670,477
                                                       2006      1.662          1.725           639,799

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.418          1.467                --
                                                       2008      1.368          1.418           315,874
                                                       2007      1.273          1.368           228,125
                                                       2006      1.240          1.273           198,678
                                                       2005      1.224          1.240           155,217
                                                       2004      1.181          1.224           137,113
                                                       2003      1.137          1.181           164,279
                                                       2002      1.055          1.137            29,918
                                                       2001      1.000          1.055             5,387

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.990          0.920                --
                                                       2007      0.908          0.990                --
                                                       2006      0.827          0.908             8,677
                                                       2005      0.780          0.827            15,111
                                                       2004      0.733          0.780            13,080
                                                       2003      0.562          0.733            10,885
                                                       2002      0.807          0.562             8,720
                                                       2001      1.000          0.807             8,360

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.429          1.549                --
                                                       2006      1.132          1.429            45,624
                                                       2005      1.020          1.132            44,320
                                                       2004      0.888          1.020            38,611
                                                       2003      0.699          0.888            21,113
                                                       2002      0.859          0.699            17,075
                                                       2001      1.000          0.859                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.995          2.134                --
                                                       2006      1.721          1.995           232,931
                                                       2005      1.626          1.721           146,395
                                                       2004      1.303          1.626            91,130
                                                       2003      0.881          1.303            63,649
                                                       2002      1.090          0.881            75,450
                                                       2001      1.000          1.090               258

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.942          1.005                --
                                                       2005      0.876          0.942            47,271
                                                       2004      0.832          0.876            60,480
                                                       2003      0.651          0.832            48,589
                                                       2002      0.865          0.651            44,857
                                                       2001      1.000          0.865             6,390

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.432          1.528                --
                                                       2005      1.443          1.432            19,865
                                                       2004      1.373          1.443            16,992
                                                       2003      1.100          1.373            12,649
                                                       2002      1.197          1.100            11,298
                                                       2001      1.221          1.197             4,158

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.264          2.476                --
                                                       2005      2.037          2.264           371,108
                                                       2004      1.769          2.037           101,002
                                                       2003      1.338          1.769            75,678
                                                       2002      1.580          1.338            61,997
                                                       2001      1.665          1.580            26,479

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.224          1.301                --
                                                       2005      1.105          1.224            20,460
                                                       2004      0.964          1.105            25,111
                                                       2003      0.805          0.964            36,279
                                                       2002      1.088          0.805            28,508
                                                       2001      1.420          1.088            20,448

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.263          1.338                --
                                                       2005      1.239          1.263           340,916
                                                       2004      1.099          1.239           372,161
                                                       2003      0.811          1.099           332,682
                                                       2002      1.603          0.811           247,468
                                                       2001      2.125          1.603           144,030

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.934          1.999                --
                                                       2005      1.900          1.934         2,332,491
                                                       2004      1.724          1.900         1,400,796
                                                       2003      1.497          1.724         1,458,409
                                                       2002      1.598          1.497         1,565,486
                                                       2001      1.617          1.598           387,113

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.183          1.280                --
                                                       2005      1.124          1.183         1,774,906
                                                       2004      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.342          1.426                --
                                                       2005      1.281          1.342           174,734
                                                       2004      1.166          1.281           160,136
                                                       2003      0.953          1.166           193,950
                                                       2002      1.381          0.953           171,326
                                                       2001      1.815          1.381           134,756

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.522          1.540                --
                                                       2005      1.485          1.522           218,154
                                                       2004      1.354          1.485           139,939
                                                       2003      1.146          1.354           194,321
                                                       2002      1.095          1.146           207,068
                                                       2001      1.063          1.095           199,181

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.390          1.379                --
                                                       2005      1.383          1.390           429,437
                                                       2004      1.355          1.383           344,205
                                                       2003      1.281          1.355           303,194
                                                       2002      1.225          1.281           393,375
                                                       2001      1.156          1.225           155,136

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.483          1.550                --
                                                       2005      1.470          1.483           757,966
                                                       2004      1.349          1.470         1,025,980
                                                       2003      1.030          1.349         1,035,723
                                                       2002      1.568          1.030         1,016,916
                                                       2001      1.831          1.568           679,805

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.721          1.662                --
                                                       2005      1.669          1.721           648,697
                                                       2004      1.591          1.669           496,882
                                                       2003      1.566          1.591           484,219
                                                       2002      1.394          1.566           447,087
                                                       2001      1.333          1.394           155,072

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.569          0.584                --
                                                       2008      1.010          0.569             8,318
                                                       2007      0.909          1.010             6,848
                                                       2006      0.861          0.909             5,763
                                                       2005      0.807          0.861            10,445
                                                       2004      0.787          0.807            19,930
                                                       2003      0.633          0.787            41,403
                                                       2002      0.910          0.633            40,595
                                                       2001      1.000          0.910                --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

              CONDENSED FINANCIAL INFORMATION -- GOLD TRACK SELECT

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      2.217          2.342                --
                                                       2006      1.931          2.217           391,031
                                                       2005      1.855          1.931           425,802
                                                       2004      1.687          1.855           493,699
                                                       2003      1.322          1.687           520,081
                                                       2002      1.713          1.322           614,755
                                                       2001      1.963          1.713           500,383

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.087          1.168                --
                                                       2006      1.000          1.087           347,442

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.847          0.892                --
                                                       2005      0.806          0.847           398,147
                                                       2004      0.767          0.806           396,007
                                                       2003      0.617          0.767           329,124
                                                       2002      0.890          0.617           306,570
                                                       2001      1.000          0.890           178,744

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.930          0.889                --
                                                       2007      0.802          0.930           109,960
                                                       2006      0.786          0.802           238,818
                                                       2005      0.735          0.786           164,175
                                                       2004      0.692          0.735           174,046
                                                       2003      0.548          0.692           245,721
                                                       2002      0.819          0.548           151,687
                                                       2001      1.000          0.819            56,640

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.490          1.655         2,735,685
                                                       2009      1.053          1.490         1,876,048
                                                       2008      1.720          1.053         1,242,629
                                                       2007      1.507          1.720           912,511
                                                       2006      1.259          1.507         1,716,847
                                                       2005      1.110          1.259           772,016
                                                       2004      1.000          1.110           554,952

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.191          1.406         4,328,492
                                                       2009      0.860          1.191         3,306,607
                                                       2008      1.544          0.860         2,766,884
                                                       2007      1.382          1.544         2,785,664
                                                       2006      1.262          1.382         4,514,556
                                                       2005      1.092          1.262         1,634,839
                                                       2004      1.000          1.092         1,211,258

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.099          1.217         2,252,078
                                                       2009      0.842          1.099         1,552,987
                                                       2008      1.363          0.842         1,185,410
                                                       2007      1.306          1.363         1,330,289
                                                       2006      1.140          1.306         2,430,345
                                                       2005      1.084          1.140         1,347,653
                                                       2004      1.000          1.084           840,008

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.329          2.312                --
                                                       2005      1.982          2.329         3,178,807
                                                       2004      1.668          1.982         3,007,532
                                                       2003      1.344          1.668         3,314,906
                                                       2002      1.804          1.344         2,932,920
                                                       2001      2.456          1.804         2,602,726

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.090          3.248                --
                                                       2006      2.346          3.090           242,036
                                                       2005      1.845          2.346            81,085
                                                       2004      1.485          1.845           101,326
                                                       2003      1.046          1.485            39,486
                                                       2002      1.190          1.046            33,858
                                                       2001      1.325          1.190            11,235

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.603          3.432                --
                                                       2005      2.444          2.603           732,600
                                                       2004      1.871          2.444           725,473
                                                       2003      1.405          1.871           636,474
                                                       2002      1.352          1.405           325,441
                                                       2001      1.250          1.352            71,516

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2010      2.358          3.100           559,517
                                                       2009      1.799          2.358           437,604
                                                       2008      2.582          1.799           391,923
                                                       2007      2.781          2.582           418,349
                                                       2006      2.408          2.781         1,618,529
                                                       2005      2.214          2.408         1,142,341
                                                       2004      1.834          2.214           890,056
                                                       2003      1.299          1.834           615,882
                                                       2002      1.385          1.299           349,704
                                                       2001      1.245          1.385           119,147

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.415          1.358                --
                                                       2007      1.329          1.415           367,420
                                                       2006      1.147          1.329           729,558
                                                       2005      1.106          1.147           470,417
                                                       2004      1.059          1.106           461,716
                                                       2003      0.879          1.059           395,420
                                                       2002      1.062          0.879           323,041
                                                       2001      1.178          1.062           100,385

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.723          1.632                --
                                                       2007      1.949          1.723           854,724
                                                       2006      1.889          1.949         1,750,689
                                                       2005      1.797          1.889         1,323,461
                                                       2004      1.623          1.797         1,353,337
                                                       2003      1.240          1.623         1,205,447
                                                       2002      1.542          1.240         1,104,419
                                                       2001      1.653          1.542           892,061

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.780          1.870                --
                                                       2006      1.669          1.780            48,905
                                                       2005      1.613          1.669            48,905
                                                       2004      1.539          1.613            71,906
                                                       2003      1.312          1.539            72,935
                                                       2002      1.446          1.312            73,597
                                                       2001      1.517          1.446            63,204

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2010      1.432          1.665         5,177,190
                                                       2009      1.064          1.432         4,323,092
                                                       2008      1.867          1.064         3,733,850
                                                       2007      1.601          1.867         3,698,163
                                                       2006      1.446          1.601         8,304,547
                                                       2005      1.247          1.446         7,103,809
                                                       2004      1.089          1.247         5,358,276
                                                       2003      0.855          1.089         4,062,355
                                                       2002      0.951          0.855         2,680,749
                                                       2001      1.000          0.951         1,433,561

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2010      1.104          1.294           104,921
                                                       2009      0.818          1.104           100,461
                                                       2008      1.403          0.818            88,755
                                                       2007      1.322          1.403            48,915
                                                       2006      1.169          1.322           146,543
                                                       2005      0.974          1.169            74,681
                                                       2004      0.968          0.974            54,968
                                                       2003      0.779          0.968            43,877
                                                       2002      0.848          0.779            35,320
                                                       2001      1.000          0.848            10,715

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2010      1.762          2.017            56,240
                                                       2009      1.362          1.762            53,238
                                                       2008      2.389          1.362           146,959
                                                       2007      2.367          2.389           138,732
                                                       2006      1.981          2.367           169,656
                                                       2005      1.882          1.981           138,209
                                                       2004      1.698          1.882           149,510
                                                       2003      1.311          1.698           136,901
                                                       2002      1.588          1.311           160,504
                                                       2001      1.680          1.588           139,375

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      2.225          2.048                --
                                                       2007      1.763          2.225           290,247
                                                       2006      1.660          1.763           275,368
                                                       2005      1.578          1.660           313,797
                                                       2004      1.536          1.578           375,289
                                                       2003      1.163          1.536           452,503
                                                       2002      1.674          1.163           467,001
                                                       2001      2.045          1.674           600,404

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2010      1.429          1.617            34,927
                                                       2009      0.999          1.429            34,927
                                                       2008      1.339          0.999            37,512
                                                       2007      1.311          1.339            37,524
                                                       2006      1.186          1.311            37,524
                                                       2005      1.161          1.186            37,524
                                                       2004      1.066          1.161            37,524
                                                       2003      0.843          1.066            36,607
                                                       2002      0.820          0.843            36,031
                                                       2001      0.934          0.820            45,868

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2010      1.973          2.521         2,275,753
                                                       2009      1.420          1.973         1,786,511
                                                       2008      2.366          1.420         1,535,912
                                                       2007      2.064          2.366         1,743,249
                                                       2006      1.847          2.064         5,803,109
                                                       2005      1.574          1.847         5,046,318
                                                       2004      1.270          1.574         3,259,665
                                                       2003      0.924          1.270         1,562,630
                                                       2002      1.034          0.924           652,170
                                                       2001      1.000          1.034           194,753

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.483          1.745                --
                                                       2005      1.350          1.483         1,665,669
                                                       2004      1.205          1.350         1,066,543
                                                       2003      1.000          1.205           386,447

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      2.057          2.404           212,374
                                                       2009      1.199          2.057           209,376
                                                       2008      2.550          1.199           387,232
                                                       2007      1.992          2.550           317,595
                                                       2006      1.565          1.992           413,332
                                                       2005      1.235          1.565           311,013
                                                       2004      1.000          1.235           100,959

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.418          1.528           393,940
                                                       2009      1.041          1.418           429,606
                                                       2008      1.757          1.041           350,061
                                                       2007      1.531          1.757           451,650
                                                       2006      1.268          1.531         1,114,119
                                                       2005      1.158          1.268           640,891
                                                       2004      1.000          1.158           272,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      2.548          2.706                --
                                                       2006      2.112          2.548           232,359
                                                       2005      2.046          2.112           147,663
                                                       2004      1.775          2.046           121,205
                                                       2003      1.350          1.775           101,995
                                                       2002      1.417          1.350            95,945
                                                       2001      1.579          1.417            84,808

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.187          2.568                --
                                                       2005      2.017          2.187           556,302
                                                       2004      1.746          2.017           515,737
                                                       2003      1.324          1.746           422,132
                                                       2002      1.631          1.324           386,289
                                                       2001      1.657          1.631           340,692

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.220          1.477                --
                                                       2005      1.127          1.220           528,621
                                                       2004      1.000          1.127            94,386

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.088          2.141                --
                                                       2005      2.073          2.088           487,875
                                                       2004      1.917          2.073           457,164
                                                       2003      1.494          1.917           500,771
                                                       2002      1.437          1.494           206,913
                                                       2001      1.319          1.437           194,917

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.164          1.207                --
                                                       2005      1.088          1.164         2,073,047
                                                       2004      1.011          1.088         2,094,227
                                                       2003      0.894          1.011         2,007,620
                                                       2002      0.964          0.894         1,732,684
                                                       2001      1.000          0.964         1,050,044

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2010      1.078          1.345           450,604
                                                       2009      0.751          1.078           383,306
                                                       2008      1.346          0.751           354,214
                                                       2007      1.112          1.346           424,858
                                                       2006      0.987          1.112           847,311
                                                       2005      0.887          0.987           733,827
                                                       2004      0.740          0.887           775,607
                                                       2003      0.553          0.740           752,722
                                                       2002      0.773          0.553           681,958
                                                       2001      1.000          0.773           323,705

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2010      0.795          0.913            87,463
                                                       2009      0.582          0.795           198,279
                                                       2008      1.060          0.582           350,259
                                                       2007      0.976          1.060           495,129
                                                       2006      0.832          0.976         1,314,948
                                                       2005      0.793          0.832         1,293,969
                                                       2004      0.763          0.793         1,355,881
                                                       2003      0.621          0.763         1,332,255
                                                       2002      0.841          0.621         1,259,857
                                                       2001      1.000          0.841           793,901

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.166          1.320                --
                                                       2005      1.128          1.166           172,274
                                                       2004      1.000          1.128            53,428

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      1.007          1.075                --
                                                       2006      0.944          1.007             9,188
                                                       2005      0.893          0.944            13,859
                                                       2004      0.873          0.893            25,633
                                                       2003      0.654          0.873            20,299
                                                       2002      0.899          0.654            14,777
                                                       2001      1.000          0.899            11,736

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.892          1.108         1,195,312
                                                       2009      0.667          0.892         1,413,503
                                                       2008      1.126          0.667         1,539,345
                                                       2007      1.116          1.126         2,013,129
                                                       2006      1.032          1.116         3,439,553
                                                       2005      0.930          1.032         1,964,545
                                                       2004      0.851          0.930         2,160,052
                                                       2003      0.636          0.851         1,952,183
                                                       2002      0.950          0.636         1,482,733
                                                       2001      1.000          0.950           646,990

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2010      1.128          1.263           300,382
                                                       2009      0.929          1.128           336,318
                                                       2008      1.322          0.929           343,279
                                                       2007      1.227          1.322           319,953
                                                       2006      1.075          1.227           280,494
                                                       2005      1.037          1.075           225,286
                                                       2004      0.959          1.037           197,045
                                                       2003      0.775          0.959           157,613
                                                       2002      0.945          0.775            79,537
                                                       2001      1.000          0.945            38,147

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2010      0.884          0.983            23,623
                                                       2009      0.728          0.884            24,242
                                                       2008      1.026          0.728            19,178
                                                       2007      0.970          1.026            19,159
                                                       2006      0.827          0.970            82,368
                                                       2005      0.834          0.827            82,624
                                                       2004      0.811          0.834            61,928
                                                       2003      0.661          0.811            50,078
                                                       2002      0.899          0.661            36,570
                                                       2001      1.000          0.899             6,851

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.221          1.362            29,937
                                                       2009      0.999          1.221            21,190
                                                       2008      1.547          0.999            19,862
                                                       2007      1.529          1.547            17,326

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      1.059          1.227           990,582
                                                       2009      0.824          1.059         1,203,817
                                                       2008      1.306          0.824         1,249,595
                                                       2007      1.298          1.306         1,331,029
                                                       2006      1.118          1.298           681,726
                                                       2005      1.073          1.118           635,740
                                                       2004      0.998          1.073           561,903
                                                       2003      0.724          0.998           508,312
                                                       2002      0.925          0.724           415,983
                                                       2001      1.000          0.925           287,679

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2010      1.510          1.649           154,347
                                                       2009      1.067          1.510            74,119
                                                       2008      1.712          1.067            93,392
                                                       2007      1.636          1.712           138,898
                                                       2006      1.573          1.636           243,806
                                                       2005      1.504          1.573           289,180
                                                       2004      1.508          1.504           366,579
                                                       2003      1.028          1.508           238,213
                                                       2002      1.375          1.028            39,296
                                                       2001      1.581          1.375           124,406

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.643          1.787           783,808
                                                       2009      1.327          1.643           585,486
                                                       2008      2.074          1.327           604,312
                                                       2007      2.008          2.074         1,012,376
                                                       2006      1.709          2.008           504,118
                                                       2005      1.613          1.709           545,968
                                                       2004      1.471          1.613           599,717
                                                       2003      1.118          1.471           612,882
                                                       2002      1.462          1.118           539,109
                                                       2001      1.534          1.462           543,168

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.146          1.426           470,162
                                                       2009      0.807          1.146           402,831
                                                       2008      1.370          0.807           347,536
                                                       2007      1.253          1.370           217,352
                                                       2006      1.117          1.253           875,141
                                                       2005      1.072          1.117           961,768
                                                       2004      0.937          1.072         1,020,306
                                                       2003      0.633          0.937           808,922
                                                       2002      0.975          0.633           593,152
                                                       2001      1.000          0.975           195,824

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.709          0.693                --
                                                       2008      1.141          0.709         4,140,312
                                                       2007      1.094          1.141         4,736,684
                                                       2006      0.956          1.094         7,044,296
                                                       2005      0.923          0.956         5,040,773
                                                       2004      0.842          0.923         4,920,344
                                                       2003      0.663          0.842         4,378,710
                                                       2002      0.859          0.663         2,999,593
                                                       2001      0.987          0.859         2,211,151

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2010      1.101          1.135            95,905
                                                       2009      0.861          1.101            84,537
                                                       2008      1.531          0.861            89,068
                                                       2007      1.449          1.531           176,856
                                                       2006      1.158          1.449           162,942
                                                       2005      1.043          1.158           255,434
                                                       2004      0.890          1.043           231,552
                                                       2003      0.702          0.890           124,783
                                                       2002      0.951          0.702            99,780
                                                       2001      1.390          0.951           113,887

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.849          2.061           110,723
                                                       2009      1.514          1.849           123,343
                                                       2008      2.036          1.514            78,316
                                                       2007      1.847          2.036           130,963
                                                       2006      1.726          1.847           401,523
                                                       2005      1.663          1.726           401,078
                                                       2004      1.575          1.663           410,937
                                                       2003      1.230          1.575           404,894
                                                       2002      1.646          1.230           332,072
                                                       2001      1.964          1.646           276,743

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.977          1.061            26,071
                                                       2009      0.837          0.977            62,855
                                                       2008      1.069          0.837            59,470
                                                       2007      1.061          1.069            64,549
                                                       2006      1.025          1.061            23,302
                                                       2005      1.007          1.025            77,851
                                                       2004      1.002          1.007            20,413
                                                       2003      1.000          1.002             1,000

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.746          2.024            36,777
                                                       2009      1.098          1.746            30,623
                                                       2008      1.578          1.098            46,937
                                                       2007      1.583          1.578            52,111
                                                       2006      1.435          1.583            81,352
                                                       2005      1.407          1.435            62,659
                                                       2004      1.281          1.407            78,885
                                                       2003      1.011          1.281            56,803
                                                       2002      1.051          1.011            21,046
                                                       2001      1.099          1.051            12,732

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.419          1.416                --
                                                       2009      1.424          1.419                58
                                                       2008      1.397          1.424         1,026,538
                                                       2007      1.339          1.397           238,696
                                                       2006      1.288          1.339           261,916
                                                       2005      1.260          1.288            45,638
                                                       2004      1.257          1.260            35,778
                                                       2003      1.256          1.257           548,095
                                                       2002      1.247          1.256           384,180
                                                       2001      1.210          1.247            36,990

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.333          1.427                --
                                                       2006      1.187          1.333           424,031
                                                       2005      1.139          1.187           458,883
                                                       2004      0.991          1.139           485,743
                                                       2003      0.702          0.991           333,071
                                                       2002      0.950          0.702           239,285
                                                       2001      1.000          0.950            74,692

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.230          2.347                --
                                                       2006      1.899          2.230         1,637,520
                                                       2005      1.836          1.899         1,691,857
                                                       2004      1.706          1.836         1,808,280
                                                       2003      1.234          1.706         1,736,717
                                                       2002      1.657          1.234         1,398,103
                                                       2001      1.636          1.657           787,918

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.488          1.535                --
                                                       2006      1.330          1.488            16,137
                                                       2005      1.295          1.330            13,795
                                                       2004      1.198          1.295            20,280
                                                       2003      1.039          1.198             9,155
                                                       2002      1.123          1.039             2,297
                                                       2001      1.139          1.123             1,241

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.913          2.017                --
                                                       2006      1.627          1.913         3,257,332
                                                       2005      1.537          1.627         3,231,849
                                                       2004      1.398          1.537         3,173,539
                                                       2003      1.102          1.398         3,033,990
                                                       2002      1.486          1.102         2,719,762
                                                       2001      1.628          1.486         2,156,095

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.331          1.387                --
                                                       2006      1.141          1.331           938,693
                                                       2005      1.112          1.141           676,218
                                                       2004      1.000          1.112           118,943

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.400          1.548               683
                                                       2006      1.255          1.400           529,247
                                                       2005      1.166          1.255           348,775
                                                       2004      1.000          1.166           145,040

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.968          2.037                --
                                                       2005      1.907          1.968         3,755,343
                                                       2004      1.753          1.907         3,701,526
                                                       2003      1.446          1.753         3,384,161
                                                       2002      1.591          1.446         2,932,943
                                                       2001      1.686          1.591         2,310,280

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.609          2.522                --
                                                       2007      2.475          2.609           467,961
                                                       2006      2.581          2.475         1,989,099

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.725          1.993         1,313,771
                                                       2009      1.178          1.725           963,309
                                                       2008      1.561          1.178           822,732
                                                       2007      1.528          1.561           863,101
                                                       2006      1.440          1.528           170,973

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.446          1.522                --
                                                       2006      1.357          1.446           178,204

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.130          1.265           107,948
                                                       2009      0.954          1.130             2,953
                                                       2008      1.531          0.954            14,770
                                                       2007      1.509          1.531           128,068

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.812          0.938         1,375,066
                                                       2009      0.604          0.812         1,220,900
                                                       2008      1.040          0.604         1,101,186
                                                       2007      1.228          1.040         1,321,364
                                                       2006      1.003          1.228         2,487,870

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.044          1.240            17,365
                                                       2009      0.813          1.044            30,638
                                                       2008      1.094          0.813            36,448
                                                       2007      1.111          1.094            60,249
                                                       2006      1.036          1.111            83,233

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.907          1.011           135,545
                                                       2009      0.705          0.907            48,287
                                                       2008      1.001          0.705            42,820

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.853          0.962           137,462
                                                       2009      0.640          0.853            53,093
                                                       2008      1.000          0.640            18,406

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.948          1.036            58,626
                                                       2009      0.773          0.948            24,467
                                                       2008      1.002          0.773            20,363

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.363          1.581           406,890
                                                       2009      0.882          1.363           421,657
                                                       2008      1.497          0.882           258,795
                                                       2007      1.519          1.497           276,579
                                                       2006      1.369          1.519           402,379

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.072          1.348            31,634
                                                       2009      0.804          1.072            34,852
                                                       2008      1.317          0.804            31,883
                                                       2007      1.189          1.317            27,162
                                                       2006      1.190          1.189            40,123

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.546          2.776         4,426,605
                                                       2009      1.789          2.546         4,099,024
                                                       2008      3.094          1.789         3,609,955
                                                       2007      2.386          3.094         3,498,318
                                                       2006      2.312          2.386         5,027,380

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      2.185          2.677           496,271
                                                       2009      1.603          2.185           514,501
                                                       2008      1.103          1.603           445,991
                                                       2007      1.237          1.103            12,283

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.665          0.818             6,983
                                                       2009      0.503          0.665             1,778
                                                       2008      0.794          0.503             2,336

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.703          1.690                --
                                                       2008      2.292          1.703         1,040,406
                                                       2007      2.168          2.292         1,708,065
                                                       2006      2.037          2.168         4,011,541

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.652          0.696            14,550
                                                       2009      0.476          0.652            10,962
                                                       2008      0.906          0.476                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      2.760          3.358             8,250
                                                       2009      1.969          2.760             8,766
                                                       2008      3.253          1.969           161,441
                                                       2007      2.688          3.253           169,878

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.964          2.209           100,445
                                                       2009      1.441          1.964           101,707
                                                       2008      1.776          1.441           164,857
                                                       2007      1.673          1.776           182,051
                                                       2006      1.585          1.673           601,988

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.836          0.972           843,204
                                                       2009      0.710          0.836           838,176
                                                       2008      1.121          0.710           887,147
                                                       2007      1.085          1.121           988,521
                                                       2006      1.001          1.085         3,522,600

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2010      1.072          1.338           184,167
                                                       2009      0.852          1.072           186,511
                                                       2008      1.401          0.852           162,716
                                                       2007      1.532          1.401           217,540

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.651          0.621                --
                                                       2008      1.142          0.651            38,830
                                                       2007      1.027          1.142            39,331
                                                       2006      1.033          1.027           173,133

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      3.054          3.764           111,897
                                                       2009      1.816          3.054           216,834
                                                       2008      4.094          1.816           208,396
                                                       2007      3.227          4.094           165,682

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.262          1.397           374,668
                                                       2009      0.965          1.262           416,642
                                                       2008      1.684          0.965           451,543
                                                       2007      1.593          1.684           505,549

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.832          1.093           108,020
                                                       2009      0.532          0.832            61,048
                                                       2008      0.953          0.532            30,690

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.855          0.932           279,044
                                                       2009      0.597          0.855           248,181
                                                       2008      1.059          0.597           348,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2010      1.198          1.286           707,526
                                                       2009      1.018          1.198           654,510
                                                       2008      1.097          1.018           879,320
                                                       2007      1.029          1.097            57,179

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.724          1.854         5,348,047
                                                       2009      1.537          1.724         2,664,935

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.396          1.613           181,948
                                                       2009      1.134          1.396           208,590
                                                       2008      1.698          1.134           161,779
                                                       2007      1.627          1.698           167,853
                                                       2006      1.503          1.627           276,112

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.129          1.250                --
                                                       2006      1.065          1.129            11,663

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.106          2.348           714,453
                                                       2009      1.592          2.106           586,022
                                                       2008      1.794          1.592           323,848
                                                       2007      1.692          1.794           190,481
                                                       2006      1.623          1.692           327,220

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.141          1.360         1,755,586
                                                       2009      0.908          1.141         1,622,276
                                                       2008      1.302          0.908         1,412,540
                                                       2007      1.350          1.302         1,323,664
                                                       2006      1.320          1.350           285,980

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.373          1.568           521,045
                                                       2009      1.093          1.373           281,517

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.762          1.830                --
                                                       2006      1.700          1.762         1,089,845
                                                       2005      1.675          1.700           764,679
                                                       2004      1.610          1.675           742,031
                                                       2003      1.534          1.610           662,519
                                                       2002      1.417          1.534           513,410
                                                       2001      1.334          1.417           122,849

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      2.000          2.159                --
                                                       2006      1.591          2.000         1,663,353
                                                       2005      1.396          1.591         1,025,647
                                                       2004      1.223          1.396         1,014,954
                                                       2003      0.946          1.223           777,156
                                                       2002      1.225          0.946           323,555
                                                       2001      1.568          1.225           349,886

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.448          1.521                --
                                                       2006      1.294          1.448         1,450,173
                                                       2005      1.221          1.294           779,759
                                                       2004      1.116          1.221           702,789
                                                       2003      0.876          1.116           597,887
                                                       2002      1.142          0.876           415,447
                                                       2001      1.364          1.142           272,388

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.907          1.916                --
                                                       2006      1.688          1.907         1,380,843
                                                       2005      1.583          1.688         1,192,206
                                                       2004      1.386          1.583         1,129,046
                                                       2003      0.974          1.386           883,563
                                                       2002      1.285          0.974           586,956
                                                       2001      1.273          1.285           304,920

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      2.043          2.154           924,433
                                                       2009      1.954          2.043           841,340
                                                       2008      1.855          1.954           809,872
                                                       2007      1.828          1.855           799,904

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.313          1.503            78,418
                                                       2009      0.885          1.313            87,510
                                                       2008      1.641          0.885           166,185
                                                       2007      1.371          1.641           185,965
                                                       2006      1.395          1.371           370,903

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.669          1.797           701,280
                                                       2009      1.534          1.669           385,373
                                                       2008      1.597          1.534           367,198
                                                       2007      1.512          1.597           361,988
                                                       2006      1.446          1.512           426,709

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.647          1.795         1,182,794
                                                       2009      1.412          1.647         1,273,020
                                                       2008      1.889          1.412            37,614
                                                       2007      1.862          1.889            37,628

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.093          1.183           577,571
                                                       2009      0.990          1.093           553,093
                                                       2008      1.443          0.990            57,091

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.104          1.315         1,335,805
                                                       2009      0.871          1.104           807,801

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.238          2.335                --
                                                       2008      3.441          2.238                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.325          1.317         6,929,273
                                                       2009      1.327          1.325         7,240,947
                                                       2008      1.298          1.327         6,489,414
                                                       2007      1.243          1.298         4,676,190
                                                       2006      1.208          1.243         6,745,690

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.655          0.650                --
                                                       2008      1.102          0.655            97,511
                                                       2007      1.156          1.102            96,900

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.103          1.228           380,539
                                                       2009      0.841          1.103           368,495
                                                       2008      1.353          0.841           324,641

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.810          0.848                --
                                                       2008      1.476          0.810           820,592
                                                       2007      1.429          1.476           886,897
                                                       2006      1.400          1.429         1,791,470

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.304          1.483         1,118,553
                                                       2009      1.078          1.304           912,029
                                                       2008      1.777          1.078           832,281
                                                       2007      1.718          1.777           987,838
                                                       2006      1.663          1.718         2,168,353

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.825          0.913            46,826
                                                       2009      0.595          0.825            91,416
                                                       2008      0.892          0.595            88,279

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.877          1.008           652,513
                                                       2009      0.671          0.877           452,347
                                                       2008      1.133          0.671           353,152
                                                       2007      1.104          1.133           184,278
                                                       2006      1.000          1.104            68,049

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.131          1.237           335,414
                                                       2009      0.944          1.131           230,078
                                                       2008      1.109          0.944           159,419
                                                       2007      1.057          1.109           116,509
                                                       2006      1.000          1.057            42,701

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.073          1.190           943,691
                                                       2009      0.873          1.073           647,874
                                                       2008      1.120          0.873           554,788
                                                       2007      1.075          1.120           379,547
                                                       2006      1.000          1.075           341,858

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      1.011          1.137         2,752,499
                                                       2009      0.804          1.011         1,815,955
                                                       2008      1.133          0.804         1,607,447
                                                       2007      1.092          1.133         1,362,538
                                                       2006      1.000          1.092           458,707

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.948          1.081         2,750,499
                                                       2009      0.739          0.948         2,516,836
                                                       2008      1.146          0.739         2,123,002
                                                       2007      1.110          1.146         2,019,152
                                                       2006      1.000          1.110           593,896

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.820          2.078         3,205,205
                                                       2009      1.450          1.820         3,424,479
                                                       2008      2.319          1.450         1,173,180
                                                       2007      2.323          2.319         1,244,922

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.133          2.330         2,877,524
                                                       2009      1.813          2.133         2,873,547
                                                       2008      2.348          1.813         2,878,662
                                                       2007      2.268          2.348         3,607,412
                                                       2006      2.107          2.268         6,182,766

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.241          1.374           269,028
                                                       2009      1.033          1.241           316,110
                                                       2008      1.540          1.033           335,922
                                                       2007      1.440          1.540           377,227
                                                       2006      1.294          1.440           431,997

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.569          1.687         1,053,491
                                                       2009      1.226          1.569         1,082,312
                                                       2008      2.130          1.226         1,077,589
                                                       2007      2.180          2.130         1,116,736

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.927          1.071           547,136
                                                       2009      0.665          0.927           523,869
                                                       2008      1.122          0.665           733,293
                                                       2007      1.060          1.122           925,817
                                                       2006      0.996          1.060         1,099,185

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.917          1.057         2,786,874
                                                       2009      0.660          0.917         2,944,426
                                                       2008      1.117          0.660         2,276,973
                                                       2007      1.058          1.117         2,995,606
                                                       2006      0.996          1.058         3,198,641

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.576          1.989           809,535
                                                       2009      1.258          1.576           769,787
                                                       2008      1.904          1.258           692,763
                                                       2007      1.958          1.904           673,607

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.341          1.556             6,522
                                                       2009      0.943          1.341             2,051
                                                       2008      1.535          0.943            18,997

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.491          1.996           600,423
                                                       2009      1.082          1.491           593,019
                                                       2008      1.635          1.082           683,628

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.290          2.385                --
                                                       2006      2.141          2.290           735,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.953          2.057           313,579
                                                       2009      1.880          1.953           374,483
                                                       2008      1.896          1.880           442,793
                                                       2007      1.825          1.896           351,999
                                                       2006      1.752          1.825           760,014

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.193          1.208                --
                                                       2005      1.167          1.193         4,050,881
                                                       2004      1.162          1.167         3,978,797
                                                       2003      1.160          1.162         3,626,920
                                                       2002      1.151          1.160         4,276,846
                                                       2001      1.116          1.151         2,797,896

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.135          1.203                --
                                                       2005      1.080          1.135            17,479
                                                       2004      1.000          1.080             5,160

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.001          1.025                --
                                                       2006      1.000          1.001           233,636
                                                       2005      1.000          1.000            13,021

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.479          1.533                --
                                                       2008      1.420          1.479         1,631,914
                                                       2007      1.313          1.420           783,061
                                                       2006      1.272          1.313         2,580,553
                                                       2005      1.249          1.272         2,017,831
                                                       2004      1.198          1.249         1,808,655
                                                       2003      1.148          1.198         1,647,691
                                                       2002      1.059          1.148         1,433,047
                                                       2001      1.000          1.059           241,694

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.027          0.956                --
                                                       2007      0.936          1.027            75,092
                                                       2006      0.848          0.936            69,420
                                                       2005      0.796          0.848            67,921
                                                       2004      0.744          0.796            71,306
                                                       2003      0.567          0.744            55,253
                                                       2002      0.810          0.567            84,242
                                                       2001      1.000          0.810            45,903

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.474          1.601                --
                                                       2006      1.161          1.474         1,359,619
                                                       2005      1.041          1.161         1,294,451
                                                       2004      0.901          1.041         1,206,751
                                                       2003      0.705          0.901         1,247,131
                                                       2002      0.862          0.705           915,170
                                                       2001      1.000          0.862           381,220

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.058          2.205                --
                                                       2006      1.765          2.058         1,819,487
                                                       2005      1.659          1.765         1,767,557
                                                       2004      1.322          1.659         1,856,242
                                                       2003      0.889          1.322         1,334,080
                                                       2002      1.094          0.889           970,390
                                                       2001      1.000          1.094           255,109

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.967          1.033                --
                                                       2005      0.894          0.967           156,849
                                                       2004      0.845          0.894           145,832
                                                       2003      0.657          0.845           105,652
                                                       2002      0.869          0.657            63,409
                                                       2001      1.000          0.869            20,879

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.483          1.585                --
                                                       2005      1.486          1.483           511,555
                                                       2004      1.407          1.486           473,032
                                                       2003      1.121          1.407           107,427
                                                       2002      1.212          1.121            32,901
                                                       2001      1.230          1.212             4,616

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.356          2.581                --
                                                       2005      2.108          2.356         2,238,649
                                                       2004      1.821          2.108         2,198,288
                                                       2003      1.370          1.821         1,810,988
                                                       2002      1.608          1.370         1,086,972
                                                       2001      1.686          1.608           369,948

  Travelers Equity Income Subaccount (7/97)..........  2006      1.578          1.663                --
                                                       2005      1.519          1.578         2,235,482
                                                       2004      1.391          1.519         2,075,369
                                                       2003      1.067          1.391         1,834,891
                                                       2002      1.247          1.067         1,442,911
                                                       2001      1.343          1.247           866,686

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.400          1.440                --
                                                       2005      1.373          1.400               501
                                                       2004      1.252          1.373               176
                                                       2003      1.029          1.252               105
                                                       2002      0.998          1.029               105
                                                       2001      0.985          0.998                --

  Travelers Federated Stock Subaccount (7/97)........  2006      1.622          1.685                --
                                                       2005      1.549          1.622           390,996
                                                       2004      1.410          1.549           457,493
                                                       2003      1.111          1.410           408,756
                                                       2002      1.386          1.111           365,305
                                                       2001      1.371          1.386            17,042

  Travelers Large Cap Subaccount (7/97)..............  2006      1.354          1.400                --
                                                       2005      1.253          1.354           816,919
                                                       2004      1.184          1.253           795,132
                                                       2003      0.955          1.184           798,503
                                                       2002      1.245          0.955           625,512
                                                       2001      1.515          1.245           547,251

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.274          1.357                --
                                                       2005      1.144          1.274           180,104
                                                       2004      0.993          1.144           157,515
                                                       2003      0.824          0.993           118,258
                                                       2002      1.108          0.824            79,115
                                                       2001      1.437          1.108           230,822

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.314          1.395                --
                                                       2005      1.283          1.314           383,071
                                                       2004      1.131          1.283           405,733
                                                       2003      0.830          1.131           296,557
                                                       2002      1.633          0.830           202,508
                                                       2001      2.152          1.633           325,204

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      2.035          2.107                --
                                                       2005      1.988          2.035         3,410,646
                                                       2004      1.794          1.988         2,807,363
                                                       2003      1.549          1.794         2,510,455
                                                       2002      1.645          1.549         2,201,507
                                                       2001      1.655          1.645         1,523,540

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.194          1.294                --
                                                       2005      1.128          1.194           115,971
                                                       2004      1.000          1.128            75,452

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.188          1.369                --
                                                       2005      1.092          1.188           263,280
                                                       2004      0.949          1.092           167,658
                                                       2003      0.742          0.949            80,226
                                                       2002      0.858          0.742            21,416
                                                       2001      1.169          0.858            15,934

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.412          1.503                --
                                                       2005      1.340          1.412           213,115
                                                       2004      1.213          1.340           303,851
                                                       2003      0.986          1.213           170,355
                                                       2002      1.421          0.986           125,367
                                                       2001      1.857          1.421            87,240

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.009          1.065                --
                                                       2005      1.000          1.009             2,859

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.602          1.623                --
                                                       2005      1.554          1.602           218,148
                                                       2004      1.409          1.554           144,266
                                                       2003      1.186          1.409           135,056
                                                       2002      1.127          1.186            62,808
                                                       2001      1.088          1.127           117,990

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.454          1.446                --
                                                       2005      1.440          1.454           325,404
                                                       2004      1.402          1.440           316,329
                                                       2003      1.318          1.402           283,298
                                                       2002      1.254          1.318           236,922
                                                       2001      1.177          1.254           131,098

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.560          1.633                --
                                                       2005      1.538          1.560           622,816
                                                       2004      1.404          1.538           669,603
                                                       2003      1.065          1.404           650,708
                                                       2002      1.614          1.065           489,407
                                                       2001      1.874          1.614           544,899

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.030          1.190                --
                                                       2005      1.000          1.030               749

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.036                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.811          1.752                --
                                                       2005      1.746          1.811           786,487
                                                       2004      1.655          1.746           754,697
                                                       2003      1.621          1.655           645,692
                                                       2002      1.435          1.621           517,949
                                                       2001      1.364          1.435            34,745

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.086          1.057                --
                                                       2008      1.702          1.086           216,838
                                                       2007      1.753          1.702           245,445
                                                       2006      1.520          1.753           285,286
                                                       2005      1.469          1.520           116,311
                                                       2004      1.258          1.469            96,505
                                                       2003      1.000          1.258            61,449

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.593          0.610                --
                                                       2008      1.048          0.593             3,421
                                                       2007      0.938          1.048             3,421
                                                       2006      0.884          0.938            46,218
                                                       2005      0.824          0.884            32,816
                                                       2004      0.799          0.824            28,823
                                                       2003      0.639          0.799            23,209
                                                       2002      0.913          0.639            13,723
                                                       2001      1.000          0.913             6,891

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2010      1.947          2.269            39,119
                                                       2009      1.223          1.947           202,527
                                                       2008      2.219          1.223            29,497
                                                       2007      2.248          2.219            27,265
                                                       2006      1.954          2.248           181,917
                                                       2005      1.687          1.954           185,374
                                                       2004      1.454          1.687           194,987
                                                       2003      1.057          1.454           235,421
                                                       2002      1.383          1.057           223,092
                                                       2001      1.337          1.383            88,759

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      2.172          2.293                 --
                                                       2006      1.895          2.172                 --
                                                       2005      1.825          1.895          1,552,335
                                                       2004      1.663          1.825          1,690,996
                                                       2003      1.306          1.663          9,686,750
                                                       2002      1.695          1.306          9,292,111
                                                       2001      1.946          1.695          9,351,608

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.086          1.166                 --
                                                       2006      1.000          1.086             34,874

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.839          0.883                 --
                                                       2005      0.800          0.839             42,257
                                                       2004      0.763          0.800             77,434
                                                       2003      0.615          0.763             73,363
                                                       2002      0.889          0.615             59,104
                                                       2001      1.000          0.889             14,058

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.917          0.877                 --
                                                       2007      0.793          0.917            128,916
                                                       2006      0.779          0.793            107,961
                                                       2005      0.729          0.779             54,699
                                                       2004      0.688          0.729             93,510
                                                       2003      0.546          0.688             61,424
                                                       2002      0.818          0.546             43,160
                                                       2001      1.000          0.818              9,230

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.473          1.633             68,332
                                                       2009      1.044          1.473             69,361
                                                       2008      1.708          1.044            120,682
                                                       2007      1.499          1.708            123,531
                                                       2006      1.255          1.499             78,462
                                                       2005      1.109          1.255              8,379
                                                       2004      1.000          1.109              8,379

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.178          1.387            233,275
                                                       2009      0.852          1.178            222,115
                                                       2008      1.532          0.852            167,479
                                                       2007      1.375          1.532            197,035
                                                       2006      1.258          1.375            182,381
                                                       2005      1.091          1.258            119,350
                                                       2004      1.000          1.091                 --

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.086          1.201            135,008
                                                       2009      0.834          1.086            123,680
                                                       2008      1.353          0.834             97,490
                                                       2007      1.299          1.353            101,446
                                                       2006      1.136          1.299             87,077
                                                       2005      1.082          1.136             37,529
                                                       2004      1.000          1.082                373

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.286          2.268                 --
                                                       2005      1.950          2.286          5,433,855
                                                       2004      1.644          1.950          5,510,261
                                                       2003      1.327          1.644         26,177,514
                                                       2002      1.786          1.327         26,946,828
                                                       2001      2.435          1.786         29,733,093

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.040          3.193                 --
                                                       2006      2.312          3.040            239,778
                                                       2005      1.822          2.312            250,748
                                                       2004      1.470          1.822            247,726
                                                       2003      1.037          1.470            236,358
                                                       2002      1.182          1.037            304,408
                                                       2001      1.319          1.182            325,619

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.567          3.378                 --
                                                       2005      2.415          2.567            296,129
                                                       2004      1.853          2.415            295,879
                                                       2003      1.393          1.853            289,598
                                                       2002      1.344          1.393            285,663
                                                       2001      1.245          1.344            137,268

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2010      2.305          3.025            397,309
                                                       2009      1.763          2.305            393,993
                                                       2008      2.534          1.763            377,676
                                                       2007      2.736          2.534            445,402
                                                       2006      2.373          2.736            448,108
                                                       2005      2.186          2.373            944,746
                                                       2004      1.814          2.186            977,812
                                                       2003      1.288          1.814            996,693
                                                       2002      1.375          1.288            880,143
                                                       2001      1.240          1.375            542,325

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.388          1.332                 --
                                                       2007      1.306          1.388          4,769,937
                                                       2006      1.131          1.306          5,398,065
                                                       2005      1.092          1.131          6,399,684
                                                       2004      1.048          1.092          7,461,713
                                                       2003      0.872          1.048          8,370,984
                                                       2002      1.055          0.872          9,251,637
                                                       2001      1.173          1.055         10,775,406

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.691          1.601                 --
                                                       2007      1.917          1.691          1,694,486
                                                       2006      1.862          1.917          1,787,672
                                                       2005      1.774          1.862          2,255,092
                                                       2004      1.606          1.774          2,350,402
                                                       2003      1.229          1.606          3,883,410
                                                       2002      1.532          1.229          3,863,252
                                                       2001      1.645          1.532          3,043,988

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.744          1.830                 --
                                                       2006      1.638          1.744                 --
                                                       2005      1.587          1.638          1,369,326
                                                       2004      1.517          1.587          1,480,270
                                                       2003      1.296          1.517          7,129,650
                                                       2002      1.431          1.296          7,564,566
                                                       2001      1.504          1.431          8,751,147

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2010      1.408          1.633          1,034,999
                                                       2009      1.048          1.408          1,169,601
                                                       2008      1.842          1.048          1,169,357
                                                       2007      1.583          1.842          1,010,307
                                                       2006      1.432          1.583          1,003,656
                                                       2005      1.238          1.432            875,070
                                                       2004      1.083          1.238            840,729
                                                       2003      0.852          1.083            610,191
                                                       2002      0.950          0.852            251,956
                                                       2001      1.000          0.950                655

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2010      1.085          1.270             40,243
                                                       2009      0.805          1.085             39,370
                                                       2008      1.384          0.805             43,976
                                                       2007      1.307          1.384             37,548
                                                       2006      1.158          1.307             55,352
                                                       2005      0.967          1.158             33,158
                                                       2004      0.962          0.967             39,094
                                                       2003      0.777          0.962             38,317
                                                       2002      0.847          0.777             25,942
                                                       2001      1.000          0.847              1,000

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2010      1.716          1.960                 --
                                                       2009      1.329          1.716                 --
                                                       2008      2.335          1.329                 --
                                                       2007      2.319          2.335                 79
                                                       2006      1.945          2.319                 79
                                                       2005      1.852          1.945          2,120,920
                                                       2004      1.674          1.852          2,302,232
                                                       2003      1.294          1.674         11,809,489
                                                       2002      1.571          1.294         12,326,008
                                                       2001      1.666          1.571         13,504,310

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      2.175          2.001                 --
                                                       2007      1.727          2.175                142
                                                       2006      1.629          1.727                142
                                                       2005      1.552          1.629          3,378,817
                                                       2004      1.514          1.552          3,845,340
                                                       2003      1.149          1.514         20,960,410
                                                       2002      1.657          1.149         20,810,968
                                                       2001      2.028          1.657         22,467,691

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2010      1.392          1.572                 --
                                                       2009      0.975          1.392                 --
                                                       2008      1.310          0.975                 --
                                                       2007      1.284          1.310                 --
                                                       2006      1.164          1.284                 --
                                                       2005      1.142          1.164            187,401
                                                       2004      1.051          1.142            256,356
                                                       2003      0.832          1.051          1,783,443
                                                       2002      0.811          0.832          1,835,312
                                                       2001      0.926          0.811          2,043,361

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2010      1.939          2.473            926,233
                                                       2009      1.399          1.939            868,005
                                                       2008      2.334          1.399            778,711
                                                       2007      2.040          2.334            682,204
                                                       2006      1.830          2.040            653,948
                                                       2005      1.563          1.830            524,518
                                                       2004      1.264          1.563            473,022
                                                       2003      0.921          1.264            353,263
                                                       2002      1.032          0.921            237,347
                                                       2001      1.000          1.032             50,422

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732                 --
                                                       2005      1.345          1.475             37,259
                                                       2004      1.204          1.345             35,258
                                                       2003      1.000          1.204             20,622

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      2.034          2.372             34,292
                                                       2009      1.188          2.034             15,493
                                                       2008      2.532          1.188             13,032
                                                       2007      1.982          2.532             63,148
                                                       2006      1.559          1.982             48,998
                                                       2005      1.234          1.559                 78
                                                       2004      1.000          1.234                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.402          1.508             95,027
                                                       2009      1.032          1.402            111,986
                                                       2008      1.744          1.032             41,486
                                                       2007      1.523          1.744             47,238
                                                       2006      1.264          1.523             30,802
                                                       2005      1.156          1.264             17,385
                                                       2004      1.000          1.156              7,482

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      2.497          2.649                 --
                                                       2006      2.073          2.497                 --
                                                       2005      2.012          2.073            373,925
                                                       2004      1.750          2.012            356,823
                                                       2003      1.333          1.750          3,436,476
                                                       2002      1.402          1.333          3,445,358
                                                       2001      1.566          1.402          3,777,475

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.147          2.517                 --
                                                       2005      1.984          2.147          1,139,783
                                                       2004      1.721          1.984          1,180,397
                                                       2003      1.308          1.721          8,992,542
                                                       2002      1.614          1.308          9,204,878
                                                       2001      1.643          1.614          9,777,820

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.469                 --
                                                       2005      1.126          1.216             90,279
                                                       2004      1.000          1.126             12,517

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.049          2.101                 --
                                                       2005      2.039          2.049            681,925
                                                       2004      1.890          2.039            727,263
                                                       2003      1.475          1.890          1,476,033
                                                       2002      1.422          1.475          1,341,715
                                                       2001      1.308          1.422          1,252,735

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.153          1.195                 --
                                                       2005      1.080          1.153            208,490
                                                       2004      1.005          1.080            228,246
                                                       2003      0.891          1.005            226,568
                                                       2002      0.962          0.891            163,634
                                                       2001      1.000          0.962             13,448

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2010      1.060          1.319            144,776
                                                       2009      0.740          1.060            126,535
                                                       2008      1.328          0.740             96,775
                                                       2007      1.099          1.328            163,043
                                                       2006      0.978          1.099            146,078
                                                       2005      0.880          0.978            128,612
                                                       2004      0.736          0.880            134,271
                                                       2003      0.551          0.736             49,994
                                                       2002      0.772          0.551             28,529
                                                       2001      1.000          0.772              1,477

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2010      0.781          0.895            157,931
                                                       2009      0.573          0.781            151,838
                                                       2008      1.046          0.573            234,801
                                                       2007      0.965          1.046            185,888
                                                       2006      0.824          0.965            180,791
                                                       2005      0.787          0.824            182,884
                                                       2004      0.759          0.787            201,672
                                                       2003      0.619          0.759            212,144
                                                       2002      0.840          0.619            186,360
                                                       2001      1.000          0.840             23,216

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314                 --
                                                       2005      1.127          1.162              4,680
                                                       2004      1.000          1.127                781

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.996          1.063                 --
                                                       2006      0.935          0.996             41,797
                                                       2005      0.887          0.935             43,968
                                                       2004      0.869          0.887             53,043
                                                       2003      0.652          0.869             44,619
                                                       2002      0.898          0.652             28,903
                                                       2001      1.000          0.898             28,501

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.877          1.087          1,110,105
                                                       2009      0.657          0.877          1,203,747
                                                       2008      1.111          0.657          1,460,329
                                                       2007      1.103          1.111          1,861,761
                                                       2006      1.022          1.103          2,035,461
                                                       2005      0.923          1.022          2,067,086
                                                       2004      0.846          0.923          2,306,943
                                                       2003      0.634          0.846          2,018,669
                                                       2002      0.949          0.634          1,128,359
                                                       2001      1.000          0.949            170,156

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2010      1.108          1.238            138,304
                                                       2009      0.915          1.108            128,557
                                                       2008      1.305          0.915            123,669
                                                       2007      1.213          1.305            158,562
                                                       2006      1.065          1.213            165,780
                                                       2005      1.029          1.065            146,476
                                                       2004      0.954          1.029            330,800
                                                       2003      0.772          0.954            312,504
                                                       2002      0.943          0.772            205,234
                                                       2001      1.000          0.943             31,907

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2010      0.869          0.964             88,598
                                                       2009      0.717          0.869             92,353
                                                       2008      1.012          0.717             83,877
                                                       2007      0.959          1.012             80,250
                                                       2006      0.819          0.959             76,007
                                                       2005      0.828          0.819             27,471
                                                       2004      0.807          0.828             37,131
                                                       2003      0.659          0.807             28,990
                                                       2002      0.897          0.659             14,667
                                                       2001      1.000          0.897              3,470

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.193          1.329             87,789
                                                       2009      0.979          1.193            111,247
                                                       2008      1.518          0.979             35,053
                                                       2007      1.503          1.518             59,302

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      1.041          1.204          1,134,861
                                                       2009      0.811          1.041          1,279,307
                                                       2008      1.289          0.811          1,554,778
                                                       2007      1.283          1.289          1,950,355
                                                       2006      1.107          1.283            842,881
                                                       2005      1.065          1.107            911,292
                                                       2004      0.992          1.065          1,099,073
                                                       2003      0.722          0.992            972,729
                                                       2002      0.924          0.722            693,928
                                                       2001      1.000          0.924             71,327

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2010      1.477          1.609            832,798
                                                       2009      1.045          1.477            933,239
                                                       2008      1.680          1.045          1,050,989
                                                       2007      1.609          1.680          1,277,043
                                                       2006      1.550          1.609          1,369,820
                                                       2005      1.485          1.550          1,537,096
                                                       2004      1.492          1.485          1,743,036
                                                       2003      1.019          1.492          1,869,033
                                                       2002      1.365          1.019          1,932,920
                                                       2001      1.573          1.365          1,925,998

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.606          1.744            418,389
                                                       2009      1.300          1.606            399,546
                                                       2008      2.036          1.300            403,502
                                                       2007      1.976          2.036            473,560
                                                       2006      1.684          1.976            483,508
                                                       2005      1.593          1.684            472,194
                                                       2004      1.455          1.593            565,592
                                                       2003      1.109          1.455            586,238
                                                       2002      1.452          1.109            497,449
                                                       2001      1.527          1.452            384,727

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.126          1.398            106,110
                                                       2009      0.795          1.126            100,912
                                                       2008      1.352          0.795            107,553
                                                       2007      1.238          1.352             89,982
                                                       2006      1.107          1.238             38,816
                                                       2005      1.064          1.107             35,017
                                                       2004      0.932          1.064             42,130
                                                       2003      0.631          0.932             39,230
                                                       2002      0.974          0.631             39,523
                                                       2001      1.000          0.974              2,204

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.695          0.679                  0
                                                       2008      1.122          0.695          4,637,187
                                                       2007      1.078          1.122          5,110,031
                                                       2006      0.944          1.078          5,081,450
                                                       2005      0.912          0.944          5,331,880
                                                       2004      0.834          0.912          5,804,754
                                                       2003      0.658          0.834          5,331,997
                                                       2002      0.855          0.658          4,457,211
                                                       2001      0.983          0.855          2,849,660

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2010      1.073          1.104            903,028
                                                       2009      0.841          1.073            972,398
                                                       2008      1.497          0.841            985,884
                                                       2007      1.419          1.497          1,272,608
                                                       2006      1.137          1.419          1,325,448
                                                       2005      1.026          1.137          1,606,882
                                                       2004      0.877          1.026          1,767,015
                                                       2003      0.694          0.877          2,528,900
                                                       2002      0.941          0.694          2,622,169
                                                       2001      1.378          0.941          2,754,102

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.800          2.003            401,515
                                                       2009      1.477          1.800            470,872
                                                       2008      1.991          1.477            486,894
                                                       2007      1.810          1.991            552,507
                                                       2006      1.694          1.810            595,003
                                                       2005      1.636          1.694            755,351
                                                       2004      1.552          1.636            907,516
                                                       2003      1.214          1.552          1,729,132
                                                       2002      1.629          1.214          1,871,608
                                                       2001      1.947          1.629          1,999,114

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.965          1.045             43,466
                                                       2009      0.828          0.965             59,069
                                                       2008      1.059          0.828                 --
                                                       2007      1.054          1.059                 --
                                                       2006      1.020          1.054                 --
                                                       2005      1.005          1.020                 --
                                                       2004      1.001          1.005                 --
                                                       2003      1.000          1.001                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.701          1.968            126,578
                                                       2009      1.072          1.701            296,572
                                                       2008      1.543          1.072            178,560
                                                       2007      1.551          1.543            183,374
                                                       2006      1.409          1.551            202,593
                                                       2005      1.384          1.409            255,339
                                                       2004      1.263          1.384            289,938
                                                       2003      0.999          1.263            496,206
                                                       2002      1.040          0.999            369,750
                                                       2001      1.090          1.040            494,130

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.382          1.378                 --
                                                       2009      1.390          1.382            126,643
                                                       2008      1.365          1.390             84,653
                                                       2007      1.312          1.365             56,007
                                                       2006      1.264          1.312             67,656
                                                       2005      1.239          1.264            480,686
                                                       2004      1.238          1.239            467,624
                                                       2003      1.240          1.238            850,812
                                                       2002      1.234          1.240          1,402,440
                                                       2001      1.200          1.234          1,539,891

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.318          1.410                 --
                                                       2006      1.176          1.318             30,084
                                                       2005      1.130          1.176             28,961
                                                       2004      0.986          1.130             33,390
                                                       2003      0.700          0.986             30,845
                                                       2002      0.949          0.700              6,439
                                                       2001      1.000          0.949              2,157

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.194          2.308                 --
                                                       2006      1.872          2.194            774,965
                                                       2005      1.814          1.872            876,893
                                                       2004      1.688          1.814            994,556
                                                       2003      1.224          1.688            964,724
                                                       2002      1.646          1.224            926,755
                                                       2001      1.628          1.646            759,039

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.463          1.509                 --
                                                       2006      1.310          1.463             92,054
                                                       2005      1.278          1.310             83,926
                                                       2004      1.185          1.278             80,303
                                                       2003      1.031          1.185             97,044
                                                       2002      1.116          1.031             89,345
                                                       2001      1.134          1.116             66,956

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.874          1.975                 --
                                                       2006      1.597          1.874              4,956
                                                       2005      1.512          1.597            279,796
                                                       2004      1.378          1.512            307,347
                                                       2003      1.088          1.378            937,091
                                                       2002      1.471          1.088            893,672
                                                       2001      1.615          1.471            751,488

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                 --
                                                       2006      1.138          1.323             27,510
                                                       2005      1.111          1.138             22,794
                                                       2004      1.000          1.111             22,529

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539                 --
                                                       2006      1.251          1.392             24,859
                                                       2005      1.165          1.251             16,831
                                                       2004      1.000          1.165              3,684

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.932          1.999                 --
                                                       2005      1.876          1.932          2,925,625
                                                       2004      1.728          1.876          3,344,096
                                                       2003      1.428          1.728          6,433,587
                                                       2002      1.575          1.428          6,863,051
                                                       2001      1.672          1.575          7,761,938

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.561          2.475                 --
                                                       2007      2.434          2.561            398,951
                                                       2006      2.542          2.434            409,884

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.683          1.941            419,238
                                                       2009      1.152          1.683            438,838
                                                       2008      1.530          1.152            494,734
                                                       2007      1.501          1.530            582,243
                                                       2006      1.416          1.501              8,875

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.423          1.496                 --
                                                       2006      1.336          1.423            478,768

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.105          1.234            388,161
                                                       2009      0.935          1.105            436,974
                                                       2008      1.503          0.935            412,186
                                                       2007      1.483          1.503            460,523

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.806          0.930            622,625
                                                       2009      0.601          0.806            633,592
                                                       2008      1.037          0.601            570,444
                                                       2007      1.227          1.037            743,345
                                                       2006      1.003          1.227            836,142

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.036          1.228              2,457
                                                       2009      0.809          1.036                 --
                                                       2008      1.090          0.809                 --
                                                       2007      1.110          1.090                 --
                                                       2006      1.035          1.110                 --

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.904          1.006            261,865
                                                       2009      0.704          0.904            138,065
                                                       2008      1.001          0.704            127,258

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.850          0.957            210,264
                                                       2009      0.639          0.850            145,706
                                                       2008      1.000          0.639             33,114

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.945          1.031             12,461
                                                       2009      0.772          0.945             17,485
                                                       2008      1.002          0.772             16,998

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.330          1.539            750,109
                                                       2009      0.862          1.330            757,256
                                                       2008      1.466          0.862            754,532
                                                       2007      1.491          1.466            849,683
                                                       2006      1.346          1.491            727,494

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.063          1.333                167
                                                       2009      0.798          1.063                 --
                                                       2008      1.310          0.798                 --
                                                       2007      1.186          1.310                 --
                                                       2006      1.188          1.186                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.480          2.698            585,963
                                                       2009      1.745          2.480            670,421
                                                       2008      3.026          1.745            801,772
                                                       2007      2.338          3.026            751,713
                                                       2006      2.268          2.338            745,244

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      2.137          2.612            317,112
                                                       2009      1.570          2.137            314,630
                                                       2008      1.098          1.570            335,949
                                                       2007      1.232          1.098                 --

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.653          0.802             66,433
                                                       2009      0.495          0.653             26,523
                                                       2008      0.783          0.495             43,706

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.662          1.648                 (0)
                                                       2008      2.241          1.662          1,402,647
                                                       2007      2.124          2.241          1,802,979
                                                       2006      1.999          2.124          1,988,804

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.647          0.689                636
                                                       2009      0.473          0.647                849
                                                       2008      0.902          0.473                 --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      2.688          3.264                 --
                                                       2009      1.922          2.688                 --
                                                       2008      3.181          1.922                 --
                                                       2007      2.632          3.181                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.924          2.160             25,786
                                                       2009      1.414          1.924             22,337
                                                       2008      1.747          1.414             22,931
                                                       2007      1.648          1.747              6,247
                                                       2006      1.564          1.648              5,820

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.830          0.963            356,299
                                                       2009      0.707          0.830            401,545
                                                       2008      1.118          0.707            405,252
                                                       2007      1.083          1.118            525,124
                                                       2006      1.001          1.083            535,116

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2010      1.060          1.320            191,893
                                                       2009      0.845          1.060            181,879
                                                       2008      1.390          0.845            127,758
                                                       2007      1.523          1.390             78,940

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.641          0.611                 --
                                                       2008      1.127          0.641            796,158
                                                       2007      1.015          1.127            892,684
                                                       2006      1.022          1.015          1,009,228

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.986          3.673            163,240
                                                       2009      1.779          2.986            155,305
                                                       2008      4.020          1.779            138,295
                                                       2007      3.173          4.020            197,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.240          1.370            414,854
                                                       2009      0.950          1.240            567,735
                                                       2008      1.662          0.950            518,681
                                                       2007      1.574          1.662            428,893

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.818          1.072             11,229
                                                       2009      0.524          0.818             13,396
                                                       2008      0.940          0.524             13,775

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.840          0.914             19,688
                                                       2009      0.588          0.840              3,374
                                                       2008      1.044          0.588              1,559

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2010      1.188          1.273             27,151
                                                       2009      1.012          1.188                146
                                                       2008      1.092          1.012                 --
                                                       2007      1.026          1.092                 --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.695          1.819            986,894
                                                       2009      1.513          1.695          1,014,204

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.360          1.568            315,749
                                                       2009      1.106          1.360            305,700
                                                       2008      1.660          1.106            285,979
                                                       2007      1.594          1.660            314,468
                                                       2006      1.475          1.594            314,010

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.126          1.246                 --
                                                       2006      1.064          1.126                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.051          2.282            289,517
                                                       2009      1.553          2.051            343,687
                                                       2008      1.754          1.553            306,265
                                                       2007      1.658          1.754            518,301
                                                       2006      1.592          1.658            501,145

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.128          1.342            373,183
                                                       2009      0.900          1.128            381,485
                                                       2008      1.292          0.900            394,187
                                                       2007      1.343          1.292            372,815
                                                       2006      1.314          1.343             14,421

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.355          1.544             19,392
                                                       2009      1.080          1.355             13,794

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.727          1.789                 --
                                                       2006      1.668          1.727         19,361,845
                                                       2005      1.648          1.668         21,982,579
                                                       2004      1.587          1.648         22,087,466
                                                       2003      1.515          1.587         27,859,329
                                                       2002      1.402          1.515         28,571,418
                                                       2001      1.322          1.402         26,013,416

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.960          2.112                 --
                                                       2006      1.562          1.960         12,173,343
                                                       2005      1.373          1.562         17,425,745
                                                       2004      1.205          1.373         18,423,024
                                                       2003      0.934          1.205         28,745,348
                                                       2002      1.212          0.934         31,792,301
                                                       2001      1.555          1.212         27,148,815

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.419          1.488                 --
                                                       2006      1.271          1.419         23,515,817
                                                       2005      1.201          1.271         30,646,741
                                                       2004      1.100          1.201         31,136,353
                                                       2003      0.865          1.100         46,539,704
                                                       2002      1.130          0.865         42,300,597
                                                       2001      1.352          1.130         35,202,731

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.868          1.874                 --
                                                       2006      1.657          1.868          8,612,652
                                                       2005      1.557          1.657         11,665,174
                                                       2004      1.366          1.557         12,192,341
                                                       2003      0.962          1.366         21,329,351
                                                       2002      1.272          0.962         18,957,697
                                                       2001      1.262          1.272         17,341,913

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.990          2.093          2,724,405
                                                       2009      1.907          1.990          3,101,195
                                                       2008      1.814          1.907          4,013,665
                                                       2007      1.788          1.814          5,181,687

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.284          1.467            570,859
                                                       2009      0.867          1.284            595,283
                                                       2008      1.611          0.867            672,349
                                                       2007      1.349          1.611          1,352,154
                                                       2006      1.374          1.349          1,510,882

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.628          1.750            247,765
                                                       2009      1.499          1.628            255,792
                                                       2008      1.565          1.499            265,936
                                                       2007      1.484          1.565            308,286
                                                       2006      1.421          1.484            368,636

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.604          1.744          1,111,066
                                                       2009      1.378          1.604          1,294,596
                                                       2008      1.847          1.378                 --
                                                       2007      1.823          1.847                 --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.076          1.163             97,332
                                                       2009      0.977          1.076             94,288
                                                       2008      1.426          0.977             16,423

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.077          1.280          5,918,628
                                                       2009      0.851          1.077          6,188,616

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.176          2.268                 --
                                                       2008      3.349          2.176                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.295          1.285          1,449,295
                                                       2009      1.300          1.295          1,691,763
                                                       2008      1.274          1.300          1,960,772
                                                       2007      1.223          1.274          1,871,487
                                                       2006      1.189          1.223          2,214,862

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.651          0.646                 --
                                                       2008      1.098          0.651             65,305
                                                       2007      1.154          1.098             65,459

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.078          1.198          3,497,472
                                                       2009      0.824          1.078          3,633,309
                                                       2008      1.327          0.824          3,950,051

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.791          0.828                 --
                                                       2008      1.446          0.791          6,253,994
                                                       2007      1.402          1.446          7,813,729
                                                       2006      1.376          1.402          9,112,771

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.272          1.444          1,344,022
                                                       2009      1.053          1.272          1,524,567
                                                       2008      1.740          1.053          1,716,197
                                                       2007      1.686          1.740          2,249,824
                                                       2006      1.634          1.686          2,560,360

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.811          0.895            127,942
                                                       2009      0.586          0.811            131,679
                                                       2008      0.879          0.586            120,787

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.870          0.998          4,286,903
                                                       2009      0.667          0.870          4,106,955
                                                       2008      1.129          0.667          3,721,661
                                                       2007      1.102          1.129          3,796,333
                                                       2006      1.000          1.102             81,479

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.122          1.225            170,454
                                                       2009      0.939          1.122            219,536
                                                       2008      1.105          0.939            168,100
                                                       2007      1.055          1.105            125,379
                                                       2006      1.000          1.055              2,110

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.065          1.178          2,646,337
                                                       2009      0.868          1.065          3,407,282
                                                       2008      1.116          0.868          2,960,835
                                                       2007      1.073          1.116          3,635,110
                                                       2006      1.000          1.073              5,857

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      1.003          1.126         14,648,560
                                                       2009      0.799          1.003         17,633,812
                                                       2008      1.129          0.799         21,968,516
                                                       2007      1.090          1.129         27,232,965
                                                       2006      1.000          1.090            141,308

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.941          1.071         16,565,115
                                                       2009      0.735          0.941         18,592,958
                                                       2008      1.141          0.735         20,641,601
                                                       2007      1.108          1.141         26,253,065
                                                       2006      1.000          1.108            192,890

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.773          2.020          5,232,895
                                                       2009      1.415          1.773          5,530,262
                                                       2008      2.268          1.415          4,190,003
                                                       2007      2.275          2.268          4,881,693

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.078          2.265          1,293,733
                                                       2009      1.770          2.078          1,390,275
                                                       2008      2.296          1.770          1,515,607
                                                       2007      2.222          2.296          2,252,877
                                                       2006      2.067          2.222          2,463,044

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.227          1.356            294,778
                                                       2009      1.024          1.227            287,985
                                                       2008      1.529          1.024            172,127
                                                       2007      1.432          1.529             90,463
                                                       2006      1.289          1.432             80,270

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.528          1.640          3,333,900
                                                       2009      1.197          1.528          3,488,293
                                                       2008      2.083          1.197          4,020,055
                                                       2007      2.132          2.083          4,706,695

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.920          1.061                 --
                                                       2009      0.661          0.920                 --
                                                       2008      1.118          0.661                 --
                                                       2007      1.058          1.118                 --
                                                       2006      0.996          1.058                 --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.911          1.047            266,703
                                                       2009      0.657          0.911            252,599
                                                       2008      1.113          0.657            224,215
                                                       2007      1.056          1.113            270,535
                                                       2006      0.996          1.056            187,315

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.535          1.933          2,789,196
                                                       2009      1.228          1.535          2,843,543
                                                       2008      1.861          1.228          3,165,967
                                                       2007      1.915          1.861          3,821,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.311          1.518             66,274
                                                       2009      0.924          1.311             20,101
                                                       2008      1.506          0.924                 --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.458          1.947          1,254,346
                                                       2009      1.060          1.458          1,323,051
                                                       2008      1.604          1.060          1,364,872

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.244          2.336                 --
                                                       2006      2.101          2.244            399,954

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.902          2.000            342,855
                                                       2009      1.835          1.902            431,768
                                                       2008      1.854          1.835            517,198
                                                       2007      1.788          1.854            593,060
                                                       2006      1.718          1.788            646,867

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.176          1.189                 --
                                                       2005      1.152          1.176          2,091,678
                                                       2004      1.150          1.152          2,302,279
                                                       2003      1.150          1.150          2,831,048
                                                       2002      1.143          1.150          3,550,503
                                                       2001      1.111          1.143          2,173,177

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                 --
                                                       2005      1.078          1.131              2,369
                                                       2004      1.000          1.078                 41

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.999          1.022                 --
                                                       2006      1.000          0.999                 --
                                                       2005      1.000          1.000                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.456          1.509                 --
                                                       2008      1.401          1.456            950,329
                                                       2007      1.298          1.401            495,830
                                                       2006      1.260          1.298            404,944
                                                       2005      1.240          1.260            365,327
                                                       2004      1.192          1.240            584,319
                                                       2003      1.144          1.192            635,374
                                                       2002      1.057          1.144            354,014
                                                       2001      1.000          1.057             45,689

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.013          0.942                 --
                                                       2007      0.926          1.013              6,680
                                                       2006      0.840          0.926              6,087
                                                       2005      0.790          0.840              5,412
                                                       2004      0.740          0.790             23,413
                                                       2003      0.565          0.740              6,382
                                                       2002      0.809          0.565              6,121
                                                       2001      1.000          0.809              1,007

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.457          1.582                 --
                                                       2006      1.150          1.457            342,400
                                                       2005      1.033          1.150            281,626
                                                       2004      0.897          1.033            327,039
                                                       2003      0.703          0.897            276,184
                                                       2002      0.861          0.703            133,696
                                                       2001      1.000          0.861              2,266

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035            264,247
                                                       2005      1.647          1.749            246,017
                                                       2004      1.315          1.647            264,688
                                                       2003      0.886          1.315            211,738
                                                       2002      1.093          0.886            109,259
                                                       2001      1.000          1.093             17,255

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.958          1.022                 --
                                                       2005      0.888          0.958          1,052,801
                                                       2004      0.840          0.888          1,177,150
                                                       2003      0.655          0.840          1,170,591
                                                       2002      0.867          0.655          1,194,096
                                                       2001      1.000          0.867             10,002

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.464          1.564                 --
                                                       2005      1.470          1.464                 --
                                                       2004      1.394          1.470                 --
                                                       2003      1.113          1.394                 --
                                                       2002      1.207          1.113                 --
                                                       2001      1.226          1.207                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.322          2.542                 --
                                                       2005      2.082          2.322            560,555
                                                       2004      1.802          2.082            608,550
                                                       2003      1.358          1.802          1,926,826
                                                       2002      1.598          1.358          1,638,704
                                                       2001      1.678          1.598          1,069,783

  Travelers Equity Income Subaccount (7/97)..........  2006      1.551          1.634                 --
                                                       2005      1.497          1.551          2,992,352
                                                       2004      1.373          1.497          3,648,618
                                                       2003      1.055          1.373          3,815,445
                                                       2002      1.236          1.055          3,877,818
                                                       2001      1.334          1.236          3,856,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.377          1.416                 --
                                                       2005      1.354          1.377            116,387
                                                       2004      1.236          1.354            106,443
                                                       2003      1.018          1.236             98,872
                                                       2002      0.990          1.018             89,229
                                                       2001      0.979          0.990             40,900

  Travelers Federated Stock Subaccount (7/97)........  2006      1.595          1.655                 --
                                                       2005      1.526          1.595            662,289
                                                       2004      1.392          1.526            684,873
                                                       2003      1.099          1.392            764,247
                                                       2002      1.373          1.099            837,314
                                                       2001      1.362          1.373            669,949

  Travelers Large Cap Subaccount (7/97)..............  2006      1.331          1.376                 --
                                                       2005      1.235          1.331          4,388,964
                                                       2004      1.169          1.235          5,245,117
                                                       2003      0.945          1.169          5,592,251
                                                       2002      1.234          0.945          5,781,266
                                                       2001      1.504          1.234          5,782,038

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.255          1.336                 --
                                                       2005      1.129          1.255            569,742
                                                       2004      0.982          1.129            569,173
                                                       2003      0.817          0.982            589,994
                                                       2002      1.101          0.817            698,313
                                                       2001      1.431          1.101            734,385

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.295          1.374                 --
                                                       2005      1.267          1.295          1,588,079
                                                       2004      1.119          1.267          1,727,825
                                                       2003      0.823          1.119          1,669,471
                                                       2002      1.622          0.823          1,775,158
                                                       2001      2.142          1.622          1,560,715

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.997          2.067                 --
                                                       2005      1.956          1.997          2,700,323
                                                       2004      1.769          1.956          3,094,227
                                                       2003      1.530          1.769          4,087,108
                                                       2002      1.628          1.530          4,135,912
                                                       2001      1.641          1.628          3,693,144

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190             19,967
                                                       2004      1.000          1.127                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.168          1.346                 --
                                                       2005      1.075          1.168            680,168
                                                       2004      0.937          1.075            678,502
                                                       2003      0.734          0.937            675,699
                                                       2002      0.850          0.734            793,486
                                                       2001      1.161          0.850            798,507

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.386          1.475                 --
                                                       2005      1.318          1.386            381,987
                                                       2004      1.196          1.318            468,411
                                                       2003      0.974          1.196          1,082,084
                                                       2002      1.407          0.974          1,114,906
                                                       2001      1.842          1.407          1,267,842

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.064                 --
                                                       2005      1.000          1.008                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.572          1.592                 --
                                                       2005      1.529          1.572            477,240
                                                       2004      1.389          1.529            463,747
                                                       2003      1.171          1.389            641,914
                                                       2002      1.115          1.171            578,159
                                                       2001      1.079          1.115            645,466

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.431          1.421                 --
                                                       2005      1.419          1.431            579,779
                                                       2004      1.385          1.419            583,093
                                                       2003      1.305          1.385          2,027,577
                                                       2002      1.243          1.305          2,407,596
                                                       2001      1.170          1.243          2,340,766

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.532          1.602                 --
                                                       2005      1.513          1.532          7,477,355
                                                       2004      1.384          1.513          8,657,479
                                                       2003      1.052          1.384         20,871,610
                                                       2002      1.597          1.052         21,981,668
                                                       2001      1.858          1.597         24,269,522

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.029          1.188                 --
                                                       2005      1.000          1.029                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.778          1.718                 --
                                                       2005      1.718          1.778          1,071,895
                                                       2004      1.632          1.718          1,163,642
                                                       2003      1.601          1.632          2,737,867
                                                       2002      1.420          1.601          2,881,421
                                                       2001      1.353          1.420          1,949,970

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.074          1.045                 --
                                                       2008      1.687          1.074             26,658
                                                       2007      1.741          1.687             27,900
                                                       2006      1.512          1.741             24,670
                                                       2005      1.464          1.512              7,568
                                                       2004      1.257          1.464              5,458
                                                       2003      1.000          1.257                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.584          0.600                 --
                                                       2008      1.034          0.584              7,274
                                                       2007      0.927          1.034              8,850
                                                       2006      0.875          0.927              6,819
                                                       2005      0.818          0.875              5,155
                                                       2004      0.794          0.818              5,962
                                                       2003      0.637          0.794              4,309
                                                       2002      0.912          0.637              5,145
                                                       2001      1.000          0.912              2,535

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2010      1.904          2.214            105,679
                                                       2009      1.198          1.904             94,782
                                                       2008      2.178          1.198             88,988
                                                       2007      2.211          2.178            106,663
                                                       2006      1.926          2.211            119,254
                                                       2005      1.666          1.926            178,068
                                                       2004      1.438          1.666            155,798
                                                       2003      1.048          1.438            164,392
                                                       2002      1.374          1.048            139,394
                                                       2001      1.331          1.374             62,073

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.085          1.164                 --
                                                       2006      1.000          1.085            167,196

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.835          0.879                 --
                                                       2005      0.797          0.835            194,567
                                                       2004      0.761          0.797            155,719
                                                       2003      0.614          0.761            142,910
                                                       2002      0.888          0.614            119,303
                                                       2001      1.000          0.888             17,938

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.911          0.871                 --
                                                       2007      0.788          0.911            264,886
                                                       2006      0.775          0.788            305,776
                                                       2005      0.727          0.775            339,317
                                                       2004      0.687          0.727            257,071
                                                       2003      0.545          0.687            254,916
                                                       2002      0.817          0.545            205,986
                                                       2001      1.000          0.817              7,044

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.465          1.622          1,054,238
                                                       2009      1.039          1.465            992,309
                                                       2008      1.701          1.039            873,829
                                                       2007      1.495          1.701            745,517
                                                       2006      1.252          1.495            107,350
                                                       2005      1.108          1.252             37,996
                                                       2004      1.000          1.108             20,388

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.171          1.378          2,407,779
                                                       2009      0.848          1.171          1,985,635
                                                       2008      1.527          0.848          1,486,539
                                                       2007      1.371          1.527          1,112,926
                                                       2006      1.255          1.371            735,285
                                                       2005      1.090          1.255            274,882
                                                       2004      1.000          1.090            100,116

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.080          1.193          1,151,564
                                                       2009      0.831          1.080          1,331,044
                                                       2008      1.348          0.831          1,112,965
                                                       2007      1.295          1.348            764,064
                                                       2006      1.135          1.295            381,417
                                                       2005      1.082          1.135            141,287
                                                       2004      1.000          1.082             43,157

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.265          2.247                 --
                                                       2005      1.934          2.265          6,353,087
                                                       2004      1.633          1.934          7,119,040
                                                       2003      1.319          1.633          7,759,611
                                                       2002      1.776          1.319          8,312,995
                                                       2001      2.425          1.776          7,353,745

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.015          3.166                 --
                                                       2006      2.296          3.015            426,723
                                                       2005      1.811          2.296            469,710
                                                       2004      1.462          1.811            439,086
                                                       2003      1.033          1.462            493,463
                                                       2002      1.178          1.033            462,012
                                                       2001      1.316          1.178            428,951

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.549          3.351                 --
                                                       2005      2.400          2.549            646,064
                                                       2004      1.843          2.400            661,395
                                                       2003      1.388          1.843            577,035
                                                       2002      1.340          1.388            566,695
                                                       2001      1.243          1.340            200,175

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2010      2.280          2.988            675,885
                                                       2009      1.745          2.280            791,059
                                                       2008      2.511          1.745            882,414
                                                       2007      2.713          2.511          1,081,375
                                                       2006      2.356          2.713          1,236,077
                                                       2005      2.173          2.356          1,411,732
                                                       2004      1.805          2.173          1,380,320
                                                       2003      1.283          1.805          1,187,991
                                                       2002      1.371          1.283          1,043,013
                                                       2001      1.237          1.371            512,386

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.375          1.319                 --
                                                       2007      1.295          1.375          4,535,409
                                                       2006      1.122          1.295          5,225,633
                                                       2005      1.085          1.122          6,029,905
                                                       2004      1.042          1.085          7,085,943
                                                       2003      0.868          1.042          7,848,145
                                                       2002      1.051          0.868          7,987,601
                                                       2001      1.170          1.051          8,040,744

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.676          1.585                 --
                                                       2007      1.901          1.676          2,273,973
                                                       2006      1.849          1.901          2,791,063
                                                       2005      1.763          1.849          3,297,157
                                                       2004      1.598          1.763          3,672,427
                                                       2003      1.224          1.598          3,791,241
                                                       2002      1.527          1.224          3,537,725
                                                       2001      1.642          1.527          2,746,630

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2010      1.396          1.617          1,792,218
                                                       2009      1.040          1.396          1,814,288
                                                       2008      1.830          1.040          1,659,047
                                                       2007      1.574          1.830          1,755,796
                                                       2006      1.426          1.574          1,157,990
                                                       2005      1.233          1.426          1,184,373
                                                       2004      1.081          1.233            633,884
                                                       2003      0.850          1.081            363,655
                                                       2002      0.949          0.850            310,059
                                                       2001      1.000          0.949             73,676

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2010      1.075          1.257             28,938
                                                       2009      0.799          1.075             30,695
                                                       2008      1.375          0.799             63,966
                                                       2007      1.300          1.375             40,478
                                                       2006      1.152          1.300             39,697
                                                       2005      0.963          1.152             45,237
                                                       2004      0.960          0.963             48,367
                                                       2003      0.775          0.960             88,206
                                                       2002      0.846          0.775             67,081
                                                       2001      1.000          0.846              1,317

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2010      1.922          2.449            984,738
                                                       2009      1.388          1.922          1,106,255
                                                       2008      2.319          1.388          1,004,348
                                                       2007      2.029          2.319            991,137
                                                       2006      1.821          2.029            998,426
                                                       2005      1.557          1.821          1,043,023
                                                       2004      1.260          1.557            881,226
                                                       2003      0.920          1.260            622,123
                                                       2002      1.032          0.920            481,321
                                                       2001      1.000          1.032             13,933

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.471          1.726                 --
                                                       2005      1.343          1.471             69,150
                                                       2004      1.203          1.343             63,881
                                                       2003      1.000          1.203                419

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      2.022          2.356            520,987
                                                       2009      1.182          2.022            525,432
                                                       2008      2.522          1.182            421,787
                                                       2007      1.976          2.522            360,069
                                                       2006      1.557          1.976            192,844
                                                       2005      1.233          1.557             66,965
                                                       2004      1.000          1.233             14,936

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.394          1.498            644,714
                                                       2009      1.027          1.394            610,763
                                                       2008      1.738          1.027            426,539
                                                       2007      1.519          1.738            327,668
                                                       2006      1.262          1.519            188,377
                                                       2005      1.156          1.262             80,421
                                                       2004      1.000          1.156             24,205

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.214          1.466                 --
                                                       2005      1.125          1.214             23,479
                                                       2004      1.000          1.125             13,087

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.031          2.081                 --
                                                       2005      2.022          2.031          1,128,044
                                                       2004      1.876          2.022          1,205,658
                                                       2003      1.466          1.876          1,347,718
                                                       2002      1.414          1.466          1,273,395
                                                       2001      1.303          1.414          1,092,333

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.148          1.189                 --
                                                       2005      1.076          1.148          1,582,949
                                                       2004      1.003          1.076          1,459,758
                                                       2003      0.890          1.003          1,236,613
                                                       2002      0.962          0.890            846,384
                                                       2001      1.000          0.962            164,981

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2010      1.051          1.307            330,900
                                                       2009      0.734          1.051            325,836
                                                       2008      1.319          0.734            349,625
                                                       2007      1.093          1.319            380,504
                                                       2006      0.974          1.093            194,957
                                                       2005      0.877          0.974            266,588
                                                       2004      0.734          0.877            253,071
                                                       2003      0.550          0.734            164,576
                                                       2002      0.772          0.550             99,571
                                                       2001      1.000          0.772              8,526

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2010      0.774          0.886            269,177
                                                       2009      0.569          0.774            342,998
                                                       2008      1.039          0.569            340,795
                                                       2007      0.959          1.039            416,733
                                                       2006      0.821          0.959            473,750
                                                       2005      0.784          0.821            570,927
                                                       2004      0.757          0.784            532,525
                                                       2003      0.618          0.757            460,203
                                                       2002      0.839          0.618            429,601
                                                       2001      1.000          0.839             40,798

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.161          1.310                 --
                                                       2005      1.126          1.161             55,827
                                                       2004      1.000          1.126             13,219

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.990          1.056                 --
                                                       2006      0.931          0.990              4,226
                                                       2005      0.883          0.931              7,877
                                                       2004      0.866          0.883             10,798
                                                       2003      0.651          0.866             12,623
                                                       2002      0.897          0.651             15,167
                                                       2001      1.000          0.897              1,374

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.869          1.077          1,013,709
                                                       2009      0.652          0.869          1,189,150
                                                       2008      1.103          0.652          1,293,198
                                                       2007      1.097          1.103          1,589,076
                                                       2006      1.017          1.097          2,038,211
                                                       2005      0.919          1.017          3,720,026
                                                       2004      0.844          0.919          3,621,393
                                                       2003      0.633          0.844          3,360,125
                                                       2002      0.948          0.633          2,480,829
                                                       2001      1.000          0.948            563,198

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2010      1.099          1.226            599,610
                                                       2009      0.908          1.099            637,714
                                                       2008      1.296          0.908            587,946
                                                       2007      1.206          1.296            536,374
                                                       2006      1.060          1.206            543,728
                                                       2005      1.026          1.060            523,271
                                                       2004      0.951          1.026            445,019
                                                       2003      0.771          0.951            297,917
                                                       2002      0.943          0.771            158,885
                                                       2001      1.000          0.943              5,643

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2010      0.861          0.955             55,429
                                                       2009      0.712          0.861             90,849
                                                       2008      1.006          0.712             82,436
                                                       2007      0.953          1.006             90,756
                                                       2006      0.816          0.953            221,451
                                                       2005      0.825          0.816            135,518
                                                       2004      0.805          0.825            118,865
                                                       2003      0.658          0.805             98,038
                                                       2002      0.897          0.658             79,175
                                                       2001      1.000          0.897              9,901

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.180          1.313            210,747
                                                       2009      0.969          1.180            219,325
                                                       2008      1.504          0.969            264,734
                                                       2007      1.490          1.504            325,398

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      1.032          1.192          2,437,317
                                                       2009      0.805          1.032          2,638,781
                                                       2008      1.280          0.805          2,867,836
                                                       2007      1.276          1.280          3,751,118
                                                       2006      1.102          1.276          1,304,454
                                                       2005      1.061          1.102          3,124,271
                                                       2004      0.990          1.061          3,118,323
                                                       2003      0.720          0.990          2,853,835
                                                       2002      0.924          0.720          2,191,811
                                                       2001      1.000          0.924            440,652

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2010      1.460          1.589            699,769
                                                       2009      1.035          1.460            775,937
                                                       2008      1.665          1.035            926,375
                                                       2007      1.595          1.665          1,039,308
                                                       2006      1.539          1.595          1,234,551
                                                       2005      1.476          1.539          1,480,944
                                                       2004      1.484          1.476          1,719,148
                                                       2003      1.015          1.484          1,941,955
                                                       2002      1.361          1.015          1,940,776
                                                       2001      1.570          1.361          1,850,997

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.588          1.723            664,736
                                                       2009      1.287          1.588            845,198
                                                       2008      2.018          1.287            932,436
                                                       2007      1.959          2.018          1,032,239
                                                       2006      1.672          1.959            615,612
                                                       2005      1.584          1.672            883,934
                                                       2004      1.448          1.584            889,824
                                                       2003      1.104          1.448            902,392
                                                       2002      1.447          1.104            870,678
                                                       2001      1.524          1.447            659,155

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.116          1.385            349,000
                                                       2009      0.789          1.116            291,395
                                                       2008      1.343          0.789            263,186
                                                       2007      1.231          1.343            433,590
                                                       2006      1.102          1.231            256,819
                                                       2005      1.060          1.102            241,290
                                                       2004      0.929          1.060            228,170
                                                       2003      0.630          0.929            134,409
                                                       2002      0.973          0.630             69,007
                                                       2001      1.000          0.973              2,230

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.689          0.672                 --
                                                       2008      1.112          0.689          4,986,742
                                                       2007      1.069          1.112          5,965,551
                                                       2006      0.937          1.069          7,596,085
                                                       2005      0.907          0.937         10,446,286
                                                       2004      0.830          0.907         10,703,405
                                                       2003      0.656          0.830         11,088,386
                                                       2002      0.853          0.656         10,110,522
                                                       2001      0.982          0.853          8,223,768

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2010      1.058          1.088            721,160
                                                       2009      0.830          1.058            863,971
                                                       2008      1.481          0.830            906,462
                                                       2007      1.405          1.481          1,295,873
                                                       2006      1.126          1.405          1,358,046
                                                       2005      1.017          1.126          1,627,698
                                                       2004      0.871          1.017          1,781,163
                                                       2003      0.689          0.871          1,882,936
                                                       2002      0.936          0.689          2,046,810
                                                       2001      1.373          0.936          1,871,050

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.777          1.975          1,295,007
                                                       2009      1.459          1.777          1,453,130
                                                       2008      1.969          1.459          1,652,425
                                                       2007      1.791          1.969          1,894,437
                                                       2006      1.678          1.791          2,229,258
                                                       2005      1.622          1.678          2,509,019
                                                       2004      1.541          1.622          2,804,373
                                                       2003      1.207          1.541          3,178,233
                                                       2002      1.620          1.207          3,494,280
                                                       2001      1.939          1.620          3,425,737

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.959          1.038             77,943
                                                       2009      0.824          0.959             82,471
                                                       2008      1.055          0.824             92,032
                                                       2007      1.050          1.055             79,277
                                                       2006      1.018          1.050             47,841
                                                       2005      1.003          1.018             16,174
                                                       2004      1.001          1.003                 --
                                                       2003      1.000          1.001                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.679          1.940            230,572
                                                       2009      1.059          1.679            289,387
                                                       2008      1.526          1.059            352,849
                                                       2007      1.535          1.526            427,667
                                                       2006      1.396          1.535            433,494
                                                       2005      1.373          1.396            519,496
                                                       2004      1.254          1.373            542,473
                                                       2003      0.992          1.254            536,859
                                                       2002      1.035          0.992            555,853
                                                       2001      1.085          1.035            499,948

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.364          1.360                 (0)
                                                       2009      1.373          1.364            344,451
                                                       2008      1.350          1.373            371,205
                                                       2007      1.299          1.350            901,396
                                                       2006      1.253          1.299            944,285
                                                       2005      1.229          1.253          1,190,937
                                                       2004      1.229          1.229          1,343,408
                                                       2003      1.232          1.229          1,342,321
                                                       2002      1.228          1.232          1,247,340
                                                       2001      1.195          1.228          1,220,955

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.310          1.401                 --
                                                       2006      1.171          1.310            153,471
                                                       2005      1.126          1.171            178,619
                                                       2004      0.983          1.126             95,537
                                                       2003      0.699          0.983             79,685
                                                       2002      0.948          0.699             44,797
                                                       2001      1.000          0.948                341

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.176          2.288                 --
                                                       2006      1.859          2.176          1,945,625
                                                       2005      1.803          1.859          3,315,988
                                                       2004      1.679          1.803          3,401,156
                                                       2003      1.219          1.679          3,127,938
                                                       2002      1.641          1.219          2,774,490
                                                       2001      1.625          1.641          1,748,997

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.451          1.496                 --
                                                       2006      1.301          1.451            350,188
                                                       2005      1.270          1.301            368,465
                                                       2004      1.179          1.270            380,349
                                                       2003      1.026          1.179            474,441
                                                       2002      1.112          1.026            427,969
                                                       2001      1.131          1.112            299,085

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.855          1.954                 --
                                                       2006      1.582          1.855            574,668
                                                       2005      1.499          1.582            640,509
                                                       2004      1.368          1.499            692,603
                                                       2003      1.081          1.368            738,959
                                                       2002      1.463          1.081            842,410
                                                       2001      1.608          1.463          1,110,331

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.320          1.375                 --
                                                       2006      1.136          1.320             83,849
                                                       2005      1.110          1.136             47,923
                                                       2004      1.000          1.110             17,490

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.389          1.534                 --
                                                       2006      1.249          1.389            164,873
                                                       2005      1.164          1.249             66,680
                                                       2004      1.000          1.164             37,796

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.914          1.980                 --
                                                       2005      1.860          1.914          8,060,964
                                                       2004      1.715          1.860          9,319,822
                                                       2003      1.419          1.715         10,487,685
                                                       2002      1.566          1.419         11,222,707
                                                       2001      1.665          1.566         10,742,074

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.537          2.451                 --
                                                       2007      2.414          2.537            819,379
                                                       2006      2.523          2.414            907,861

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.663          1.916            898,585
                                                       2009      1.139          1.663          1,170,262
                                                       2008      1.514          1.139          1,156,332
                                                       2007      1.487          1.514          1,327,867
                                                       2006      1.404          1.487            145,473

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.411          1.483                 --
                                                       2006      1.326          1.411            387,771

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.093          1.219            312,573
                                                       2009      0.925          1.093            325,873
                                                       2008      1.489          0.925            362,319
                                                       2007      1.471          1.489            394,261

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.803          0.925          1,290,037
                                                       2009      0.600          0.803          1,462,357
                                                       2008      1.035          0.600          1,385,549
                                                       2007      1.226          1.035          1,545,197
                                                       2006      1.003          1.226          1,683,191

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.032          1.222             14,408
                                                       2009      0.806          1.032             15,320
                                                       2008      1.088          0.806             15,965
                                                       2007      1.109          1.088             13,493
                                                       2006      1.035          1.109              3,733

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.902          1.003          1,198,554
                                                       2009      0.704          0.902            223,052
                                                       2008      1.001          0.704             29,768

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.848          0.954          1,417,583
                                                       2009      0.639          0.848            169,735
                                                       2008      1.000          0.639             46,620

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.944          1.028            742,242
                                                       2009      0.772          0.944            300,296
                                                       2008      1.002          0.772             30,697

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.314          1.519            806,828
                                                       2009      0.853          1.314            996,703
                                                       2008      1.451          0.853            907,791
                                                       2007      1.477          1.451            931,999
                                                       2006      1.334          1.477          1,076,631

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.058          1.326              3,651
                                                       2009      0.795          1.058              3,644
                                                       2008      1.307          0.795              8,048
                                                       2007      1.184          1.307              4,215
                                                       2006      1.187          1.184                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.447          2.660          2,829,017
                                                       2009      1.724          2.447          3,645,433
                                                       2008      2.992          1.724          4,004,041
                                                       2007      2.314          2.992          4,236,031
                                                       2006      2.247          2.314          4,957,866

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      2.113          2.581            573,264
                                                       2009      1.554          2.113            677,919
                                                       2008      1.095          1.554            746,585
                                                       2007      1.230          1.095              8,219

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.647          0.794            123,964
                                                       2009      0.491          0.647             33,871
                                                       2008      0.777          0.491                195

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.642          1.627                 (0)
                                                       2008      2.216          1.642          4,539,526
                                                       2007      2.102          2.216          5,401,661
                                                       2006      1.980          2.102          6,525,662

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.644          0.685             10,437
                                                       2009      0.471          0.644              7,187
                                                       2008      0.899          0.471                496

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.904          2.136            160,875
                                                       2009      1.401          1.904            132,812
                                                       2008      1.732          1.401            132,910
                                                       2007      1.636          1.732             46,801
                                                       2006      1.554          1.636                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.827          0.959          1,740,149
                                                       2009      0.705          0.827          1,945,066
                                                       2008      1.116          0.705          1,959,067
                                                       2007      1.083          1.116          2,130,070
                                                       2006      1.001          1.083          2,465,798

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.054          1.311            225,949
                                                       2009      0.841          1.054            233,944
                                                       2008      1.385          0.841            237,824
                                                       2007      1.518          1.385            221,634

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.637          0.606                 (0)
                                                       2008      1.120          0.637            495,984
                                                       2007      1.010          1.120            590,141
                                                       2006      1.017          1.010            796,763

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.953          3.629            307,095
                                                       2009      1.761          2.953            295,541
                                                       2008      3.983          1.761            287,669
                                                       2007      3.146          3.983            392,840

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.229          1.357            439,449
                                                       2009      0.943          1.229            464,267
                                                       2008      1.650          0.943            424,704
                                                       2007      1.564          1.650            403,243

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.811          1.061              3,639
                                                       2009      0.520          0.811              2,408
                                                       2008      0.933          0.520              7,222

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.832          0.905            318,163
                                                       2009      0.583          0.832            129,172
                                                       2008      1.036          0.583             58,489

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.183          1.266            501,967
                                                       2009      1.008          1.183            366,257
                                                       2008      1.090          1.008            315,161
                                                       2007      1.024          1.090             18,533

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.680          1.801          2,179,013
                                                       2009      1.501          1.680          1,871,740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.342          1.546            565,860
                                                       2009      1.093          1.342            670,504
                                                       2008      1.642          1.093            696,959
                                                       2007      1.578          1.642            710,891
                                                       2006      1.461          1.578            813,581

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.124          1.244                 --
                                                       2006      1.063          1.124                180

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.024          2.250            931,030
                                                       2009      1.534          2.024            877,501
                                                       2008      1.735          1.534            782,032
                                                       2007      1.641          1.735            773,485
                                                       2006      1.577          1.641            526,321

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.122          1.333          1,373,518
                                                       2009      0.895          1.122          1,272,986
                                                       2008      1.287          0.895          1,130,300
                                                       2007      1.339          1.287          1,013,182
                                                       2006      1.310          1.339            130,977

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.346          1.532            643,219
                                                       2009      1.074          1.346            564,855

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.709          1.770             (6,353)
                                                       2006      1.653          1.709         26,664,597
                                                       2005      1.634          1.653         31,980,172
                                                       2004      1.576          1.634         33,286,337
                                                       2003      1.506          1.576         33,323,373
                                                       2002      1.395          1.506         34,775,771
                                                       2001      1.317          1.395         30,361,670

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.940          2.089             (3,231)
                                                       2006      1.547          1.940         14,711,960
                                                       2005      1.362          1.547         19,827,146
                                                       2004      1.196          1.362         22,557,627
                                                       2003      0.928          1.196         26,460,006
                                                       2002      1.206          0.928         30,021,643
                                                       2001      1.549          1.206         23,995,470

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.405          1.472             (7,842)
                                                       2006      1.259          1.405         30,110,991
                                                       2005      1.191          1.259         36,861,012
                                                       2004      1.092          1.191         40,567,075
                                                       2003      0.860          1.092         44,895,679
                                                       2002      1.124          0.860         42,762,585
                                                       2001      1.347          1.124         33,478,901

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.849          1.853             (2,196)
                                                       2006      1.642          1.849         10,362,805
                                                       2005      1.544          1.642         13,217,353
                                                       2004      1.356          1.544         14,893,781
                                                       2003      0.956          1.356         17,742,614
                                                       2002      1.265          0.956         16,221,571
                                                       2001      1.257          1.265         14,103,051

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.964          2.064          3,114,711
                                                       2009      1.884          1.964          3,691,501
                                                       2008      1.794          1.884          4,341,691
                                                       2007      1.768          1.794          5,729,137

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.269          1.449          1,092,364
                                                       2009      0.858          1.269          1,225,533
                                                       2008      1.596          0.858          1,366,311
                                                       2007      1.338          1.596          1,525,285
                                                       2006      1.364          1.338          1,792,071

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.608          1.727            900,447
                                                       2009      1.483          1.608            912,569
                                                       2008      1.549          1.483          1,000,624
                                                       2007      1.471          1.549          1,174,968
                                                       2006      1.409          1.471          1,056,800

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.068          1.153            296,537
                                                       2009      0.970          1.068             52,151
                                                       2008      1.417          0.970                655

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.064          1.263          6,464,939
                                                       2009      0.841          1.064          7,499,191

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.145          2.236                 --
                                                       2008      3.304          2.145                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.281          1.269          3,207,184
                                                       2009      1.287          1.281          3,477,184
                                                       2008      1.262          1.287          3,634,201
                                                       2007      1.212          1.262          3,207,543
                                                       2006      1.180          1.212          4,060,443

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.650          0.644                 --
                                                       2008      1.097          0.650            125,917
                                                       2007      1.153          1.097            130,955

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.066          1.183          2,841,349
                                                       2009      0.815          1.066          3,252,404
                                                       2008      1.314          0.815          3,790,112

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.782          0.818                 (0)
                                                       2008      1.431          0.782          7,966,193
                                                       2007      1.389          1.431          9,101,133
                                                       2006      1.364          1.389         10,883,029

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.256          1.424          2,869,826
                                                       2009      1.041          1.256          3,669,342
                                                       2008      1.722          1.041          3,974,832
                                                       2007      1.670          1.722          4,536,921
                                                       2006      1.620          1.670          5,275,553

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.804          0.887            206,439
                                                       2009      0.581          0.804            224,949
                                                       2008      0.873          0.581            222,609

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.866          0.993          2,517,023
                                                       2009      0.665          0.866          2,972,060
                                                       2008      1.127          0.665          2,988,634
                                                       2007      1.101          1.127          2,911,712
                                                       2006      1.000          1.101             16,445

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.118          1.219          1,148,773
                                                       2009      0.936          1.118            916,633
                                                       2008      1.103          0.936            962,893
                                                       2007      1.054          1.103            704,546
                                                       2006      1.000          1.054              2,856

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.061          1.173          4,431,751
                                                       2009      0.866          1.061          4,671,160
                                                       2008      1.114          0.866          5,232,956
                                                       2007      1.072          1.114          5,513,769
                                                       2006      1.000          1.072            135,541

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      0.999          1.121         27,467,809
                                                       2009      0.797          0.999         31,114,397
                                                       2008      1.126          0.797         32,812,608
                                                       2007      1.089          1.126         35,938,012
                                                       2006      1.000          1.089            199,419

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.937          1.065         23,966,160
                                                       2009      0.733          0.937         27,022,278
                                                       2008      1.139          0.733         28,061,623
                                                       2007      1.107          1.139         30,615,628
                                                       2006      1.000          1.107             73,043

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.749          1.991          4,743,551
                                                       2009      1.398          1.749          5,439,772
                                                       2008      2.242          1.398          3,700,377
                                                       2007      2.259          2.242          4,539,860

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.050          2.233          3,492,519
                                                       2009      1.748          2.050          3,949,785
                                                       2008      2.270          1.748          3,973,527
                                                       2007      2.199          2.270          4,363,890
                                                       2006      2.048          2.199          4,296,637

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.220          1.347            650,422
                                                       2009      1.019          1.220            468,846
                                                       2008      1.524          1.019            350,100
                                                       2007      1.428          1.524            279,865
                                                       2006      1.286          1.428             90,799

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.508          1.617          2,611,723
                                                       2009      1.182          1.508          3,167,638
                                                       2008      2.060          1.182          3,556,252
                                                       2007      2.109          2.060          4,312,881

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.907          1.042            731,472
                                                       2009      0.655          0.907            981,466
                                                       2008      1.112          0.655            711,991
                                                       2007      1.056          1.112            640,335
                                                       2006      0.996          1.056            269,988

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.515          1.905          2,086,172
                                                       2009      1.213          1.515          2,407,802
                                                       2008      1.841          1.213          2,591,531
                                                       2007      1.893          1.841          3,253,451

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.297          1.500            301,308
                                                       2009      0.915          1.297             30,679
                                                       2008      1.492          0.915             17,254

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.441          1.924          1,715,278
                                                       2009      1.049          1.441          1,916,260
                                                       2008      1.589          1.049          1,990,998

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.221          2.311                 --
                                                       2006      2.081          2.221            946,748

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.877          1.971            967,428
                                                       2009      1.813          1.877          1,011,639
                                                       2008      1.833          1.813          1,138,538
                                                       2007      1.770          1.833          1,296,896
                                                       2006      1.702          1.770          1,494,843

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.167          1.180                 --
                                                       2005      1.145          1.167          4,167,488
                                                       2004      1.144          1.145          3,813,983
                                                       2003      1.145          1.144          4,725,783
                                                       2002      1.140          1.145          4,862,455
                                                       2001      1.108          1.140          3,329,970

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.129          1.196                 --
                                                       2005      1.077          1.129              4,091
                                                       2004      1.000          1.077              3,315

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.998          1.020                 --
                                                       2006      1.000          0.998              4,407
                                                       2005      1.000          1.000              1,413

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.445          1.497                 --
                                                       2008      1.391          1.445          1,542,234
                                                       2007      1.291          1.391          1,385,134
                                                       2006      1.255          1.291          1,270,331
                                                       2005      1.236          1.255          1,495,695
                                                       2004      1.189          1.236          1,382,613
                                                       2003      1.142          1.189          1,042,471
                                                       2002      1.056          1.142            889,048
                                                       2001      1.000          1.056             53,795

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.006          0.936                 --
                                                       2007      0.921          1.006                 --
                                                       2006      0.836          0.921              1,698
                                                       2005      0.787          0.836             26,717
                                                       2004      0.738          0.787             17,365
                                                       2003      0.564          0.738             29,852
                                                       2002      0.808          0.564             55,233
                                                       2001      1.000          0.808                 24

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.449          1.572                 --
                                                       2006      1.145          1.449            394,641
                                                       2005      1.030          1.145            451,543
                                                       2004      0.894          1.030            422,444
                                                       2003      0.702          0.894            391,357
                                                       2002      0.860          0.702            361,446
                                                       2001      1.000          0.860             28,620

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.023          2.166                 --
                                                       2006      1.741          2.023            628,760
                                                       2005      1.641          1.741            622,184
                                                       2004      1.312          1.641            585,757
                                                       2003      0.885          1.312            483,680
                                                       2002      1.092          0.885            354,693
                                                       2001      1.000          1.092             82,682

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.953          1.017                 --
                                                       2005      0.885          0.953            912,697
                                                       2004      0.838          0.885          1,104,995
                                                       2003      0.654          0.838          1,071,564
                                                       2002      0.867          0.654          1,031,030
                                                       2001      1.000          0.867              2,726

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.455          1.554                 --
                                                       2005      1.463          1.455                 --
                                                       2004      1.388          1.463                 --
                                                       2003      1.110          1.388                 --
                                                       2002      1.204          1.110                 --
                                                       2001      1.225          1.204                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.305          2.523                 --
                                                       2005      2.069          2.305          1,037,187
                                                       2004      1.793          2.069          1,060,803
                                                       2003      1.352          1.793          1,121,697
                                                       2002      1.593          1.352          1,139,600
                                                       2001      1.675          1.593            887,516

  Travelers Equity Income Subaccount (7/97)..........  2006      1.538          1.620                 --
                                                       2005      1.486          1.538          6,984,373
                                                       2004      1.364          1.486          7,766,610
                                                       2003      1.050          1.364          8,505,278
                                                       2002      1.231          1.050          9,014,270
                                                       2001      1.330          1.231          8,908,492

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.366          1.404                 --
                                                       2005      1.344          1.366            144,690
                                                       2004      1.229          1.344            145,493
                                                       2003      1.013          1.229            142,648
                                                       2002      0.985          1.013            136,893
                                                       2001      0.975          0.985            213,598

  Travelers Federated Stock Subaccount (7/97)........  2006      1.581          1.641                 --
                                                       2005      1.515          1.581          1,265,945
                                                       2004      1.383          1.515          1,402,815
                                                       2003      1.093          1.383          1,405,284
                                                       2002      1.367          1.093          1,644,124
                                                       2001      1.357          1.367          1,405,018

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (7/97)..............  2006      1.320          1.364                 --
                                                       2005      1.226          1.320          5,416,783
                                                       2004      1.161          1.226          6,291,689
                                                       2003      0.940          1.161          7,068,308
                                                       2002      1.228          0.940          7,267,402
                                                       2001      1.499          1.228          7,061,359

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.246          1.326                 --
                                                       2005      1.122          1.246            401,825
                                                       2004      0.977          1.122            369,816
                                                       2003      0.814          0.977            410,094
                                                       2002      1.097          0.814            463,710
                                                       2001      1.427          1.097            367,340

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.286          1.364                 --
                                                       2005      1.259          1.286          2,285,720
                                                       2004      1.113          1.259          2,446,747
                                                       2003      0.820          1.113          2,656,075
                                                       2002      1.617          0.820          2,515,434
                                                       2001      2.137          1.617          1,931,448

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.979          2.048                 --
                                                       2005      1.940          1.979          4,969,495
                                                       2004      1.756          1.940          4,604,359
                                                       2003      1.520          1.756          4,176,293
                                                       2002      1.619          1.520          3,806,000
                                                       2001      1.634          1.619          2,739,880

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.188          1.286                 --
                                                       2005      1.126          1.188              6,233
                                                       2004      1.000          1.126              3,503

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.159          1.334                 --
                                                       2005      1.068          1.159          1,203,096
                                                       2004      0.931          1.068          1,168,328
                                                       2003      0.730          0.931          1,114,148
                                                       2002      0.847          0.730          1,208,152
                                                       2001      1.157          0.847          1,156,058

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.373          1.461                 --
                                                       2005      1.308          1.373            999,949
                                                       2004      1.187          1.308          1,089,065
                                                       2003      0.968          1.187          1,202,636
                                                       2002      1.399          0.968          1,171,906
                                                       2001      1.834          1.399          1,031,776

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.063                 --
                                                       2005      1.000          1.008                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.558          1.577                 --
                                                       2005      1.516          1.558            531,932
                                                       2004      1.379          1.516            517,204
                                                       2003      1.164          1.379            513,026
                                                       2002      1.109          1.164            505,465
                                                       2001      1.074          1.109            452,977

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.419          1.409                 --
                                                       2005      1.409          1.419          1,206,162
                                                       2004      1.376          1.409          1,257,867
                                                       2003      1.298          1.376          1,262,182
                                                       2002      1.238          1.298          1,222,675
                                                       2001      1.166          1.238          1,017,864

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.517          1.587                 --
                                                       2005      1.501          1.517          6,825,267
                                                       2004      1.374          1.501          7,455,295
                                                       2003      1.046          1.374          8,333,571
                                                       2002      1.589          1.046          8,885,320
                                                       2001      1.850          1.589          8,483,917

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.029          1.187                 --
                                                       2005      1.000          1.029                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.762          1.702                 --
                                                       2005      1.704          1.762          2,180,068
                                                       2004      1.620          1.704          2,433,134
                                                       2003      1.591          1.620          2,731,377
                                                       2002      1.413          1.591          2,516,486
                                                       2001      1.347          1.413          1,682,264

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.068          1.038                 --
                                                       2008      1.679          1.068            500,540
                                                       2007      1.734          1.679            388,982
                                                       2006      1.508          1.734            259,543
                                                       2005      1.462          1.508            158,092
                                                       2004      1.256          1.462            103,874
                                                       2003      1.000          1.256             62,135

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.580          0.595                 --
                                                       2008      1.027          0.580              8,840
                                                       2007      0.922          1.027              8,548
                                                       2006      0.871          0.922             19,445
                                                       2005      0.815          0.871             24,092
                                                       2004      0.792          0.815             43,549
                                                       2003      0.636          0.792             31,131
                                                       2002      0.911          0.636             28,795
                                                       2001      1.000          0.911              5,450

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2010      1.882          2.187            255,962
                                                       2009      1.186          1.882            244,168
                                                       2008      2.158          1.186            234,210
                                                       2007      2.193          2.158            298,662
                                                       2006      1.912          2.193            317,517
                                                       2005      1.656          1.912            364,461
                                                       2004      1.431          1.656            363,799
                                                       2003      1.043          1.431            352,110
                                                       2002      1.370          1.043            363,737
                                                       2001      1.328          1.370            162,224





               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.083          1.162                --
                                                       2006      1.000          1.083             4,745

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.825          0.868                --
                                                       2005      0.790          0.825             4,831
                                                       2004      0.756          0.790             2,999
                                                       2003      0.611          0.756             1,412
                                                       2002      0.886          0.611                --
                                                       2001      1.000          0.886                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.896          0.856                --
                                                       2007      0.777          0.896            34,411
                                                       2006      0.766          0.777            29,553
                                                       2005      0.720          0.766            23,475
                                                       2004      0.682          0.720            31,707
                                                       2003      0.543          0.682            21,751
                                                       2002      0.816          0.543            18,844
                                                       2001      1.000          0.816             4,565

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.444          1.596           425,037
                                                       2009      1.027          1.444           438,603
                                                       2008      1.686          1.027           435,468
                                                       2007      1.485          1.686           339,254
                                                       2006      1.247          1.485           119,009
                                                       2005      1.106          1.247            23,568
                                                       2004      1.000          1.106                --

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.155          1.355         1,070,611
                                                       2009      0.838          1.155           979,478
                                                       2008      1.513          0.838           780,124
                                                       2007      1.362          1.513           611,108
                                                       2006      1.250          1.362           265,631
                                                       2005      1.088          1.250            81,797
                                                       2004      1.000          1.088             2,690

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.065          1.173           951,371
                                                       2009      0.821          1.065           948,808
                                                       2008      1.336          0.821         1,334,238
                                                       2007      1.287          1.336         1,337,881
                                                       2006      1.130          1.287           474,036
                                                       2005      1.080          1.130           445,525
                                                       2004      1.000          1.080             3,166

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.214          2.194                --
                                                       2005      1.894          2.214         2,477,295
                                                       2004      1.603          1.894         1,739,170
                                                       2003      1.298          1.603         1,800,543
                                                       2002      1.753          1.298         1,993,402
                                                       2001      2.400          1.753         1,026,204

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.954          3.099                --
                                                       2006      2.255          2.954            54,320
                                                       2005      1.783          2.255            47,608
                                                       2004      1.444          1.783            68,011
                                                       2003      1.022          1.444            64,081
                                                       2002      1.169          1.022            55,791
                                                       2001      1.309          1.169            46,246

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.505          3.285                --
                                                       2005      2.365          2.505           130,738
                                                       2004      1.821          2.365            68,411
                                                       2003      1.374          1.821            36,499
                                                       2002      1.330          1.374            28,806
                                                       2001      1.237          1.330            17,886

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2010      2.216          2.898           124,504
                                                       2009      1.701          2.216           154,862
                                                       2008      2.453          1.701           175,238
                                                       2007      2.658          2.453           173,916
                                                       2006      2.314          2.658           124,764
                                                       2005      2.139          2.314           105,070
                                                       2004      1.781          2.139           137,100
                                                       2003      1.269          1.781           113,727
                                                       2002      1.360          1.269            82,340
                                                       2001      1.230          1.360            31,849

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.343          1.287                --
                                                       2007      1.268          1.343           431,791
                                                       2006      1.102          1.268           483,463
                                                       2005      1.068          1.102           478,623
                                                       2004      1.028          1.068           488,966
                                                       2003      0.858          1.028           518,166
                                                       2002      1.042          0.858           503,174
                                                       2001      1.163          1.042           389,965

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.637          1.548                --
                                                       2007      1.862          1.637           629,952
                                                       2006      1.815          1.862           703,315
                                                       2005      1.736          1.815           667,057
                                                       2004      1.577          1.736           520,898
                                                       2003      1.211          1.577           440,247
                                                       2002      1.515          1.211           368,770
                                                       2001      1.632          1.515           277,391

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2010      1.366          1.579           598,468
                                                       2009      1.020          1.366           607,143
                                                       2008      1.800          1.020           679,759
                                                       2007      1.552          1.800           674,355
                                                       2006      1.409          1.552           328,958
                                                       2005      1.222          1.409           170,959
                                                       2004      1.073          1.222           869,834
                                                       2003      0.847          1.073           922,866
                                                       2002      0.948          0.847         1,049,634
                                                       2001      1.000          0.948                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2010      1.052          1.227                --
                                                       2009      0.784          1.052                --
                                                       2008      1.352          0.784               618
                                                       2007      1.282          1.352             1,540
                                                       2006      1.139          1.282               167
                                                       2005      0.955          1.139                --
                                                       2004      0.953          0.955               545
                                                       2003      0.772          0.953               545
                                                       2002      0.845          0.772                --
                                                       2001      1.000          0.845                --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2010      1.638          1.865            61,084
                                                       2009      1.273          1.638            82,258

Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)
  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2010      1.329          1.495             2,480
                                                       2009      0.934          1.329            28,085

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2010      1.881          2.391         1,328,863
                                                       2009      1.362          1.881         1,471,651
                                                       2008      2.281          1.362         1,777,391
                                                       2007      2.000          2.281         1,844,186
                                                       2006      1.800          2.000         1,882,423
                                                       2005      1.543          1.800         1,625,466
                                                       2004      1.252          1.543           151,955
                                                       2003      0.916          1.252            39,931
                                                       2002      1.030          0.916            15,143
                                                       2001      1.000          1.030                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.461          1.710                --
                                                       2005      1.337          1.461            42,785
                                                       2004      1.201          1.337            25,753
                                                       2003      1.000          1.201                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2010      1.994          2.318           179,555
                                                       2009      1.169          1.994           165,409
                                                       2008      2.499          1.169           186,090
                                                       2007      1.963          2.499           164,958
                                                       2006      1.550          1.963           122,219
                                                       2005      1.231          1.550            33,302
                                                       2004      1.000          1.231                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.375          1.473           363,643
                                                       2009      1.015          1.375           331,192
                                                       2008      1.722          1.015           363,195
                                                       2007      1.509          1.722           278,047
                                                       2006      1.257          1.509           170,596
                                                       2005      1.154          1.257           160,940
                                                       2004      1.000          1.154           101,332

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.079          2.429                --
                                                       2005      1.928          2.079           405,690
                                                       2004      1.678          1.928           445,332
                                                       2003      1.280          1.678           475,843
                                                       2002      1.585          1.280           471,137
                                                       2001      1.619          1.585           449,927

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.209          1.456                --
                                                       2005      1.123          1.209           901,050
                                                       2004      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.984          2.032                --
                                                       2005      1.981          1.984           333,176
                                                       2004      1.843          1.981           284,411
                                                       2003      1.443          1.843           249,343
                                                       2002      1.396          1.443           260,817
                                                       2001      1.289          1.396           190,095

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.135          1.174                --
                                                       2005      1.066          1.135            66,247
                                                       2004      0.996          1.066            46,310
                                                       2003      0.886          0.996            19,355
                                                       2002      0.960          0.886             3,729
                                                       2001      1.000          0.960                --

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2010      1.028          1.276            45,118
                                                       2009      0.720          1.028            53,522
                                                       2008      1.297          0.720            84,929
                                                       2007      1.078          1.297            76,251
                                                       2006      0.962          1.078            56,269
                                                       2005      0.869          0.962            48,318
                                                       2004      0.729          0.869            44,929
                                                       2003      0.548          0.729            30,870
                                                       2002      0.771          0.548             8,353
                                                       2001      1.000          0.771               276

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2010      0.758          0.865            18,713
                                                       2009      0.558          0.758            23,849
                                                       2008      1.022          0.558            29,758
                                                       2007      0.946          1.022            33,085
                                                       2006      0.811          0.946            38,600
                                                       2005      0.777          0.811            58,347
                                                       2004      0.752          0.777            21,888
                                                       2003      0.615          0.752            10,406
                                                       2002      0.838          0.615            13,379
                                                       2001      1.000          0.838               312

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.156          1.302                --
                                                       2005      1.124          1.156            18,518
                                                       2004      1.000          1.124             1,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.976          1.040                --
                                                       2006      0.920          0.976                --
                                                       2005      0.875          0.920                --
                                                       2004      0.861          0.875               453
                                                       2003      0.648          0.861               453
                                                       2002      0.896          0.648                38
                                                       2001      1.000          0.896                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2010      0.850          1.051           242,292
                                                       2009      0.639          0.850           413,265
                                                       2008      1.085          0.639           457,745
                                                       2007      1.081          1.085           561,203
                                                       2006      1.005          1.081           603,150
                                                       2005      0.911          1.005           447,111
                                                       2004      0.838          0.911           242,272
                                                       2003      0.630          0.838           144,692
                                                       2002      0.947          0.630            54,158
                                                       2001      1.000          0.947             4,297

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2010      1.075          1.197            36,540
                                                       2009      0.891          1.075            66,166
                                                       2008      1.275          0.891            63,516
                                                       2007      1.189          1.275            61,478
                                                       2006      1.048          1.189            45,723
                                                       2005      1.016          1.048            47,958
                                                       2004      0.945          1.016            25,317
                                                       2003      0.767          0.945             5,257
                                                       2002      0.941          0.767               361
                                                       2001      1.000          0.941                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2010      0.843          0.932             3,212
                                                       2009      0.698          0.843            25,106
                                                       2008      0.989          0.698            21,763
                                                       2007      0.940          0.989            19,653
                                                       2006      0.806          0.940            31,397
                                                       2005      0.817          0.806            28,767
                                                       2004      0.799          0.817            74,501
                                                       2003      0.655          0.799            56,049
                                                       2002      0.895          0.655            11,089
                                                       2001      1.000          0.895             6,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.147          1.273             1,506
                                                       2009      0.944          1.147             9,035
                                                       2008      1.470          0.944            11,216
                                                       2007      1.458          1.470            15,300

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      1.010          1.164           267,353
                                                       2009      0.790          1.010           431,207
                                                       2008      1.259          0.790           388,104
                                                       2007      1.258          1.259           425,734
                                                       2006      1.089          1.258           102,989
                                                       2005      1.052          1.089            89,441
                                                       2004      0.983          1.052            76,994
                                                       2003      0.717          0.983            52,791
                                                       2002      0.922          0.717            27,483
                                                       2001      1.000          0.922             3,159

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2010      1.419          1.541           456,686
                                                       2009      1.008          1.419           507,985
                                                       2008      1.626          1.008           529,873
                                                       2007      1.562          1.626           635,361
                                                       2006      1.511          1.562           752,722
                                                       2005      1.453          1.511           813,934
                                                       2004      1.464          1.453           471,937
                                                       2003      1.004          1.464           358,583
                                                       2002      1.350          1.004           266,392
                                                       2001      1.561          1.350           211,516

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.544          1.671            95,707
                                                       2009      1.255          1.544           219,616
                                                       2008      1.971          1.255           282,522
                                                       2007      1.919          1.971           331,598
                                                       2006      1.642          1.919           142,965
                                                       2005      1.559          1.642           120,447
                                                       2004      1.429          1.559           113,922
                                                       2003      1.092          1.429            91,499
                                                       2002      1.436          1.092            75,511
                                                       2001      1.515          1.436            26,027

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2010      1.092          1.352           103,546
                                                       2009      0.774          1.092           144,323
                                                       2008      1.320          0.774           135,319
                                                       2007      1.214          1.320           127,089
                                                       2006      1.089          1.214            52,885
                                                       2005      1.050          1.089            47,796
                                                       2004      0.923          1.050            44,056
                                                       2003      0.627          0.923            36,074
                                                       2002      0.971          0.627            14,644
                                                       2001      1.000          0.971               172

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.672          0.656                --
                                                       2008      1.088          0.672           850,955
                                                       2007      1.049          1.088           860,972
                                                       2006      0.922          1.049           706,127
                                                       2005      0.895          0.922           626,919
                                                       2004      0.821          0.895         1,472,371
                                                       2003      0.650          0.821         1,587,411
                                                       2002      0.847          0.650         1,834,601
                                                       2001      0.978          0.847           297,514

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2010      1.024          1.050            96,385
                                                       2009      0.805          1.024           170,445
                                                       2008      1.440          0.805           216,559
                                                       2007      1.369          1.440           262,215
                                                       2006      1.101          1.369           261,654
                                                       2005      0.997          1.101           271,620
                                                       2004      0.855          0.997           293,359
                                                       2003      0.679          0.855           316,712
                                                       2002      0.924          0.679           281,821
                                                       2001      1.358          0.924           200,689

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2010      1.719          1.906           163,185
                                                       2009      1.415          1.719           186,027
                                                       2008      1.914          1.415           257,988
                                                       2007      1.746          1.914           386,633
                                                       2006      1.640          1.746           363,311
                                                       2005      1.589          1.640           394,874
                                                       2004      1.513          1.589           439,540
                                                       2003      1.188          1.513           428,528
                                                       2002      1.599          1.188           396,867
                                                       2001      1.918          1.599           313,580

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.944          1.019                --
                                                       2009      0.813          0.944                --
                                                       2008      1.044          0.813             7,553
                                                       2007      1.042          1.044            32,555
                                                       2006      1.012          1.042            34,273
                                                       2005      1.000          1.012             9,179
                                                       2004      1.000          1.000                --
                                                       2003      1.000          1.000                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2010      1.624          1.873            36,615
                                                       2009      1.027          1.624            53,049
                                                       2008      1.484          1.027            62,411
                                                       2007      1.497          1.484           141,056
                                                       2006      1.364          1.497           132,466
                                                       2005      1.345          1.364           123,485
                                                       2004      1.232          1.345           108,361
                                                       2003      0.977          1.232           108,788
                                                       2002      1.022          0.977            90,083
                                                       2001      1.074          1.022            95,509

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.319          1.314                --
                                                       2009      1.332          1.319            77,076
                                                       2008      1.313          1.332           680,677
                                                       2007      1.266          1.313         1,032,571
                                                       2006      1.224          1.266         1,014,016
                                                       2005      1.204          1.224           865,878
                                                       2004      1.207          1.204           548,407
                                                       2003      1.213          1.207           502,040
                                                       2002      1.212          1.213           522,225
                                                       2001      1.182          1.212           424,446

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.292          1.380                --
                                                       2006      1.157          1.292            47,691
                                                       2005      1.116          1.157            34,134
                                                       2004      0.977          1.116             5,571
                                                       2003      0.696          0.977             1,974
                                                       2002      0.947          0.696            42,437
                                                       2001      1.000          0.947                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.132          2.240                --
                                                       2006      1.826          2.132           218,572
                                                       2005      1.775          1.826           203,410
                                                       2004      1.658          1.775           261,535
                                                       2003      1.206          1.658           221,186
                                                       2002      1.628          1.206           158,645
                                                       2001      1.616          1.628            94,673

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.422          1.465                --
                                                       2006      1.277          1.422            21,039
                                                       2005      1.251          1.277            22,927
                                                       2004      1.163          1.251            18,533
                                                       2003      1.015          1.163            23,633
                                                       2002      1.103          1.015            25,428
                                                       2001      1.125          1.103            18,515

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.808          1.903                --
                                                       2006      1.546          1.808           217,521
                                                       2005      1.469          1.546           233,308
                                                       2004      1.343          1.469           325,091
                                                       2003      1.065          1.343           294,442
                                                       2002      1.444          1.065           249,688
                                                       2001      1.591          1.444           201,867

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.311          1.365                --
                                                       2006      1.131          1.311             4,666
                                                       2005      1.108          1.131               546
                                                       2004      1.000          1.108                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.380          1.523                --
                                                       2006      1.243          1.380             1,859
                                                       2005      1.162          1.243               135
                                                       2004      1.000          1.162                --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.871          1.933                --
                                                       2005      1.822          1.871           663,326
                                                       2004      1.684          1.822           959,539
                                                       2003      1.397          1.684         1,016,680
                                                       2002      1.546          1.397         1,058,871
                                                       2001      1.648          1.546           659,963

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.479          2.393                --
                                                       2007      2.365          2.479           358,020
                                                       2006      2.476          2.365           364,945

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.613          1.854           228,281
                                                       2009      1.107          1.613           382,881
                                                       2008      1.476          1.107           452,850
                                                       2007      1.453          1.476           610,595
                                                       2006      1.374          1.453            16,710

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.382          1.452                --
                                                       2006      1.301          1.382            41,400

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.063          1.182           100,710
                                                       2009      0.902          1.063           108,152
                                                       2008      1.455          0.902            92,630
                                                       2007      1.440          1.455            49,767

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.795          0.914           582,009
                                                       2009      0.596          0.795           664,240
                                                       2008      1.031          0.596           754,036
                                                       2007      1.224          1.031           645,652
                                                       2006      1.003          1.224           513,630

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.022          1.208            41,582
                                                       2009      0.801          1.022            36,841
                                                       2008      1.083          0.801            30,583
                                                       2007      1.107          1.083            22,114
                                                       2006      1.035          1.107            14,240

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.898          0.996           136,063
                                                       2009      0.703          0.898           114,317
                                                       2008      1.001          0.703            35,164

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.845          0.948           101,434
                                                       2009      0.637          0.845            68,849
                                                       2008      1.000          0.637            38,987

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.940          1.021            82,074
                                                       2009      0.770          0.940           146,535
                                                       2008      1.002          0.770               530

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.273          1.469           124,339
                                                       2009      0.829          1.273           152,308
                                                       2008      1.414          0.829           100,100
                                                       2007      1.443          1.414           155,034
                                                       2006      1.305          1.443            81,224

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.046          1.308            25,189
                                                       2009      0.788          1.046            22,489
                                                       2008      1.299          0.788            43,918
                                                       2007      1.180          1.299            39,488
                                                       2006      1.185          1.180            29,932

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.367          2.567         1,309,700
                                                       2009      1.672          2.367         1,633,919
                                                       2008      2.909          1.672         2,021,781
                                                       2007      2.256          2.909         2,304,913
                                                       2006      2.194          2.256         2,506,161

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      2.054          2.503           276,944
                                                       2009      1.515          2.054           318,840
                                                       2008      1.089          1.515           358,519
                                                       2007      1.225          1.089               202

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.633          0.775            17,201
                                                       2009      0.482          0.633               458
                                                       2008      0.763          0.482                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.592          1.577                --
                                                       2008      2.154          1.592           543,843
                                                       2007      2.049          2.154           583,398
                                                       2006      1.933          2.049           627,119

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.638          0.676             2,108
                                                       2009      0.467          0.638               143
                                                       2008      0.894          0.467                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2010      2.566          3.105            11,826
                                                       2009      1.841          2.566            11,841
                                                       2008      3.058          1.841            41,098
                                                       2007      2.537          3.058           123,796

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.855          2.076            39,173
                                                       2009      1.369          1.855            34,059
                                                       2008      1.697          1.369            30,128
                                                       2007      1.606          1.697            62,141
                                                       2006      1.528          1.606            23,923

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.819          0.948           335,717
                                                       2009      0.700          0.819           383,584
                                                       2008      1.111          0.700           344,914
                                                       2007      1.081          1.111           323,935
                                                       2006      1.001          1.081           238,788

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2010      1.039          1.290            54,704
                                                       2009      0.831          1.039            41,692
                                                       2008      1.373          0.831            21,959
                                                       2007      1.507          1.373            82,665

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.624          0.594                 0
                                                       2008      1.101          0.624            50,499
                                                       2007      0.995          1.101            50,703
                                                       2006      1.005          0.995            55,010

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.871          3.520            41,359
                                                       2009      1.717          2.871            59,930
                                                       2008      3.893          1.717            57,856
                                                       2007      3.080          3.893            51,693

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.203          1.325            64,304
                                                       2009      0.925          1.203            62,342
                                                       2008      1.623          0.925            73,269
                                                       2007      1.541          1.623            61,884

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.793          1.036            17,715
                                                       2009      0.510          0.793            15,868
                                                       2008      0.917          0.510             2,745

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.814          0.883            79,814
                                                       2009      0.572          0.814           137,194
                                                       2008      1.018          0.572           478,919

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2010      1.170          1.249           233,097
                                                       2009      1.000          1.170           259,025
                                                       2008      1.083          1.000           201,107
                                                       2007      1.020          1.083             3,502

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.644          1.758           578,756
                                                       2009      1.471          1.644           532,062

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.298          1.491            97,643
                                                       2009      1.060          1.298           103,948
                                                       2008      1.596          1.060           147,414
                                                       2007      1.538          1.596           154,843
                                                       2006      1.426          1.538           186,585

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.120          1.239                --
                                                       2006      1.061          1.120                64

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.958          2.171           165,254
                                                       2009      1.488          1.958           180,217
                                                       2008      1.687          1.488           365,236
                                                       2007      1.600          1.687           362,331
                                                       2006      1.540          1.600           302,457

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.106          1.311           322,476
                                                       2009      0.885          1.106           355,916
                                                       2008      1.276          0.885           433,632
                                                       2007      1.331          1.276           534,019
                                                       2006      1.302          1.331            51,735

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.324          1.503           155,897
                                                       2009      1.058          1.324           147,107

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.666          1.721                --
                                                       2006      1.615          1.666         3,159,459
                                                       2005      1.601          1.615         3,084,611
                                                       2004      1.548          1.601         2,991,212
                                                       2003      1.483          1.548         2,953,611
                                                       2002      1.376          1.483         3,021,646
                                                       2001      1.303          1.376         2,567,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.891          2.031                --
                                                       2006      1.512          1.891         1,647,916
                                                       2005      1.334          1.512         1,941,264
                                                       2004      1.175          1.334         2,909,419
                                                       2003      0.914          1.175         3,343,488
                                                       2002      1.190          0.914         3,800,784
                                                       2001      1.532          1.190         2,019,758

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.369          1.431                --
                                                       2006      1.230          1.369         3,400,027
                                                       2005      1.167          1.230         3,599,368
                                                       2004      1.072          1.167         3,823,809
                                                       2003      0.847          1.072         4,135,294
                                                       2002      1.110          0.847         3,561,773
                                                       2001      1.333          1.110         2,715,265

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.803          1.802                --
                                                       2006      1.604          1.803         1,232,826
                                                       2005      1.513          1.604         1,316,120
                                                       2004      1.331          1.513         1,313,625
                                                       2003      0.941          1.331         1,517,445
                                                       2002      1.248          0.941         1,218,122
                                                       2001      1.243          1.248           991,516

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.900          1.992           304,159
                                                       2009      1.827          1.900           328,897
                                                       2008      1.744          1.827           426,703
                                                       2007      1.720          1.744           499,566

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.234          1.405           218,821
                                                       2009      0.837          1.234           316,288
                                                       2008      1.560          0.837           356,043
                                                       2007      1.310          1.560           332,537
                                                       2006      1.338          1.310           388,150

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.560          1.671           315,228
                                                       2009      1.441          1.560           351,895
                                                       2008      1.510          1.441           379,320
                                                       2007      1.437          1.510           332,369
                                                       2006      1.379          1.437           447,838

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2010      1.531          1.659           354,602
                                                       2009      1.320          1.531           475,581
                                                       2008      1.776          1.320            80,729
                                                       2007      1.757          1.776           188,221

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.048          1.128             6,667
                                                       2009      0.954          1.048             5,411
                                                       2008      1.396          0.954                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.031          1.221           595,483
                                                       2009      0.816          1.031           916,928

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.070          2.794                --
                                                       2008      3.194          2.070                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.245          1.231         2,791,932
                                                       2009      1.254          1.245         2,805,600
                                                       2008      1.233          1.254         3,192,687
                                                       2007      1.188          1.233         3,278,590
                                                       2006      1.158          1.188         3,215,541

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.645          0.639                --
                                                       2008      1.092          0.645             1,731
                                                       2007      1.150          1.092             4,408

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.036          1.147           332,691
                                                       2009      0.794          1.036           379,785
                                                       2008      1.282          0.794           466,832

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.760          0.795                (0)
                                                       2008      1.394          0.760         1,168,891
                                                       2007      1.356          1.394         1,224,247
                                                       2006      1.334          1.356         1,320,970

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.217          1.377           164,483
                                                       2009      1.012          1.217           269,013
                                                       2008      1.678          1.012           274,630
                                                       2007      1.631          1.678           338,801
                                                       2006      1.585          1.631           382,714

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.786          0.865            34,134
                                                       2009      0.570          0.786            30,990
                                                       2008      0.858          0.570            45,078

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2010      0.858          0.981           376,649
                                                       2009      0.660          0.858           385,597
                                                       2008      1.121          0.660           417,149
                                                       2007      1.098          1.121           310,613
                                                       2006      1.000          1.098             2,538

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2010      1.107          1.204           368,759
                                                       2009      0.929          1.107           447,744
                                                       2008      1.098          0.929           200,478
                                                       2007      1.052          1.098           180,965
                                                       2006      1.000          1.052            25,702

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2010      1.051          1.158         1,494,445
                                                       2009      0.859          1.051         1,374,926
                                                       2008      1.109          0.859         1,572,585
                                                       2007      1.070          1.109         1,363,809
                                                       2006      1.000          1.070            99,260

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2010      0.989          1.107         4,765,998
                                                       2009      0.791          0.989         4,738,265
                                                       2008      1.121          0.791         5,929,292
                                                       2007      1.087          1.121         5,364,482
                                                       2006      1.000          1.087           160,226

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2010      0.928          1.052         3,104,348
                                                       2009      0.727          0.928         3,568,201
                                                       2008      1.134          0.727         4,543,502
                                                       2007      1.105          1.134         4,050,840
                                                       2006      1.000          1.105            97,071

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2010      1.692          1.921           697,013
                                                       2009      1.356          1.692         1,021,123
                                                       2008      2.180          1.356           824,665
                                                       2007      2.197          2.180           892,378

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.984          2.154         1,746,941
                                                       2009      1.695          1.984         2,269,079
                                                       2008      2.207          1.695         2,484,195
                                                       2007      2.144          2.207         2,565,350
                                                       2006      1.999          2.144         2,442,765

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.203          1.325         1,772,834
                                                       2009      1.007          1.203         1,913,290
                                                       2008      1.510          1.007         2,054,169
                                                       2007      1.419          1.510         2,268,880
                                                       2006      1.280          1.419         1,920,734

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      1.459          1.560           405,607
                                                       2009      1.147          1.459           426,910
                                                       2008      2.003          1.147           446,421
                                                       2007      2.051          2.003           368,700

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2010      0.909          1.044           116,468
                                                       2009      0.655          0.909           166,216
                                                       2008      1.111          0.655           380,955
                                                       2007      1.056          1.111           510,670
                                                       2006      0.996          1.056           916,784

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.899          1.030           912,693
                                                       2009      0.651          0.899         1,028,396
                                                       2008      1.107          0.651         1,222,749
                                                       2007      1.054          1.107         1,332,839
                                                       2006      0.996          1.054         1,236,065

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.466          1.839           342,008
                                                       2009      1.176          1.466           354,741
                                                       2008      1.790          1.176           514,574
                                                       2007      1.842          1.790           479,012

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.261          1.455            25,576
                                                       2009      0.892          1.261            13,023
                                                       2008      1.457          0.892            13,043

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.401          1.866           444,326
                                                       2009      1.023          1.401           539,837
                                                       2008      1.551          1.023           646,804

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.165          2.251                --
                                                       2006      2.032          2.165           365,145

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.816          1.902           349,233
                                                       2009      1.758          1.816           408,689
                                                       2008      1.782          1.758           484,798
                                                       2007      1.725          1.782           670,477
                                                       2006      1.662          1.725           639,799

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.146          1.158                --
                                                       2005      1.127          1.146         1,320,152
                                                       2004      1.128          1.127           627,877
                                                       2003      1.133          1.128           590,251
                                                       2002      1.130          1.133           647,155
                                                       2001      1.102          1.130           345,550

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.124          1.190                --
                                                       2005      1.076          1.124                --
                                                       2004      1.000          1.076                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.994          1.016                --
                                                       2006      0.999          0.994                --
                                                       2005      1.000          0.999                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.418          1.467                --
                                                       2008      1.368          1.418           315,874
                                                       2007      1.273          1.368           228,125
                                                       2006      1.240          1.273           198,678
                                                       2005      1.224          1.240           155,217
                                                       2004      1.181          1.224           137,113
                                                       2003      1.137          1.181           164,279
                                                       2002      1.055          1.137            29,918
                                                       2001      1.000          1.055             5,387

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      0.990          0.920                --
                                                       2007      0.908          0.990                --
                                                       2006      0.827          0.908             8,677
                                                       2005      0.780          0.827            15,111
                                                       2004      0.733          0.780            13,080
                                                       2003      0.562          0.733            10,885
                                                       2002      0.807          0.562             8,720
                                                       2001      1.000          0.807             8,360

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.429          1.549                --
                                                       2006      1.132          1.429            45,624
                                                       2005      1.020          1.132            44,320
                                                       2004      0.888          1.020            38,611
                                                       2003      0.699          0.888            21,113
                                                       2002      0.859          0.699            17,075
                                                       2001      1.000          0.859                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.995          2.134                --
                                                       2006      1.721          1.995           232,931
                                                       2005      1.626          1.721           146,395
                                                       2004      1.303          1.626            91,130
                                                       2003      0.881          1.303            63,649
                                                       2002      1.090          0.881            75,450
                                                       2001      1.000          1.090               258

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.942          1.005                --
                                                       2005      0.876          0.942            47,271
                                                       2004      0.832          0.876            60,480
                                                       2003      0.651          0.832            48,589
                                                       2002      0.865          0.651            44,857
                                                       2001      1.000          0.865             6,390

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.432          1.528                --
                                                       2005      1.443          1.432            19,865
                                                       2004      1.373          1.443            16,992
                                                       2003      1.100          1.373            12,649
                                                       2002      1.197          1.100            11,298
                                                       2001      1.221          1.197             4,158

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.264          2.476                --
                                                       2005      2.037          2.264           371,108
                                                       2004      1.769          2.037           101,002
                                                       2003      1.338          1.769            75,678
                                                       2002      1.580          1.338            61,997
                                                       2001      1.665          1.580            26,479

  Travelers Equity Income Subaccount (7/97)..........  2006      1.506          1.585                --
                                                       2005      1.458          1.506           365,688
                                                       2004      1.343          1.458         1,272,888
                                                       2003      1.035          1.343         1,348,991
                                                       2002      1.217          1.035         1,535,264
                                                       2001      1.318          1.217           408,945

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.338          1.374                --
                                                       2005      1.320          1.338            14,688
                                                       2004      1.210          1.320             7,239
                                                       2003      1.000          1.210             9,450
                                                       2002      0.975          1.000             8,869
                                                       2001      0.968          0.975            10,198

  Travelers Federated Stock Subaccount (7/97)........  2006      1.548          1.605                --
                                                       2005      1.487          1.548            71,923
                                                       2004      1.360          1.487           108,852
                                                       2003      1.078          1.360           138,814
                                                       2002      1.352          1.078           128,587
                                                       2001      1.345          1.352           103,525

  Travelers Large Cap Subaccount (7/97)..............  2006      1.293          1.334                --
                                                       2005      1.203          1.293           453,634
                                                       2004      1.143          1.203           668,030
                                                       2003      0.927          1.143           708,142
                                                       2002      1.215          0.927           694,193
                                                       2001      1.486          1.215           605,872

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.224          1.301                --
                                                       2005      1.105          1.224            20,460
                                                       2004      0.964          1.105            25,111
                                                       2003      0.805          0.964            36,279
                                                       2002      1.088          0.805            28,508
                                                       2001      1.420          1.088            20,448

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.263          1.338                --
                                                       2005      1.239          1.263           340,916
                                                       2004      1.099          1.239           372,161
                                                       2003      0.811          1.099           332,682
                                                       2002      1.603          0.811           247,468
                                                       2001      2.125          1.603           144,030

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.934          1.999                --
                                                       2005      1.900          1.934         2,332,491
                                                       2004      1.724          1.900         1,400,796
                                                       2003      1.497          1.724         1,458,409
                                                       2002      1.598          1.497         1,565,486
                                                       2001      1.617          1.598           387,113

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.183          1.280                --
                                                       2005      1.124          1.183         1,774,906
                                                       2004      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.135          1.305                --
                                                       2005      1.048          1.135            87,375
                                                       2004      0.916          1.048           191,964
                                                       2003      0.720          0.916           164,252
                                                       2002      0.837          0.720           142,840
                                                       2001      1.147          0.837           119,854

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.342          1.426                --
                                                       2005      1.281          1.342           174,734
                                                       2004      1.166          1.281           160,136
                                                       2003      0.953          1.166           193,950
                                                       2002      1.381          0.953           171,326
                                                       2001      1.815          1.381           134,756

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.007          1.061                --
                                                       2005      1.000          1.007                --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.522          1.540                --
                                                       2005      1.485          1.522           218,154
                                                       2004      1.354          1.485           139,939
                                                       2003      1.146          1.354           194,321
                                                       2002      1.095          1.146           207,068
                                                       2001      1.063          1.095           199,181

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.390          1.379                --
                                                       2005      1.383          1.390           429,437
                                                       2004      1.355          1.383           344,205
                                                       2003      1.281          1.355           303,194
                                                       2002      1.225          1.281           393,375
                                                       2001      1.156          1.225           155,136

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.483          1.550                --
                                                       2005      1.470          1.483           757,966
                                                       2004      1.349          1.470         1,025,980
                                                       2003      1.030          1.349         1,035,723
                                                       2002      1.568          1.030         1,016,916
                                                       2001      1.831          1.568           679,805

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.028          1.185                --
                                                       2005      1.000          1.028                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.721          1.662                --
                                                       2005      1.669          1.721           648,697
                                                       2004      1.591          1.669           496,882
                                                       2003      1.566          1.591           484,219
                                                       2002      1.394          1.566           447,087
                                                       2001      1.333          1.394           155,072

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.053          1.023                --
                                                       2008      1.659          1.053           145,603
                                                       2007      1.719          1.659           146,226
                                                       2006      1.498          1.719           124,551
                                                       2005      1.455          1.498           138,328
                                                       2004      1.254          1.455            77,925
                                                       2003      1.000          1.254                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.569          0.584                --
                                                       2008      1.010          0.569             8,318
                                                       2007      0.909          1.010             6,848
                                                       2006      0.861          0.909             5,763
                                                       2005      0.807          0.861            10,445
                                                       2004      0.787          0.807            19,930
                                                       2003      0.633          0.787            41,403
                                                       2002      0.910          0.633            40,595
                                                       2001      1.000          0.910                --

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2010      1.830          2.121            33,357
                                                       2009      1.156          1.830            36,194
                                                       2008      2.108          1.156            32,671
                                                       2007      2.148          2.108            28,034
                                                       2006      1.877          2.148            26,730
                                                       2005      1.630          1.877            24,512
                                                       2004      1.412          1.630            30,327
                                                       2003      1.032          1.412            30,187
                                                       2002      1.359          1.032            26,072
                                                       2001      1.320          1.359             5,490





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class A and is no longer available as a funding option.

Sep Acct. Eleven

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2010, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 7 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2010, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2011

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

                                                    ALLIANCEBERNSTEIN
                                      ALGER CAPITAL   GLOBAL THEMATIC                     AMERICAN FUNDS
                                       APPRECIATION            GROWTH AMERICAN FUNDS BOND  GLOBAL GROWTH
                                         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
                                      ------------- ----------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,239,786
                                      ------------- ----------------- ------------------- --------------
       Total Assets                       3,755,704         1,471,499          10,629,167    206,239,786
                                      ------------- ----------------- ------------------- --------------
LIABILITIES:
  Accrued fees                                   --                --                  --             --
                                      ------------- ----------------- ------------------- --------------
       Total Liabilities                         --                --                  --             --
                                      ------------- ----------------- ------------------- --------------
NET ASSETS                              $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,239,786
                                      ============= ================= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,216,647
  Net assets from contracts in payout            --                --                  --         23,139
                                      ------------- ----------------- ------------------- --------------
       Total Net Assets                 $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,239,786
                                      ============= ================= =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                      AMERICAN FUNDS                                CREDIT SUISSE TRUST
                                        GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS INTERNATIONAL EQUITY
                                      CAPITALIZATION         GROWTH  GROWTH-INCOME             FLEX III
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT           SUBACCOUNT
                                      -------------- -------------- -------------- --------------------
ASSETS:
  Investments at fair value              $ 7,972,844  $ 428,158,662  $ 358,904,564          $ 1,279,665
                                      -------------- -------------- -------------- --------------------
       Total Assets                        7,972,844    428,158,662    358,904,564            1,279,665
                                      -------------- -------------- -------------- --------------------
LIABILITIES:
  Accrued fees                                    --             --             --                   --
                                      -------------- -------------- -------------- --------------------
       Total Liabilities                          --             --             --                   --
                                      -------------- -------------- -------------- --------------------
NET ASSETS                               $ 7,972,844  $ 428,158,662  $ 358,904,564          $ 1,279,665
                                      ============== ============== ============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 7,972,844  $ 428,124,612  $ 358,884,066          $ 1,279,665
  Net assets from contracts in payout             --         34,050         20,498                   --
                                      -------------- -------------- -------------- --------------------
       Total Net Assets                  $ 7,972,844  $ 428,158,662  $ 358,904,564          $ 1,279,665
                                      ============== ============== ============== ====================

The accompanying notes are an integral part of these financial statements.

DELAWARE VIP SMALL   DREYFUS SOCIALLY DWSI CAPITAL                  DWSII DREMAN SMALL DWSII GLOBAL
         CAP VALUE RESPONSIBLE GROWTH       GROWTH DWSI HEALTH CARE      MID CAP VALUE     THEMATIC
        SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT   SUBACCOUNT
------------------ ------------------ ------------ ---------------- ------------------ ------------
      $ 24,258,561          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
------------------ ------------------ ------------ ---------------- ------------------ ------------
        24,258,561            602,610    9,928,161        2,954,398         10,696,706    4,734,517
------------------ ------------------ ------------ ---------------- ------------------ ------------
                --                 --           --               --                 --           --
------------------ ------------------ ------------ ---------------- ------------------ ------------
                --                 --           --               --                 --           --
------------------ ------------------ ------------ ---------------- ------------------ ------------
      $ 24,258,561          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
================== ================== ============ ================ ================== ============
      $ 24,253,697          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
             4,864                 --           --               --                 --           --
------------------ ------------------ ------------ ---------------- ------------------ ------------
      $ 24,258,561          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
================== ================== ============ ================ ================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                          FIDELITY VIP
                                      DWSII GOVERNMENT &  FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP
                                       AGENCY SECURITIES    CONTRAFUND    APPRECIATION EQUITY-INCOME
                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ------------------ ------------- --------------- -------------
ASSETS:
  Investments at fair value                  $ 5,647,349 $ 264,096,436     $ 2,381,228 $ 237,379,610
                                      ------------------ ------------- --------------- -------------
       Total Assets                            5,647,349   264,096,436       2,381,228   237,379,610
                                      ------------------ ------------- --------------- -------------
LIABILITIES:
  Accrued fees                                        --            --              --            --
                                      ------------------ ------------- --------------- -------------
       Total Liabilities                              --            --              --            --
                                      ------------------ ------------- --------------- -------------
NET ASSETS                                   $ 5,647,349 $ 264,096,436     $ 2,381,228 $ 237,379,610
                                      ================== ============= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 5,647,349 $ 264,025,564     $ 2,381,228 $ 236,959,388
  Net assets from contracts in payout                 --        70,872              --       420,222
                                      ------------------ ------------- --------------- -------------
       Total Net Assets                      $ 5,647,349 $ 264,096,436     $ 2,381,228 $ 237,379,610
                                      ================== ============= =============== =============

The accompanying notes are an integral part of these financial statements.

                                                          FTVIPT FRANKLIN   FTVIPT FRANKLIN
FIDELITY VIP HIGH                        FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL
           INCOME FIDELITY VIP MID CAP INCOME SECURITIES       SECURITIES GROWTH SECURITIES SHARES SECURITIES
       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
     $ 28,813,104        $ 346,905,399      $ 48,715,164     $ 23,199,262      $ 46,170,327      $ 46,886,371
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
       28,813,104          346,905,399        48,715,164       23,199,262        46,170,327        46,886,371
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
               --                   --                --               --                --                --
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
               --                   --                --               --                --                --
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
     $ 28,813,104        $ 346,905,399      $ 48,715,164     $ 23,199,262      $ 46,170,327      $ 46,886,371
================= ==================== ================= ================ ================= =================
     $ 28,766,669        $ 346,744,901      $ 48,580,858     $ 23,199,262      $ 46,170,327      $ 46,886,371
           46,435              160,498           134,306               --                --                --
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
     $ 28,813,104        $ 346,905,399      $ 48,715,164     $ 23,199,262      $ 46,170,327      $ 46,886,371
================= ==================== ================= ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                        FTVIPT TEMPLETON
                                      DEVELOPING MARKETS   FTVIPT TEMPLETON  FTVIPT TEMPLETON    INVESCO V.I.
                                              SECURITIES FOREIGN SECURITIES GROWTH SECURITIES DIVIDEND GROWTH
                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                      ------------------ ------------------ ----------------- ---------------
ASSETS:
  Investments at fair value                 $ 34,095,115      $ 133,825,834      $ 27,508,417     $ 2,026,368
                                      ------------------ ------------------ ----------------- ---------------
       Total Assets                           34,095,115        133,825,834        27,508,417       2,026,368
                                      ------------------ ------------------ ----------------- ---------------
LIABILITIES:
  Accrued fees                                        --                 --                --              --
                                      ------------------ ------------------ ----------------- ---------------
       Total Liabilities                              --                 --                --              --
                                      ------------------ ------------------ ----------------- ---------------
NET ASSETS                                  $ 34,095,115      $ 133,825,834      $ 27,508,417     $ 2,026,368
                                      ================== ================== ================= ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 34,089,271      $ 133,807,934      $ 27,508,417     $ 2,026,368
  Net assets from contracts in payout              5,844             17,900                --              --
                                      ------------------ ------------------ ----------------- ---------------
       Total Net Assets                     $ 34,095,115      $ 133,825,834      $ 27,508,417     $ 2,026,368
                                      ================== ================== ================= ===============

The accompanying notes are an integral part of these financial statements.

                                       INVESCO V.I.      INVESCO V.I. INVESCO V.I.      INVESCO V.I.
 INVESCO V.I.                            VAN KAMPEN        VAN KAMPEN   VAN KAMPEN        VAN KAMPEN
S&P 500 INDEX INVESCO V.I. UTILITIES CAPITAL GROWTH EQUITY AND INCOME   GOVERNMENT GROWTH AND INCOME
   SUBACCOUNT             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
------------- ---------------------- -------------- ----------------- ------------ -----------------
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
------------- ---------------------- -------------- ----------------- ------------ -----------------
    7,379,716              2,340,520     15,074,925       145,446,901   27,619,127       130,864,665
------------- ---------------------- -------------- ----------------- ------------ -----------------
           --                     --             --                --           --                --
------------- ---------------------- -------------- ----------------- ------------ -----------------
           --                     --             --                --           --                --
------------- ---------------------- -------------- ----------------- ------------ -----------------
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
============= ====================== ============== ================= ============ =================
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
           --                     --             --                --           --                --
------------- ---------------------- -------------- ----------------- ------------ -----------------
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
============= ====================== ============== ================= ============ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                          INVESCO V.I.  JANUS ASPEN JANUS ASPEN GLOBAL
                                      VAN KAMPEN VALUE   ENTERPRISE         TECHNOLOGY JANUS ASPEN OVERSEAS
                                            SUBACCOUNT   SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                      ---------------- ------------ ------------------ --------------------
ASSETS:
  Investments at fair value               $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,389,889
                                      ---------------- ------------ ------------------ --------------------
       Total Assets                         10,217,449   17,466,737          8,113,403           91,389,889
                                      ---------------- ------------ ------------------ --------------------
LIABILITIES:
  Accrued fees                                      --           --                 --                   --
                                      ---------------- ------------ ------------------ --------------------
       Total Liabilities                            --           --                 --                   --
                                      ---------------- ------------ ------------------ --------------------
NET ASSETS                                $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,389,889
                                      ================ ============ ================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,278,407
  Net assets from contracts in payout               --           --                 --              111,482
                                      ---------------- ------------ ------------------ --------------------
       Total Net Assets                   $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,389,889
                                      ================ ============ ================== ====================

The accompanying notes are an integral part of these financial statements.

                                                                                                              LMPVET
                          LMPVET               LMPVET               LMPVET               LMPVET CLEARBRIDGE VARIABLE
JANUS ASPEN CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE        EQUITY INCOME
  WORLDWIDE    AGGRESSIVE GROWTH         APPRECIATION              CAPITAL    DIVIDEND STRATEGY              BUILDER
 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
----------- -------------------- -------------------- -------------------- -------------------- --------------------
$ 1,072,638        $ 497,935,929        $ 439,981,790        $ 103,730,472         $ 35,905,229        $ 130,583,124
----------- -------------------- -------------------- -------------------- -------------------- --------------------
  1,072,638          497,935,929          439,981,790          103,730,472           35,905,229          130,583,124
----------- -------------------- -------------------- -------------------- -------------------- --------------------
         --                   --                   --                   --                   --                   18
----------- -------------------- -------------------- -------------------- -------------------- --------------------
         --                   --                   --                   --                   --                   18
----------- -------------------- -------------------- -------------------- -------------------- --------------------
$ 1,072,638        $ 497,935,929        $ 439,981,790        $ 103,730,472         $ 35,905,229        $ 130,583,106
=========== ==================== ==================== ==================== ==================== ====================
$ 1,072,638        $ 497,698,010        $ 439,966,349        $ 103,729,317         $ 35,905,229        $ 130,541,192
         --              237,919               15,441                1,155                   --               41,914
----------- -------------------- -------------------- -------------------- -------------------- --------------------
$ 1,072,638        $ 497,935,929        $ 439,981,790        $ 103,730,472         $ 35,905,229        $ 130,583,106
=========== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                    LMPVET
                                      CLEARBRIDGE VARIABLE               LMPVET               LMPVET               LMPVET
                                               FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                             ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE         MID CAP CORE
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      -------------------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value                  $ 478,128,074        $ 124,995,190        $ 156,733,252         $ 61,152,307
                                      -------------------- -------------------- -------------------- --------------------
       Total Assets                            478,128,074          124,995,190          156,733,252           61,152,307
                                      -------------------- -------------------- -------------------- --------------------
LIABILITIES:
  Accrued fees                                          --                   --                   --                   --
                                      -------------------- -------------------- -------------------- --------------------
       Total Liabilities                                --                   --                   --                   --
                                      -------------------- -------------------- -------------------- --------------------
NET ASSETS                                   $ 478,128,074        $ 124,995,190        $ 156,733,252         $ 61,152,307
                                      ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 478,014,494        $ 124,983,071        $ 156,686,025         $ 61,139,535
  Net assets from contracts in payout              113,580               12,119               47,227               12,772
                                      -------------------- -------------------- -------------------- --------------------
       Total Net Assets                      $ 478,128,074        $ 124,995,190        $ 156,733,252         $ 61,152,307
                                      ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                             LMPVET GLOBAL
              LMPVET     CURRENTS VARIABLE LMPVET INVESTMENT             LMPVET             LMPVET             LMPVET
CLEARBRIDGE VARIABLE INTERNATIONAL ALL CAP  COUNSEL VARIABLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE
    SMALL CAP GROWTH           OPPORTUNITY  SOCIAL AWARENESS     ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%
          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
        $ 71,509,944          $ 63,636,148      $ 53,105,312       $ 97,750,305       $ 55,155,290       $ 33,646,055
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
          71,509,944            63,636,148        53,105,312         97,750,305         55,155,290         33,646,055
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
                  --                    --                --                 --                 --                 --
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
                  --                    --                --                 --                 --                 --
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
        $ 71,509,944          $ 63,636,148      $ 53,105,312       $ 97,750,305       $ 55,155,290       $ 33,646,055
==================== ===================== ================= ================== ================== ==================
        $ 71,499,314          $ 63,588,391      $ 53,105,312       $ 97,701,223       $ 55,155,290       $ 33,646,055
              10,630                47,757                --             49,082                 --                 --
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
        $ 71,509,944          $ 63,636,148      $ 53,105,312       $ 97,750,305       $ 55,155,290       $ 33,646,055
==================== ===================== ================= ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                       LMPVIT WESTERN        LMPVIT WESTERN
                                       ASSET VARIABLE        ASSET VARIABLE        LMPVIT WESTERN      LMPVIT WESTERN
                                      ADJUSTABLE RATE DIVERSIFIED STRATEGIC ASSET VARIABLE GLOBAL ASSET VARIABLE HIGH
                                               INCOME                INCOME       HIGH YIELD BOND              INCOME
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                      --------------- --------------------- --------------------- -------------------
ASSETS:
  Investments at fair value              $ 17,278,232          $ 31,610,349          $ 14,183,211       $ 144,770,864
                                      --------------- --------------------- --------------------- -------------------
       Total Assets                        17,278,232            31,610,349            14,183,211         144,770,864
                                      --------------- --------------------- --------------------- -------------------
LIABILITIES:
  Accrued fees                                     --                    --                    --                  --
                                      --------------- --------------------- --------------------- -------------------
       Total Liabilities                           --                    --                    --                  --
                                      --------------- --------------------- --------------------- -------------------
NET ASSETS                               $ 17,278,232          $ 31,610,349          $ 14,183,211       $ 144,770,864
                                      =============== ===================== ===================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 17,257,909          $ 31,610,349          $ 14,183,211       $ 144,725,866
  Net assets from contracts in payout          20,323                    --                    --              44,998
                                      --------------- --------------------- --------------------- -------------------
       Total Net Assets                  $ 17,278,232          $ 31,610,349          $ 14,183,211       $ 144,770,864
                                      =============== ===================== ===================== ===================

The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN  MIST AMERICAN MIST AMERICAN  MIST AMERICAN
ASSET VARIABLE FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK
STRATEGIC BOND     ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD
    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
-------------- -------------- ------------- -------------- ----------------- --------------
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 266,748,724  $ 150,232,781
-------------- -------------- ------------- -------------- ----------------- --------------
    33,724,247      2,255,436     2,214,066      1,220,961       266,748,724    150,232,781
-------------- -------------- ------------- -------------- ----------------- --------------
            --             --            --             --                --             --
-------------- -------------- ------------- -------------- ----------------- --------------
            --             --            --             --                --             --
-------------- -------------- ------------- -------------- ----------------- --------------
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 266,748,724  $ 150,232,781
============== ============== ============= ============== ================= ==============
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 263,985,242  $ 150,179,898
            --             --            --             --         2,763,482         52,883
-------------- -------------- ------------- -------------- ----------------- --------------
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 266,748,724  $ 150,232,781
============== ============== ============= ============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                                             MIST HARRIS
                                      MIST BLACKROCK MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                      LARGE CAP CORE         REAL ESTATE         CAP VALUE INTERNATIONAL
                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      -------------- ------------------- ----------------- -------------
ASSETS:
  Investments at fair value             $ 54,941,051        $ 86,851,730      $ 15,942,525  $ 89,505,876
                                      -------------- ------------------- ----------------- -------------
       Total Assets                       54,941,051          86,851,730        15,942,525    89,505,876
                                      -------------- ------------------- ----------------- -------------
LIABILITIES:
  Accrued fees                                    --                  --                --            --
                                      -------------- ------------------- ----------------- -------------
       Total Liabilities                          --                  --                --            --
                                      -------------- ------------------- ----------------- -------------
NET ASSETS                              $ 54,941,051        $ 86,851,730      $ 15,942,525  $ 89,505,876
                                      ============== =================== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 54,939,941        $ 86,840,220      $ 15,923,485  $ 89,498,153
  Net assets from contracts in payout          1,110              11,510            19,040         7,723
                                      -------------- ------------------- ----------------- -------------
       Total Net Assets                 $ 54,941,051        $ 86,851,730      $ 15,942,525  $ 89,505,876
                                      ============== =================== ================= =============

The accompanying notes are an integral part of these financial statements.

                                                 MIST LEGG MASON
    MIST INVESCO                   MIST LAZARD       CLEARBRIDGE MIST LEGG MASON MIST LOOMIS SAYLES
SMALL CAP GROWTH MIST JANUS FORTY      MID CAP AGGRESSIVE GROWTH    VALUE EQUITY     GLOBAL MARKETS
      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT        SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
---------------- ---------------- ------------ ----------------- --------------- ------------------
    $ 13,490,846    $ 563,298,004 $ 94,335,966         $ 194,775     $ 3,871,329      $ 169,859,208
---------------- ---------------- ------------ ----------------- --------------- ------------------
      13,490,846      563,298,004   94,335,966           194,775       3,871,329        169,859,208
---------------- ---------------- ------------ ----------------- --------------- ------------------
              --               --           --                --              --                 --
---------------- ---------------- ------------ ----------------- --------------- ------------------
              --               --           --                --              --                 --
---------------- ---------------- ------------ ----------------- --------------- ------------------
    $ 13,490,846    $ 563,298,004 $ 94,335,966         $ 194,775     $ 3,871,329      $ 169,859,208
================ ================ ============ ================= =============== ==================
    $ 13,490,846    $ 562,723,373 $ 94,325,791         $ 194,775     $ 3,871,329      $ 169,562,173
              --          574,631       10,175                --              --            297,035
---------------- ---------------- ------------ ----------------- --------------- ------------------
    $ 13,490,846    $ 563,298,004 $ 94,335,966         $ 194,775     $ 3,871,329      $ 169,859,208
================ ================ ============ ================= =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                      MIST LORD ABBETT  MIST LORD ABBETT MIST LORD ABBETT      MIST MET/EATON
                                        BOND DEBENTURE GROWTH AND INCOME    MID CAP VALUE VANCE FLOATING RATE
                                            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                      ---------------- ----------------- ---------------- -------------------
ASSETS:
  Investments at fair value               $ 69,771,604     $ 148,207,202     $ 59,037,980           $ 725,074
                                      ---------------- ----------------- ---------------- -------------------
       Total Assets                         69,771,604       148,207,202       59,037,980             725,074
                                      ---------------- ----------------- ---------------- -------------------
LIABILITIES:
  Accrued fees                                      --                --               --                  --
                                      ---------------- ----------------- ---------------- -------------------
       Total Liabilities                            --                --               --                  --
                                      ---------------- ----------------- ---------------- -------------------
NET ASSETS                                $ 69,771,604     $ 148,207,202     $ 59,037,980           $ 725,074
                                      ================ ================= ================ ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 69,766,370     $ 148,200,633     $ 59,022,900           $ 725,074
  Net assets from contracts in payout            5,234             6,569           15,080                  --
                                      ---------------- ----------------- ---------------- -------------------
       Total Net Assets                   $ 69,771,604     $ 148,207,202     $ 59,037,980           $ 725,074
                                      ================ ================= ================ ===================

The accompanying notes are an integral part of these financial statements.

MIST MET/FRANKLIN MIST MET/TEMPLETON      MIST METLIFE    MIST METLIFE      MIST METLIFE MIST MFS EMERGING
    MUTUAL SHARES             GROWTH BALANCED STRATEGY GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY
       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- ------------------ ----------------- --------------- ----------------- -----------------
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,623,154
----------------- ------------------ ----------------- --------------- ----------------- -----------------
          745,697         36,594,907        24,508,815      22,297,948        16,268,189       113,623,154
----------------- ------------------ ----------------- --------------- ----------------- -----------------
               --                 --                --              --                --                --
----------------- ------------------ ----------------- --------------- ----------------- -----------------
               --                 --                --              --                --                --
----------------- ------------------ ----------------- --------------- ----------------- -----------------
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,623,154
================= ================== ================= =============== ================= =================
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,614,048
               --                 --                --              --                --             9,106
----------------- ------------------ ----------------- --------------- ----------------- -----------------
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,623,154
================= ================== ================= =============== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                            MIST MORGAN                               MIST PIMCO
                                      MIST MFS RESEARCH STANLEY MID CAP     MIST OPPENHEIMER INFLATION PROTECTED
                                          INTERNATIONAL          GROWTH CAPITAL APPRECIATION                BOND
                                             SUBACCOUNT      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                      ----------------- --------------- -------------------- -------------------
ASSETS:
  Investments at fair value                $ 71,851,431    $ 18,023,005        $ 324,669,577       $ 110,311,164
                                      ----------------- --------------- -------------------- -------------------
       Total Assets                          71,851,431      18,023,005          324,669,577         110,311,164
                                      ----------------- --------------- -------------------- -------------------
LIABILITIES:
  Accrued fees                                       --              --                   --                  --
                                      ----------------- --------------- -------------------- -------------------
       Total Liabilities                             --              --                   --                  --
                                      ----------------- --------------- -------------------- -------------------
NET ASSETS                                 $ 71,851,431    $ 18,023,005        $ 324,669,577       $ 110,311,164
                                      ================= =============== ==================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 71,845,042    $ 18,023,005        $ 324,437,370       $ 110,209,557
  Net assets from contracts in payout             6,389              --              232,207             101,607
                                      ----------------- --------------- -------------------- -------------------
       Total Net Assets                    $ 71,851,431    $ 18,023,005        $ 324,669,577       $ 110,311,164
                                      ================= =============== ==================== ===================

The accompanying notes are an integral part of these financial statements.

MIST PIMCO TOTAL                       MIST PIONEER    MIST RCM MIST SSGA GROWTH MIST SSGA GROWTH
          RETURN MIST PIONEER FUND STRATEGIC INCOME  TECHNOLOGY   AND INCOME ETF              ETF
      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------- ----------------- ---------------- ----------- ---------------- ----------------
   $ 430,615,868      $ 48,832,317    $ 266,557,264 $ 2,724,803    $ 126,498,036    $ 156,916,020
---------------- ----------------- ---------------- ----------- ---------------- ----------------
     430,615,868        48,832,317      266,557,264   2,724,803      126,498,036      156,916,020
---------------- ----------------- ---------------- ----------- ---------------- ----------------
              --                --               --          --               --               --
---------------- ----------------- ---------------- ----------- ---------------- ----------------
              --                --               --          --               --               --
---------------- ----------------- ---------------- ----------- ---------------- ----------------
   $ 430,615,868      $ 48,832,317    $ 266,557,264 $ 2,724,803    $ 126,498,036    $ 156,916,020
================ ================= ================ =========== ================ ================
   $ 430,493,423      $ 48,799,775    $ 266,466,245 $ 2,724,803    $ 126,498,036    $ 156,916,020
         122,445            32,542           91,019          --               --               --
---------------- ----------------- ---------------- ----------- ---------------- ----------------
   $ 430,615,868      $ 48,832,317    $ 266,557,264 $ 2,724,803    $ 126,498,036    $ 156,916,020
================ ================= ================ =========== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                      MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN
                                          MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK
                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                      ------------------ ----------------- --------------- ---------------
ASSETS:
  Investments at fair value                  $ 3,627,883     $ 155,522,778     $ 2,845,882   $ 225,341,481
                                      ------------------ ----------------- --------------- ---------------
       Total Assets                            3,627,883       155,522,778       2,845,882     225,341,481
                                      ------------------ ----------------- --------------- ---------------
LIABILITIES:
  Accrued fees                                        --                --              --              --
                                      ------------------ ----------------- --------------- ---------------
       Total Liabilities                              --                --              --              --
                                      ------------------ ----------------- --------------- ---------------
NET ASSETS                                   $ 3,627,883     $ 155,522,778     $ 2,845,882   $ 225,341,481
                                      ================== ================= =============== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,627,883     $ 155,385,664     $ 2,845,882   $ 225,309,008
  Net assets from contracts in payout                 --           137,114              --          32,473
                                      ------------------ ----------------- --------------- ---------------
       Total Net Assets                      $ 3,627,883     $ 155,522,778     $ 2,845,882   $ 225,341,481
                                      ================== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

                           MSF BARCLAYS
       MORGAN STANLEY CAPITAL AGGREGATE     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
CAPITAL OPPORTUNITIES        BOND INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE
           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
          $ 1,463,366     $ 111,235,771     $ 114,976,088      $ 291,924,540 $ 263,504,413    $ 17,609,264
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
            1,463,366       111,235,771       114,976,088        291,924,540   263,504,413      17,609,264
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
                   --                --                --                 --            --              --
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
                   --                --                --                 --            --              --
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
          $ 1,463,366     $ 111,235,771     $ 114,976,088      $ 291,924,540 $ 263,504,413    $ 17,609,264
===================== ================= ================= ================== ============= ===============
          $ 1,463,366     $ 110,968,973     $ 114,967,278      $ 291,705,654 $ 262,862,542    $ 17,609,264
                   --           266,798             8,810            218,886       641,871              --
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
          $ 1,463,366     $ 111,235,771     $ 114,976,088      $ 291,924,540 $ 263,504,413    $ 17,609,264
===================== ================= ================= ================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                         MSF BLACKROCK
                                      LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE MSF FI VALUE
                                                GROWTH  MONEY MARKET             VALUE      LEADERS
                                            SUBACCOUNT    SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                      ---------------- ------------- ----------------- ------------
ASSETS:
  Investments at fair value              $ 268,487,543 $ 442,249,891      $ 46,053,005 $ 99,325,424
                                      ---------------- ------------- ----------------- ------------
       Total Assets                        268,487,543   442,249,891        46,053,005   99,325,424
                                      ---------------- ------------- ----------------- ------------
LIABILITIES:
  Accrued fees                                      --            --                --           --
                                      ---------------- ------------- ----------------- ------------
       Total Liabilities                            --            --                --           --
                                      ---------------- ------------- ----------------- ------------
NET ASSETS                               $ 268,487,543 $ 442,249,891      $ 46,053,005 $ 99,325,424
                                      ================ ============= ================= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 268,262,297 $ 442,097,888      $ 46,036,931 $ 99,324,004
  Net assets from contracts in payout          225,246       152,003            16,074        1,420
                                      ---------------- ------------- ----------------- ------------
       Total Net Assets                  $ 268,487,543 $ 442,249,891      $ 46,053,005 $ 99,325,424
                                      ================ ============= ================= ============

The accompanying notes are an integral part of these financial statements.

                                                                      MSF
                                                          MET/DIMENSIONAL                        MSF METLIFE
                    MSF LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL SMALL           MSF METLIFE CONSERVATIVE
MSF JENNISON GROWTH    SMALL CAP CORE   MID CAP VALUE             COMPANY AGGRESSIVE ALLOCATION   ALLOCATION
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT   SUBACCOUNT
------------------- ----------------- --------------- ------------------- --------------------- ------------
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,743,047 $ 38,552,233
------------------- ----------------- --------------- ------------------- --------------------- ------------
         56,595,399           628,433       2,194,400             108,458            55,743,047   38,552,233
------------------- ----------------- --------------- ------------------- --------------------- ------------
                 --                --              --                  --                    --           --
------------------- ----------------- --------------- ------------------- --------------------- ------------
                 --                --              --                  --                    --           --
------------------- ----------------- --------------- ------------------- --------------------- ------------
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,743,047 $ 38,552,233
=================== ================= =============== =================== ===================== ============
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,716,726 $ 38,552,233
                 --                --              --                  --                26,321           --
------------------- ----------------- --------------- ------------------- --------------------- ------------
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,743,047 $ 38,552,233
=================== ================= =============== =================== ===================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                              MSF METLIFE                                               MSF METLIFE
                                          CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE           MODERATE TO
                                      MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                                               SUBACCOUNT      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                      ------------------- --------------- ------------------- ---------------------
ASSETS:
  Investments at fair value                  $ 92,534,789     $ 7,903,300       $ 427,765,478         $ 359,791,293
                                      ------------------- --------------- ------------------- ---------------------
       Total Assets                            92,534,789       7,903,300         427,765,478           359,791,293
                                      ------------------- --------------- ------------------- ---------------------
LIABILITIES:
  Accrued fees                                         --              --                  --                    --
                                      ------------------- --------------- ------------------- ---------------------
       Total Liabilities                               --              --                  --                    --
                                      ------------------- --------------- ------------------- ---------------------
NET ASSETS                                   $ 92,534,789     $ 7,903,300       $ 427,765,478         $ 359,791,293
                                      =================== =============== =================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 92,530,130     $ 7,903,300       $ 427,765,478         $ 359,791,293
  Net assets from contracts in payout               4,659              --                  --                    --
                                      ------------------- --------------- ------------------- ---------------------
       Total Net Assets                      $ 92,534,789     $ 7,903,300       $ 427,765,478         $ 359,791,293
                                      =================== =============== =================== =====================

The accompanying notes are an integral part of these financial statements.

                                                                  MSF NEUBERGER
MSF METLIFE STOCK MSF MFS TOTAL               MSF MORGAN STANLEY BERMAN MID CAP MSF OPPENHEIMER
            INDEX        RETURN MSF MFS VALUE         EAFE INDEX          VALUE   GLOBAL EQUITY
       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
----------------- ------------- ------------- ------------------ -------------- ---------------
    $ 807,958,649 $ 594,788,580  $ 73,901,755       $ 72,320,627   $ 18,962,920   $ 371,423,984
----------------- ------------- ------------- ------------------ -------------- ---------------
      807,958,649   594,788,580    73,901,755         72,320,627     18,962,920     371,423,984
----------------- ------------- ------------- ------------------ -------------- ---------------
               --            --            --                 --             --              --
----------------- ------------- ------------- ------------------ -------------- ---------------
               --            --            --                 --             --              --
----------------- ------------- ------------- ------------------ -------------- ---------------
    $ 807,958,649 $ 594,788,580  $ 73,901,755       $ 72,320,627   $ 18,962,920   $ 371,423,984
================= ============= ============= ================== ============== ===============
    $ 807,152,076 $ 594,362,633  $ 73,874,467       $ 72,210,542   $ 18,962,920   $ 371,302,174
          806,573       425,947        27,288            110,085             --         121,810
----------------- ------------- ------------- ------------------ -------------- ---------------
    $ 807,958,649 $ 594,788,580  $ 73,901,755       $ 72,320,627   $ 18,962,920   $ 371,423,984
================= ============= ============= ================== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                                              MSF WESTERN ASSET
                                      MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC
                                                 INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      ---------------- ----------------- ----------------- --------------------
ASSETS:
  Investments at fair value              $ 109,316,701      $ 48,700,718     $ 105,806,004          $ 8,424,280
                                      ---------------- ----------------- ----------------- --------------------
       Total Assets                        109,316,701        48,700,718       105,806,004            8,424,280
                                      ---------------- ----------------- ----------------- --------------------
LIABILITIES:
  Accrued fees                                      --                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Liabilities                            --                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
NET ASSETS                               $ 109,316,701      $ 48,700,718     $ 105,806,004          $ 8,424,280
                                      ================ ================= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 109,217,357      $ 48,694,712     $ 105,796,333          $ 8,412,999
  Net assets from contracts in payout           99,344             6,006             9,671               11,281
                                      ---------------- ----------------- ----------------- --------------------
       Total Net Assets                  $ 109,316,701      $ 48,700,718     $ 105,806,004          $ 8,424,280
                                      ================ ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET
  MANAGEMENT U.S.                  PIONEER VCT CULLEN      PIONEER VCT PIONEER VCT EQUITY
       GOVERNMENT PIONEER VCT BOND              VALUE EMERGING MARKETS             INCOME PIONEER VCT FUND
       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
    $ 173,254,111     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
      173,254,111       28,692,304         14,111,087       26,221,434         21,292,601       29,482,803
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
               --               --                 --               --                 --               --
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
               --               --                 --               --                 --               --
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
    $ 173,254,111     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
================= ================ ================== ================ ================== ================
    $ 173,177,822     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
           76,289               --                 --               --                 --               --
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
    $ 173,254,111     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
================= ================ ================== ================ ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED) DECEMBER 31, 2010

                                            PIONEER VCT       PIONEER VCT
                                               IBBOTSON IBBOTSON MODERATE   PIONEER VCT PIONEER VCT REAL
                                      GROWTH ALLOCATION        ALLOCATION MID CAP VALUE    ESTATE SHARES
                                             SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ----------------- ----------------- ------------- ----------------
ASSETS:
  Investments at fair value               $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
                                      ----------------- ----------------- ------------- ----------------
       Total Assets                         246,699,062       134,202,065    43,769,962       15,025,737
                                      ----------------- ----------------- ------------- ----------------
LIABILITIES:
  Accrued fees                                       --                --            --               --
                                      ----------------- ----------------- ------------- ----------------
       Total Liabilities                             --                --            --               --
                                      ----------------- ----------------- ------------- ----------------
NET ASSETS                                $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
                                      ================= ================= ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
  Net assets from contracts in payout                --                --            --               --
                                      ----------------- ----------------- ------------- ----------------
       Total Net Assets                   $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
                                      ================= ================= ============= ================

The accompanying notes are an integral part of these financial statements.

                                         WELLS FARGO VT
UIF CAPITAL GROWTH UIF U.S. REAL ESTATE SMALL CAP VALUE
        SUBACCOUNT           SUBACCOUNT      SUBACCOUNT
------------------ -------------------- ---------------
       $ 9,543,702         $ 20,965,294     $ 4,028,620
------------------ -------------------- ---------------
         9,543,702           20,965,294       4,028,620
------------------ -------------------- ---------------
                --                   --              --
------------------ -------------------- ---------------
                --                   --              --
------------------ -------------------- ---------------
       $ 9,543,702         $ 20,965,294     $ 4,028,620
================== ==================== ===============
       $ 9,543,702         $ 20,965,294     $ 4,028,620
                --                   --              --
------------------ -------------------- ---------------
       $ 9,543,702         $ 20,965,294     $ 4,028,620
================== ==================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                             ALLIANCEBERNSTEIN
                                            ALGER CAPITAL      GLOBAL THEMATIC                 AMERICAN FUNDS
                                             APPRECIATION               GROWTH  AMERICAN FUNDS  GLOBAL GROWTH
                                               SUBACCOUNT           SUBACCOUNT BOND SUBACCOUNT     SUBACCOUNT
                                            ---------------- ----------------- --------------- -----------------
INVESTMENT INCOME:
      Dividends                                   $ 8,997             $ 26,859       $ 314,823    $ 2,864,786
                                            ---------------- ----------------- --------------- -----------------
EXPENSES:
      Mortality and expense risk
        and other charges                          70,988               21,208         141,746      3,138,345
      Administrative charges                        5,952                2,042          14,476        280,296
                                            ---------------- ----------------- --------------- -----------------
        Total expenses                             76,940               23,250         156,222      3,418,641
                                            ---------------- ----------------- --------------- -----------------
           Net investment income (loss)           (67,943)               3,609         158,601       (553,855)
                                            ---------------- ----------------- --------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                      --                   --              --             --
      Realized gains (losses) on sale of
        investments                               178,608               16,193         148,859      1,589,140
                                            ---------------- ----------------- --------------- -----------------
           Net realized gains (losses)            178,608               16,193         148,859      1,589,140
                                            ---------------- ----------------- --------------- -----------------
      Change in unrealized gains (losses)
        on investments                            280,529              187,540         103,505     16,984,169
                                            ---------------- ----------------- --------------- -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                               459,137              203,733         252,364     18,573,309
                                            ---------------- ----------------- --------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations               $ 391,194            $ 207,342       $ 410,965   $ 18,019,454
                                            ================ ================= =============== =================
(a) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS                                      CREDIT SUISSE TRUST
  GLOBAL SMALL AMERICAN FUNDS    AMERICAN FUNDS    INTERNATIONAL EQUITY    DELAWARE VIP SMALL      DREYFUS SOCIALLY
CAPITALIZATION         GROWTH     GROWTH-INCOME                FLEX III             CAP VALUE    RESPONSIBLE GROWTH
    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
     $ 117,033    $ 2,851,950       $ 5,036,350                 $ 1,158             $ 140,801               $ 4,316
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
        94,599      6,677,104         5,858,727                  21,235               257,529                10,826
         9,678        584,451           514,981                   1,674                14,252                   874
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
       104,277      7,261,555         6,373,708                  22,909               271,781                11,700
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
        12,756     (4,409,605)       (1,337,358)                (21,751)             (130,980)               (7,384)
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
            --             --                --                      --                    --                    --
       135,530     (7,054,805)       (6,247,668)                    289               451,019                16,694
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
       135,530     (7,054,805)       (6,247,668)                    289               451,019                16,694
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
     1,093,615     74,184,062        38,539,941                 141,267             5,580,834                60,428
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
     1,229,145     67,129,257        32,292,273                 141,556             6,031,853                77,122
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
   $ 1,241,901   $ 62,719,652      $ 30,954,915               $ 119,805           $ 5,900,873              $ 69,738
============== ================= ================= ======================= ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED) FOR THE YEAR ENDED DECEMBER 31, 2010

                                           DWSI CAPITAL                        DWSII DREMAN SMALL    DWSII GLOBAL
                                                 GROWTH    DWSI HEALTH CARE         MID CAP VALUE        THEMATIC
                                             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT      SUBACCOUNT
                                           --------------- ------------------- --------------------- ---------------
INVESTMENT INCOME:
     Dividends                                 $ 56,385                $ --              $ 97,811        $ 27,915
                                           --------------- ------------------- --------------------- ---------------
EXPENSES:
     Mortality and expense risk
        and other charges                       176,916              53,959               190,539          82,853
     Administrative charges                      14,563               4,307                15,671           6,765
                                           --------------- ------------------- --------------------- ---------------
        Total expenses                          191,479              58,266               206,210          89,618
                                           --------------- ------------------- --------------------- ---------------
           Net investment income (loss)        (135,094)            (58,266)             (108,399)        (61,703)
                                           --------------- ------------------- --------------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                     --             200,888                    --              --
     Realized gains (losses) on sale of
        investments                             104,944             (33,330)           (1,016,153)       (509,135)
                                           --------------- ------------------- --------------------- ---------------
           Net realized gains (losses)          104,944             167,558            (1,016,153)       (509,135)
                                           --------------- ------------------- --------------------- ---------------
     Change in unrealized gains (losses)
        on investments                        1,274,089              52,984             3,059,457       1,020,140
                                           --------------- ------------------- --------------------- ---------------
     Net realized and change in
        unrealized gains (losses) on
        investments                           1,379,033             220,542             2,043,304         511,005
                                           --------------- ------------------- --------------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations           $ 1,243,939           $ 162,276           $ 1,934,905       $ 449,302
                                           =============== =================== ===================== ===============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                      FIDELITY VIP
DWSII GOVERNMENT & FIDELITY VIP    DYNAMIC CAPITAL     FIDELITY VIP    FIDELITY VIP HIGH
 AGENCY SECURITIES   CONTRAFUND       APPRECIATION    EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP
        SUBACCOUNT   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
         $ 268,034  $ 2,499,876            $ 5,785      $ 4,035,791          $ 2,165,700               $ 376,930
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           109,575    3,627,520             36,105        2,838,102              362,685               4,453,959
             9,115      217,411              2,713           18,680                   92                 264,358
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           118,690    3,844,931             38,818        2,856,782              362,777               4,718,317
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           149,344   (1,345,055)           (33,033)       1,179,009            1,802,923              (4,341,387)
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
                --      111,288                 --               --                   --               1,026,946
            84,828   (9,454,598)           (20,001)      (9,599,328)            (936,703)                172,923
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
            84,828   (9,343,310)           (20,001)      (9,599,328)            (936,703)              1,199,869
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
            25,839   46,170,351            401,913       37,415,691            2,664,156              78,337,317
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           110,667   36,827,041            381,912       27,816,363            1,727,453              79,537,186
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
         $ 260,011 $ 35,481,986          $ 348,879     $ 28,995,372          $ 3,530,376            $ 75,195,799
================== =============== ================== ================ ==================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                  FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                              FTVIPT FRANKLIN    RISING DIVIDENDS        SMALL-MID CAP        FTVIPT MUTUAL
                                           INCOME SECURITIES          SECURITIES    GROWTH SECURITIES    SHARES SECURITIES
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------- ------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                    $ 2,878,872           $ 346,028                 $ --            $ 728,455
                                            -------------------- ------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        and other charges                             736,440             389,085              711,377              709,262
     Administrative charges                            67,834              32,395               56,144               71,203
                                            -------------------- ------------------- -------------------- --------------------
        Total expenses                                804,274             421,480              767,521              780,465
                                            -------------------- ------------------- -------------------- --------------------
           Net investment income (loss)             2,074,598             (75,452)            (767,521)             (52,010)
                                            -------------------- ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                  --                   --                   --
     Realized gains (losses) on sale of
        investments                                  (489,543)            (31,739)            (262,490)          (1,236,788)
                                            -------------------- ------------------- -------------------- --------------------
           Net realized gains (losses)               (489,543)            (31,739)            (262,490)          (1,236,788)
                                            -------------------- ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              3,049,873           3,803,693           10,869,222            5,408,439
                                            -------------------- ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 2,560,330           3,771,954           10,606,732            4,171,651
                                            -------------------- ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 4,634,928         $ 3,696,502          $ 9,839,211          $ 4,119,641
                                            ==================== =================== ==================== ====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

  FTVIPT TEMPLETON
DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON       INVESCO V.I.     INVESCO V.I.
        SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    DIVIDEND GROWTH    S&P 500 INDEX    INVESCO V.I. UTILITIES
        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT       SUBACCOUNT                SUBACCOUNT
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
         $ 482,490           $ 2,504,672            $ 384,488           $ 32,149        $ 116,062                  $ 89,836
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
           362,224             2,215,117              414,438             41,197          130,709                    44,407
               700               173,111               41,735              3,101           10,353                     3,625
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
           362,924             2,388,228              456,173             44,298          141,062                    48,032
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
           119,566               116,444              (71,685)           (12,149)         (25,000)                   41,804
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
                --                    --                   --                 --               --                        --
          (589,746)           (1,627,120)          (1,309,781)           (10,784)         (14,696)                 (145,542)
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
          (589,746)           (1,627,120)          (1,309,781)           (10,784)         (14,696)                 (145,542)
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
         5,062,261             9,126,821            2,692,161            182,488          857,398                   196,988
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
         4,472,515             7,499,701            1,382,380            171,704          842,702                    51,446
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
       $ 4,592,081           $ 7,616,145          $ 1,310,695          $ 159,555        $ 817,702                  $ 93,250
===================== ===================== ==================== ================== ================ =========================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                              INVESCO V.I.         INVESCO V.I. INVESCO V.I.         INVESCO V.I.
                                                VAN KAMPEN           VAN KAMPEN   VAN KAMPEN           VAN KAMPEN
                                            CAPITAL GROWTH    EQUITY AND INCOME   GOVERNMENT    GROWTH AND INCOME
                                                SUBACCOUNT           SUBACCOUNT   SUBACCOUNT           SUBACCOUNT
                                            ----------------- ----------------- --------------- --------------------
INVESTMENT INCOME:
      Dividends                                       $ --          $ 2,846,229     $ 61,739            $ 141,656
                                            ----------------- ----------------- --------------- --------------------
EXPENSES:
      Mortality and expense risk
        and other charges                          249,262            2,141,742      466,155            1,987,835
      Administrative charges                        21,881              214,276       43,999              197,401
                                            ----------------- ----------------- --------------- --------------------
        Total expenses                             271,143            2,356,018      510,154            2,185,236
                                            ----------------- ----------------- --------------- --------------------
           Net investment income (loss)           (271,143)             490,211     (448,415)          (2,043,580)
                                            ----------------- ----------------- --------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                   --           --                   --
      Realized gains (losses) on sale of
        investments                                301,473              279,311     (122,264)            (395,317)
                                            ----------------- ----------------- --------------- --------------------
           Net realized gains (losses)             301,473              279,311     (122,264)            (395,317)
                                            ----------------- ----------------- --------------- --------------------
      Change in unrealized gains (losses)
        on investments                           2,322,098           12,898,906    1,508,583           14,938,113
                                            ----------------- ----------------- --------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                              2,623,571           13,178,217    1,386,319           14,542,796
                                            ----------------- ----------------- --------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations              $ 2,352,428         $ 13,668,428    $ 937,904         $ 12,499,216
                                            ================= ================= =============== ====================
(a) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.

                                                                                                              LMPVET
    INVESCO V.I.    JANUS ASPEN    JANUS ASPEN GLOBAL                            JANUS ASPEN    CLEARBRIDGE VARIABLE
VAN KAMPEN VALUE     ENTERPRISE            TECHNOLOGY    JANUS ASPEN OVERSEAS      WORLDWIDE       AGGRESSIVE GROWTH
      SUBACCOUNT     SUBACCOUNT            SUBACCOUNT              SUBACCOUNT     SUBACCOUNT              SUBACCOUNT
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
       $ 155,572           $ --                  $ --               $ 447,454        $ 5,239               $ 617,235
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
         155,494        234,157               112,572               1,076,714          6,451               6,917,063
          15,246         19,917                10,819                  12,793             70                 628,242
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
         170,740        254,074               123,391               1,089,507          6,521               7,545,305
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
         (15,168)      (254,074)             (123,391)               (642,053)        (1,282)             (6,928,070)
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
              --             --                    --                      --             --                      --
        (778,087)       258,482               181,469               1,861,041          1,309               6,702,148
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
        (778,087)       258,482               181,469               1,861,041          1,309               6,702,148
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
       2,062,178      3,508,107             1,396,758              16,334,161        148,399              98,338,740
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
       1,284,091      3,766,589             1,578,227              18,195,202        149,708             105,040,888
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
     $ 1,268,923    $ 3,512,515           $ 1,454,836            $ 17,553,149      $ 148,426            $ 98,112,818
=================== ============== ===================== ======================= ============== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                                            LMPVET
                                                          LMPVET                LMPVET                LMPVET  CLEARBRIDGE VARIABLE
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE         EQUITY INCOME
                                                    APPRECIATION               CAPITAL     DIVIDEND STRATEGY               BUILDER
                                                      SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                      $ 6,616,191             $ 819,346             $ 992,790           $ 4,795,867
                                            --------------------- --------------------- --------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        and other charges                              6,314,692             1,844,489               523,390             2,249,056
      Administrative charges                             635,509               151,570                54,074               193,919
                                            --------------------- --------------------- --------------------- ---------------------
        Total expenses                                 6,950,201             1,996,059               577,464             2,442,975
                                            --------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)                 (334,010)           (1,176,713)              415,326             2,352,892
                                            --------------------- --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                             --                    --                    --                    --
      Realized gains (losses) on sale of
        investments                                   (3,121,686)           (6,452,833)             (952,727)           (7,969,898)
                                            --------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)                (3,121,686)           (6,452,833)             (952,727)           (7,969,898)
                                            --------------------- --------------------- --------------------- ---------------------
      Change in unrealized gains (losses)
        on investments                                47,745,051            17,320,180             3,962,276            17,833,567
                                            --------------------- --------------------- --------------------- ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                   44,623,365            10,867,347             3,009,549             9,863,669
                                            --------------------- --------------------- --------------------- ---------------------
      Net increase (decrease) in net assets
        resulting from operations                   $ 44,289,355           $ 9,690,634           $ 3,424,875          $ 12,216,561
                                            ===================== ===================== ===================== =====================

(a) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.

              LMPVET                                                                                                  LMPVET GLOBAL
CLEARBRIDGE VARIABLE                LMPVET                LMPVET                LMPVET                LMPVET      CURRENTS VARIABLE
         FUNDAMENTAL  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  INTERNATIONAL ALL CAP
       ALL CAP VALUE      LARGE CAP GROWTH       LARGE CAP VALUE          MID CAP CORE      SMALL CAP GROWTH            OPPORTUNITY
          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
         $ 7,577,362             $ 143,191           $ 4,589,786                  $ --                  $ --              $ 994,347
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
           6,596,669             1,889,305             2,080,003               919,512             1,017,982                783,293
             603,194               164,319               202,634                88,779                83,028                 73,840
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
           7,199,863             2,053,624             2,282,637             1,008,291             1,101,010                857,133
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
             377,499            (1,910,433)            2,307,149            (1,008,291)           (1,101,010)               137,214
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
                  --                    --                    --                    --                    --                     --
         (11,642,764)            1,335,252            (7,356,198)           (1,361,702)             (608,442)            (9,747,311)
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
         (11,642,764)            1,335,252            (7,356,198)           (1,361,702)             (608,442)            (9,747,311)
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
          74,789,279             9,765,605            16,477,195            13,365,732            15,605,574             10,484,449
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
          63,146,515            11,100,857             9,120,997            12,004,030            14,997,132                737,138
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
        $ 63,524,014           $ 9,190,424          $ 11,428,146          $ 10,995,739          $ 13,896,122              $ 874,352
===================== ===================== ===================== ===================== ===================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           LMPVET INVESTMENT                LMPVET                LMPVET                LMPVET
                                            COUNSEL VARIABLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                            SOCIAL AWARENESS        ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                     $ 685,120           $ 2,873,406           $ 1,104,057             $ 513,996
                                           -------------------- --------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        and other charges                            671,538             1,326,568               692,280               417,193
     Administrative charges                           26,569               148,879                81,454                49,223
                                           -------------------- --------------------- --------------------- ---------------------
        Total expenses                               698,107             1,475,447               773,734               466,416
                                           -------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)              (12,987)            1,397,959               330,323                47,580
                                           -------------------- --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                    --                    --                    --
     Realized gains (losses) on sale of
        investments                                 (536,891)             (901,195)           (1,479,910)           (1,085,412)
                                           -------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)              (536,891)             (901,195)           (1,479,910)           (1,085,412)
                                           -------------------- --------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                             5,831,936            11,231,101             7,924,246             5,281,628
                                           -------------------- --------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                5,295,045            10,329,906             6,444,336             4,196,216
                                           -------------------- --------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 5,282,058          $ 11,727,865           $ 6,774,659           $ 4,243,796
                                           ==================== ===================== ===================== =====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

 LMPVIT WESTERN           LMPVIT WESTERN
 ASSET VARIABLE           ASSET VARIABLE           LMPVIT WESTERN         LMPVIT WESTERN    LMPVIT WESTERN     MIST AMERICAN
ADJUSTABLE RATE    DIVERSIFIED STRATEGIC    ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    ASSET VARIABLE    FUNDS BALANCED
         INCOME                   INCOME          HIGH YIELD BOND                 INCOME    STRATEGIC BOND        ALLOCATION
     SUBACCOUNT               SUBACCOUNT               SUBACCOUNT             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
      $ 187,671              $ 1,171,146              $ 1,203,579           $ 13,557,743         $ 934,426          $ 12,771
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
        294,551                  495,973                  252,521              2,198,526           594,881            12,637
         23,837                   50,267                   21,840                218,085            51,907                63
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
        318,388                  546,240                  274,361              2,416,611           646,788            12,700
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
       (130,717)                 624,906                  929,218             11,141,132           287,638                71
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
             --                       --                       --                     --                --               548
       (427,547)                (594,467)                (121,557)            (4,651,900)         (445,182)           25,398
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
       (427,547)                (594,467)                (121,557)            (4,651,900)         (445,182)           25,946
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
      1,781,177                3,137,491                  942,982             13,775,758         3,374,733           154,922
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
      1,353,630                2,543,024                  821,425              9,123,858         2,929,551           180,868
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
    $ 1,222,913              $ 3,167,930              $ 1,750,643           $ 20,264,990       $ 3,217,189         $ 180,939
================== ======================== ======================== ====================== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           MIST AMERICAN     MIST AMERICAN
                                            FUNDS GROWTH    FUNDS MODERATE MIST BATTERYMARCH    MIST BLACKROCK
                                              ALLOCATION        ALLOCATION GROWTH AND INCOME        HIGH YIELD
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           ---------------- -------------- -------------------- --------------
INVESTMENT INCOME:
     Dividends                                   $ 8,699          $ 13,404       $ 3,680,736       $ 7,234,857
                                           ---------------- -------------- -------------------- --------------
EXPENSES:
     Mortality and expense risk
        and other charges                         12,170             8,025         3,019,755         1,870,143
     Administrative charges                           34                20                --           125,115
                                           ---------------- -------------- -------------------- --------------
        Total expenses                            12,204             8,045         3,019,755         1,995,258
                                           ---------------- -------------- -------------------- --------------
           Net investment income (loss)           (3,505)            5,359           660,981         5,239,599
                                           ---------------- -------------- -------------------- --------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --                --                --                --
     Realized gains (losses) on sale of
        investments                                8,068             9,709       (10,240,101)          901,510
                                           ---------------- -------------- -------------------- --------------
           Net realized gains (losses)             8,068             9,709       (10,240,101)          901,510
                                           ---------------- -------------- -------------------- --------------
     Change in unrealized gains (losses)
        on investments                           185,024            78,407        39,348,882        10,530,966
                                           ---------------- -------------- -------------------- --------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              193,092            88,116        29,108,781        11,432,476
                                           ---------------- -------------- -------------------- --------------
     Net increase (decrease) in net assets
        resulting from operations              $ 189,587          $ 93,475      $ 29,769,762      $ 16,672,075
                                           ================ ============== ==================== ==============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS
MIST BLACKROCK    MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK        MIST INVESCO
LARGE CAP CORE            REAL ESTATE            CAP VALUE    INTERNATIONAL    SMALL CAP GROWTH    MIST JANUS FORTY
    SUBACCOUNT             SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     $ 662,742            $ 6,972,223            $ 127,588      $ 1,805,026                $ --        $ 10,422,924
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       766,652              1,248,667              228,321        1,302,548             186,357           6,918,045
        74,715                 85,040               14,451          105,349              12,339             127,778
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       841,367              1,333,707              242,772        1,407,897             198,696           7,045,823
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
      (178,625)             5,638,516             (115,184)         397,129            (198,696)          3,377,101
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
            --                     --                   --               --                  --                  --
    (3,506,436)            (8,036,890)             312,797       (4,180,346)              7,435         (16,861,264)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    (3,506,436)            (8,036,890)             312,797       (4,180,346)              7,435         (16,861,264)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     9,129,288             13,628,349            2,143,925       15,582,634           2,462,245          54,896,156
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     5,622,852              5,591,459            2,456,722       11,402,288           2,469,680          38,034,892
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
   $ 5,444,227           $ 11,229,975          $ 2,341,538     $ 11,799,417         $ 2,270,984        $ 41,411,993
================= ====================== ==================== ================ =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                             MIST LEGG MASON
                                            MIST LAZARD          CLEARBRIDGE    MIST LEGG MASON    MIST LOOMIS SAYLES
                                                MID CAP    AGGRESSIVE GROWTH       VALUE EQUITY        GLOBAL MARKETS
                                             SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                           --------------- -------------------- ------------------ ---------------------
INVESTMENT INCOME:
     Dividends                                $ 956,689                 $ --           $ 89,375           $ 5,667,807
                                           --------------- -------------------- ------------------ ---------------------
EXPENSES:
     Mortality and expense risk
        and other charges                     1,201,741                1,124             74,667             1,985,420
     Administrative charges                      68,870                    2              5,977                 1,368
                                           --------------- -------------------- ------------------ ---------------------
        Total expenses                        1,270,611                1,126             80,644             1,986,788
                                           --------------- -------------------- ------------------ ---------------------
           Net investment income (loss)        (313,922)              (1,126)             8,731             3,681,019
                                           --------------- -------------------- ------------------ ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                     --                   --                 --                    --
     Realized gains (losses) on sale of
        investments                          (1,295,722)              19,968           (322,395)           (1,563,612)
                                           --------------- -------------------- ------------------ ---------------------
           Net realized gains (losses)       (1,295,722)              19,968           (322,395)           (1,563,612)
                                           --------------- -------------------- ------------------ ---------------------
     Change in unrealized gains (losses)
        on investments                       18,900,946                 (313)           473,865            28,673,404
                                           --------------- -------------------- ------------------ ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                          17,605,224               19,655            151,470            27,109,792
                                           --------------- -------------------- ------------------ ---------------------
     Net increase (decrease) in net assets
        resulting from operations          $ 17,291,302             $ 18,529          $ 160,201          $ 30,790,811
                                           =============== ==================== ================== =====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT  MIST LORD ABBETT    MIST LORD ABBETT         MIST MET/EATON    MIST MET/FRANKLIN    MIST MET/TEMPLETON
  BOND DEBENTURE GROWTH AND INCOME       MID CAP VALUE    VANCE FLOATING RATE        MUTUAL SHARES                GROWTH
      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT (a)           SUBACCOUNT        SUBACCOUNT (a)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
     $ 4,481,203       $ 1,530,429           $ 344,073                   $ --                 $ --                  $ --
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
         999,436         2,420,397             988,088                  3,593               10,212               408,566
          92,191           189,629              80,685                    306                  848                35,838
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       1,091,627         2,610,026           1,068,773                  3,899               11,060               444,404
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       3,389,576        (1,079,597)           (724,700)                (3,899)             (11,060)             (444,404)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
              --                --                  --                     --                7,385                    --
         954,869        (9,512,542)         (5,567,525)                   965               11,849              (108,183)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
         954,869        (9,512,542)         (5,567,525)                   965               19,234              (108,183)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       3,147,896        30,874,618          18,071,963                 19,386               43,651             2,086,882
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       4,102,765        21,362,076          12,504,438                 20,351               62,885             1,978,699
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
     $ 7,492,341      $ 20,282,479        $ 11,779,738               $ 16,452             $ 51,825           $ 1,534,295
================ ==================== =================== ====================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                MIST METLIFE    MIST METLIFE         MIST METLIFE MIST MFS EMERGING
                                           BALANCED STRATEGY GROWTH STRATEGY    MODERATE STRATEGY    MARKETS EQUITY
                                                  SUBACCOUNT      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                           ----------------- ------------------ ----------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 513,173       $ 396,083            $ 375,244       $ 1,173,265
                                           ----------------- ------------------ ----------------- --------------------
EXPENSES:
     Mortality and expense risk
        and other charges                            436,756         411,684              276,458         1,744,438
     Administrative charges                           35,794          33,370               22,499           148,234
                                           ----------------- ------------------ ----------------- --------------------
        Total expenses                               472,550         445,054              298,957         1,892,672
                                           ----------------- ------------------ ----------------- --------------------
           Net investment income (loss)               40,623         (48,971)              76,287          (719,407)
                                           ----------------- ------------------ ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --              --                   --                --
     Realized gains (losses) on sale of
        investments                                  726,119       1,116,501              371,000          (753,108)
                                           ----------------- ------------------ ----------------- --------------------
           Net realized gains (losses)               726,119       1,116,501              371,000          (753,108)
                                           ----------------- ------------------ ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                             1,822,350       1,639,449            1,067,659        21,914,501
                                           ----------------- ------------------ ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                2,548,469       2,755,950            1,438,659        21,161,393
                                           ----------------- ------------------ ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 2,589,092     $ 2,706,979          $ 1,514,946      $ 20,441,986
                                           ================= ================== ================= ====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                         MIST MORGAN                                     MIST PIMCO
MIST MFS RESEARCH    STANLEY MID CAP        MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO
    INTERNATIONAL             GROWTH    CAPITAL APPRECIATION                   BOND TOTAL RETURN MIST PIONEER FUND
       SUBACCOUNT         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
      $ 1,246,657           $ 20,330             $ 2,151,669            $ 2,792,955 $ 16,372,764         $ 435,428
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
        1,134,758            285,557               3,998,177              1,757,534    7,068,534           592,905
           91,037             25,304                  34,100                124,431      552,210            49,726
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
        1,225,795            310,861               4,032,277              1,881,965    7,620,744           642,631
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
           20,862           (290,531)             (1,880,608)               910,990    8,752,020          (207,203)
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
               --                 --                      --              2,937,743    2,470,015                --
       (6,143,246)           179,082             (14,461,639)             1,553,112   11,255,529           836,067
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
       (6,143,246)           179,082             (14,461,639)             4,490,855   13,725,544           836,067
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
       12,019,334          4,588,606              39,193,512              1,161,769    5,170,879         5,715,899
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
        5,876,088          4,767,688              24,731,873              5,652,624   18,896,423         6,551,966
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
      $ 5,896,950        $ 4,477,157            $ 22,851,265            $ 6,563,614 $ 27,648,443       $ 6,344,763
==================== ================== ======================= =================== ============ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                               MIST PIONEER       MIST RCM    MIST SSGA GROWTH MIST SSGA GROWTH
                                           STRATEGIC INCOME     TECHNOLOGY      AND INCOME ETF              ETF
                                                 SUBACCOUNT SUBACCOUNT (a)          SUBACCOUNT       SUBACCOUNT
                                           ---------------- ----------------- ---------------- -------------------
INVESTMENT INCOME:
     Dividends                                 $ 13,379,846           $ --         $ 1,657,824      $ 2,252,825
                                           ---------------- ----------------- ---------------- -------------------
EXPENSES:
     Mortality and expense risk
        and other charges                         4,013,101         29,082           1,516,339        1,842,110
     Administrative charges                         354,030          2,454                  --               --
                                           ---------------- ----------------- ---------------- -------------------
        Total expenses                            4,367,131         31,536           1,516,339        1,842,110
                                           ---------------- ----------------- ---------------- -------------------
           Net investment income (loss)           9,012,715        (31,536)            141,485          410,715
                                           ---------------- ----------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                         --             --               5,787               --
     Realized gains (losses) on sale of
        investments                               6,147,021          1,028             388,907         (449,603)
                                           ---------------- ----------------- ---------------- -------------------
           Net realized gains (losses)            6,147,021          1,028             394,694         (449,603)
                                           ---------------- ----------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                           10,241,708        473,487          12,093,535       17,863,262
                                           ---------------- ----------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              16,388,729        474,515          12,488,229       17,413,659
                                           ---------------- ----------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 25,401,444      $ 442,979        $ 12,629,714     $ 17,824,374
                                           ================ ================= ================ ===================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                               MSF BARCLAYS
MIST T. ROWE PRICE    MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN           MORGAN STANLEY    CAPITAL AGGREGATE
    MID CAP GROWTH      SMALL CAP VALUE         CAP GROWTH           COMSTOCK    CAPITAL OPPORTUNITIES           BOND INDEX
        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
              $ --          $ 1,752,061               $ --        $ 3,507,100                     $ --          $ 4,595,874
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
            50,629            2,114,371             52,512          3,423,352                   27,094            1,399,570
             4,301              120,143              4,159            321,031                    1,949                  158
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
            54,930            2,234,514             56,671          3,744,383                   29,043            1,399,728
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
           (54,930)            (482,453)           (56,671)          (237,283)                 (29,043)           3,196,146
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
                --                   --                 --                 --                       --                   --
            72,787           (6,045,410)          (105,862)        10,953,834                   61,264              740,234
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
            72,787           (6,045,410)          (105,862)        10,953,834                   61,264              740,234
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
           657,273           30,878,171            729,192         15,994,272                  271,030            2,005,415
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
           730,060           24,832,761            623,330         26,948,106                  332,294            2,745,649
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
         $ 675,130         $ 24,350,308          $ 566,659       $ 26,710,823                $ 303,251          $ 5,941,795
===================== ==================== ================== ================== ======================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                               MSF BLACKROCK    MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK
                                           AGGRESSIVE GROWTH      BOND INCOME   DIVERSIFIED LARGE CAP VALUE
                                                  SUBACCOUNT       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------------- ------------- ------------- ------------------
INVESTMENT INCOME:
     Dividends                                          $ --     $ 12,169,056   $ 5,241,574       $ 151,630
                                           -------------------- ------------- ------------- ------------------
EXPENSES:
     Mortality and expense risk
        and other charges                          1,503,159        4,486,849     3,307,355         305,524
     Administrative charges                          148,890          345,840        16,684          24,642
                                           -------------------- ------------- ------------- ------------------
        Total expenses                             1,652,049        4,832,689     3,324,039         330,166
                                           -------------------- ------------- ------------- ------------------
           Net investment income (loss)           (1,652,049)       7,336,367     1,917,535        (178,536)
                                           -------------------- ------------- ------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --               --            --              --
     Realized gains (losses) on sale of
        investments                                  (59,363)       2,350,622       817,530        (998,742)
                                           -------------------- ------------- ------------- ------------------
           Net realized gains (losses)               (59,363)       2,350,622       817,530        (998,742)
                                           -------------------- ------------- ------------- ------------------
     Change in unrealized gains (losses)
        on investments                            15,653,436       10,231,821    17,884,729       2,312,362
                                           -------------------- ------------- ------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               15,594,073       12,582,443    18,702,259       1,313,620
                                           -------------------- ------------- ------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 13,942,024     $ 19,918,810  $ 20,619,794     $ 1,135,084
                                           ==================== ============= ============= ==================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP    MSF BLACKROCK    MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES
          GROWTH     MONEY MARKET                VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE
      SUBACCOUNT       SUBACCOUNT           SUBACCOUNT      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       $ 596,997         $ 29,880            $ 452,328     $ 1,524,398              $ 258,847                 $ --
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,285,441        6,256,816              680,167       1,455,650                790,102                8,517
         282,508          505,548               52,971         121,633                 84,027                  705
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,567,949        6,762,364              733,138       1,577,283                874,129                9,222
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      (2,970,952)      (6,732,484)            (280,810)        (52,885)              (615,282)              (9,222)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
              --               --                   --              --                     --                   --
      12,693,487               --           (1,564,928)     (8,774,890)              (654,199)              16,996
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      12,693,487               --           (1,564,928)     (8,774,890)              (654,199)              16,996
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      31,968,972               --            6,136,053      20,494,542              6,231,428              112,778
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      44,662,459               --            4,571,125      11,719,652              5,577,229              129,774
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
    $ 41,691,507     $ (6,732,484)         $ 4,290,315    $ 11,666,767            $ 4,961,947            $ 120,552
=================== ================ ==================== =============== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                              MSF
                                                                  MET/DIMENSIONAL                              MSF METLIFE
                                           MSF MET/ARTISAN    INTERNATIONAL SMALL              MSF METLIFE    CONSERVATIVE
                                             MID CAP VALUE                COMPANY    AGGRESSIVE ALLOCATION      ALLOCATION
                                            SUBACCOUNT (a)             SUBACCOUNT               SUBACCOUNT      SUBACCOUNT
                                           ------------------ ---------------------- ------------------------ ------------
INVESTMENT INCOME:
     Dividends                                        $ --                  $ 941                $ 588,629     $ 1,370,303
                                           ------------------ ---------------------- ------------------------ ------------
EXPENSES:
     Mortality and expense risk
        and other charges                           23,632                  1,439                  648,265         556,004
     Administrative charges                          2,273                    104                    8,221          34,693
                                           ------------------ --- ------------------ ------------------------ ------------
        Total expenses                              25,905                  1,543                  656,486         590,697
                                           ------------------ --- ------------------ ------------------------ ------------
           Net investment income (loss)            (25,905)                  (602)                 (67,857)        779,606
                                           ------------------ --- ------------------ ------------------------ ------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                        --                  3,580                       --              --
     Realized gains (losses) on sale of
        investments                                (10,152)                   289               (2,951,058)        705,709
                                           ------------------ --- ------------------ ------------------------ ------------
           Net realized gains (losses)             (10,152)                 3,869               (2,951,058)        705,709
                                           ------------------ --- ------------------ ------------------------ ------------
     Change in unrealized gains (losses)
        on investments                             164,008                 15,221                9,926,030       1,401,830
                                           ------------------ --- ------------------ ------------------------ ------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                153,856                 19,090                6,974,972       2,107,539
                                           ------------------ --- ------------------ ------------------------ ------------
     Net increase (decrease) in net assets
        resulting from operations                $ 127,951               $ 18,488              $ 6,907,115     $ 2,887,145
                                           ================== ====================== ======================== ============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

        MSF METLIFE                                                        MSF METLIFE
    CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL
MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX           RETURN
         SUBACCOUNT         SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
        $ 3,081,800           $ 68,281           $ 10,729,652              $ 7,632,872         $ 14,684,007     $ 17,746,859
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          1,141,825             84,942              5,089,733                4,138,709           15,625,774        8,615,549
             27,561                 --                 57,734                   28,555              608,568          705,855
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          1,169,386             84,942              5,147,467                4,167,264           16,234,342        9,321,404
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          1,912,414            (16,661)             5,582,185                3,465,608           (1,550,335)       8,425,455
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
                 --              8,607                     --                       --                   --               --
           (106,705)           (66,379)            (5,424,426)             (10,265,456)          18,126,276      (16,178,972)
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
           (106,705)           (57,772)            (5,424,426)             (10,265,456)          18,126,276      (16,178,972)
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          6,774,441          1,577,100             45,896,962               49,819,288           75,716,840       54,558,082
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          6,667,736          1,519,328             40,472,536               39,553,832           93,843,116       38,379,110
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
        $ 8,580,150        $ 1,502,667           $ 46,054,721             $ 43,019,440         $ 92,292,781     $ 46,804,565
====================== ================== ====================== ======================== ==================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                   MSF NEUBERGER
                                                            MSF MORGAN STANLEY    BERMAN MID CAP    MSF OPPENHEIMER
                                           MSF MFS VALUE            EAFE INDEX             VALUE      GLOBAL EQUITY
                                              SUBACCOUNT            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                           ---------------- --------------------- ----------------- ------------------
INVESTMENT INCOME:
     Dividends                               $ 1,012,999           $ 2,117,075         $ 152,312        $ 5,462,587
                                           ---------------- --------------------- ----------------- ------------------
EXPENSES:
     Mortality and expense risk
        and other charges                      1,085,107               820,623           272,319          4,978,631
     Administrative charges                       65,879                 1,596            26,624            179,206
                                           ---------------- --------------------- ----------------- ------------------
        Total expenses                         1,150,986               822,219           298,943          5,157,837
                                           ---------------- --------------------- ----------------- ------------------
           Net investment income (loss)         (137,987)            1,294,856          (146,631)           304,750
                                           ---------------- --------------------- ----------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --                    --                --                 --
     Realized gains (losses) on sale of
        investments                           (1,903,486)           (7,960,644)         (879,472)        (8,491,313)
                                           ---------------- --------------------- ----------------- ------------------
           Net realized gains (losses)        (1,903,486)           (7,960,644)         (879,472)        (8,491,313)
                                           ---------------- --------------------- ----------------- ------------------
     Change in unrealized gains (losses)
        on investments                         8,611,346            10,778,394         4,943,695         56,165,206
                                           ---------------- --------------------- ----------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            6,707,860             2,817,750         4,064,223         47,673,893
                                           ---------------- --------------------- ----------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 6,569,873           $ 4,112,606       $ 3,917,592       $ 47,978,643
                                           ================ ===================== ================= ==================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                 MSF WESTERN ASSET MSF WESTERN ASSET
MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC   MANAGEMENT U.S.
           INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES        GOVERNMENT PIONEER VCT BOND
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
     $ 1,188,503             $ 33,549                 $ --               $ 536,035       $ 5,057,825      $ 1,424,714
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
       1,176,058              693,586            1,200,544                  95,005         2,344,294          541,326
           5,427               60,712               56,380                   9,256           176,158           45,444
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
       1,181,485              754,298            1,256,924                 104,261         2,520,452          586,770
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
           7,018             (720,749)          (1,256,924)                431,774         2,537,373          837,944
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
              --                   --                   --                      --           533,204               --
      (4,300,677)            (337,588)             266,597                 141,920           795,676          798,534
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
      (4,300,677)            (337,588)             266,597                 141,920         1,328,880          798,534
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
      27,149,045            7,462,700           27,477,353                 333,475         4,253,524          408,300
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
      22,848,368            7,125,112           27,743,950                 475,395         5,582,404        1,206,834
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
    $ 22,855,386          $ 6,404,363         $ 26,487,026               $ 907,169       $ 8,119,777      $ 2,044,778
=================== ==================== ==================== ==================== ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           PIONEER VCT CULLEN         PIONEER VCT    PIONEER VCT EQUITY
                                                        VALUE    EMERGING MARKETS                INCOME    PIONEER VCT FUND
                                                   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                           --------------------- ------------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                                       $ 82,012            $ 74,286             $ 403,695           $ 310,058
                                           --------------------- ------------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk
        and other charges                             240,502             436,284               339,757             490,768
     Administrative charges                            20,889              36,021                29,434              42,032
                                           --------------------- ------------------- --------------------- -------------------
        Total expenses                                261,391             472,305               369,191             532,800
                                           --------------------- ------------------- --------------------- -------------------
           Net investment income (loss)              (179,379)           (398,019)               34,504            (222,742)
                                           --------------------- ------------------- --------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                  --                    --                  --
     Realized gains (losses) on sale of
        investments                                  (154,626)             75,545              (537,299)           (263,207)
                                           --------------------- ------------------- --------------------- -------------------
           Net realized gains (losses)               (154,626)             75,545              (537,299)           (263,207)
                                           --------------------- ------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                              1,268,462           3,208,447             3,676,195           4,054,540
                                           --------------------- ------------------- --------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 1,113,836           3,283,992             3,138,896           3,791,333
                                           --------------------- ------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 934,457         $ 2,885,973           $ 3,173,400         $ 3,568,591
                                           ===================== =================== ===================== ===================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

      PIONEER VCT          PIONEER VCT
         IBBOTSON    IBBOTSON MODERATE      PIONEER VCT    PIONEER VCT REAL
GROWTH ALLOCATION           ALLOCATION    MID CAP VALUE       ESTATE SHARES    UIF CAPITAL GROWTH    UIF U.S. REAL ESTATE
       SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
      $ 4,443,925          $ 3,270,464        $ 379,215           $ 329,438              $ 11,229               $ 439,476
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
        4,918,102            2,619,339          687,575             237,273               146,090                 298,121
          349,471              192,802           64,035              20,112                13,553                  30,405
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
        5,267,573            2,812,141          751,610             257,385               159,643                 328,526
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
         (823,648)             458,323         (372,395)             72,053              (148,414)                110,950
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
               --                   --               --                  --                    --                      --
       (3,959,113)          (1,798,072)      (2,555,443)           (873,404)              414,582              (1,730,114)
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
       (3,959,113)          (1,798,072)      (2,555,443)           (873,404)              414,582              (1,730,114)
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
       31,646,629           15,496,939        9,169,920           3,929,720             1,476,000               6,651,015
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
       27,687,516           13,698,867        6,614,477           3,056,316             1,890,582               4,920,901
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
     $ 26,863,868         $ 14,157,190      $ 6,242,082         $ 3,128,369           $ 1,742,168             $ 5,031,851
==================== ==================== ================ =================== ===================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                          WELLS FARGO VT
                                                                         SMALL CAP VALUE
                                                                              SUBACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
     Dividends                                                                  $ 60,895
                                                                         ------------------
EXPENSES:
     Mortality and expense risk and other charges                                 49,928
     Administrative charges                                                        3,104
                                                                         ------------------
        Total expenses                                                            53,032
                                                                         ------------------
           Net investment income (loss)                                            7,863
                                                                         ------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                                      --
     Realized gains (losses) on sale of investments                             (148,047)
                                                                         ------------------
           Net realized gains (losses)                                          (148,047)
                                                                         ------------------
     Change in unrealized gains (losses) on investments                          722,957
                                                                         ------------------
     Net realized and change in unrealized gains (losses) on investments         574,910
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations           $ 582,773
                                                                         ==================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                      ALLIANCEBERNSTEIN GLOBAL
                                      ALGER CAPITAL APPRECIATION               THEMATIC GROWTH          AMERICAN FUNDS BOND
                                                      SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                    ------------------------------- ----------------------------- ----------------------------
                                             2010           2009           2010           2009            2010         2009
                                    ---------------- -------------- -------------- -------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (67,943)   $   (63,185)   $     3,609    $   (21,101)   $    158,601    $  138,709
  Net realized gains (losses)             178,608       (171,791)        16,193        (84,987)        148,859        41,200
  Change in unrealized gains
     (losses) on investments              280,529      1,524,297        187,540        611,181         103,505       474,040
                                    ---------------- -------------- -------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                    391,194      1,289,321        207,342        505,093         410,965       653,949
                                    ---------------- -------------- -------------- -------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   4,408          2,267         21,300         32,974          55,955        14,031
  Net transfers (including
     fixed account)                      (357,444)        67,417       (197,737)         1,345       3,754,129     5,941,968
  Contract charges                         (1,050)        (1,214)          (580)          (665)         (2,964)       (2,080)
  Transfers for contract benefits
     and terminations                    (381,953)      (203,330)       (78,995)       (86,751)     (1,773,948)     (798,020)
                                    ---------------- -------------- -------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (736,039)      (134,860)      (256,012)       (53,097)      2,033,172     5,155,899
                                    ---------------- -------------- -------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets                     (344,845)     1,154,461        (48,670)       451,996       2,444,137     5,809,848
NET ASSETS:
  Beginning of year                     4,100,549      2,946,088      1,520,169      1,068,173       8,185,030     2,375,182
                                    ---------------- -------------- -------------- -------------- --------------- ------------
  End of year                       $   3,755,704    $ 4,100,549    $ 1,471,499    $ 1,520,169    $ 10,629,167    $8,185,030
                                    ================ ============== ============== ============== =============== ============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                         AMERICAN FUNDS GLOBAL
    AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION             AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
----------------------------------- ----------------------------- --------------------------------- -------------------------------
           2010             2009           2010           2009             2010             2009             2010           2009
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
  $    (553,855)   $    (605,821)   $    12,756    $   (27,481)   $  (4,409,605)   $  (4,220,102)   $  (1,337,358)   $   (791,102)
      1,589,140       (6,576,880)       135,530        (75,814)      (7,054,805)     (24,705,289)      (6,247,668)    (17,517,477)
     16,984,169       69,579,164      1,093,615      1,073,599       74,184,062      146,571,824       38,539,941     106,008,565
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
     18,019,454       62,396,463      1,241,901        970,304       62,719,652      117,646,433       30,954,915      87,699,986
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
      2,967,600        2,103,180        124,190         69,989        4,821,057        3,589,929        2,328,241       1,710,990
       (945,643)      (3,187,187)     2,229,718      3,249,242       (5,045,713)      (3,206,464)      (5,916,364)     (4,005,829)
        (47,313)         (53,372)        (2,667)        (1,218)        (101,298)        (111,683)         (84,979)        (98,634)
    (25,903,531)     (20,898,203)      (631,687)      (294,260)     (55,421,309)     (37,939,209)     (45,318,500)    (35,638,924)
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
    (23,928,887)     (22,035,582)     1,719,554      3,023,753      (55,747,263)     (37,667,427)     (48,991,602)    (38,032,397)
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
     (5,909,433)      40,360,881      2,961,455      3,994,057        6,972,389       79,979,006      (18,036,687)     49,667,589
    212,149,219      171,788,338      5,011,389      1,017,332      421,186,273      341,207,267      376,941,251     327,273,662
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
$   206,239,786    $ 212,149,219    $ 7,972,844    $ 5,011,389    $ 428,158,662    $ 421,186,273    $ 358,904,564    $376,941,251
================== ================ ============== ============== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                    CREDIT SUISSE TRUST INTERNATIONAL                                DREYFUS SOCIALLY RESPONSIBLE
                                                      EQUITY FLEX III  DELAWARE VIP SMALL CAP VALUE                        GROWTH
                                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------------- ----------------------------- -----------------------------
                                             2010             2009 (a)         2010            2009        2010              2009
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (21,751)   $         (1,224) $   (130,980)    $   (62,752) $   (7,384)   $       (7,445)
  Net realized gains (losses)                 289                  13       451,019        (963,011)     16,694            (8,612)
  Change in unrealized gains
     (losses) on investments              141,267              11,945     5,580,834       6,093,453      60,428           167,504
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                    119,805              10,734     5,900,873       5,067,690      69,738           151,447
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   1,272                  53       872,920         768,029          --                --
  Net transfers (including
     fixed account)                       105,457           1,164,922      (481,332)     (1,112,736)    (81,587)           17,405
  Contract charges                           (297)                 --        (1,729)         (4,072)       (192)             (188)
  Transfers for contract benefits
     and terminations                     (62,706)            (59,575)   (3,036,505)     (2,272,700)    (25,252)          (24,169)
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions               43,726           1,105,400    (2,646,646)     (2,621,479)   (107,031)           (6,952)
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
     Net increase (decrease)
       in net assets                      163,531           1,116,134     3,254,227       2,446,211     (37,293)          144,495
NET ASSETS:
  Beginning of year                     1,116,134                  --    21,004,334      18,558,123     639,903           495,408
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
  End of year                       $   1,279,665    $      1,116,134  $ 24,258,561    $ 21,004,334  $  602,610    $      639,903
                                    ================ ================= =============== ============= ============= ===============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                 DWSII DREMAN SMALL MID CAP
          DWSI CAPITAL GROWTH              DWSI HEALTH CARE                           VALUE       DWSII GLOBAL THEMATIC
                   SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
-------------------------------- ----------------------------- ------------------------------- ---------------------------
         2010            2009           2010           2009            2010            2009           2010         2009
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
$    (135,094)   $    (84,745)   $   (58,266)   $   (26,049)   $   (108,399)   $    (25,909)   $   (61,703)   $  (31,200)
      104,944        (428,918)       167,558       (328,200)     (1,016,153)     (1,775,916)      (509,135)     (963,630)
    1,274,089       2,567,860         52,984        876,549       3,059,457       4,133,959      1,020,140     2,464,090
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
    1,243,939       2,054,197        162,276        522,300       1,934,905       2,332,134        449,302     1,469,260
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
       73,503          45,060          7,171         18,171          83,912          25,171         67,455        15,288
     (433,247)        (22,283)        43,452       (692,774)       (846,445)       (416,275)      (287,372)     (220,460)
       (3,356)         (3,801)          (971)        (1,130)         (2,872)         (3,132)        (1,198)       (1,306)
   (1,422,186)     (1,241,898)      (293,505)      (296,064)     (1,370,822)       (818,717)      (524,105)     (305,950)
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
   (1,785,286)     (1,222,922)      (243,853)      (971,797)     (2,136,227)     (1,212,953)      (745,220)     (512,428)
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
     (541,347)        831,275        (81,577)      (449,497)       (201,322)      1,119,181       (295,918)      956,832
   10,469,508       9,638,233      3,035,975      3,485,472      10,898,028       9,778,847      5,030,435     4,073,603
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
$   9,928,161    $ 10,469,508    $ 2,954,398    $ 3,035,975    $ 10,696,706    $ 10,898,028    $ 4,734,517    $5,030,435
================ =============== ============== ============== =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                       DWSII GOVERNMENT & AGENCY                                      FIDELITY VIP DYNAMIC CAPITAL
                                                     SECURITIES            FIDELITY VIP CONTRAFUND                    APPRECIATION
                                                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- --------------------------------- --------------- -------------
                                             2010           2009             2010             2009            2010            2009
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   149,344    $   189,586    $  (1,345,055)   $    (790,112)   $    (33,033)   $    (34,337)
  Net realized gains (losses)              84,828         78,507       (9,343,310)     (16,708,345)        (20,001)       (129,793)
  Change in unrealized gains
     (losses) on investments               25,839        114,010       46,170,351       82,793,336         401,913         818,618
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    260,011        382,103       35,481,986       65,294,879         348,879         654,488
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  60,255         27,127        9,051,278        8,923,870          76,315          37,546
  Net transfers (including
     fixed account)                       279,407        (97,347)      (4,642,818)        (716,148)        (70,924)        (52,568)
  Contract charges                         (1,723)        (2,004)        (108,165)        (120,314)           (329)           (821)
  Transfers for contract benefits
     and terminations                  (1,262,143)    (1,661,665)     (32,813,557)     (20,640,415)       (551,681)       (170,595)
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (924,204)    (1,733,889)     (28,513,262)     (12,553,007)       (546,619)       (186,438)
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets                     (664,193)    (1,351,786)       6,968,724       52,741,872        (197,740)        468,050
NET ASSETS:
  Beginning of year                     6,311,542      7,663,328      257,127,712      204,385,840       2,578,968       2,110,918
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
  End of year                       $   5,647,349    $ 6,311,542    $ 264,096,436    $ 257,127,712    $  2,381,228    $  2,578,968
                                    ================ ============== ================ ================ =============== =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                          FTVIPT FRANKLIN INCOME
      FIDELITY VIP EQUITY-INCOME        FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP                    SECURITIES
                      SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
----------------------------------- ------------------------------- --------------------------------- -----------------------------
           2010             2009            2010            2009             2010             2009            2010          2009
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
  $   1,179,009    $   2,261,962    $  1,802,923    $  1,919,395    $  (4,341,387)   $  (2,749,317)   $  2,074,598    $1,994,625
     (9,599,328)     (10,652,547)       (936,703)     (1,567,583)       1,199,869      (11,541,600)       (489,543)   (1,539,514)
     37,415,691       62,113,756       2,664,156       9,420,622       78,337,317       96,991,411       3,049,873     9,278,014
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     28,995,372       53,723,171       3,530,376       9,772,434       75,195,799       82,700,494       4,634,928     9,733,125
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
      9,274,991       10,893,760         672,972       1,168,468       12,046,193       11,429,630         110,583       122,335
     (6,948,273)      (6,636,933)     (1,065,600)       (154,405)      (1,759,264)      (4,886,037)      9,575,080    10,654,161
       (206,359)        (221,912)        (25,380)        (27,334)        (136,971)        (139,312)         (8,693)       (6,415)
    (33,839,062)     (17,175,039)     (5,779,988)     (3,059,687)     (37,193,377)     (22,453,024)     (7,410,756)   (3,829,278)
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
    (31,718,703)     (13,140,124)     (6,197,996)     (2,072,958)     (27,043,419)     (16,048,743)      2,266,214     6,940,803
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     (2,723,331)      40,583,047      (2,667,620)      7,699,476       48,152,380       66,651,751       6,901,142    16,673,928
    240,102,941      199,519,894      31,480,724      23,781,248      298,753,019      232,101,268      41,814,022    25,140,094
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
$   237,379,610    $ 240,102,941    $ 28,813,104    $ 31,480,724    $ 346,905,399    $ 298,753,019    $ 48,715,164    $41,814,022
================== ================ =============== =============== ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                            FTVIPT FRANKLIN RISING  FTVIPT FRANKLIN SMALL-MID CAP
                                              DIVIDENDS SECURITIES              GROWTH SECURITIES  FTVIPT MUTUAL SHARES SECURITIES
                                                        SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                    ------------------------------- ------------------------------ --------------------------------
                                              2010            2009          2010             2009          2010               2009
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (75,452)   $    (96,356) $   (767,521)   $    (666,739) $    (52,010)      $    122,795
  Net realized gains (losses)              (31,739)     (1,416,329)     (262,490)      (2,917,638)   (1,236,788)        (3,008,444)
  Change in unrealized gains
     (losses) on investments             3,803,693       4,327,402    10,869,222       16,747,645     5,408,439         12,517,371
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   3,696,502       2,814,717     9,839,211       13,163,268     4,119,641          9,631,722
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   51,957         114,740       410,085          493,680       197,889            181,390
  Net transfers (including
     fixed account)                         75,355      (1,057,711)   (2,495,182)       1,140,202      (797,152)           193,954
  Contract charges                          (8,410)         (9,196)      (16,997)         (18,154)      (18,697)           (20,435)
  Transfers for contract benefits
     and terminations                   (2,181,030)     (1,985,005)   (5,680,195)      (3,163,976)   (6,736,973)        (5,103,719)
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (2,062,128)     (2,937,172)   (7,782,289)      (1,548,248)   (7,354,933)        (4,748,810)
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                     1,634,374        (122,455)    2,056,922       11,615,020    (3,235,292)         4,882,912
NET ASSETS:
  Beginning of year                     21,564,888      21,687,343    44,113,405       32,498,385    50,121,663         45,238,751
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
  End of year                       $   23,199,262    $ 21,564,888  $ 46,170,327    $  44,113,405  $ 46,886,371       $ 50,121,663
                                    ================= ============= =============== ============== =============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   FTVIPT TEMPLETON DEVELOPING          FTVIPT TEMPLETON FOREIGN         FTVIPT TEMPLETON GROWTH
            MARKETS SECURITIES                        SECURITIES                     SECURITIES     INVESCO V.I. DIVIDEND GROWTH
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- -------------------------------
          2010            2009             2010             2009            2010            2009           2010             2009
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
   $   119,566    $    630,060    $     116,444    $   1,984,994    $    (71,685)   $    413,275    $   (12,149)   $      (8,245)
      (589,746)     (1,809,059)      (1,627,120)      (1,536,102)     (1,309,781)     (2,348,467)       (10,784)         (41,581)
     5,062,261      13,249,671        9,126,821       38,123,807       2,692,161       8,945,989        182,488          498,780
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
     4,592,081      12,070,672        7,616,145       38,572,699       1,310,695       7,010,797        159,555          448,954
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
     1,862,750       1,963,269        1,977,952        1,930,577          38,179         135,958         10,000              200
      (961,536)      2,242,506       (2,529,871)      (4,329,483)       (702,868)       (229,946)       (39,550)         147,897
       (18,524)        (18,675)         (35,176)         (41,237)        (12,926)        (15,114)          (224)            (257)
    (2,619,177)     (1,763,389)     (17,443,287)     (13,483,049)     (3,859,761)     (2,712,248)      (379,840)        (301,578)
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
    (1,736,487)      2,423,711      (18,030,382)     (15,923,192)     (4,537,376)     (2,821,350)      (409,614)        (153,738)
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
     2,855,594      14,494,383      (10,414,237)      22,649,507      (3,226,681)      4,189,447       (250,059)         295,216
    31,239,521      16,745,138      144,240,071      121,590,564      30,735,098      26,545,651      2,276,427        1,981,211
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
$   34,095,115    $ 31,239,521    $ 133,825,834    $ 144,240,071    $ 27,508,417    $ 30,735,098    $ 2,026,368    $   2,276,427
================= =============== ================ ================ =============== =============== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                     INVESCO V.I. VAN KAMPEN
                                      INVESCO V.I. S&P 500 INDEX        INVESCO V.I. UTILITIES                CAPITAL GROWTH
                                                      SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- ----------------------------- -----------------------------
                                             2010           2009           2010           2009            2010          2009
                                    ---------------- -------------- -------------- -------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (25,000)   $    30,080    $    41,804    $    69,771    $  (271,143)    $  (241,299)
  Net realized gains (losses)             (14,696)      (110,424)      (145,542)      (276,951)        301,473       (776,417)
  Change in unrealized gains
     (losses) on investments              857,398      1,433,544        196,988        504,389       2,322,098      7,384,771
                                    ---------------- -------------- -------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    817,702      1,353,200         93,250        297,209       2,352,428      6,367,055
                                    ---------------- -------------- -------------- -------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  60,311         27,898          5,440         11,514           4,917         13,943
  Net transfers (including
     fixed account)                      (208,025)       209,799        (79,196)      (274,674)       (710,156)      (403,716)
  Contract charges                           (932)        (1,040)          (796)          (935)         (4,588)        (5,062)
  Transfers for contract benefits
     and terminations                    (356,458)      (196,050)      (394,411)      (322,570)     (2,221,200)    (1,278,462)
                                    ---------------- -------------- -------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (505,104)        40,607       (468,963)      (586,665)     (2,931,027)    (1,673,297)
                                    ---------------- -------------- -------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets                      312,598      1,393,807       (375,713)      (289,456)       (578,599)     4,693,758
NET ASSETS:
  Beginning of year                     7,067,118      5,673,311      2,716,233      3,005,689      15,653,524     10,959,766
                                    ---------------- -------------- -------------- -------------- --------------- -------------
  End of year                       $   7,379,716    $ 7,067,118    $ 2,340,520    $ 2,716,233    $ 15,074,925    $15,653,524
                                    ================ ============== ============== ============== =============== =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

         INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN           INVESCO V.I. VAN KAMPEN
               EQUITY AND INCOME                    GOVERNMENT                 GROWTH AND INCOME    INVESCO V.I. VAN KAMPEN VALUE
                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
--------------------------------- ------------------------------- --------------------------------- ------------------------------
           2010             2009          2010            2009             2010             2009            2010             2009
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
    $   490,211    $   1,557,654  $   (448,415)   $  1,502,603    $  (2,043,580)   $   2,572,645    $    (15,168)   $     177,681
        279,311       (5,413,388)     (122,264)       (284,663)        (395,317)      (6,266,645)       (778,087)      (1,851,398)
     12,898,906       28,392,647     1,508,583      (1,508,004)      14,938,113       29,356,135       2,062,178        4,160,466
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
     13,668,428       24,536,913       937,904        (290,064)      12,499,216       25,662,135       1,268,923        2,486,749
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
        634,758          486,817        40,327          32,415          396,616          466,185              60               10
        315,946       (3,462,561)    1,717,907       2,404,293       (1,862,736)      (4,108,032)       (205,895)        (296,311)
        (50,156)         (54,617)       (5,155)         (6,351)         (60,861)         (70,142)         (2,498)          (2,996)
    (17,253,123)     (16,085,834)   (5,932,756)     (7,128,617)     (21,817,902)     (17,834,557)     (1,635,459)      (1,813,078)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
    (16,352,575)     (19,116,195)   (4,179,677)     (4,698,260)     (23,344,883)     (21,546,546)     (1,843,792)      (2,112,375)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
     (2,684,147)       5,420,718    (3,241,773)     (4,988,324)     (10,845,667)       4,115,589        (574,869)         374,374
    148,131,048      142,710,330    30,860,900      35,849,224      141,710,332      137,594,743      10,792,318       10,417,944
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
$   145,446,901    $ 148,131,048  $ 27,619,127    $ 30,860,900    $ 130,864,665    $ 141,710,332    $ 10,217,449    $  10,792,318
================== ============== =============== =============== ================ ================ =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                            JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL TECHNOLOGY          JANUS ASPEN OVERSEAS
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    --------------------------------- -------------- ----------------- ----------------------------
                                              2010            2009           2010              2009            2010          2009
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (254,074)   $   (237,418)   $  (123,391)   $     (101,616)   $   (642,053)   $  (574,081)
  Net realized gains (losses)              258,482        (724,584)       181,469          (244,032)      1,861,041      1,013,290
  Change in unrealized gains
     (losses) on investments             3,508,107       6,330,570      1,396,758         2,947,239      16,334,161     33,888,245
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   3,512,515       5,368,568      1,454,836         2,601,591      17,553,149     34,327,454
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  278,120         374,347         49,294            13,205       4,585,655      4,554,697
  Net transfers (including
     fixed account)                       (621,135)       (724,842)       231,422           485,712      (1,781,746)       691,509
  Contract charges                          (4,402)         (5,404)        (3,385)           (3,683)        (54,064)       (54,179)
  Transfers for contract benefits
     and terminations                   (2,734,299)     (1,764,183)      (995,673)         (655,431)     (8,224,948)    (5,509,534)
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (3,081,716)     (2,120,082)      (718,342)         (160,197)     (5,475,103)      (317,507)
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets                       430,799       3,248,486        736,494         2,441,394      12,078,046     34,009,947
NET ASSETS:
  Beginning of year                     17,035,938      13,787,452      7,376,909         4,935,515      79,311,843     45,301,896
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
  End of year                       $   17,466,737    $ 17,035,938    $ 8,113,403    $    7,376,909    $ 91,389,889    $79,311,843
                                    ================= =============== ============== ================= =============== ============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                   LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
       JANUS ASPEN WORLDWIDE                 AGGRESSIVE GROWTH                      APPRECIATION                         CAPITAL
                  SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
---------------- -------------- --------------------------------- --------------------------------- -------------------------------
         2010           2009             2010             2009             2010             2009             2010           2009
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
  $    (1,282)   $     6,345    $  (6,928,070)   $  (7,051,093)   $    (334,010)   $   2,090,272    $  (1,176,713)   $ (1,344,358)
        1,309        (75,022)       6,702,148      (17,861,687)      (3,121,686)     (30,028,463)      (6,452,833)    (12,702,092)
      148,399        381,968       98,338,740      149,132,490       47,745,051      106,224,694       17,320,180      46,179,122
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
      148,426        313,291       98,112,818      124,219,710       44,289,355       78,286,503        9,690,634      32,132,672
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
      113,232        121,118        4,376,295        5,542,412        2,519,840        2,600,191            6,908           8,676
        1,668        (79,484)     (23,295,488)     (20,163,235)      (5,316,150)     (11,998,752)      (2,944,584)     (6,336,360)
          (27)          (193)        (333,658)        (371,456)        (305,519)        (342,983)         (32,181)        (35,240)
     (271,965)      (206,698)     (67,160,753)     (51,924,996)     (64,837,341)     (58,044,381)     (13,053,103)    (10,767,950)
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
     (157,092)      (165,257)     (86,413,604)     (66,917,275)     (67,939,170)     (67,785,925)     (16,022,960)    (17,130,874)
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
       (8,666)       148,034       11,699,214       57,302,435      (23,649,815)      10,500,578       (6,332,326)     15,001,798
    1,081,304        933,270      486,236,715      428,934,280      463,631,605      453,131,027      110,062,798      95,061,000
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
$   1,072,638    $ 1,081,304    $ 497,935,929    $ 486,236,715    $ 439,981,790    $ 463,631,605    $ 103,730,472    $110,062,798
================ ============== ================ ================ ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE
                                                 DIVIDEND STRATEGY             EQUITY INCOME BUILDER     FUNDAMENTAL ALL CAP VALUE
                                                        SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
-                                    --------------------------------- ------------------------------- -----------------------------
                                              2010            2009             2010             2009           2010           2009
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   415,326    $    139,711    $   2,352,892    $   1,602,729  $     377,499    $ (1,084,649)
  Net realized gains (losses)             (952,727)     (2,302,035)      (7,969,898)     (14,524,548)   (11,642,764)    (34,264,282)
  Change in unrealized gains
     (losses) on investments             3,962,276       8,948,351       17,833,567       36,785,072     74,789,279     144,706,434
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   3,424,875       6,786,027       12,216,561       23,863,253     63,524,014     109,357,503
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  164,629         219,993          548,275          768,503      4,198,098       5,068,079
  Net transfers (including
     fixed account)                       (360,434)       (933,717)      (2,773,703)      (5,254,861)   (14,791,603)    (20,340,485)
  Contract charges                         (31,487)        (35,116)         (43,461)         (47,584)      (250,114)       (295,178)
  Transfers for contract benefits
     and terminations                   (7,204,110)     (4,884,975)     (16,535,047)     (13,628,806)   (69,064,385)    (56,687,701)
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (7,431,402)     (5,633,815)     (18,803,936)     (18,162,748)   (79,908,004)    (72,255,285)
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                    (4,006,527)      1,152,212       (6,587,375)       5,700,505    (16,383,990)     37,102,218
NET ASSETS:
  Beginning of year                     39,911,756      38,759,544      137,170,481      131,469,976    494,512,064     457,409,846
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
  End of year                       $   35,905,229    $ 39,911,756    $ 130,583,106    $ 137,170,481  $ 478,128,074    $494,512,064
                                    ================= =============== ================ ============== ================ =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                LARGE CAP GROWTH                   LARGE CAP VALUE                     MID CAP CORE               SMALL CAP GROWTH
                      SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
----------------------------------- --------------------------------- -------------------------------- -----------------------------
           2010             2009             2010             2009             2010            2009             2010          2009
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
$    (1,910,433)   $  (1,701,740)   $   2,307,149    $     685,081    $  (1,008,291)   $   (712,816)   $  (1,101,010)    $ (983,278)
      1,335,252       (4,162,966)      (7,356,198)     (14,240,352)      (1,361,702)     (4,817,934)        (608,442)    (4,191,230)
      9,765,605       47,784,748       16,477,195       46,249,821       13,365,732      22,148,353       15,605,574     25,432,378
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
      9,190,424       41,920,042       11,428,146       32,694,550       10,995,739      16,617,603       13,896,122     20,257,870
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
      1,002,807          969,736        1,545,647        1,516,788          153,503         181,097          894,313        972,776
     (4,356,786)      (5,377,553)      (4,028,645)      (5,165,234)      (2,625,336)     (2,694,717)      (2,245,630)      (254,063)
        (53,388)         (63,731)         (98,153)        (113,847)         (28,181)        (32,020)         (27,674)       (30,235)
    (18,730,342)     (15,160,894)     (24,793,828)     (22,376,338)     (10,185,291)     (6,750,987)      (9,501,235)    (6,371,456)
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
    (22,137,709)     (19,632,442)     (27,374,979)     (26,138,631)     (12,685,305)     (9,296,627)     (10,880,226)    (5,682,978)
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
    (12,947,285)      22,287,600      (15,946,833)       6,555,919       (1,689,566)      7,320,976        3,015,896     14,574,892
    137,942,475      115,654,875      172,680,085      166,124,166       62,841,873      55,520,897       68,494,048     53,919,156
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
$   124,995,190    $ 137,942,475    $ 156,733,252    $ 172,680,085    $  61,152,307    $ 62,841,873    $  71,509,944    $68,494,048
================== ================ ================ ================ ================ =============== ================ ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                      LMPVET GLOBAL CURRENTS VARIABLE  LMPVET INVESTMENT COUNSEL VARIABLE LMPVET VARIABLE LIFESTYLE
                                    INTERNATIONAL ALL CAP OPPORTUNITY                 SOCIAL AWARENESS               ALLOCATION 50%
                                                           SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                    ---------------------------------- -------------------------------- ----------------------------
                                              2010               2009          2010             2009            2010      2009
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  137,214    $      (124,738) $    (12,987)   $     102,706    $  1,397,959   $  3,307,936
  Net realized gains (losses)           (9,747,311)       (12,308,346)     (536,891)      (1,676,548)       (901,195)    (6,644,148)
  Change in unrealized gains
     (losses) on investments            10,484,449         28,306,410     5,831,936       11,411,988      11,231,101     28,756,003
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
        in net assets resulting
        from operations                     874,352         15,873,326     5,282,058        9,838,146      11,727,865    25,419,791
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received

     from contract owners                  744,285          1,013,444     1,365,670        1,664,098         238,219        421,353
  Net transfers (including
     fixed account)                     (1,158,180)        (1,310,696)   (1,562,165)      (1,318,402)       (394,464)    (2,074,026)
  Contract charges                         (55,182)           (67,770)      (46,701)         (53,521)        (63,118)       (71,612)
  Transfers for contract benefits
     and terminations                   (9,746,113)        (8,020,793)   (7,589,733)      (4,566,254)    (17,766,884)   (17,826,389)
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (10,215,190)        (8,385,815)   (7,832,929)      (4,274,079)    (17,986,247)   (19,550,674)
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                    (9,340,838)         7,487,511    (2,550,871)       5,564,067      (6,258,382)     5,869,117
NET ASSETS:
  Beginning of year                     72,976,986         65,489,475    55,656,183       50,092,116     104,008,687     98,139,570
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
  End of year                       $   63,636,148    $    72,976,986  $ 53,105,312    $  55,656,183    $ 97,750,305   $104,008,687
                                    ================= ================ =============== ================ ============== =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

     LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE
                ALLOCATION 70%                  ALLOCATION 85%           ADJUSTABLE RATE INCOME            DIVERSIFIED STRATEGIC
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                INCOME SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- --------------------------------
          2010            2009            2010            2009            2010             2009            2010             2009
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
   $   330,323    $  1,055,046    $     47,580    $    273,649    $   (130,717)   $       1,689    $    624,906    $    1,187,313
    (1,479,910)     (3,894,622)     (1,085,412)     (2,712,191)       (427,547)      (1,237,717)       (594,467)       (1,650,498)
     7,924,246      16,767,233       5,281,628      10,599,302       1,781,177        3,615,554       3,137,491         6,040,840
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
     6,774,659      13,927,657       4,243,796       8,160,760       1,222,913        2,379,526       3,167,930         5,577,655
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
       263,650         404,966         211,257         223,317         260,560          146,166             210            31,283
      (319,430)       (878,539)       (255,067)       (918,880)        916,175          509,089        (712,841)       (1,415,849)
       (57,782)        (64,159)        (43,759)        (47,938)         (4,362)          (4,710)         (7,968)           (9,247)
    (8,594,849)     (7,039,118)     (4,666,357)     (3,591,201)     (2,646,477)      (2,419,377)     (5,436,444)       (4,505,429)
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
    (8,708,411)     (7,576,850)     (4,753,926)     (4,334,702)     (1,474,104)      (1,768,832)     (6,157,043)       (5,899,242)
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
    (1,933,752)      6,350,807        (510,130)      3,826,058        (251,191)         610,694      (2,989,113)         (321,587)
    57,089,042      50,738,235      34,156,185      30,330,127      17,529,423       16,918,729      34,599,462        34,921,049
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
$   55,155,290    $ 57,089,042    $ 33,646,055    $ 34,156,185    $ 17,278,232    $  17,529,423    $ 31,610,349    $   34,599,462
================= =============== =============== =============== =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                     LMPVIT WESTERN ASSET VARIABLE   LMPVIT WESTERN ASSET VARIABLE  LMPVIT WESTERN ASSET VARIABLE
                                            GLOBAL HIGH YIELD BOND                     HIGH INCOME                 STRATEGIC BOND
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    ------------------------------- ------------------------------- ------------------------------
                                              2010            2009           2010             2009          2010             2009
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   929,218    $  1,101,593  $  11,141,132    $  12,878,981  $    287,638    $     859,256
  Net realized gains (losses)             (121,557)     (1,124,277)    (4,651,900)     (13,761,983)     (445,182)      (1,100,885)
  Change in unrealized gains
     (losses) on investments               942,982       5,223,839     13,775,758       60,394,730     3,374,733        5,935,050
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   1,750,643       5,201,155     20,264,990       59,511,728     3,217,189        5,693,421
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   11,095          17,424        474,062          492,931         6,190            7,220
  Net transfers (including
     fixed account)                        390,681       1,163,720     (4,148,966)      (6,744,472)    2,364,797        2,613,984
  Contract charges                          (2,352)         (2,558)       (57,339)         (61,218)       (4,323)          (4,939)
  Transfers for contract benefits
     and terminations                   (2,862,068)     (1,935,342)   (23,000,102)     (17,104,190)   (6,102,616)      (4,288,148)
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (2,462,644)       (756,756)   (26,732,345)     (23,416,949)   (3,735,952)      (1,671,883)
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets                      (712,001)      4,444,399     (6,467,355)      36,094,779      (518,763)       4,021,538
NET ASSETS:
  Beginning of year                     14,895,212      10,450,813    151,238,219      115,143,440    34,243,010       30,221,472
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
  End of year                       $   14,183,211    $ 14,895,212  $ 144,770,864    $ 151,238,219  $ 33,724,247    $  34,243,010
                                    ================= ============= ================ ============== =============== ==============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST AMERICAN FUNDS BALANCED    MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE    MIST BATTERYMARCH GROWTH AND
                  ALLOCATION                    ALLOCATION                      ALLOCATION                          INCOME
                  SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- ----------------------------- ------------------------------- -------------------------------
         2010           2009           2010           2009           2010             2009             2010           2009
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
$          71    $    (3,537)   $    (3,505)   $    (2,701)   $     5,359    $      (1,999)   $     660,981    $  2,451,214
       25,946         (2,084)         8,068         (3,419)         9,709              257      (10,240,101)    (16,872,998)
      154,922        160,261        185,024        142,000         78,407           60,785       39,348,882      58,842,052
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
      180,939        154,640        189,587        135,880         93,475           59,043       29,769,762      44,420,268
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
      367,631        320,557        569,143        304,211        464,242          154,163        3,929,658       4,446,298
    1,052,767        197,687      1,031,506        100,506        301,312          325,211       (4,140,078)     (6,613,857)
          (69)          (224)           (14)          (203)           (90)            (338)        (205,869)       (223,627)
     (311,891)       (31,577)      (309,164)       (38,467)      (266,172)          (8,618)     (24,370,710)    (19,408,271)
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
    1,108,438        486,443      1,291,471        366,047        499,292          470,418      (24,786,999)    (21,799,457)
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
    1,289,377        641,083      1,481,058        501,927        592,767          529,461        4,982,763      22,620,811
      966,059        324,976        733,008        231,081        628,194           98,733      261,765,961     239,145,150
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
$   2,255,436    $   966,059    $ 2,214,066    $   733,008    $ 1,220,961    $     628,194    $ 266,748,724    $261,765,961
================ ============== ============== ============== ============== ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                         MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE
                                                        SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                    ------------------------------- ------------------------------ --------------------------------
                                               2010           2009          2010             2009          2010               2009
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   5,239,599  $   3,942,494  $   (178,625)   $     (68,789) $  5,638,516    $     1,357,013
  Net realized gains (losses)               901,510     (3,320,122)   (3,506,436)      (5,945,472)   (8,036,890)       (12,691,428)
  Change in unrealized gains
     (losses) on investments             10,530,966     33,546,583     9,129,288       14,317,076    13,628,349         33,247,888
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   16,672,075     34,168,955     5,444,227        8,302,815    11,229,975         21,913,473
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 2,877,045      2,835,110       375,376          588,063     2,153,434          3,165,013
  Net transfers (including
     fixed account)                      43,310,938      2,735,589       418,365         (220,275)      523,474           (504,030)
  Contract charges                          (61,010)       (50,803)      (47,566)         (53,613)      (35,012)           (39,919)
  Transfers for contract benefits
     and terminations                   (18,444,043)   (11,868,622)   (7,823,994)      (6,306,936)  (11,668,216)        (8,466,907)
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             27,682,930     (6,348,726)   (7,077,819)      (5,992,761)   (9,026,320)        (5,845,843)
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                     44,355,005     27,820,229    (1,633,592)       2,310,054     2,203,655         16,067,630
NET ASSETS:
  Beginning of year                     105,877,776     78,057,547    56,574,643       54,264,589    84,648,075         68,580,445
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
  End of year                       $   150,232,781  $ 105,877,776  $ 54,941,051    $  56,574,643  $ 86,851,730    $    84,648,075
                                    ================ ============== =============== ============== =============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                           MIST HARRIS OAKMARK
   MIST DREMAN SMALL CAP VALUE                   INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH                MIST JANUS FORTY
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- --------------- ---------------- -------------------------------
          2010            2009            2010            2009            2010             2009             2010           2009
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
 $    (115,184)   $    (88,882)   $    397,129    $  4,682,379    $   (198,696)   $    (111,953)   $   3,377,101    $ (6,405,206)
       312,797        (912,364)     (4,180,346)    (10,091,158)          7,435         (704,842)     (16,861,264)    (19,418,471)
     2,143,925       3,949,380      15,582,634      36,479,104       2,462,245        2,705,257       54,896,156     209,631,483
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
     2,341,538       2,948,134      11,799,417      31,070,325       2,270,984        1,888,462       41,411,993     183,807,806
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
       405,792         442,189       1,183,833       1,113,251         236,824          224,001       18,850,981      21,551,964
     1,475,432         705,191       3,722,593      (1,017,156)      4,174,371        1,005,814      (15,447,126)       (426,999)
        (4,229)         (4,125)        (23,467)        (26,663)         (3,394)          (2,760)        (476,293)       (529,803)
    (1,952,307)     (1,232,508)    (13,797,409)     (7,306,904)     (1,459,461)        (509,413)     (98,948,271)    (42,839,362)
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
       (75,312)        (89,253)     (8,914,450)     (7,237,472)      2,948,340          717,642      (96,020,709)    (22,244,200)
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
     2,266,226       2,858,881       2,884,967      23,832,853       5,219,324        2,606,104      (54,608,716)    161,563,606
    13,676,299      10,817,418      86,620,909      62,788,056       8,271,522        5,665,418      617,906,720     456,343,114
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
$   15,942,525    $ 13,676,299    $ 89,505,876    $ 86,620,909    $ 13,490,846    $   8,271,522    $ 563,298,004    $617,906,720
================= =============== =============== =============== =============== ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                      MIST LEGG MASON CLEARBRIDGE
                                               MIST LAZARD MID CAP              AGGRESSIVE GROWTH    MIST LEGG MASON VALUE EQUITY
                                                        SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    --------------------------------- ------------------------------ -------------------------------
                                              2010            2009          2010             2009           2010             2009
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (313,922)   $    (39,120)   $   (1,126)   $        (556)   $     8,731    $      (7,487)
  Net realized gains (losses)           (1,295,722)     (5,453,218)       19,968           11,965       (322,395)      (1,301,245)
  Change in unrealized gains
     (losses) on investments            18,900,946      29,578,070          (313)          35,410        473,865        2,481,916
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  17,291,302      24,085,732        18,529           46,819        160,201        1,173,184
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,285,313       2,613,232        22,034           32,362         43,089           37,584
  Net transfers (including
     fixed account)                     (1,129,791)     (1,741,861)      266,593           13,680        (81,943)         186,327
  Contract charges                         (43,961)        (51,613)           --              (29)          (502)            (603)
  Transfers for contract benefits
     and terminations                  (14,478,164)     (7,477,909)     (251,037)          (6,822)      (544,980)      (1,450,175)
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (13,366,603)     (6,658,151)       37,590           39,191       (584,336)      (1,226,867)
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                     3,924,699      17,427,581        56,119           86,010       (424,135)         (53,683)
NET ASSETS:
  Beginning of year                     90,411,267      72,983,686       138,656           52,646      4,295,464        4,349,147
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
  End of year                       $   94,335,966    $ 90,411,267    $  194,775    $     138,656    $ 3,871,329    $   4,295,464
                                    ================= =============== ============= ================ ============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND       MIST LORD ABBETT GROWTH AND
                         MARKETS                     DEBENTURE                            INCOME    MIST LORD ABBETT MID CAP VALUE
                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- --------------------------------- -------------------------------
           2010             2009          2010            2009             2010             2009            2010              2009
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
  $   3,681,019    $   1,720,677  $  3,389,576    $  3,916,408    $  (1,079,597)   $     574,143    $   (724,700)   $      130,939
     (1,563,612)      (5,651,441)      954,869      (1,636,650)      (9,512,542)     (15,335,665)     (5,567,525)       (8,459,967)
     28,673,404       51,705,781     3,147,896      16,963,593       30,874,618       36,121,241      18,071,963        19,719,017
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
     30,790,811       47,775,017     7,492,341      19,243,351       20,282,479       21,359,719      11,779,738        11,389,989
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
      4,804,771        5,841,713       625,765         452,683        1,427,815        1,651,942         464,080           358,828
     (4,327,163)      (4,332,251)    1,611,635       2,278,449       (3,624,085)      (2,622,078)     (1,771,771)       (1,779,563)
       (124,043)        (129,077)      (21,004)        (22,052)         (41,598)         (48,861)        (12,756)          (15,016)
    (28,074,301)     (12,276,292)  (10,695,975)     (9,591,221)     (19,772,310)     (15,460,342)     (8,217,077)       (5,007,118)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
    (27,720,736)     (10,895,907)   (8,479,579)     (6,882,141)     (22,010,178)     (16,479,339)     (9,537,524)       (6,442,869)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
      3,070,075       36,879,110      (987,238)     12,361,210       (1,727,699)       4,880,380       2,242,214         4,947,120
    166,789,133      129,910,023    70,758,842      58,397,632      149,934,901      145,054,521      56,795,766        51,848,646
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
$   169,859,208    $ 166,789,133  $ 69,771,604    $ 70,758,842    $ 148,207,202    $ 149,934,901    $ 59,037,980    $   56,795,766
================== ============== =============== =============== ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                        MIST MET/                                        MIST MET/
                                      EATON VANCE                                        TEMPLETON
                                    FLOATING RATE    MIST MET/FRANKLIN MUTUAL SHARES        GROWTH  MIST METLIFE BALANCED STRATEGY
                                       SUBACCOUNT            SUBACCOUNT                 SUBACCOUNT                      SUBACCOUNT
                                    ---------------- -------------------------------- ------------- --------------------------------
                                          2010 (b)             2010          2009          2010 (b)         2010           2009 (c)
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $    (3,899)     $  (11,060)     $  (6,635)    $   (444,404) $     40,623    $      (301,342)
  Net realized gains (losses)                  965          19,234            838         (108,183)      726,119            237,772
  Change in unrealized gains
     (losses) on investments                19,386          43,651         85,427        2,086,882     1,822,350          4,710,288
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                      16,452          51,825         79,630        1,534,295     2,589,092          4,646,718
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                       --              --          1,230           51,069       186,086             27,807
  Net transfers (including
     fixed account)                        741,948         242,056        214,583       37,694,044      (127,653)        20,779,948
  Contract charges                             (43)            (80)           (35)         (10,934)       (6,799)            (7,434)
  Transfers for contract benefits
     and terminations                      (33,283)        (78,162)       (19,501)      (2,673,567)   (2,397,193)        (1,181,757)
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions               708,622         163,814        196,277       35,060,612    (2,345,559)        19,618,564
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
     Net increase (decrease)
       in net assets                       725,074         215,639        275,907       36,594,907       243,533         24,265,282
NET ASSETS:
  Beginning of year                             --         530,058        254,151               --    24,265,282                 --
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
  End of year                          $   725,074      $  745,697      $ 530,058     $ 36,594,907  $ 24,508,815    $    24,265,282
                                    ================ ================== ============= ============= =============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                       MIST MFS EMERGING MARKETS
  MIST METLIFE GROWTH STRATEGY  MIST METLIFE MODERATE STRATEGY                            EQUITY    MIST MFS RESEARCH INTERNATIONAL
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                         SUBACCOUNT
------------------------------- --------------------------------- --------------------------------- ------------------------------
          2010         2009 (c)         2010           2009 (c)            2010             2009            2010           2009
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
  $    (48,971)   $   (287,582) $     76,287    $     (183,314)   $    (719,407)   $      (9,356)   $     20,862    $ 1,013,029
     1,116,501         251,517       371,000           179,733         (753,108)      (9,293,010)     (6,143,246)   (10,563,967)
     1,639,449       5,018,238     1,067,659         2,565,637       21,914,501       51,948,455      12,019,334     27,743,824
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
     2,706,979       4,982,173     1,514,946         2,562,056       20,441,986       42,646,089       5,896,950     18,192,886
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
        34,397          38,042       388,032           229,967          683,797          344,509         956,246      1,173,880
    (1,418,788)     19,240,050       862,313        12,075,665          804,832        2,379,869      (2,373,941)    (1,790,513)
        (6,654)         (7,208)       (4,724)           (5,082)         (21,605)         (23,252)        (20,945)       (25,292)
    (2,368,445)       (902,598)     (910,419)         (444,565)     (14,615,915)      (8,374,122)    (10,571,750)    (7,634,744)
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
    (3,759,490)     18,368,286       335,202        11,855,985      (13,148,891)      (5,672,996)    (12,010,390)    (8,276,669)
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
    (1,052,511)     23,350,459     1,850,148        14,418,041        7,293,095       36,973,093      (6,113,440)     9,916,217
    23,350,459              --    14,418,041                --      106,330,059       69,356,966      77,964,871     68,048,654
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
$   22,297,948    $ 23,350,459  $ 16,268,189    $   14,418,041    $ 113,623,154    $ 106,330,059    $ 71,851,431    $77,964,871
================= ============= =============== ================= ================ ================ =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                       MIST MORGAN STANLEY MID CAP        MIST OPPENHEIMER CAPITAL  MIST PIMCO INFLATION PROTECTED
                                                            GROWTH                    APPRECIATION                            BOND
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------- -------------------------------
                                              2010            2009           2010             2009           2010             2009
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (290,531)   $   (276,970) $  (1,880,608)   $  (3,650,583) $     910,990    $   1,944,386
  Net realized gains (losses)              179,082      (1,381,216)   (14,461,639)     (15,735,907)     4,490,855          (65,519)
  Change in unrealized gains
     (losses) on investments             4,588,606       8,351,445     39,193,512      125,727,403      1,161,769       12,384,689
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,477,157       6,693,259     22,851,265      106,340,913      6,563,614       14,263,556
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   74,419          59,236      9,960,991       11,807,411      2,299,177        1,973,077
  Net transfers (including
     fixed account)                     (1,963,930)        399,825    (12,052,204)      (5,621,823)    10,623,977       11,450,930
  Contract charges                          (3,188)         (3,622)      (298,027)        (331,667)       (29,860)         (29,677)
  Transfers for contract benefits
     and terminations                   (2,453,671)     (1,861,341)   (47,208,645)     (22,675,479)   (14,085,206)     (12,545,627)
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (4,346,370)     (1,405,902)   (49,597,885)     (16,821,558)    (1,191,912)         848,703
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
     Net increase (decrease)
       in net assets                       130,787       5,287,357    (26,746,620)      89,519,355      5,371,702       15,112,259
NET ASSETS:
  Beginning of year                     17,892,218      12,604,861    351,416,197      261,896,842    104,939,462       89,827,203
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
  End of year                       $   18,023,005    $ 17,892,218  $ 324,669,577    $ 351,416,197  $ 110,311,164    $ 104,939,462
                                    ================= ============= ================ ============== ================ ==============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                        MIST RCM
         MIST PIMCO TOTAL RETURN               MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME    TECHNOLOGY
                      SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT    SUBACCOUNT
----------------------------------- ------------------------------- --------------------------------- -------------
           2010             2009            2010            2009             2010             2009       2010 (b)
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
  $   8,752,020    $  (3,435,834)   $   (207,203)   $   (139,756)   $   9,012,715    $   5,733,211    $   (31,536)
     13,725,544        3,482,044         836,067        (620,443)       6,147,021         (188,988)         1,028
      5,170,879       46,874,754       5,715,899      10,674,334       10,241,708       50,068,119        473,487
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
     27,648,443       46,920,964       6,344,763       9,914,135       25,401,444       55,612,342        442,979
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
     11,003,929        5,074,691         588,805         730,485        3,027,694        3,025,381          5,752
     33,073,781      417,280,463        (438,848)     23,026,848       24,677,941       60,557,349      2,391,202
       (105,334)        (109,662)        (26,577)        (30,183)         (70,927)         (73,100)          (801)
    (78,016,479)     (54,406,078)     (6,250,902)     (3,865,309)     (36,081,723)     (25,602,384)      (114,329)
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
    (34,044,103)     367,839,414      (6,127,522)     19,861,841       (8,447,015)      37,907,246      2,281,824
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
     (6,395,660)     414,760,378         217,241      29,775,976       16,954,429       93,519,588      2,724,803
    437,011,528       22,251,150      48,615,076      18,839,100      249,602,835      156,083,247             --
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
$   430,615,868    $ 437,011,528    $ 48,832,317    $ 48,615,076    $ 266,557,264    $ 249,602,835    $ 2,724,803
================== ================ =============== =============== ================ ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                MIST SSGA GROWTH AND                                    MIST T. ROWE PRICE MID CAP
                                                          INCOME ETF              MIST SSGA GROWTH ETF                      GROWTH
                                                          SUBACCOUNT                        SUBACCOUNT                  SUBACCOUNT
                                    ----------------------------------- ------------------------------- -------------- ------------
                                               2010             2009             2010             2009         2010           2009
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   141,485    $     992,384    $     410,715    $     876,544  $   (54,930)   $   (31,486)
  Net realized gains (losses)               394,694       (2,255,281)        (449,603)      (2,989,223)      72,787       (127,441)
  Change in unrealized gains
     (losses) on investments             12,093,535       24,831,651       17,863,262       34,332,000      657,273        748,484
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   12,629,714       23,568,754       17,824,374       32,219,321      675,130        589,557
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 5,192,124        5,625,107        7,347,800        9,285,810        7,824         71,177
  Net transfers (including
     fixed account)                      (2,409,553)      (4,402,096)      (6,506,021)      (6,955,257)     556,172        925,351
  Contract charges                         (180,803)        (195,538)        (219,040)        (236,972)        (520)          (505)
  Transfers for contract benefits
     and terminations                   (11,074,725)     (11,908,112)      (9,859,232)      (9,446,385)    (146,989)      (110,975)
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (8,472,957)     (10,880,639)      (9,236,493)      (7,352,804)     416,487        885,048
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets                      4,156,757       12,688,115        8,587,881       24,866,517    1,091,617      1,474,605
NET ASSETS:
  Beginning of year                     122,341,279      109,653,164      148,328,139      123,461,622    2,536,266      1,061,661
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
  End of year                       $   126,498,036    $ 122,341,279    $ 156,916,020    $ 148,328,139  $ 3,627,883    $ 2,536,266
                                    ================== ================ ================ ============== ============== ============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                         MORGAN STANLEY CAPITAL
MIST THIRD AVENUE SMALL CAP VALUE    MIST TURNER MID CAP GROWTH          MIST VAN KAMPEN COMSTOCK                 OPPORTUNITIES
                       SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
------------------------------------ ----------------------------- --------------------------------- -----------------------------
           2010              2009           2010           2009             2010             2009             2010         2009
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
  $    (482,453)   $     (509,689)   $   (56,671)   $   (53,083)   $    (237,283)   $  (2,508,082)   $     (29,043)   $  (20,730)
     (6,045,410)      (10,222,037)      (105,862)      (363,716)      10,953,834        3,522,859           61,264        (3,174)
     30,878,171        40,735,191        729,192      1,412,188       15,994,272       55,307,087          271,030       526,176
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
     24,350,308        30,003,465        566,659        995,389       26,710,823       56,321,864          303,251       502,272
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
      4,481,255         5,154,111          7,976          9,364        1,614,932          897,453           18,000         1,200
     (5,742,267)       (5,074,616)      (474,037)       (14,949)      (6,194,380)     197,759,833           56,236        41,974
        (79,851)          (89,548)          (954)        (1,046)        (107,918)        (120,334)            (127)         (126)
    (17,121,282)      (12,549,405)      (372,095)      (201,507)     (33,718,819)     (18,470,317)        (142,618)      (70,086)
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
    (18,462,145)      (12,559,458)      (839,110)      (208,138)     (38,406,185)     180,066,635          (68,509)      (27,038)
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
      5,888,163        17,444,007       (272,451)       787,251      (11,695,362)     236,388,499          234,742       475,234
    149,634,615       132,190,608      3,118,333      2,331,082      237,036,843          648,344        1,228,624       753,390
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
$   155,522,778    $  149,634,615    $ 2,845,882    $ 3,118,333    $ 225,341,481    $ 237,036,843    $   1,463,366    $1,228,624
================== ================= ============== ============== ================ ================ ================ ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                      MSF BARCLAYS CAPITAL AGGREGATE
                                                          BOND INDEX  MSF BLACKROCK AGGRESSIVE GROWTH     MSF BLACKROCK BOND INCOME
                                                          SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- ------------------------------- ------------------------------
                                             2010               2009           2010             2009           2010           2009
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 3,196,146    $     6,658,550  $  (1,652,049)   $  (1,460,494) $   7,336,367    $ 15,849,758
  Net realized gains (losses)             740,234            117,524        (59,363)      (5,561,733)     2,350,622      (1,318,378)
  Change in unrealized gains
     (losses) on investments            2,005,415         (1,818,067)    15,653,436       47,151,550     10,231,821       8,009,416
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,941,795          4,958,007     13,942,024       40,129,323     19,918,810      22,540,796
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               3,886,773          4,759,392        987,855        1,007,472      3,217,835       2,837,319
  Net transfers (including
     fixed account)                    (3,027,797)        (4,887,320)    (2,262,501)      (2,001,221)     7,916,248      20,579,435
  Contract charges                        (79,961)          (109,783)       (87,337)        (100,380)      (103,236)       (116,686)
  Transfers for contract benefits
     and terminations                 (20,394,190)       (15,526,500)   (16,065,098)     (12,129,817)   (49,180,996)    (40,944,661)
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (19,615,175)       (15,764,211)   (17,427,081)     (13,223,946)   (38,150,149)    (17,644,593)
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                  (13,673,380)       (10,806,204)    (3,485,057)      26,905,377    (18,231,339)      4,896,203
NET ASSETS:
  Beginning of year                   124,909,151        135,715,355    118,461,145       91,555,768    310,155,879     305,259,676
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
  End of year                       $ 111,235,771    $   124,909,151  $ 114,976,088    $ 118,461,145  $ 291,924,540    $310,155,879
                                    ================ ================ ================ ============== ================ =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
88

                                                                   MSF BLACKROCK LEGACY LARGE CAP
       MSF BLACKROCK DIVERSIFIED  MSF BLACKROCK LARGE CAP VALUE                            GROWTH   MSF BLACKROCK MONEY MARKET
                      SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
--------------------------------- -------------------------------- ------------------------------- -------------------------------
           2010             2009          2010             2009             2010             2009           2010            2009
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
  $   1,917,535    $   3,554,551  $   (178,536)   $     (96,633)   $  (2,970,952)   $  (2,298,591) $  (6,732,484)   $ (4,537,361)
        817,530       (3,639,908)     (998,742)      (1,183,439)      12,693,487        2,742,618             --              --
     17,884,729       42,314,738     2,312,362        2,824,117       31,968,972       63,399,818             --              --
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
     20,619,794       42,229,381     1,135,084        1,544,045       41,691,507       63,843,845     (6,732,484)     (4,537,361)
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
      5,981,006        5,537,932       227,718          268,895        3,540,046        2,584,629     13,764,673      13,812,864
     (5,914,502)     132,215,313       (91,264)         624,990       (4,835,059)     220,173,602    316,568,462     116,918,241
       (224,192)        (251,232)       (5,757)          (6,896)        (129,923)        (149,841)      (213,887)       (171,530)
    (38,851,332)     (20,744,481)   (2,913,987)      (1,170,695)     (41,706,229)     (16,544,345)  (216,737,082)   (231,513,145)
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
    (39,009,020)     116,757,532    (2,783,290)        (283,706)     (43,131,165)     206,064,045    113,382,166    (100,953,570)
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
    (18,389,226)     158,986,913    (1,648,206)       1,260,339       (1,439,658)     269,907,890    106,649,682    (105,490,931)
    281,893,639      122,906,726    19,257,470       17,997,131      269,927,201           19,311    335,600,209     441,091,140
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
$   263,504,413    $ 281,893,639  $ 17,609,264    $  19,257,470    $ 268,487,543    $ 269,927,201  $ 442,249,891    $335,600,209
================== ============== =============== ================ ================ ============== ================ ==============

The accompanying notes are an integral part of these financial statements.
89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                           MSF DAVIS VENTURE VALUE             MSF FI VALUE LEADERS           MSF JENNISON GROWTH
                                                        SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- -------------------------------- -----------------------------
                                              2010            2009            2010             2009            2010          2009
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (280,810)   $    (32,829)   $    (52,885)   $   1,118,879    $   (615,282)   $  (823,693)
  Net realized gains (losses)           (1,564,928)     (4,049,816)     (8,774,890)     (14,115,110)       (654,199)    (3,764,322)
  Change in unrealized gains
     (losses) on investments             6,136,053      15,655,746      20,494,542       30,416,145       6,231,428     22,199,459
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,290,315      11,573,101      11,666,767       17,419,914       4,961,947     17,611,444
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  545,628         511,862         930,017          707,028         290,063        420,491
  Net transfers (including
     fixed account)                       (465,857)        637,188      (3,384,556)      (3,105,174)     (1,015,205)    (2,249,842)
  Contract charges                          (8,410)        (14,523)        (22,930)         (33,631)        (48,923)       (54,956)
  Transfers for contract benefits
     and terminations                   (7,345,504)     (4,880,875)    (13,619,689)     (11,994,511)     (9,356,185)    (6,953,762)
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (7,274,143)     (3,746,348)    (16,097,158)     (14,426,288)    (10,130,250)    (8,838,069)
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets                    (2,983,828)      7,826,753      (4,430,391)       2,993,626      (5,168,303)     8,773,375
NET ASSETS:
  Beginning of year                     49,036,833      41,210,080     103,755,815      100,762,189      61,763,702     52,990,327
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
  End of year                       $   46,053,005    $ 49,036,833    $ 99,325,424    $ 103,755,815    $ 56,595,399    $61,763,702
                                    ================= =============== =============== ================ =============== =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
90

                                    MSF MET/ARTISAN          MSF MET/DIMENSIONAL
MSF LOOMIS SAYLES SMALL CAP CORE      MID CAP VALUE  INTERNATIONAL SMALL COMPANY   MSF METLIFE AGGRESSIVE
                      SUBACCOUNT         SUBACCOUNT                   SUBACCOUNT    ALLOCATION SUBACCOUNT
----------------------------------- ---------------- ----------------------------- -----------------------------
       2010              2009 (c)         2010 (b)         2010         2009 (c)           2010          2009
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
$    (9,222)   $          (2,259)   $     (25,905)   $     (602)   $       (347)   $    (67,857)   $   481,447
     16,996                1,003          (10,152)        3,869             101      (2,951,058)    (2,659,832)
    112,778               43,867          164,008        15,221             933       9,926,030     15,262,035
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
    120,552               42,611          127,951        18,488             687       6,907,115     13,083,650
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
     10,236               39,528               --            --           2,821       3,658,699      4,450,429
    233,284              254,535        2,479,334        15,125          72,058        (576,793)       497,698
        (57)                 (20)            (375)           (3)             (1)        (61,056)       (68,969)
    (60,970)             (11,266)        (412,510)         (583)           (134)    (12,096,996)    (3,689,758)
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
    182,493              282,777        2,066,449        14,539          74,744      (9,076,146)     1,189,400
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
    303,045              325,388        2,194,400        33,027          75,431      (2,169,031)    14,273,050
    325,388                   --               --        75,431              --      57,912,078     43,639,028
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
$   628,433    $         325,388    $   2,194,400    $  108,458    $     75,431    $ 55,743,047    $57,912,078
============== ==================== ================ ============= =============== =============== =============

The accompanying notes are an integral part of these financial statements.
91

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                          MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO            MSF METLIFE MID CAP
                                                        ALLOCATION            MODERATE ALLOCATION                    STOCK INDEX
                                                        SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                    --------------------------------- --------------------------------- ---------------------------
                                              2010            2009            2010           2009              2010         2009
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   779,606    $    413,774    $  1,912,414    $      1,584,645  $   (16,661)   $  26,945
  Net realized gains (losses)              705,709        (207,205)       (106,705)         (2,735,851)     (57,772)     (82,239)
  Change in unrealized gains
     (losses) on investments             1,401,830       4,656,981       6,774,441          17,221,045    1,577,100    1,716,453
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   2,887,145       4,863,550       8,580,150          16,069,839    1,502,667    1,661,159
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                1,251,896       1,051,508       3,808,639           3,798,278      389,535      404,500
  Net transfers (including
     fixed account)                      7,282,385       7,292,500       3,816,562           4,082,362      290,592      313,320
  Contract charges                         (10,740)         (9,805)        (43,100)            (58,296)      (4,862)      (4,740)
  Transfers for contract benefits
     and terminations                   (5,719,703)     (4,309,783)    (12,700,519)        (11,035,816)    (529,046)    (473,648)
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             2,803,838       4,024,420      (5,118,418)         (3,213,472)     146,219      239,432
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets                     5,690,983       8,887,970       3,461,732          12,856,367    1,648,886    1,900,591
NET ASSETS:
  Beginning of year                     32,861,250      23,973,280      89,073,057          76,216,690    6,254,414    4,353,823
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
  End of year                       $   38,552,233    $ 32,861,250    $ 92,534,789    $     89,073,057  $ 7,903,300    $6,254,414
                                    ================= =============== =============== ================= ============== ============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
92

                                           MSF METLIFE MODERATE TO
 MSF METLIFE MODERATE ALLOCATION             AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
----------------------------------- --------------------------------- ------------------------------- ------------------------------
           2010             2009             2010             2009             2010             2009           2010           2009
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
  $   5,582,185    $   6,437,828    $   3,465,608    $   4,265,143    $  (1,550,335)   $  (3,304,307) $   8,425,455    $ 15,963,723
     (5,424,426)      (8,424,503)     (10,265,456)      (8,435,668)      18,126,276        1,951,873    (16,178,972)    (34,447,130)
     45,896,962       84,951,148       49,819,288       81,483,365       75,716,840      195,977,835     54,558,082     110,011,807
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
     46,054,721       82,964,473       43,019,440       77,312,840       92,292,781      194,625,401     46,804,565      91,528,400
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
     19,846,283       21,531,199       16,766,373       19,494,043       23,601,044       44,566,390      8,928,313       9,924,994
      4,314,279       (2,092,627)      (3,903,285)      (5,053,431)    (104,187,115)     356,245,886     (9,255,687)    (14,533,124)
       (366,789)        (464,281)        (417,016)        (501,237)        (610,076)        (717,515)      (290,412)       (340,402)
    (53,282,954)     (40,662,396)     (52,043,396)     (25,862,094)     (97,206,926)     (54,957,009)   (87,760,748)    (75,536,392)
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
    (29,489,181)     (21,688,105)     (39,597,324)     (11,922,719)    (178,403,073)     345,137,752    (88,378,534)    (80,484,924)
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
     16,565,540       61,276,368        3,422,116       65,390,121      (86,110,292)     539,763,153    (41,573,969)     11,043,476
    411,199,938      349,923,570      356,369,177      290,979,056      894,068,941      354,305,788    636,362,549     625,319,073
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
$   427,765,478    $ 411,199,938    $ 359,791,293    $ 356,369,177    $ 807,958,649    $ 894,068,941  $ 594,788,580    $636,362,549
================== ================ ================ ================ ================ ============== ================ =============

The accompanying notes are an integral part of these financial statements.
93

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                      MSF NEUBERGER BERMAN MID CAP
                                                      MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX                         VALUE
                                                         SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------------- ------------------------------ -----------------------------
                                              2010             2009            2010             2009          2010            2009
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (137,987)   $  (1,053,901)   $  1,294,856    $   2,246,943  $   (146,631)   $    (13,238)
  Net realized gains (losses)           (1,903,486)      (4,999,974)     (7,960,644)      (5,508,736)     (879,472)     (2,143,976)
  Change in unrealized gains
     (losses) on investments             8,611,346       17,381,628      10,778,394       20,857,492     4,943,695       8,013,551
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   6,569,873       11,327,753       4,112,606       17,595,699     3,917,592       5,856,337
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,261,872        2,390,601       2,988,839        4,135,125           997             360
  Net transfers (including
     fixed account)                      3,117,245          595,560      (1,860,726)      (1,890,853)     (131,374)        (93,852)
  Contract charges                         (25,647)         (27,661)        (47,455)         (63,731)       (3,975)         (4,384)
  Transfers for contract benefits
     and terminations                   (9,485,200)      (7,102,579)    (14,605,094)      (7,136,781)   (2,514,527)     (2,030,810)
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (4,131,730)      (4,144,079)    (13,524,436)      (4,956,240)   (2,648,879)     (2,128,686)
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets                     2,438,143        7,183,674      (9,411,830)      12,639,459     1,268,713       3,727,651
NET ASSETS:
  Beginning of year                     71,463,612       64,279,938      81,732,457       69,092,998    17,694,207      13,966,556
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
  End of year                       $   73,901,755    $  71,463,612    $ 72,320,627    $  81,732,457  $ 18,962,920    $ 17,694,207
                                    ================= ================ =============== ============== =============== =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
94

                                                                       MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
   MSF OPPENHEIMER GLOBAL EQUITY            MSF RUSSELL 2000 INDEX                          GROWTH                         GROWTH
                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
----------------------------------- --------------------------------- ------------------------------- ------------------------------
           2010             2009             2010             2009            2010            2009             2010          2009
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
    $   304,750    $   3,387,171    $       7,018    $     806,291    $   (720,749)   $   (547,600)   $  (1,256,924)   $  (980,856)
     (8,491,313)     (19,069,420)      (4,300,677)      (2,543,530)       (337,588)     (3,347,314)         266,597     (1,797,039)
     56,165,206      121,479,376       27,149,045       22,055,715       7,462,700      18,732,599       27,477,353     26,909,994
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
     47,978,643      105,797,127       22,855,386       20,318,476       6,404,363      14,837,685       26,487,026     24,132,099
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
      9,576,727       10,838,290        3,643,380        4,460,129         440,247         626,777        3,089,531      3,385,801
     (7,268,720)     (11,470,315)      (1,521,126)      (1,149,109)       (515,092)        545,731          125,709       (640,078)
       (202,710)        (218,579)         (78,130)         (85,892)        (22,081)        (24,343)         (58,145)       (66,976)
    (53,058,261)     (26,389,228)     (18,479,738)      (7,939,018)     (7,217,564)     (5,612,072)     (11,603,685)    (8,104,221)
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
    (50,952,964)     (27,239,832)     (16,435,614)      (4,713,890)     (7,314,490)     (4,463,907)      (8,446,590)    (5,425,474)
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
     (2,974,321)      78,557,295        6,419,772       15,604,586        (910,127)     10,373,778       18,040,436     18,706,625
    374,398,305      295,841,010      102,896,929       87,292,343      49,610,845      39,237,067       87,765,568     69,058,943
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
$   371,423,984    $ 374,398,305    $ 109,316,701    $ 102,896,929    $ 48,700,718    $ 49,610,845    $ 105,806,004    $87,765,568
================== ================ ================ ================ =============== =============== ================ =============

The accompanying notes are an integral part of these financial statements.
95

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                                    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT              PIONEER VCT BOND
                                                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- --------------------------------- -----------------------------
                                             2010           2009             2010             2009            2010          2009
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   431,774    $   413,329    $   2,537,373    $   6,450,231    $    837,944     $  866,588
  Net realized gains (losses)             141,920         68,401        1,328,880         (721,385)        798,534         32,213
  Change in unrealized gains
     (losses) on investments              333,475      1,508,727        4,253,524         (318,941)        408,300      2,672,431
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    907,169      1,990,457        8,119,777        5,409,905       2,044,778      3,571,232
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 102,762         85,859        3,829,885        3,449,301         104,424        200,788
  Net transfers (including
     fixed account)                       459,170        453,192        5,091,257       (5,051,223)      2,194,623      4,376,855
  Contract charges                         (3,706)        (3,714)        (100,867)        (114,731)         (8,856)        (9,278)
  Transfers for contract benefits
     and terminations                  (1,183,589)    (1,321,293)     (29,475,988)     (27,819,606)     (3,534,863)    (3,752,302)
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (625,363)      (785,956)     (20,655,713)     (29,536,259)     (1,244,672)       816,063
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets                      281,806      1,204,501      (12,535,936)     (24,126,354)        800,106      4,387,295
NET ASSETS:
  Beginning of year                     8,142,474      6,937,973      185,790,047      209,916,401      27,892,198     23,504,903
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
  End of year                       $   8,424,280    $ 8,142,474    $ 173,254,111    $ 185,790,047    $ 28,692,304    $27,892,198
                                    ================ ============== ================ ================ =============== =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
96

      PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME              PIONEER VCT FUND
                    SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
--------------------------------- ------------------------------- ------------------------------- -----------------------------
          2010            2009            2010            2009            2010            2009            2010          2009
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
 $    (179,379)   $   (144,361)   $   (398,019)   $   (205,616)   $     34,504    $    221,027    $   (222,742)   $   (92,368)
      (154,626)       (813,411)         75,545      (1,576,847)       (537,299)     (2,218,347)       (263,207)    (2,511,656)
     1,268,462       2,993,813       3,208,447      11,768,760       3,676,195       3,879,742       4,054,540      8,020,176
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
       934,457       2,036,041       2,885,973       9,986,297       3,173,400       1,882,422       3,568,591      5,416,152
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
        91,425          81,834         207,259         267,589          63,944          83,892         140,582        249,651
      (511,858)        664,394        (810,305)      3,184,385         101,477      (1,469,368)       (788,247)    (2,239,001)
        (5,100)         (5,817)        (10,037)        (10,903)         (7,791)         (8,818)        (12,176)       (13,716)
    (1,024,422)       (714,231)     (1,887,462)     (1,306,343)     (1,856,435)     (1,503,317)     (2,741,497)    (2,903,709)
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
    (1,449,955)         26,180      (2,500,545)      2,134,728      (1,698,805)     (2,897,611)     (3,401,338)    (4,906,775)
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
      (515,498)      2,062,221         385,428      12,121,025       1,474,595      (1,015,189)        167,253        509,377
    14,626,585      12,564,364      25,836,006      13,714,981      19,818,006      20,833,195      29,315,550     28,806,173
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
$   14,111,087    $ 14,626,585    $ 26,221,434    $ 25,836,006    $ 21,292,601    $ 19,818,006    $ 29,482,803    $29,315,550
================= =============== =============== =============== =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.
97

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                         PIONEER VCT                       PIONEER VCT
                                          IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION   PIONEER VCT MID CAP VALUE
                                                          SUBACCOUNT                        SUBACCOUNT                  SUBACCOUNT
                                    ----------------------------------- ------------------------------- ----------------------------
                                               2010             2009             2010             2009          2010          2009
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (823,648)   $     518,874    $     458,323    $   1,452,383  $   (372,395)   $  (183,570)
  Net realized gains (losses)            (3,959,113)      (6,908,239)      (1,798,072)      (5,417,146)   (2,555,443)    (5,882,485)
  Change in unrealized gains
     (losses) on investments             31,646,629       60,945,509       15,496,939       33,415,291     9,169,920     14,148,015
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   26,863,868       54,556,144       14,157,190       29,450,528     6,242,082      8,081,960
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 3,722,328        3,902,753        1,381,043        1,954,854       237,248        268,840
  Net transfers (including
     fixed account)                      (7,341,420)          47,840        3,210,572        4,193,489    (1,763,109)    (1,433,734)
  Contract charges                         (127,073)        (133,723)         (43,434)         (46,905)      (18,372)       (20,950)
  Transfers for contract benefits
     and terminations                   (10,017,304)      (9,226,017)     (13,680,628)     (10,183,335)   (4,877,160)    (3,844,567)
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (13,763,469)      (5,409,147)      (9,132,447)      (4,081,897)   (6,421,393)    (5,030,411)
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets                     13,100,399       49,146,997        5,024,743       25,368,631      (179,311)     3,051,549
NET ASSETS:
  Beginning of year                     233,598,663      184,451,666      129,177,322      103,808,691    43,949,273     40,897,724
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
  End of year                       $   246,699,062    $ 233,598,663    $ 134,202,065    $ 129,177,322  $ 43,769,962    $43,949,273
                                    ================== ================ ================ ============== =============== ============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
98

                                                                                                WELLS FARGO VT SMALL CAP
PIONEER VCT REAL ESTATE SHARES            UIF CAPITAL GROWTH            UIF U.S. REAL ESTATE                  VALUE FUND
                    SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
--------------------------------- ----------------------------- ------------------------------- ---------------------------
          2010            2009           2010           2009            2010            2009           2010         2009
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
    $   72,053    $    243,674    $  (148,414)   $  (137,105)   $    110,950    $    277,482    $     7,863    $   (4,589)
      (873,404)     (2,726,121)       414,582       (228,359)     (1,730,114)     (3,203,984)      (148,047)     (281,210)
     3,929,720       5,240,904      1,476,000      4,138,075       6,651,015       7,377,546        722,957     1,812,544
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
     3,128,369       2,758,457      1,742,168      3,772,611       5,031,851       4,451,044        582,773     1,526,745
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
        69,797          95,753            495            540          97,017         102,434         86,346        83,273
       689,043         211,648        (45,236)      (126,359)     (1,574,727)        194,831       (493,175)      131,168
        (6,673)         (6,413)        (2,102)        (2,377)        (10,492)        (10,890)            --        (1,888)
    (1,168,701)       (770,938)    (1,319,987)    (1,054,680)     (2,727,751)     (1,844,493)      (342,837)     (203,308)
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
      (416,534)       (469,950)    (1,366,830)    (1,182,876)     (4,215,953)     (1,558,118)      (749,666)        9,245
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
     2,711,835       2,288,507        375,338      2,589,735         815,898       2,892,926       (166,893)    1,535,990
    12,313,902      10,025,395      9,168,364      6,578,629      20,149,396      17,256,470      4,195,513     2,659,523
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
$   15,025,737    $ 12,313,902    $ 9,543,702    $ 9,168,364    $ 20,965,294    $ 20,149,396    $ 4,028,620    $4,195,513
================= =============== ============== ============== =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.
99

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements and financial highlights as of the earliest period presented. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities MetLife of CT Separate Account Six for Variable Annuities MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities MetLife of CT Separate Account Ten for Variable Annuities MetLife of CT Separate Account Twelve for Variable Annuities MetLife of CT Separate Account Thirteen for Variable Annuities MetLife of CT Separate Account Fourteen for Variable Annuities MetLife of CT Separate Account PF for Variable Annuities MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account TM for Variable Annuities MetLife of CT Separate Account TM II for Variable Annuities MetLife Insurance Company of Connecticut Variable Annuity
   Separate Account 2002
MetLife Life and Annuity Company of Connecticut Variable
   Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

The Alger Portfolios ("Alger")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Socially Responsible Growth Fund, Inc.
   ("Dreyfus Socially Responsible Growth")
DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   ("Invesco V.I.")+
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series ("Morgan Stanley")
Metropolitan Series Fund, Inc. ("MSF")*
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Wells Fargo Variable Trust ("Wells Fargo VT")

+Formerly named AIM Variable Insurance Funds ("AIM V.I.")

*See Note 5 for discussion of additional information on related party transactions.

NAME CHANGE:

The following portfolio was affected by a trust name change during the year ended December 31, 2010:

FORMER NAME                   NEW NAME
AIM V.I. Utilities Fund       Invesco V.I. Utilities Fund

REORGANIZATIONS:

During the year ended December 31, 2010, all the portfolios of the Van Kampen Life Investment Trust ("Van Kampen LIT") and certain portfolios of UIF and Morgan Stanley were reorganized into portfolios of Invesco V.I As a result of the reorganizations, the following name changes occurred:

FORMER TRUST                                  NEW TRUST
Morgan Stanley Dividend Growth Portfolio      Invesco V.I. Dividend Growth Fund
Morgan Stanley S&P 500 Index Portfolio        Invesco V.I. S&P 500 Index Fund
Van Kampen LIT Capital Growth Portfolio       Invesco V.I. Van Kampen Capital Growth Fund
UIF Equity and Income Portfolio               Invesco V.I. Van Kampen Equity and Income Fund
Van Kampen LIT Government Portfolio           Invesco V.I. Van Kampen Government Fund
Van Kampen LIT Growth and Income Portfolio    Invesco V.I. Van Kampen Growth and Income Fund
UIF Value Portfolio                           Invesco V.I. Van Kampen Value Fund

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2010:

Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust International Equity Flex III Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Health Care Subaccount
DWSII Dreman Small Mid Cap Value Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

DWSII Global Thematic Subaccount
DWSII Government & Agency Securities Subaccount
Fidelity VIP Contrafund Subaccount*
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount*
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities Subaccount
FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount
Invesco V.I. Dividend Growth Subaccount
Invesco V.I. S&P 500 Index Subaccount
Invesco V.I. Utilities Subaccount
Invesco V.I. Van Kampen Capital Growth Subaccount*
Invesco V.I. Van Kampen Equity and Income Subaccount
Invesco V.I. Van Kampen Government Subaccount*
Invesco V.I. Van Kampen Growth and Income Subaccount*
Invesco V.I. Van Kampen Value Subaccount
Janus Aspen Enterprise Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Worldwide Subaccount
LMPVET ClearBridge Variable Aggressive Growth Subaccount*
LMPVET ClearBridge Variable Appreciation Subaccount
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy Subaccount
LMPVET ClearBridge Variable Equity Income Builder Subaccount*
LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount
LMPVET ClearBridge Variable Large Cap Growth Subaccount
LMPVET ClearBridge Variable Large Cap Value Subaccount
LMPVET ClearBridge Variable Mid Cap Core Subaccount
LMPVET ClearBridge Variable Small Cap Growth Subaccount
LMPVET Global Currents Variable International All Cap Opportunity Subaccount LMPVET Investment Counsel Variable Social Awareness Subaccount
LMPVET Variable Lifestyle Allocation 50% Subaccount
LMPVET Variable Lifestyle Allocation 70% Subaccount
LMPVET Variable Lifestyle Allocation 85% Subaccount
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount
LMPVIT Western Asset Variable Global High Yield Bond Subaccount
LMPVIT Western Asset Variable High Income Subaccount
LMPVIT Western Asset Variable Strategic Bond Subaccount
MIST American Funds Balanced Allocation Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount*
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount*
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Invesco Small Cap Growth Subaccount*
MIST Janus Forty Subaccount*
MIST Lazard Mid Cap Subaccount*
MIST Legg Mason ClearBridge Aggressive Growth Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/Eaton Vance Floating Rate Subaccount**
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Templeton Growth Subaccount**
MIST MetLife Balanced Strategy Subaccount
MIST MetLife Growth Strategy Subaccount
MIST MetLife Moderate Strategy Subaccount
MIST MFS Emerging Markets Equity Subaccount*
MIST MFS Research International Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount*
MIST Oppenheimer Capital Appreciation Subaccount*
MIST PIMCO Inflation Protected Bond Subaccount*

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount*
MIST Pioneer Strategic Income Subaccount*
MIST RCM Technology Subaccount**
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount*
Morgan Stanley Capital Opportunities Subaccount
MSF Barclays Capital Aggregate Bond Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount*
MSF BlackRock Diversified Subaccount*
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount*
MSF BlackRock Money Market Subaccount*
MSF Davis Venture Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Jennison Growth Subaccount*
MSF Loomis Sayles Small Cap Core Subaccount
MSF Met/Artisan Mid Cap Value Subaccount**
MSF Met/Dimensional International Small Company Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Stock Index Subaccount*
MSF MFS Total Return Subaccount*
MSF MFS Value Subaccount*
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount*
MSF Oppenheimer Global Equity Subaccount*
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond Opportunities Subaccount MSF Western Asset Management U.S. Government Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Capital Growth Subaccount
UIF U.S. Real Estate Subaccount
Wells Fargo VT Small Cap Value Subaccount

* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Subaccount began operations during the year ended December 31, 2010.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2010:

Pioneer VCT High Yield Subaccount
UIF Small Company Growth Subaccount
LMPVET Batterymarch Variable Global Equity Subaccount
DWSII Technology VIP Subaccount
LMPVIT Western Asset Variable Money Market Subaccount
Janus Aspen Perkins Mid Cap Value Subaccount
DWSI Global Opportunities VIP Subaccount
Janus Aspen Global Life Sciences Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2010:

NAME CHANGES:

FORMER NAME                                       NEW NAME
------------------------------------------------- -----------------------------------------------
(LMPVET) ClearBridge Variable Fundamental Value   (LMPVET) ClearBridge Variable Fundamental All
                                                    Portfolio Cap Value Portfolio
(LMPVET) ClearBridge Variable Investors Portfolio (LMPVET) ClearBridge Variable Large Cap Value
                                                    Portfolio
(MIST) Met/AIM Small Cap Growth Portfolio         (MIST) Invesco Small Cap Growth Portfolio
(MIST) Legg Mason Partners Aggressive Growth      (MIST) Legg Mason ClearBridge Aggressive Growth
  Portfolio                                         Portfolio
(MIST) Van Kampen Mid Cap Growth Portfolio        (MIST) Morgan Stanley Mid Cap Growth Portfolio
(Wells Fargo VT) Small/Mid Cap Value Fund         (Wells Fargo VT) Small Cap Value Fund

SUBSTITUTIONS:

FORMER PORTFOLIO                              NEW PORTFOLIO
--------------------------------------------- -----------------------------------------
(Pioneer VCT) High Yield Portfolio            (MIST) BlackRock High Yield Portfolio
(UIF) Small Company Growth Portfolio          (MIST) Invesco Small Cap Growth Portfolio
(LMPVET) Batterymarch Variable Global Equity  (MIST) Met/Templeton Growth Portfolio
  Portfolio
(DWSII) Technology Portfolio                  (MIST) RCM Technology Portfolio
(LMPVIT) Western Asset Variable Money Market  (MSF) BlackRock Money Market Portfolio
  Portfolio
(Janus Aspen) Perkins Mid Cap Value Portfolio (MSF) Met/Artisan Mid Cap Value Portfolio
(DWSI) Global Opportunities Portfolio         (MSF) Oppenheimer Global Equity Portfolio

LIQUIDATION:
(Janus Aspen) Global Life Sciences Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION

The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY VALUATION -- (CONTINUED)

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS

Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIt -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2010:

Mortality and Expense Risk                     0.30% - 1.90%
Administrative                                 0.10% - 0.15%
Enhanced Stepped-Up Provision                  0.15% - 0.25%
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life  0.65% -1.50%
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
Floor Benefit                                     0% - 3.00%
Equity Protection                              1.25% - 2.50%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed irregardless of contract values. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                               FOR THE YEAR ENDED
                                                             AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                             ----------------------- ----------------------------
                                                                                           COST OF       PROCEEDS
                                                                 SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                             ---------- ------------ ------------- --------------
Alger Capital Appreciation Subaccount                            73,584    2,944,503       590,428      1,394,410
AllianceBernstein Global Thematic Growth Subaccount              77,488    1,192,819        69,206        321,609
American Funds Bond Subaccount                                1,006,549   10,276,147     4,675,821      2,484,048
American Funds Global Growth Subaccount                       9,601,484  179,483,041    14,635,022     39,117,763
American Funds Global Small Capitalization Subaccount           373,435    6,272,104     2,967,621      1,235,311
American Funds Growth Subaccount                              7,879,257  411,279,994    19,396,915     79,553,785
American Funds Growth-Income Subaccount                      10,478,968  361,926,262    15,270,805     65,599,765
Credit Suisse Trust International Equity Flex III Subaccount    194,774    1,126,452       128,307        106,331
Delaware VIP Small Cap Value Subaccount                         759,029   19,080,358     2,459,584      5,237,210
Dreyfus Socially Responsible Growth Subaccount                   20,283      505,462       222,772        337,187
DWSI Capital Growth Subaccount                                  508,876    8,422,248       470,844      2,391,224
DWSI Health Care Subaccount                                     268,338    3,054,484       413,635        514,866
DWSII Dreman Small Mid Cap Value Subaccount                     876,780   12,580,581       682,223      2,926,849
DWSII Global Thematic Subaccount                                509,635    5,883,496       348,038      1,154,961
DWSII Government & Agency Securities Subaccount                 436,089    5,387,575     1,042,220      1,817,080
Fidelity VIP Contrafund Subaccount                           11,212,368  288,533,607    14,443,025     44,190,054
Fidelity VIP Dynamic Capital Appreciation Subaccount            286,544    2,171,408       415,672        995,325
Fidelity VIP Equity-Income Subaccount                        12,489,427  261,203,780     6,794,389     37,334,083
Fidelity VIP High Income Subaccount                           5,172,908   32,754,713     3,328,264      7,723,338
Fidelity VIP Mid Cap Subaccount                              10,796,937  300,772,899    18,589,051     48,946,911
FTVIPT Franklin Income Securities Subaccount                  3,287,124   46,752,880    18,413,385     14,072,573
FTVIPT Franklin Rising Dividends Securities Subaccount        1,232,693   20,987,785     1,577,927      3,715,508
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount    2,144,467   39,972,841     2,322,339     10,872,149
FTVIPT Mutual Shares Securities Subaccount                    2,939,584   49,322,181     1,990,593      9,397,537
FTVIPT Templeton Developing Markets Securities Subaccount     3,017,262   31,751,996     4,625,460      6,242,380
FTVIPT Templeton Foreign Securities Subaccount                9,365,002  129,776,199     9,139,554     27,053,493
FTVIPT Templeton Growth Securities Subaccount                 2,498,493   31,252,422       718,134      5,327,196
Invesco V.I. Dividend Growth Subaccount                         142,701    1,933,112       198,600        620,364
Invesco V.I. S&P 500 Index Subaccount                           650,195    6,844,472       228,321        758,426
Invesco V.I. Utilities Subaccount                               157,399    2,620,268       440,374        867,533
Invesco V.I. Van Kampen Capital Growth Subaccount               448,548   12,600,641       224,207      3,426,377
Invesco V.I. Van Kampen Equity and Income Subaccount         10,352,092  132,515,950     5,812,223     21,674,588
Invesco V.I. Van Kampen Government Subaccount                 3,004,190   27,772,524     3,261,237      7,889,328
Invesco V.I. Van Kampen Growth and Income Subaccount          7,122,938  120,514,346     1,548,204     26,936,666
Invesco V.I. Van Kampen Value Subaccount                      1,061,002   12,214,458       394,302      2,253,263
Janus Aspen Enterprise Subaccount                               465,409   13,787,606       743,477      4,079,267
Janus Aspen Global Technology Subaccount                      1,433,457    6,196,965       951,169      1,792,902
Janus Aspen Overseas Subaccount                               1,630,798   71,242,259     6,735,788     12,852,929
Janus Aspen Worldwide Subaccount                                 35,994      983,279       125,522        283,895
LMPVET ClearBridge Variable Aggressive Growth Subaccount     30,499,333  396,723,083     4,785,126     98,126,800
LMPVET ClearBridge Variable Appreciation Subaccount          18,778,572  424,960,475     9,747,301     78,020,742
LMPVET ClearBridge Variable Capital Subaccount                9,163,471  124,208,921     1,556,844     18,756,517
LMPVET ClearBridge Variable Dividend Strategy Subaccount      3,827,847   37,698,366     1,199,048      8,215,125
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                                 13,015,427  163,592,803     7,514,987     23,966,031
LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount                                                 24,295,130  483,102,872    10,481,668     90,012,394
LMPVET ClearBridge Variable Large Cap Growth Subaccount       7,734,851  107,837,164     2,394,124     26,442,267
LMPVET ClearBridge Variable Large Cap Value Subaccount       11,873,731  181,188,045     7,349,276     32,417,107
LMPVET ClearBridge Variable Mid Cap Core Subaccount           4,611,788   57,658,890       698,292     14,391,889
LMPVET ClearBridge Variable Small Cap Growth Subaccount       4,625,482   62,509,881     2,876,866     14,858,102
LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount                                      9,974,312  105,394,343     2,224,064     12,302,040
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                                  2,176,446   51,012,151     1,425,752      9,271,668

108

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
LMPVET Variable Lifestyle Allocation 50% Subaccount         8,426,750   96,221,765     3,904,307     20,492,596
LMPVET Variable Lifestyle Allocation 70% Subaccount         5,135,501   57,894,733     1,513,356      9,891,445
LMPVET Variable Lifestyle Allocation 85% Subaccount         2,778,369   36,088,333       974,068      5,680,415
LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount                                                1,970,148   18,358,014     3,669,740      5,274,562
LMPVIT Western Asset Variable Diversified Strategic Income
  Subaccount                                                3,758,661   34,027,104     1,628,726      7,160,864
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                                1,797,618   14,774,216     3,031,847      4,565,273
LMPVIT Western Asset Variable High Income Subaccount       24,331,234  166,101,623    17,757,463     33,348,676
LMPVIT Western Asset Variable Strategic Bond Subaccount     3,523,955   35,219,180     4,289,063      7,737,377
MIST American Funds Balanced Allocation Subaccount            230,617    1,993,581     1,592,273        483,216
MIST American Funds Growth Allocation Subaccount              239,100    1,957,691     1,658,287        370,322
MIST American Funds Moderate Allocation Subaccount            122,218    1,102,437       748,767        244,117
MIST Batterymarch Growth and Income Subaccount             16,294,974  328,702,311     3,813,545     27,939,563
MIST BlackRock High Yield Subaccount                       17,308,278  138,733,048    67,831,768     34,909,240
MIST BlackRock Large Cap Core Subaccount                    6,351,562   65,462,306     4,352,177     11,608,621
MIST Clarion Global Real Estate Subaccount                  8,491,424  112,890,262    14,170,718     17,558,521
MIST Dreman Small Cap Value Subaccount                      1,073,570   13,349,065     5,268,611      5,459,108
MIST Harris Oakmark International Subaccount                6,495,348   95,777,377    12,176,248     20,693,569
MIST Invesco Small Cap Growth Subaccount                      958,602   11,686,816     7,101,346      4,351,702
MIST Janus Forty Subaccount                                 8,063,631  591,470,512    20,759,441    113,403,050
MIST Lazard Mid Cap Subaccount                              8,275,496   87,323,190     6,955,892     20,636,417
MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount                                                   26,356      166,583       431,990        395,527
MIST Legg Mason Value Equity Subaccount                       593,761    4,794,751       561,597      1,137,201
MIST Loomis Sayles Global Markets Subaccount               14,346,217  156,467,803     7,563,261     31,602,978
MIST Lord Abbett Bond Debenture Subaccount                  5,375,314   62,766,148    10,930,785     16,020,787
MIST Lord Abbett Growth and Income Subaccount               6,776,742  175,289,764     6,750,777     29,840,552
MIST Lord Abbett Mid Cap Value Subaccount                   3,727,147   70,630,008     3,873,035     14,135,259
MIST Met/Eaton Vance Floating Rate Subaccount (a)              70,259      705,688       742,435         37,712
MIST Met/Franklin Mutual Shares Subaccount                     84,164      625,620       251,539         91,400
MIST Met/Templeton Growth Subaccount (a)                    3,926,494   34,508,025    39,981,138      5,364,930
MIST MetLife Balanced Strategy Subaccount                   2,361,158   17,982,507     1,100,489      3,399,096
MIST MetLife Growth Strategy Subaccount                     2,121,594   15,642,129     1,008,919      4,815,512
MIST MetLife Moderate Strategy Subaccount                   1,526,097   12,636,454     2,427,437      2,014,387
MIST MFS Emerging Markets Equity Subaccount                 9,809,351   99,542,858    13,852,520     27,720,818
MIST MFS Research International Subaccount                  7,044,257   84,093,535     5,847,909     17,837,436
MIST Morgan Stanley Mid Cap Growth Subaccount               1,527,155   14,779,511     1,076,904      5,713,806
MIST Oppenheimer Capital Appreciation Subaccount           52,667,394  364,967,226     4,900,080     56,378,574
MIST PIMCO Inflation Protected Bond Subaccount              9,654,556  103,182,935    26,248,952     23,592,130
MIST PIMCO Total Return Subaccount                         35,009,423  380,565,468    75,704,474     96,828,388
MIST Pioneer Fund Subaccount                                3,452,481   38,840,674     2,415,055      8,749,511
MIST Pioneer Strategic Income Subaccount                   23,937,593  228,026,439    51,688,748     51,032,129
MIST RCM Technology Subaccount (a)                            566,487    2,251,316     2,661,139        410,851
MIST SSgA Growth and Income ETF Subaccount                 11,067,194  113,514,523     3,604,656     11,930,341
MIST SSgA Growth ETF Subaccount                            14,174,889  145,848,780     3,846,806     12,672,584
MIST T. Rowe Price Mid Cap Growth Subaccount                  376,336    2,806,440     1,004,297        641,946
MIST Third Avenue Small Cap Value Subaccount               10,375,104  168,980,992     5,447,827     24,392,425
MIST Turner Mid Cap Growth Subaccount                         210,339    2,535,418       136,549      1,032,329
MIST Van Kampen Comstock Subaccount                        23,668,925  154,661,915     6,681,215     45,040,939
Morgan Stanley Capital Opportunities Subaccount                36,796    1,008,225       187,271        284,823
MSF Barclays Capital Aggregate Bond Index Subaccount        9,958,439  107,432,219     7,050,096     23,469,126
MSF BlackRock Aggressive Growth Subaccount                  4,304,611  102,523,310     3,659,648     22,738,778
MSF BlackRock Bond Income Subaccount                        2,708,550  279,120,552    33,789,363     64,576,424
MSF BlackRock Diversified Subaccount                       16,753,297  246,512,221     7,507,022     44,595,201

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
MSF BlackRock Large Cap Value Subaccount                    1,729,790   20,391,539     1,331,573      4,293,399
MSF BlackRock Legacy Large Cap Growth Subaccount            9,784,955  173,464,658     6,019,170     51,775,757
MSF BlackRock Money Market Subaccount                       4,422,500  442,249,891   395,130,460    288,481,327
MSF Davis Venture Value Subaccount                          1,476,457   48,483,884     3,222,806     10,777,759
MSF FI Value Leaders Subaccount                               702,087  130,767,508     3,436,208     19,586,253
MSF Jennison Growth Subaccount                              4,704,215   53,982,266     1,013,564     11,759,096
MSF Loomis Sayles Small Cap Core Subaccount                     2,880      471,690       291,891        118,718
MSF Met/Artisan Mid Cap Value Subaccount (a)                   13,300    2,030,391     2,585,189        544,646
MSF Met/Dimensional International Small Company
  Subaccount                                                    6,526       92,319        61,451         43,919
MSF MetLife Aggressive Allocation Subaccount                5,219,383   60,313,129     5,406,355     14,550,358
MSF MetLife Conservative Allocation Subaccount              3,369,949   35,510,647    15,760,607     12,177,162
MSF MetLife Conservative to Moderate Allocation Subaccount  8,203,437   88,820,712    14,422,809     17,628,813
MSF MetLife Mid Cap Stock Index Subaccount                    569,812    7,088,334     1,534,206      1,396,042
MSF MetLife Moderate Allocation Subaccount                 38,537,430  437,687,993    31,162,896     55,069,892
MSF MetLife Moderate to Aggressive Allocation Subaccount   32,978,119  389,672,169    16,501,603     52,633,319
MSF MetLife Stock Index Subaccount                         27,284,429  771,181,623    23,426,870    203,246,633
MSF MFS Total Return Subaccount                             4,608,648  644,378,464    28,612,552    108,565,630
MSF MFS Value Subaccount                                    6,005,351   76,976,768     8,844,356     13,114,073
MSF Morgan Stanley EAFE Index Subaccount                    6,051,934   98,511,457     3,418,099     15,647,679
MSF Neuberger Berman Mid Cap Value Subaccount                 946,366   20,474,783       752,463      3,547,973
MSF Oppenheimer Global Equity Subaccount                   24,095,002  373,424,284    16,650,592     67,298,806
MSF Russell 2000 Index Subaccount                           8,200,802  111,241,189     5,171,426     21,600,022
MSF T. Rowe Price Large Cap Growth Subaccount               3,251,049   44,412,240     4,649,218     12,684,456
MSF T. Rowe Price Small Cap Growth Subaccount               6,658,653   85,360,679     9,516,529     19,220,043
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount                                                  653,044    7,738,001     2,518,277      2,711,866
MSF Western Asset Management U.S. Government Subaccount    14,236,161  169,682,875    23,844,963     41,430,098
Pioneer VCT Bond Subaccount                                 2,423,337   26,844,160    13,291,704     13,698,432
Pioneer VCT Cullen Value Subaccount                         1,253,205   13,933,975       622,268      2,251,602
Pioneer VCT Emerging Markets Subaccount                       844,764   22,392,821     2,327,519      5,226,082
Pioneer VCT Equity Income Subaccount                        1,081,942   21,604,545     1,951,504      3,615,805
Pioneer VCT Fund Subaccount                                 1,315,024   27,742,227     1,109,428      4,733,508
Pioneer VCT Ibbotson Growth Allocation Subaccount          23,012,974  258,868,711     9,088,520     23,675,637
Pioneer VCT Ibbotson Moderate Allocation Subaccount        12,589,313  134,706,456    11,613,263     20,287,387
Pioneer VCT Mid Cap Value Subaccount                        2,600,711   51,498,956     1,381,516      8,175,303
Pioneer VCT Real Estate Shares Subaccount                     919,006   17,436,131     2,159,311      2,503,792
UIF Capital Growth Subaccount                                 461,049    6,574,427       260,494      1,775,737
UIF U.S. Real Estate Subaccount                             1,623,957   24,652,795     1,057,007      5,162,010
Wells Fargo VT Small Cap Value Subaccount                     446,136    4,157,647       315,263      1,057,065

(a) For the period May 3, 2010 to December 31, 2010.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2010:

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------- ----------------- ----------- --------------------------------------------------
                                                          UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
Alger Capital Appreciation        2010   2,108,411     1.487 - 1.844   3,755,704          0.23      1.55 - 2.65    10.70 - 11.89
  Subaccount                      2009   2,568,654     1.342 - 1.648   4,100,549            --      1.55 - 2.65    46.68 - 48.33
                                  2008   2,726,355     0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
                                  2007   3,117,230     1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                                  2006   2,554,978     1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
AllianceBernstein Global          2010   1,545,364     0.936 - 0.957   1,471,499          1.97      1.65 - 1.90    16.42 - 16.57
  Thematic Growth                 2009   1,859,710     0.804 - 0.821   1,520,169            --      1.65 - 1.90    50.28 - 50.64
  Subaccount                      2008   1,967,504     0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
                                  2007   2,675,537     1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                                  2006   2,190,516     0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
American Funds Bond               2010   6,629,074     1.543 - 1.652  10,629,167          3.26      1.40 - 1.90      4.47 - 4.96
  Subaccount                      2009   5,354,874     1.477 - 1.574   8,185,030          4.01      1.40 - 1.90    10.47 - 11.08
  (Commenced 4/28/2008)           2008   1,707,759     1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global             2010 115,240,903     1.380 - 2.140 206,239,786          1.45      0.30 - 2.70     8.71 - 11.44
  Growth Subaccount               2009 130,525,259     1.259 - 1.948 212,149,219          1.43      0.30 - 2.70    38.52 - 41.88
                                  2008 148,315,752     0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
                                  2007 169,495,269     1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                                  2006 173,618,310     1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
American Funds Global Small       2010   2,635,611     2.918 - 3.109   7,972,844          1.81      1.40 - 1.90    20.08 - 20.69
  Capitalization Subaccount       2009   1,997,395     2.430 - 2.576   5,011,389          0.46      1.40 - 1.90    58.31 - 59.01
  (Commenced 4/28/2008)           2008     638,633     1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
American Funds Growth             2010 282,002,413     1.142 - 1.800 428,158,662          0.70      0.30 - 2.70    15.51 - 18.38
  Subaccount                      2009 323,767,342     0.988 - 1.543 421,186,273          0.66      0.30 - 2.70    35.68 - 38.90
                                  2008 359,615,200     0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
                                  2007 404,396,586     1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                                  2006 450,065,711     1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
American Funds Growth-Income      2010 266,085,972     1.042 - 1.508 358,904,564          1.43      0.30 - 2.75     8.45 - 11.08
  Subaccount                      2009 305,682,875     0.953 - 1.377 376,941,251          1.60      0.30 - 2.75    27.57 - 30.86
                                  2008 341,874,694     0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
                                  2007 401,435,769     1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                                  2006 448,353,025     1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
Credit Suisse Trust International 2010   1,060,922     0.844 - 1.307   1,279,665          0.10      1.55 - 2.65     9.33 - 10.58
  Equity Flex III Subaccount      2009   1,019,821     0.772 - 1.182   1,116,134            --      1.55 - 2.65    28.26 - 29.75
  (Commenced 12/14/2009)
Delaware VIP Small Cap Value      2010  10,497,320     1.691 - 3.100  24,258,561          0.66      0.30 - 2.60    28.92 - 31.90
  Subaccount                      2009  11,809,419     1.282 - 2.358  21,004,334          1.02      0.30 - 2.60    28.40 - 31.49
                                  2008  13,377,371     0.975 - 1.799  18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
                                  2007  16,388,529     1.395 - 2.582  33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                                  2006  18,944,541     1.694 - 2.781  44,633,441          0.26      0.60 - 2.60    13.24 - 15.49

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ----------- ----------------- ----------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------------- ----------- ------------- ---------------- -------------------
Dreyfus Socially Responsible 2010     480,877     1.075 - 1.298     602,610          0.73      1.55 - 2.65    11.51 - 12.77
  Growth Subaccount          2009     574,094     0.964 - 1.151     639,903          0.64      1.55 - 2.65    29.92 - 31.39
                             2008     582,742     0.742 - 0.876     495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700     1.165 - 1.360     792,444          0.27      1.55 - 2.65      4.67 - 5.84
                             2006     656,269     1.113 - 1.285     822,659            --      1.55 - 2.65      6.10 - 7.35
DWSI Capital Growth          2010   7,420,886     1.118 - 1.396   9,928,161          0.58      1.55 - 2.65    13.26 - 14.61
  Subaccount                 2009   8,917,378     0.985 - 1.218  10,469,508          1.08      1.55 - 2.65    23.17 - 24.54
                             2008  10,177,735     0.799 - 0.978   9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333     1.228 - 1.488  18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                             2006  13,752,175     1.123 - 1.347  18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
DWSI Health Care Subaccount  2010   2,203,004     1.135 - 1.427   2,954,398            --      1.55 - 2.65      4.90 - 6.02
                             2009   2,380,096     1.082 - 1.346   3,035,975          1.14      1.55 - 2.65    18.59 - 19.96
                             2008   3,239,205     0.911 - 1.122   3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                             2007   3,781,290     1.222 - 1.490   5,410,164            --      1.55 - 2.65     9.88 - 11.11
                             2006   4,014,878     1.110 - 1.341   5,185,746            --      1.55 - 2.65      0.54 - 4.20
DWSII Dreman Small Mid Cap   2010   5,549,304     1.273 - 2.075  10,696,706          0.93      1.55 - 2.65    19.45 - 20.78
  Value Subaccount           2009   6,769,158     1.064 - 1.718  10,898,028          1.69      1.55 - 2.65    25.92 - 27.35
                             2008   7,699,706     0.844 - 1.349   9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529     1.306 - 2.067  17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                             2006  10,404,529     1.305 - 2.044  20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
DWSII Global Thematic        2010   2,895,029     1.206 - 1.724   4,734,517          0.62      1.55 - 2.65    10.27 - 11.51
  Subaccount                 2009   3,417,264     1.092 - 1.546   5,030,435          1.26      1.55 - 2.65    39.48 - 41.06
                             2008   3,883,900     0.782 - 1.096   4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961     1.540 - 2.137   9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                             2006   4,292,759     1.493 - 2.050   8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
DWSII Government & Agency    2010   4,693,342     1.140 - 1.238   5,647,349          4.40      1.55 - 2.65      3.45 - 4.56
  Securities Subaccount      2009   5,472,346     1.102 - 1.184   6,311,542          4.70      1.55 - 2.65      4.95 - 6.09
                             2008   7,027,315     1.050 - 1.116   7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580     1.032 - 1.089   4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                             2006   4,873,458     1.005 - 1.054   5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
Fidelity VIP Contrafund      2010 160,809,148     1.146 - 1.849 264,096,436          1.01      0.30 - 2.70    13.91 - 16.63
  Subaccount                 2009 181,273,642     1.004 - 1.610 257,127,712          1.23      0.30 - 2.70    31.90 - 35.08
                             2008 193,501,420     0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728     1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 217,238,460     1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
Fidelity VIP Dynamic Capital 2010   1,800,348     0.956 - 1.588   2,381,228          0.23      0.30 - 2.50    15.01 - 17.63
  Appreciation Subaccount    2009   2,259,227     0.822 - 1.350   2,578,968          0.02      0.30 - 2.50    32.49 - 35.41
                             2008   2,474,553     0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
                             2007   3,119,214     1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                             2006   3,947,554     1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
Fidelity VIP Equity-Income   2010  87,497,260     1.072 - 2.953 237,379,610          1.75      0.30 - 1.90    12.67 - 14.86
  Subaccount                 2009 108,541,676     0.948 - 2.597 240,102,941          2.34      0.30 - 1.90    27.47 - 29.73
                             2008 115,661,779     0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
                             2007 132,444,044     1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                             2006 140,114,841     1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76

112

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------- ----------------- ----------- --------------------------------------------------
                                                        UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP High Income        2010  11,343,721     1.464 - 2.572  28,813,104          7.21      0.30 - 1.30    12.36 - 13.42
  Subaccount                    2009  14,725,421     1.247 - 2.288  31,480,724          8.11      0.30 - 1.30    42.09 - 43.51
                                2008  15,749,612     0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
                                2007  17,441,474     1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                                2006  19,961,947     1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
Fidelity VIP Mid Cap Subaccount 2010 150,237,224     1.380 - 2.653 346,905,399          0.12      0.30 - 2.70    25.11 - 28.14
                                2009 163,964,353     1.099 - 2.099 298,753,019          0.47      0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157     0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164     1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                                2006 202,604,640     1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
FTVIPT Franklin Income          2010  29,222,902     1.182 - 4.767  48,715,164          6.39      1.30 - 2.70     9.65 - 11.21
  Securities Subaccount         2009  30,320,651     1.078 - 4.290  41,814,022          8.12      1.30 - 2.70    31.95 - 33.84
                                2008  27,781,181     0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
                                2007  28,070,936     1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
                                2006  20,579,714     1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
FTVIPT Franklin Rising          2010  16,928,302     1.063 - 1.473  23,199,262          1.60      1.50 - 2.65    17.54 - 18.83
  Dividends Securities          2009  18,663,538     0.901 - 1.240  21,564,888          1.47      1.50 - 2.65    14.27 - 15.66
  Subaccount                    2008  21,627,695     0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
                                2007  25,791,683     1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
                                2006  27,084,209     1.160 - 1.561  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
FTVIPT Franklin Small-Mid       2010  31,824,896     0.993 - 1.834  46,170,327            --      1.25 - 2.75    24.11 - 26.04
  Cap Growth Securities         2009  38,242,323     0.792 - 1.463  44,113,405            --      1.25 - 2.75    39.60 - 41.80
  Subaccount                    2008  39,918,390     0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
                                2007  46,602,557     0.995 - 1.837  67,189,742            --      1.25 - 2.75      5.24 - 9.89
                                2006  51,461,967     0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
FTVIPT Mutual Shares            2010  36,409,020     1.252 - 1.386  46,886,371          1.53      1.40 - 1.90      9.15 - 9.65
  Securities Subaccount         2009  42,535,689     1.147 - 1.264  50,121,663          1.91      1.40 - 1.90    23.60 - 24.29
                                2008  47,564,032     0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398     1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                                2006  57,394,982     1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
FTVIPT Templeton Developing     2010  14,717,477     2.015 - 3.303  34,095,115          1.60      0.30 - 1.80    15.47 - 17.21
  Markets Securities            2009  15,673,026     1.745 - 2.849  31,239,521          4.01      0.30 - 1.80    69.58 - 72.16
  Subaccount                    2008  14,310,331     1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
                                2007  49,160,016     1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
                                2006  50,749,927     1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
FTVIPT Templeton Foreign        2010  84,974,211     1.158 - 2.028 133,825,834          1.91      0.30 - 2.75      5.44 - 8.03
  Securities Subaccount         2009  97,704,725     1.097 - 1.902 144,240,071          3.43      0.30 - 2.75    33.29 - 36.64
                                2008 111,025,532     0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
                                2007 128,820,623     1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                                2006 144,140,237     1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
FTVIPT Templeton Growth         2010  22,898,989     1.159 - 1.377  27,508,417          1.38      1.40 - 1.90      5.36 - 5.84
  Securities Subaccount         2009  26,961,380     1.100 - 4.460  30,735,098          3.17      1.40 - 1.90    28.65 - 29.32
                                2008  29,971,329     0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
                                2007  33,358,379     1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                                2006  33,917,235     1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------- ----------------- ----------- --------------------------------------------------
                                                          UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
Invesco V.I. Dividend Growth      2010   1,892,620     0.932 - 1.116   2,026,368          1.54      1.60 - 2.50      7.49 - 8.45
  Subaccount                      2009   2,297,823     0.863 - 1.029   2,276,427          1.75      1.60 - 2.50    20.90 - 22.06
                                  2008   2,424,014     0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
                                  2007   2,901,396     1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                                  2006   3,107,296     1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
Invesco V.I. S&P 500 Index        2010   6,211,524     0.998 - 1.235   7,379,716          1.68      1.55 - 2.60    11.62 - 12.79
  Subaccount                      2009   6,684,139     0.890 - 1.095   7,067,118          2.54      1.55 - 2.60    22.77 - 24.19
                                  2008   6,631,301     0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
                                  2007   6,967,206     1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                                  2006   7,539,294     1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
Invesco V.I. Utilities Subaccount 2010   1,414,907     1.220 - 1.731   2,340,520          3.67      1.55 - 2.65      3.53 - 4.66
                                  2009   1,703,060     1.178 - 1.654   2,716,233          4.58      1.55 - 2.65    11.86 - 13.13
                                  2008   2,120,045     1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                                  2007   2,469,440     1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                                  2006   2,609,332     1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
Invesco V.I. Van Kampen           2010  12,335,955     0.681 - 1.553  15,074,925            --      1.40 - 2.60    16.48 - 18.19
  Capital Growth Subaccount       2009  15,018,782     0.579 - 1.314  15,653,524          0.02      1.40 - 2.60     0.00 - 63.84
                                  2008  17,441,725     0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
                                  2007 157,200,754     0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                                  2006 183,574,207     0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
Invesco V.I. Van Kampen           2010  95,244,297     1.498 - 1.557 145,446,901          1.99      1.40 - 1.90     9.90 - 10.50
   Equity and Income              2009 106,877,677     1.363 - 1.409 148,131,048          2.80      1.40 - 1.90    20.19 - 20.74
  Subaccount                      2008 124,047,368     1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
                                  2007 155,243,293     1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                                  2006 159,327,387     1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
Invesco V.I. Van Kampen           2010  22,997,005     1.043 - 1.491  27,619,127          0.21      1.40 - 2.60      2.26 - 3.76
  Government Subaccount           2009  26,434,581     1.019 - 1.437  30,860,900          6.16      1.40 - 2.60   (1.76) - (0.42)
                                  2008  30,065,152     1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
                                  2007  36,097,912     1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                                  2006  36,311,329     1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
Invesco V.I. Van Kampen           2010  95,521,755     1.032 - 1.730 130,864,665          0.11      1.40 - 2.60     9.24 - 10.97
  Growth and Income               2009 114,335,077     0.943 - 1.559 141,710,332          3.64      1.40 - 2.60    21.02 - 22.66
  Subaccount                      2008 135,745,590     0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
                                  2007 171,568,422     1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                                  2006 191,394,053     1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
Invesco V.I. Van Kampen Value     2010   7,468,086     1.057 - 1.638  10,217,449          1.53      1.40 - 2.60    12.79 - 14.15
  Subaccount                      2009   8,970,605     0.927 - 1.442  10,792,318          3.46      1.40 - 2.60    27.63 - 29.21
                                  2008  11,197,020     0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                  2007  14,734,499     1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                  2006  18,091,492     1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
Janus Aspen Enterprise            2010  20,137,778     0.619 - 2.202  17,466,737            --      0.30 - 2.60    22.28 - 25.15
  Subaccount                      2009  24,776,585     0.502 - 1.786  17,035,938            --      0.30 - 2.60    40.68 - 44.00
                                  2008  28,579,786     0.354 - 1.262  13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
                                  2007  32,312,340     0.643 - 2.299  27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                                  2006  37,639,585     0.538 - 1.932  25,719,132            --      0.60 - 2.60     2.48 - 12.66

114

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ----------- --------------------------- --------------------------------------------------
                                                    UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                     LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ------------- ------------- ------------- ---------------- -------------------
Janus Aspen Global Technology   2010  10,082,641 0.489 - 2.090     8,113,403            --      1.40 - 2.50    21.32 - 22.89
  Subaccount                    2009  11,535,408 0.400 - 1.711     7,376,909            --      1.40 - 2.50    53.05 - 54.61
                                2008  12,535,710 0.260 - 1.110     4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
                                2007  15,556,567 0.472 - 2.017    10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                                2006  16,742,310 0.395 - 1.688     8,626,487            --      1.40 - 2.45      5.20 - 6.30
Janus Aspen Overseas Subaccount 2010  40,655,745 1.569 - 3.781    91,389,889          0.54      1.25 - 2.50    21.93 - 23.50
                                2009  43,929,512 1.279 - 3.093    79,311,843          0.42      1.25 - 2.50    74.67 - 76.85
                                2008  45,196,584 0.727 - 1.767    45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
                                2007  46,649,433 1.551 - 3.783    98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                                2006  39,477,549 1.235 - 3.023    63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
Janus Aspen Worldwide           2010   1,013,409 0.853 - 1.306     1,072,638          0.50      0.30 - 1.30    14.04 - 15.17
  Subaccount                    2009   1,215,231 0.748 - 1.134     1,081,304          1.30      0.30 - 1.30    35.75 - 36.96
                                2008   1,473,348 0.551 - 1.606       933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
                                2007  34,679,126 0.711 - 1.706    28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                                2006  39,895,818 0.662 - 1.588    29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
LMPVET ClearBridge Variable     2010 443,390,285 0.939 - 1.592   497,935,929          0.13      0.30 - 2.70    21.43 - 24.70
  Aggressive Growth             2009 532,331,659 0.762 - 1.317   486,236,715            --      0.30 - 2.70    30.76 - 34.11
  Subaccount                    2008 622,180,674 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
                                2007 741,329,212 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                                2006 828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
LMPVET ClearBridge Variable     2010 340,812,870 1.118 - 1.654   439,981,790          1.52      0.60 - 2.70     9.69 - 11.88
  Appreciation Subaccount       2009 397,735,990 1.012 - 1.490   463,631,605          2.10      0.60 - 2.70    18.86 - 21.39
                                2008 467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
                                2007 583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                                2006 591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
LMPVET ClearBridge Variable     2010  83,531,091 0.982 - 1.493   103,730,472          0.81      1.30 - 2.70     9.71 - 11.17
  Capital Subaccount            2009  97,741,534 0.895 - 1.343   110,062,798          0.66      1.30 - 2.70    36.43 - 38.45
                                2008 115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                                2007 152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                                2006 183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
LMPVET ClearBridge Variable     2010  40,310,758 0.765 - 1.355    35,905,229          2.74      0.30 - 2.60     9.04 - 11.57
  Dividend Strategy Subaccount  2009  49,502,519 0.694 - 1.235    39,911,756          1.97      0.30 - 2.60    18.92 - 21.69
                                2008  57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
                                2007  71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                                2006  81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
LMPVET ClearBridge Variable     2010 117,810,538 0.896 - 1.362   130,583,106          3.70      0.30 - 2.70     9.14 - 11.90
  Equity Income Builder         2009 135,980,347 0.821 - 1.221   137,170,481          3.17      0.30 - 2.70    19.33 - 22.53
  Subaccount                    2008 156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
                                2007 193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                                2006 206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
LMPVET ClearBridge Variable     2010 360,564,870 1.023 - 3.147   478,128,074          1.65      0.30 - 2.75    13.48 - 16.32
  Fundamental All Cap Value     2009 428,072,804 0.901 - 2.730   494,512,064          1.33      0.30 - 2.75    25.84 - 28.91
  Subaccount                    2008 503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
                                2007 615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                                2006 579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10

115

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                      ----------- ----------------- ----------- --------------------------------------------------
                                                         UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable      2010 107,663,025     0.923 - 1.649 124,995,190          0.11      0.30 - 2.70      6.90 - 9.54
  Large Cap Growth Subaccount    2009 128,748,339     0.856 - 1.510 137,942,475          0.27      0.30 - 2.70    38.57 - 42.03
                                 2008 150,824,586     0.612 - 1.067 115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
                                 2007 188,404,599     0.994 - 1.712 234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                                 2006 232,886,086     0.961 - 1.636 281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
LMPVET ClearBridge Variable      2010 129,276,662     0.981 - 1.787 156,733,252          2.92      0.30 - 2.70      6.61 - 9.13
  Large Cap Value Subaccount     2009 153,410,278     0.920 - 1.643 172,680,085          1.90      0.30 - 2.70    21.21 - 24.09
                                 2008 180,915,479     0.759 - 1.327 166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                                 2007 228,211,487     1.212 - 2.074 330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                                 2006 101,551,259     1.199 - 2.008 156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
LMPVET ClearBridge Variable      2010  39,617,087     1.293 - 1.817  61,152,307            --      1.30 - 2.70    19.30 - 20.96
  Mid Cap Core Subaccount        2009  49,070,208     1.076 - 1.510  62,841,873          0.46      1.30 - 2.70    32.43 - 34.18
                                 2008  57,996,976     0.806 - 1.130  55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
                                 2007  71,238,308     1.269 - 1.778 107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                                 2006  84,470,972     1.208 - 1.697 121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
LMPVET ClearBridge Variable      2010  46,003,583     1.179 - 2.176  71,509,944            --      0.30 - 2.75    21.75 - 24.79
  Small Cap Growth Subaccount    2009  54,202,034     0.962 - 1.770  68,494,048            --      0.30 - 2.75    38.93 - 42.35
                                 2008  59,867,011     0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
                                 2007  71,547,703     1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                                 2006  48,654,073     1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
LMPVET Global Currents           2010  61,423,260     0.668 - 1.459  63,636,148          1.56      0.30 - 2.45      1.25 - 3.43
  Variable International All Cap 2009  72,264,608     0.656 - 1.431  72,976,986          1.16      0.30 - 2.45    25.53 - 28.15
  Opportunity Subaccount         2008  83,125,785     0.519 - 1.132  65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
                                 2007  99,535,027     0.933 - 2.034 140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                                 2006 117,587,244     0.891 - 1.946 158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
LMPVET Investment Counsel        2010  28,992,998     0.953 - 3.142  53,105,312          1.29      0.30 - 2.50     9.32 - 11.87
  Variable Social Awareness      2009  35,265,807     0.862 - 2.837  55,656,183          1.52      0.30 - 2.50    19.84 - 22.47
  Subaccount                     2008  39,745,946     0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
                                 2007  44,597,635     0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                                 2006  49,752,084     0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
LMPVET Variable Lifestyle        2010  69,091,278     1.300 - 1.743  97,750,305          2.91      1.17 - 1.90    12.26 - 13.04
  Allocation 50% Subaccount      2009  82,791,698     1.158 - 1.542 104,008,687          4.97      1.17 - 1.90    29.82 - 30.79
                                 2008 101,668,320     0.892 - 1.179  98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
                                 2007 127,276,506     1.252 - 1.642 171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                                 2006 145,594,514     1.236 - 1.609 193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
LMPVET Variable Lifestyle        2010  44,663,513     1.198 - 1.510  55,155,290          2.03      1.17 - 1.90    12.81 - 13.70
  Allocation 70% Subaccount      2009  52,457,087     1.062 - 1.328  57,089,042          3.47      1.17 - 1.90    30.47 - 31.36
                                 2008  61,066,781     0.814 - 1.011  50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
                                 2007  73,092,932     1.235 - 1.522  91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                                 2006  87,069,481     1.209 - 1.483 106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
LMPVET Variable Lifestyle        2010  28,603,564     1.129 - 1.485  33,646,055          1.57      1.17 - 1.90    13.47 - 14.32
  Allocation 85% Subaccount      2009  33,143,582     0.995 - 1.299  34,156,185          2.32      1.17 - 1.90    30.07 - 30.95
                                 2008  38,462,858     0.765 - 0.992  30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
                                 2007  45,631,090     1.246 - 1.604  58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                                 2006  53,182,538     1.229 - 1.570  66,724,256          0.99      1.17 - 1.90      7.43 - 8.20

116

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------- ----------------- ----------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Western Asset Variable  2010  17,792,059     0.916 - 1.075  17,278,232          1.08      0.30 - 2.70      6.21 - 8.92
  Adjustable Rate Income       2009  19,371,479     0.861 - 0.987  17,529,423          1.87      0.30 - 2.70    14.32 - 17.08
  Subaccount                   2008  21,578,202     0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
                               2007  30,126,619     0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                               2006  35,144,629     0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
LMPVIT Western Asset Variable  2010  22,243,748     1.190 - 1.590  31,610,349          3.49      1.30 - 2.60     8.68 - 10.06
  Diversified Strategic Income 2009  26,699,119     1.093 - 1.445  34,599,462          5.05      1.30 - 2.60    16.24 - 17.83
  Subaccount                   2008  31,595,735     0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
                               2007  41,508,754     1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                               2006  50,158,783     1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
LMPVIT Western Asset Variable  2010   8,965,094     1.215 - 1.954  14,183,211          8.24      1.40 - 2.60    12.05 - 13.34
  Global High Yield Bond       2009  10,569,292     1.082 - 1.724  14,895,212         10.68      1.40 - 2.60    51.46 - 53.38
  Subaccount                   2008  11,006,706     0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
                               2007  13,236,960     1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                               2006  14,752,622     1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
LMPVIT Western Asset Variable  2010  85,709,100     1.322 - 2.329 144,770,864          9.24      0.30 - 2.70    13.47 - 16.27
  High Income Subaccount       2009 102,925,900     1.155 - 2.020 151,238,219         11.51      0.30 - 2.70    55.73 - 59.42
                               2008 123,565,072     0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
                               2007 159,566,246     1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                               2006 184,544,851     1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
LMPVIT Western Asset Variable  2010  25,454,040     1.077 - 1.646  33,724,247          2.70      1.40 - 2.60     9.02 - 10.25
  Strategic Bond Subaccount    2009  28,485,160     0.985 - 1.493  34,243,010          4.57      1.40 - 2.60    18.59 - 20.11
                               2008  29,886,687     0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
                               2007  36,686,427     1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                               2006  39,934,855     1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
MIST American Funds Balanced   2010   2,241,816     0.992 - 1.019   2,255,436          0.76      0.30 - 1.30    10.71 - 11.86
  Allocation Subaccount        2009   1,066,350     0.896 - 0.911     966,059            --      0.30 - 1.30    27.64 - 28.85
  (Commenced 4/28/2008)        2008     460,585     0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth     2010   2,314,410     0.944 - 0.969   2,214,066          0.55      0.30 - 1.30    12.11 - 13.07
  Allocation Subaccount        2009     860,371     0.842 - 0.857     733,008            --      0.30 - 1.30    32.18 - 33.70
   (Commenced 4/28/2008)       2008     361,073     0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
MIST American Funds Moderate   2010   1,184,260     1.017 - 1.044   1,220,961          1.32      0.30 - 1.30      8.54 - 9.55
  Allocation Subaccount        2009     664,781     0.937 - 0.953     628,194            --      0.30 - 1.30    21.85 - 22.97
  (Commenced 4/28/2008)        2008     127,658     0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth and   2010  13,146,573    1.120 - 21.512 266,748,724          1.45      1.00 - 1.65    11.78 - 12.58
  Income Subaccount            2009  14,486,682    1.002 - 19.108 261,765,961          2.26      1.00 - 1.65    20.00 - 20.68
  (Commenced 5/1/2006)         2008  15,925,617    0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
                               2007  18,277,607    1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
                               2006  21,299,043    1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield      2010  72,671,332     1.176 - 7.557 150,232,781          5.46      0.19 - 2.75    12.17 - 15.88
  Subaccount                   2009  52,060,128     1.099 - 6.584 105,877,776          5.75      0.19 - 2.65    42.84 - 46.92
  (Commenced 5/1/2006)         2008  55,599,982     0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
                               2007  63,143,456     1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
                               2006  45,095,489     1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------- ----------------- ----------- --------------------------------------------------
                                                        UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST BlackRock Large Cap        2010  54,907,593     0.789 - 1.453  54,941,051          1.24      0.30 - 2.75     9.44 - 12.18
  Core Subaccount               2009  63,249,054     0.712 - 1.314  56,574,643          1.44      0.30 - 2.75    15.99 - 18.86
  (Commenced 5/1/2006)          2008  71,441,239     0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
                                2007  85,113,395     0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
                                2006 101,594,807     0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real Estate 2010  89,036,157     0.848 - 2.263  86,851,730          8.52      0.30 - 2.75    13.07 - 15.96
  Subaccount                    2009  98,568,292     0.750 - 1.979  84,648,075          3.61      0.30 - 2.75    31.31 - 34.81
                                2008 105,420,478     0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
                                2007 124,374,407     1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
                                2006 139,168,963     1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
MIST Dreman Small Cap Value     2010  11,051,153     1.161 - 1.530  15,942,525          0.88      0.30 - 2.70    16.33 - 19.24
  Subaccount                    2009  11,126,251     0.984 - 1.296  13,676,299          0.92      0.30 - 2.70    25.72 - 28.66
  (Commenced 5/1/2006)          2008  11,190,143     0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
                                2007  10,129,896     1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
                                2006   6,819,826     1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark             2010  59,047,438     1.130 - 2.048  89,505,876          2.13      0.30 - 2.70    13.54 - 16.31
  International Subaccount      2009  65,954,572     0.986 - 1.786  86,620,909          8.30      0.30 - 2.70    51.28 - 55.03
  (Commenced 5/1/2006)          2008  73,645,655     0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
                                2007  89,021,152     1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
                                2006  97,474,617     1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Invesco Small Cap Growth   2010   8,936,088     1.118 - 1.974  13,490,846            --      0.30 - 2.70    16.36 - 26.09
  Subaccount                    2009   7,370,837     0.907 - 1.169   8,271,522            --      0.30 - 2.70    30.71 - 33.87
  (Commenced 5/1/2006)          2008   6,688,902     0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
                                2007   4,965,688     1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
                                2006   3,177,286     1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44
MIST Janus Forty Subaccount     2010 130,954,529     0.743 - 7.751 563,298,004          1.83      0.30 - 2.75      6.69 - 9.36
  (Commenced 5/1/2006)          2009 178,453,861     0.690 - 7.156 617,906,720            --      0.30 - 2.75    39.33 - 42.78
                                2008 184,741,781     0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
                                2007 191,666,259     0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
                                2006 214,476,771     0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap             2010  55,785,950     1.026 - 2.677  94,335,966          1.07      0.30 - 2.65    19.63 - 22.86
  Subaccount                    2009  64,642,037     0.855 - 2.185  90,411,267          1.37      0.30 - 2.65    33.13 - 36.70
  (Commenced 4/30/2007)         2008  69,717,278     0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
                                2007   5,965,059     1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason ClearBridge     2010     243,732     0.763 - 0.843     194,775            --      0.30 - 1.30    22.08 - 23.43
  Aggressive Growth Subaccount  2009     206,409     0.625 - 0.683     138,656            --      0.30 - 1.30    31.30 - 32.62
  (Commenced 4/28/2008)         2008     103,980     0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
MIST Legg Mason Value Equity    2010   6,077,562     0.617 - 0.707   3,871,329          2.19      0.30 - 2.60      4.58 - 7.12
  Subaccount                    2009   7,082,207     0.590 - 0.660   4,295,464          1.79      0.30 - 2.60    34.40 - 37.50
                                2008   9,703,866     0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
                                2007   8,033,958     0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
                                2006   8,080,451     1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
MIST Loomis Sayles Global       2010  33,062,109     1.736 - 5.212 169,859,208          3.48      0.30 - 1.65    20.39 - 22.05
  Markets Subaccount            2009  43,268,117     1.440 - 4.312 166,789,133          2.44      0.30 - 1.65    38.65 - 40.52
  (Commenced 4/30/2007)         2008  46,805,268     1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
                                2007  52,358,564     1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------- ----------------- ----------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Bond          2010  40,480,659     1.372 - 2.217  69,771,604          6.51      0.30 - 2.65    10.20 - 12.86
  Debenture Subaccount         2009  45,437,764     1.245 - 1.982  70,758,842          7.78      0.30 - 2.65    33.50 - 36.72
  (Commenced 5/1/2006)         2008  50,357,034     0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
                               2007  60,470,520     1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
                               2006  63,399,577     1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and    2010 153,267,618     0.877 - 5.230 148,207,202          1.06      0.30 - 2.70    13.90 - 16.69
  Income Subaccount            2009 178,302,083     0.770 - 4.000 149,934,901          2.27      0.30 - 2.70    15.27 - 18.02
                               2008 200,939,476     0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
                               2007 239,539,828     1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
                               2006 191,555,885     1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
MIST Lord Abbett Mid Cap       2010  59,583,746     0.934 - 1.350  59,037,980          0.62      0.30 - 2.70    22.09 - 25.23
  Value Subaccount             2009  70,579,098     0.765 - 1.078  56,795,766          2.21      0.30 - 2.70    23.15 - 26.08
                               2008  80,119,831     0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
                               2007  94,328,307     1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
                               2006   4,978,445     1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
MIST Met/Eaton Vance Floating  2010     711,474     1.014 - 1.020     725,074            --      1.70 - 2.60      1.44 - 2.04
  Rate Subaccount
  (Commenced 5/3/2010)
MIST Met/Franklin Mutual       2010     849,530     0.867 - 0.883     745,697            --      1.70 - 2.35      8.38 - 9.15
  Shares Subaccount            2009     658,147     0.800 - 0.809     530,058            --      1.70 - 2.35    21.95 - 22.76
  (Commenced 4/28/2008)        2008     386,422     0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
MIST Met/Templeton Growth      2010  31,582,017     0.908 - 1.449  36,594,907            --      1.30 - 2.60    10.07 - 11.55
  Subaccount
  (Commenced 5/3/2010)
MIST MetLife Balanced Strategy 2010  21,057,825     1.046 - 1.196  24,508,815          2.15      1.55 - 2.65    10.62 - 11.78
  Subaccount                   2009  23,223,388     0.944 - 1.070  24,265,282            --      1.55 - 2.65    22.33 - 23.27
  (Commenced 5/4/2009)
MIST MetLife Growth Strategy   2010  18,635,211     1.060 - 1.231  22,297,948          1.78      1.55 - 2.55    12.60 - 13.67
  Subaccount                   2009  22,113,186     0.941 - 1.083  23,350,459            --      1.55 - 2.55    26.14 - 27.11
  (Commenced 5/4/2009)
MIST MetLife Moderate Strategy 2010  13,603,309     1.092 - 1.231  16,268,189          2.50      1.55 - 2.55     9.64 - 10.60
  Subaccount                   2009  13,266,871     0.996 - 1.113  14,418,041            --      1.55 - 2.55    20.11 - 20.98
  (Commenced 5/4/2009)
MIST MFS Emerging Markets      2010  40,055,591     1.536 - 3.875 113,623,154          1.14      0.30 - 2.75    20.34 - 23.67
  Equity Subaccount            2009  45,575,766     1.276 - 3.195 106,330,059          1.85      0.30 - 2.75    64.38 - 68.59
  (Commenced 4/30/2007)        2008  49,186,008     0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
                               2007  22,838,831     2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research              2010  48,036,599     1.127 - 1.981  71,851,431          1.78      0.30 - 2.65     8.52 - 11.02
  International Subaccount     2009  57,249,025     1.038 - 1.809  77,964,871          3.25      0.30 - 2.65    28.09 - 31.20
                               2008  65,026,844     0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
                               2007  57,544,188     1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
                               2006   5,651,436     1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------- ----------------- ----------- --------------------------------------------------
                                                      UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Morgan Stanley Mid Cap   2010  11,758,200     0.973 - 2.657  18,023,005          0.12      0.30 - 2.60    28.69 - 31.65
  Growth Subaccount           2009  15,136,307     0.750 - 2.045  17,892,218          0.01      0.30 - 2.60    53.24 - 56.78
                              2008  16,241,619     0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
                              2007   3,986,582     1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
                              2006   4,406,247     1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
MIST Oppenheimer Capital      2010 370,415,704     0.840 - 0.960 324,669,577          0.67      0.30 - 2.65      6.57 - 9.34
  Appreciation Subaccount     2009 431,970,938     0.779 - 0.878 351,416,197            --      0.30 - 2.65    39.93 - 43.70
  (Commenced 5/1/2006)        2008 458,261,491     0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
                              2007  26,945,381     1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
                              2006  25,498,695     1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation          2010  84,809,882     1.150 - 1.410 110,311,164          2.54      0.30 - 2.75      5.00 - 7.67
  Protected Bond Subaccount   2009  85,594,721     1.092 - 1.323 104,939,462          3.81      0.30 - 2.75    14.94 - 18.00
                              2008  84,875,080     0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
                              2007  73,914,152     1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
                              2006   4,512,924     0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
MIST PIMCO Total Return       2010 285,034,968     1.279 - 1.854 430,615,868          3.67      0.30 - 2.70      5.25 - 7.89
  Subaccount                  2009 309,041,939     1.213 - 1.724 437,011,528          0.57      0.30 - 2.70    10.87 - 16.13
                              2008  20,657,165     1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
                              2007  17,237,540     1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
                              2006  15,842,977     1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
MIST Pioneer Fund Subaccount  2010  30,744,777     0.885 - 1.940  48,832,317          0.94      0.30 - 2.60    13.24 - 15.84
  (Commenced 5/1/2006)        2009  35,071,315     0.778 - 1.690  48,615,076          1.01      0.30 - 2.60    20.72 - 26.30
                              2008  16,387,552     0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
                              2007  18,642,832     1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006  21,298,211     0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income 2010 163,592,465     1.280 - 2.659 266,557,264          5.15      0.30 - 2.75     8.94 - 11.80
  Subaccount                  2009 167,562,465     1.174 - 2.399 249,602,835          4.51      0.30 - 2.75    22.59 - 32.67
  (Commenced 5/1/2006)        2008 132,562,461     0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
                              2007 137,915,159     1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
                              2006 139,920,997     1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57
MIST RCM Technology           2010   1,999,423     1.137 - 1.417   2,724,803            --      1.55 - 2.65    23.05 - 24.41
  Subaccount
  (Commenced 5/3/2010)
MIST SSgA Growth and          2010 110,185,544             1.148 126,498,036          1.37             1.25            10.81
  Income ETF Subaccount       2009 118,121,815             1.036 122,341,279          2.14             1.25            23.33
  (Commenced 11/14/2005 and   2008 130,577,256             0.840 109,653,164          1.90             1.25           (25.99)
  began transactions in 2006) 2007 147,441,601             1.135 167,304,437            --             1.25             4.13
                              2006 158,709,583             1.090 173,013,019          1.47             1.25             9.00
MIST SSgA Growth ETF          2010 142,607,091             1.100 156,916,020          1.53             1.25            12.70
  Subaccount                  2009 151,971,206             0.976 148,328,139          1.93             1.25            27.42
  (Commenced 11/14/2005 and   2008 161,274,026             0.766 123,461,622          1.56             1.25           (33.74)
  began transactions in 2006) 2007 175,301,265             1.156 202,730,917            --             1.25             4.24
                              2006 181,206,750             1.109 200,905,447          1.09             1.25            10.90
MIST T. Rowe Price Mid Cap    2010   2,637,941     0.931 - 1.637   3,627,883            --      1.55 - 2.65    24.40 - 25.73
  Growth Subaccount           2009   2,174,650     0.755 - 1.302   2,536,266            --      1.55 - 2.65    29.50 - 43.23
  (Commenced 4/28/2008)       2008   1,198,311     0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                 ----------- ----------------- ----------- --------------------------------------------------
                                                    UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Third Avenue Small Cap 2010 118,085,929     0.946 - 1.914 155,522,778          1.21      0.30 - 2.70    16.75 - 19.59
  Value Subaccount          2009 135,415,681     0.810 - 1.619 149,634,615          1.19      0.30 - 2.70    23.10 - 26.11
  (Commenced 5/1/2006)      2008 150,325,118     0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
                            2007 177,121,221     0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
                            2006  63,225,110     1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap Growth  2010   1,767,559     1.330 - 1.717   2,845,882            --      1.55 - 2.65    23.84 - 25.24
  Subaccount                2009   2,403,026     1.074 - 1.371   3,118,333            --      1.55 - 2.65    43.39 - 44.93
  (Commenced 4/28/2008)     2008   2,586,292     0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Comstock    2010 178,757,353     0.934 - 1.568 225,341,481          1.58      0.30 - 2.75    11.79 - 14.51
  Subaccount                2009 212,159,391     0.834 - 1.373 237,036,843          0.01      0.30 - 2.75    23.19 - 31.15
                            2008     938,859     0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
                            2007   1,286,953     1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
                            2006   1,279,856     1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
Morgan Stanley Capital      2010     877,893     1.404 - 1.780   1,463,366            --      1.60 - 2.60    24.13 - 25.44
  Opportunities Subaccount  2009     921,618     1.128 - 1.419   1,228,624          0.12      1.60 - 2.60    66.53 - 68.13
                            2008     938,169     0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
                            2007   1,543,165     1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                            2006   1,027,015     1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
MSF Barclays Capital        2010  51,647,712     1.235 - 2.347 111,235,771          3.84      0.30 - 1.40      4.57 - 5.75
  Aggregate Bond            2009  62,894,452     1.181 - 2.241 124,909,151          6.40      0.30 - 1.40      3.69 - 4.85
  Index Subaccount          2008  71,329,220     1.139 - 2.158 135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)    2007  85,048,945     1.090 - 2.062 154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive    2010 116,770,017     0.602 - 1.655 114,976,088            --      0.30 - 2.70    12.16 - 14.83
  Growth Subaccount         2009 136,340,583     0.533 - 1.463 118,461,145          0.07      0.30 - 2.70    45.36 - 48.77
  (Commenced 5/1/2006)      2008 154,809,818     0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
                            2007 185,128,306     0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
                            2006 221,481,261     0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income   2010 225,736,980     1.021 - 1.930 291,924,540          3.97      0.30 - 2.75      5.26 - 8.01
  Subaccount                2009 254,242,025     0.970 - 1.805 310,155,879          6.84      0.30 - 2.75      5.70 - 9.11
  (Commenced 5/1/2006)      2008 265,533,848     0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
                            2007 316,222,898     1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
                            2006 358,237,572     1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified   2010 118,061,128     1.037 - 2.464 263,504,413          1.96      0.30 - 2.65      6.47 - 9.35
  Subaccount                2009 141,009,077     0.974 - 5.481 281,893,639          2.89      0.30 - 2.65    13.92 - 18.94
  (Commenced 4/30/2007)     2008  68,632,597     0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
                            2007  72,810,413     1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap     2010  15,747,692     0.839 - 1.214  17,609,264          0.86      0.30 - 2.65      6.10 - 8.59
  Value Subaccount          2009  18,388,146     0.790 - 1.118  19,257,470          1.36      0.30 - 2.65     8.19 - 10.69
  (Commenced 4/28/2008)     2008  18,738,894     0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large  2010 232,943,584     0.708 - 3.369 268,487,543          0.24      0.30 - 2.75    16.47 - 19.49
  Cap Growth Subaccount     2009 278,436,667     0.600 - 2.847 269,927,201            --      0.30 - 2.75    28.38 - 30.51
  (Commenced 4/28/2008)     2008       8,268             2.335      19,311            --             0.30           (34.82)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------- ----------------- ----------- --------------------------------------------------
                                                      UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF BlackRock Money           2010 390,620,368     0.967 - 1.837 442,249,891          0.01      0.30 - 2.75    (2.77) - 0.55
  Market Subaccount           2009 292,409,144     1.000 - 1.866 335,600,209          0.45      0.30 - 2.75    (2.34) - 0.09
  (Commenced 5/1/2006)        2008 380,710,006     1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
                              2007 296,236,103     1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
                              2006 226,079,051     0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Davis Venture Value       2010  39,290,500     0.902 - 1.341  46,053,005          0.99      0.30 - 2.75     8.80 - 11.64
  Subaccount                  2009  46,272,413     0.820 - 1.219  49,036,833          1.55      0.30 - 2.75    28.12 - 31.64
  (Commenced 4/28/2008)       2008  50,458,028     0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
MSF FI Value Leaders          2010  77,016,714     0.884 - 1.684  99,325,424          1.56      0.30 - 2.65    11.26 - 14.05
  Subaccount                  2009  90,780,311     0.790 - 1.492 103,755,815          2.82      0.30 - 2.65    18.31 - 21.34
  (Commenced 5/1/2006)        2008 105,348,325     0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
                              2007 122,428,834     1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
                              2006 144,737,748     1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth           2010  76,713,717     0.540 - 1.500  56,595,399          0.46      0.30 - 2.60     8.51 - 10.94
  Subaccount                  2009  92,196,381     0.492 - 1.368  61,763,702          0.04      0.30 - 2.60    36.00 - 39.13
  (Commenced 4/28/2008)       2008 110,066,602     0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small       2010     192,214     2.925 - 3.399     628,433            --      1.70 - 2.60    23.94 - 25.06
  Cap Core Subaccount         2009     123,912     2.398 - 2.718     325,388            --      1.70 - 2.50    26.14 - 26.77
  (Commenced 5/4/2009)
MSF Met/Artisan Mid Cap Value 2010   1,029,255     2.069 - 2.183   2,194,400            --      1.40 - 2.10    14.63 - 15.44
  Subaccount
  (Commenced 5/3/2010)
MSF Met/Dimensional           2010      63,743     1.684 - 1.713     108,458          1.23      1.70 - 2.50    19.60 - 20.55
  International Small Company 2009      53,278     1.408 - 1.421      75,431            --      1.70 - 2.50    38.45 - 39.18
  Subaccount
  (Commenced 5/4/2009)
MSF MetLife Aggressive        2010  56,329,423     0.888 - 1.023  55,743,047          1.07      0.30 - 2.60    12.69 - 15.33
  Allocation Subaccount       2009  66,763,928     0.788 - 0.887  57,912,078          2.17      0.30 - 2.60    28.08 - 31.02
  (Commenced 11/14/2005 and   2008  65,363,759     0.615 - 0.677  43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  began transactions in 2006) 2007  68,089,229     1.060 - 1.146  77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
                              2006   8,380,176     1.053 - 1.124   8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
MSF MetLife Conservative      2010  32,850,961     1.114 - 1.255  38,552,233          3.77      0.30 - 2.70      7.12 - 9.70
  Allocation Subaccount       2009  30,329,127     1.040 - 1.144  32,861,250          3.10      0.30 - 2.70    17.38 - 20.17
  (Commenced 11/14/2005 and   2008  26,245,707     0.886 - 0.952  23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  began transactions in 2006) 2007  15,892,326     1.067 - 1.116  17,241,806            --      0.30 - 2.50    (0.09) - 5.28
                              2006   6,328,313     1.036 - 1.060   6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
MSF MetLife Conservative to   2010  81,246,395     1.062 - 1.207  92,534,789          3.47      0.30 - 2.65     8.59 - 11.14
  Moderate Allocation         2009  86,062,934     0.983 - 1.086  89,073,057          3.32      0.30 - 2.50    20.61 - 23.27
  Subaccount                  2008  89,863,744     0.815 - 0.881  76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  (Commenced 11/14/2005 and   2007  93,106,882     1.067 - 1.127 102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  began transactions in 2006) 2006  10,121,656     1.043 - 1.078  10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
MSF MetLife Mid Cap Stock     2010   6,949,687             1.137   7,903,300          1.00             1.25            24.67
  Index Subaccount            2009   6,859,089             0.912   6,254,414          1.77             1.25            35.31
  (Commenced 5/1/2006)        2008   6,459,837             0.674   4,353,823          1.37             1.25           (36.95)
                              2007   5,333,803             1.069   5,703,436          0.72             1.25             6.37
                              2006   2,799,148             1.005   2,811,968            --             1.25             0.10

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ----------- --------------------------- --------------------------------------------------
                                                  UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                   LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------- ---------------- -------------------
MSF MetLife Moderate          2010 393,118,303 0.999 - 1.154   427,765,478          2.63      0.30 - 2.75    10.02 - 12.81
  Allocation Subaccount       2009 422,006,805 0.908 - 1.023   411,199,938          3.02      0.30 - 2.75    23.17 - 26.14
  (Commenced 11/14/2005 and   2008 448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  began transactions in 2006) 2007 479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
                              2006  42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
MSF MetLife Moderate to       2010 343,766,439 0.944 - 1.097   359,791,293          2.21      0.30 - 2.65    11.72 - 14.39
  Aggressive Allocation       2009 385,002,457 0.845 - 0.959   356,369,177          2.58      0.30 - 2.65    25.71 - 28.72
  Subaccount                  2008 401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  (Commenced 11/14/2005 and   2007 442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  began transactions in 2006) 2006  41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
MSF MetLife Stock Index       2010 752,977,742 0.788 - 2.078   807,958,649          1.80      0.28 - 3.50    10.69 - 14.51
  Subaccount                  2009 956,309,555 0.696 - 1.820   894,068,941          1.48      0.28 - 3.50    22.80 - 28.15
  (Commenced 5/1/2006)        2008 491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
                              2007 531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
                              2006   3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return          2010 365,263,272 0.904 - 2.829   594,788,580          2.94      0.30 - 2.75      6.82 - 9.55
  Subaccount                  2009 424,517,109 0.846 - 2.605   636,362,549          4.24      0.30 - 2.75    15.10 - 18.01
  (Commenced 5/1/2006)        2008 485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
                              2007 592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
                              2006 660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount      2010  55,157,576 1.119 - 1.602    73,901,755          1.45      0.30 - 2.70     8.31 - 11.16
  (Commenced 5/1/2006)        2009  58,644,242 1.024 - 1.470    71,463,612            --      0.30 - 2.70    17.51 - 20.39
                              2008  62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
                              2007  61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                              2006  58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE       2010  39,250,929 0.910 - 2.164    72,320,627          2.90      0.30 - 1.60      6.56 - 7.83
  Index Subaccount            2009  48,947,939 0.854 - 2.025    81,732,457          4.32      0.30 - 1.60    26.52 - 28.27
  (Commenced 5/1/2006)        2008  52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
                              2007  61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
                              2006      73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41
MSF Neuberger Berman Mid      2010  11,259,940 1.138 - 2.411    18,962,920          0.86      1.40 - 2.60    23.08 - 24.51
  Cap Value Subaccount        2009  13,067,556 0.922 - 1.586    17,694,207          1.60      1.40 - 2.60    44.25 - 46.12
  (Commenced 4/30/2007)       2008  15,069,022 0.636 - 1.092    13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
                              2007  18,555,447 1.236 - 2.113    33,318,738            --      1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global Equity 2010 355,293,700 0.959 - 1.863   371,423,984          1.52      0.30 - 2.70    12.45 - 16.53
  Subaccount                  2009 410,567,773 0.849 - 1.589   374,398,305          2.51      0.30 - 2.70    36.04 - 40.00
  (Commenced 5/1/2006)        2008 448,654,570 0.623 - 1.146   295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
                              2007 494,911,133 1.078 - 1.959   557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
                              2006 522,236,566 1.043 - 1.062   549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index        2010  41,489,141 1.329 - 2.988   109,316,701          1.17      0.30 - 1.65    24.90 - 26.48
  Subaccount                  2009  52,166,793 1.064 - 2.384   102,896,929          2.08      0.30 - 1.65    23.86 - 25.64
  (Commenced 4/30/2007)       2008  54,971,926 0.859 - 1.916    87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
                              2007  60,356,432 1.309 - 2.917   146,529,196            --      0.30 - 1.65   (7.89) - (0.63)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------- ----------------- ----------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF T. Rowe Price Large Cap    2010  45,753,740     1.009 - 1.613  48,700,718          0.07      0.30 - 2.65    13.72 - 16.38
  Growth Subaccount            2009  53,594,235     0.887 - 1.386  49,610,845          0.34      0.30 - 2.65    39.25 - 42.59
  (Commenced 5/1/2006)         2008  59,778,256     0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
                               2007  64,027,839     1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
                               2006  72,617,849     1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap    2010  76,912,938     1.033 - 1.996 105,806,004            --      0.30 - 2.65    31.04 - 34.21
  Growth Subaccount            2009  84,858,983     0.788 - 1.491  87,765,568          0.06      0.30 - 2.65    34.93 - 38.25
  (Commenced 4/28/2008)        2008  91,237,701     0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset Management   2010   3,494,208     2.286 - 2.523   8,424,280          6.37      1.17 - 1.45    11.08 - 11.45
  Strategic Bond Opportunities 2009   3,762,287     2.058 - 2.267   8,142,474          6.88      1.17 - 1.45    30.34 - 30.64
  Subaccount                   2008   4,192,426     1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  (Commenced 5/1/2006)         2007   4,659,891     1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
                               2006   5,511,825     1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management   2010 125,335,567     1.040 - 2.422 173,254,111          2.75      0.15 - 2.45      3.23 - 5.63
  U.S. Government Subaccount   2009 140,576,689     1.004 - 2.314 185,790,047          4.76      0.15 - 2.45      1.78 - 4.15
  (Commenced 11/14/2005 and    2008 165,146,188     1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  began transactions in 2006)  2007  85,176,942     1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
                               2006  93,487,936     1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
Pioneer VCT Bond Subaccount    2010  22,005,335     1.271 - 1.322  28,692,304          4.69      1.50 - 2.75      6.01 - 7.32
  (Commenced 2/14/2005 and     2009  22,861,075     1.199 - 1.232  27,892,198          5.31      1.50 - 2.75    14.08 - 15.57
  began transactions in 2007)  2008  22,163,097     1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
                               2007  19,594,381     1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
Pioneer VCT Cullen Value       2010  13,452,820     1.005 - 1.071  14,111,087          0.59      1.50 - 2.75      6.31 - 7.64
  Subaccount                   2009  14,948,808     0.944 - 0.995  14,626,585          0.78      1.50 - 2.75    12.54 - 14.01
                               2008  14,609,008     0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
                               2007  15,163,835     1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
                               2006  11,247,180     1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
Pioneer VCT Emerging Markets   2010   8,376,046     1.864 - 3.582  26,221,434          0.31      1.50 - 2.75    12.48 - 13.89
  Subaccount                   2009   9,315,020     1.650 - 3.147  25,836,006          0.89      1.50 - 2.75    69.34 - 71.42
                               2008   8,306,485     0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959     2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006   8,408,497     1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
Pioneer VCT Equity Income      2010  14,712,580     1.092 - 1.534  21,292,601          2.05      1.50 - 2.60    16.21 - 17.49
  Subaccount                   2009  16,094,477     0.910 - 1.307  19,818,006          3.08      1.50 - 2.60    10.96 - 12.19
                               2008  18,907,498     0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961     1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006  21,474,930     1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
Pioneer VCT Fund Subaccount    2010  21,614,988     1.108 - 1.479  29,482,803          1.10      1.40 - 2.65    12.65 - 14.12
                               2009  24,462,769     0.975 - 1.298  29,315,550          1.55      1.40 - 2.65    21.57 - 23.12
                               2008  29,416,956     0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                               2007  35,397,790     1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                               2006  26,477,150     1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
Pioneer VCT Ibbotson Growth    2010 221,599,749     0.986 - 1.164 246,699,062          1.91      1.50 - 2.90    11.41 - 13.12
  Allocation Subaccount        2009 235,330,904     0.885 - 1.029 233,598,663          2.51      1.50 - 2.90    28.97 - 30.66
                               2008 241,041,098     0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
                               2007 211,130,637     1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
                               2006 126,729,579     1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------- ----------------- ----------- --------------------------------------------------
                                                        UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Ibbotson Moderate   2010 119,014,176     1.018 - 1.175 134,202,065          2.54      1.50 - 2.90    10.65 - 12.23
  Allocation Subaccount         2009 127,523,679     0.920 - 1.047 129,177,322          3.43      1.50 - 2.90    27.74 - 29.49
                                2008 131,739,676     0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
                                2007 128,084,206     1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
                                2006  86,309,793     1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
Pioneer VCT Mid Cap Value       2010  27,106,926     1.205 - 1.801  43,769,962          0.89      1.40 - 2.75    14.65 - 16.27
  Subaccount                    2009  31,686,148     0.946 - 1.551  43,949,273          1.29      1.40 - 2.75    21.93 - 23.45
                                2008  36,082,317     0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
                                2007  42,880,338     1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                                2006  41,251,442     1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
Pioneer VCT Real Estate Shares  2010   8,080,999     1.242 - 2.025  15,025,737          2.45      1.50 - 2.60    25.25 - 26.68
  Subaccount                    2009   8,382,574     0.960 - 1.600  12,313,902          4.45      1.50 - 2.60    28.17 - 29.57
                                2008   8,720,284     0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
                                2007   9,621,836     1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                                2006  10,809,247     1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
UIF Capital Growth Subaccount   2010   7,852,817     0.862 - 1.806   9,543,702          0.12      1.40 - 2.60    19.72 - 21.27
                                2009   9,106,525     0.714 - 1.498   9,168,364            --      1.40 - 2.60    61.13 - 63.27
                                2008  10,817,955     0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                                2007  13,918,589     0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                                2006  15,038,110     0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
UIF U.S. Real Estate Subaccount 2010  16,338,780     1.263 - 1.299  20,965,294          2.17      1.40 - 1.90    27.45 - 28.11
                                2009  20,079,803     0.991 - 1.014  20,149,396          3.29      1.40 - 1.90    25.92 - 26.59
                                2008  21,716,459     0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
                                2007  25,452,950     1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006  26,061,240     1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
Wells Fargo VT Small Cap        2010   2,391,673     1.482 - 2.269   4,028,620          1.51      0.30 - 1.85    15.16 - 16.95
  Value Subaccount              2009   2,853,960     1.280 - 1.947   4,195,513          1.23      0.30 - 1.85    57.11 - 59.59
                                2008   2,939,820     0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
                                2007   3,380,492     1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
                                2006   4,426,775     1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
 The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                     ALLIANCEBERNSTEIN GLOBAL
                                  ALGER CAPITAL APPRECIATION                  THEMATIC GROWTH             AMERICAN FUNDS BOND
                                                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- -------------------------------- -------------------------------
                                         2010           2009         2010                2009          2010              2009
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units beginning of year             2,568,654      2,726,355    1,859,710           1,967,504     5,354,874         1,707,759
Units issued and transferred
  from other funding options          378,839        635,750       67,315             539,364     3,203,628         4,925,075
Units redeemed and transferred to
  other funding options              (839,082)      (793,451)    (381,661)           (647,158)   (1,929,428)       (1,277,960)
Annuity units                              --             --           --                  --            --                --
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units end of year                   2,108,411      2,568,654    1,545,364           1,859,710     6,629,074         5,354,874
                                  ============== ============== ============ =================== ============= =================

                                              AMERICAN FUNDS              CREDIT SUISSE TRUST
                                               GROWTH-INCOME    INTERNATIONAL EQUITY FLEX III    DELAWARE VIP SMALL CAP VALUE
                                                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- -------------------------------- -------------------------------
                                         2010           2009         2010             2009 (a)         2010              2009
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units beginning of year           305,682,875    341,874,694    1,019,821                  --    11,809,419        13,377,371
Units issued and transferred
  from other funding options       14,097,977     19,861,178      120,858           1,020,193     1,318,201         1,307,264
Units redeemed and transferred to
  other funding options           (53,684,920)   (56,042,741)     (79,757)               (372)   (2,630,207)       (2,875,120)
Annuity units                          (9,960)       (10,256)          --                  --           (93)              (96)
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units end of year                 266,085,972    305,682,875    1,060,922           1,019,821    10,497,320        11,809,419
                                  ============== ============== ============ =================== ============= =================

                                  DWSII DREMAN SMALL MID CAP                                        DWSII GOVERNMENT & AGENCY
                                                       VALUE            DWSII GLOBAL THEMATIC                      SECURITIES
                                                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- -------------------------------- -------------------------------
                                         2010           2009         2010                2009          2010              2009
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units beginning of year             6,769,158      7,699,706    3,417,264           3,883,900     5,472,346         7,027,315
Units issued and transferred
  from other funding options          271,638        721,536      247,409             430,732       792,647         1,916,845
Units redeemed and transferred to
  other funding options            (1,491,492)    (1,652,084)    (769,644)           (897,368)   (1,571,651)       (3,471,814)
Annuity units                              --             --           --                  --            --                --
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units end of year                   5,549,304      6,769,158    2,895,029           3,417,264     4,693,342         5,472,346
                                  ============== ============== ============ =================== ============= =================

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

                                             AMERICAN FUNDS
AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                  SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------------- ------------------------------ -----------------------------
       2010             2009          2010             2009           2010           2009
-------------- ---------------- ------------- ---------------- -------------- --------------
130,525,259      148,315,752     1,997,395          638,633    323,767,342    359,615,200
 10,765,450       13,121,160     1,243,457        1,770,996     20,613,179     29,804,962
(26,042,521)     (30,904,150)     (605,241)        (412,234)   (62,363,447)   (65,637,716)
     (7,285)          (7,503)           --               --        (14,661)       (15,104)
-------------- ---------------- ------------- ---------------- -------------- --------------
115,240,903      130,525,259     2,635,611        1,997,395    282,002,413    323,767,342
============== ================ ============= ================ ============== ==============

DREYFUS SOCIALLY RESPONSIBLE
                      GROWTH            DWSI CAPITAL GROWTH           DWSI HEALTH CARE
                  SUBACCOUNT                     SUBACCOUNT                 SUBACCOUNT
------------------------------- --------------------------- --------------------------
      2010              2009          2010          2009         2010          2009
------------- ----------------- ------------- ------------- ------------ -------------
   574,094           582,742     8,917,378    10,177,735    2,380,096     3,239,205
    10,491            48,318       223,817     1,044,047      162,665       516,084
  (103,708)          (56,966)   (1,720,309)   (2,304,404)    (339,757)   (1,375,193)
        --                --            --            --           --            --
------------- ----------------- ------------- ------------- ------------ -------------
   480,877           574,094     7,420,886     8,917,378    2,203,004     2,380,096
============= ================= ============= ============= ============ =============

                              FIDELITY VIP DYNAMIC CAPITAL
   FIDELITY VIP CONTRAFUND                    APPRECIATION    FIDELITY VIP EQUITY-INCOME
                SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------- -----------------------------
       2010           2009          2010              2009           2010           2009
-------------- -------------- ------------- ----------------- -------------- --------------
181,273,642    193,501,420     2,259,227         2,474,553    108,541,676    115,661,779
 15,737,799     22,068,618       317,045           127,581      7,103,254     10,367,230
(36,192,976)   (34,286,786)     (775,924)         (342,907)   (28,131,502)   (17,470,189)
     (9,317)        (9,610)           --                --        (16,168)       (17,144)
-------------- -------------- ------------- ----------------- -------------- --------------
160,809,148    181,273,642     1,800,348         2,259,227     87,497,260    108,541,676
============== ============== ============= ================= ============== ==============

127

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                                               FTVIPT FRANKLIN INCOME
                                  FIDELITY VIP HIGH INCOME          FIDELITY VIP MID CAP                   SECURITIES
                                                SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  --------------------------- ----------------------------- ----------------------------
                                        2010          2009           2010           2009           2010          2009
                                  ------------- ------------- -------------- -------------- -------------- -------------
Units beginning of year           14,725,421    15,749,612    163,964,353    175,219,157     30,320,651    27,781,181
Units issued and transferred
  from other funding options       1,254,717     2,137,591     17,556,588     20,288,000      9,664,076     9,004,127
Units redeemed and transferred to
  other funding options           (4,635,180)   (3,160,478)   (31,274,466)   (31,533,212)   (10,683,271)   (6,383,740)
Annuity units                         (1,237)       (1,304)        (9,251)        (9,592)       (78,554)      (80,917)
                                  ------------- ------------- -------------- -------------- -------------- -------------
Units end of year                 11,343,721    14,725,421    150,237,224    163,964,353     29,222,902    30,320,651
                                  ============= ============= ============== ============== ============== =============

                                  FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN     FTVIPT TEMPLETON GROWTH
                                           MARKETS SECURITIES                    SECURITIES                  SECURITIES
                                                   SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  ------------------------------ ----------------------------- ---------------------------
                                        2010             2009           2010           2009          2010          2009
                                  ------------- ---------------- -------------- -------------- ------------- -------------
Units beginning of year           15,673,026       14,310,331     97,704,725    111,025,532    26,961,380    29,971,329
Units issued and transferred
  from other funding options       3,972,448        5,528,051      8,354,795     11,667,247     1,551,549     3,541,833
Units redeemed and transferred to
  other funding options           (4,927,656)      (4,165,268)   (21,080,912)   (24,983,524)   (5,613,940)   (6,551,782)
Annuity units                           (341)             (88)        (4,397)        (4,530)           --            --
                                  ------------- ---------------- -------------- -------------- ------------- -------------
Units end of year                 14,717,477       15,673,026     84,974,211     97,704,725    22,898,989    26,961,380
                                  ============= ================ ============== ============== ============= =============

                                   INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN     INVESCO V.I. VAN KAMPEN
                                            CAPITAL GROWTH             EQUITY AND INCOME                  GOVERNMENT
                                                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  --------------------------- ----------------------------- ---------------------------
                                        2010          2009           2010           2009          2010          2009
                                  ------------- ------------- -------------- -------------- ------------- -------------
Units beginning of year           15,018,782    17,441,725    106,877,677    124,047,368    26,434,581    30,065,152
Units issued and transferred
  from other funding options         228,779       857,484      6,460,327     10,001,544     2,742,732     4,086,700
Units redeemed and transferred to
  other funding options           (2,911,606)   (3,280,427)   (18,093,707)   (27,171,235)   (6,180,308)   (7,717,271)
Annuity units                             --            --             --             --            --            --
                                  ------------- ------------- -------------- -------------- ------------- -------------
Units end of year                 12,335,955    15,018,782     95,244,297    106,877,677    22,997,005    26,434,581
                                  ============= ============= ============== ============== ============= =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

  FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP        FTVIPT MUTUAL SHARES
    DIVIDENDS SECURITIES                GROWTH SECURITIES                  SECURITIES
              SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
--------------------------- -------------------------------- ---------------------------
      2010          2009          2010               2009          2010          2009
------------- ------------- ------------- ------------------ ------------- -------------
18,663,538    21,627,695    38,242,323         39,918,390    42,535,689    47,564,032
 1,232,722     2,498,543     2,285,035          6,607,651     2,874,422     4,369,812
(2,967,958)   (5,462,700)   (8,702,462)        (8,283,718)   (9,001,091)   (9,398,155)
        --            --            --                 --            --            --
------------- ------------- ------------- ------------------ ------------- -------------
16,928,302    18,663,538    31,824,896         38,242,323    36,409,020    42,535,689
============= ============= ============= ================== ============= =============

INVESCO V.I. DIVIDEND GROWTH    INVESCO V.I. S&P 500 INDEX    INVESCO V.I. UTILITIES
                  SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
------------------------------- ----------------------------- -------------------------
      2010              2009          2010            2009         2010         2009
------------- ----------------- ------------- --------------- ------------ ------------
 2,297,823         2,424,014     6,684,139       6,631,301    1,703,060    2,120,045
   103,967           248,605       100,964         418,096      111,874      311,111
  (509,170)         (374,796)     (573,579)       (365,258)    (400,027)    (728,096)
        --                --            --              --           --           --
------------- ----------------- ------------- --------------- ------------ ------------
 1,892,620         2,297,823     6,211,524       6,684,139    1,414,907    1,703,060
============= ================= ============= =============== ============ ============

   INVESCO V.I. VAN KAMPEN
         GROWTH AND INCOME    INVESCO V.I. VAN KAMPEN VALUE      JANUS ASPEN ENTERPRISE
                SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
----------------------------- -------------------------------- ---------------------------
       2010           2009          2010               2009          2010          2009
-------------- -------------- ------------- ------------------ ------------- -------------
114,335,077    135,745,590     8,970,605         11,197,020    24,776,585    28,579,786
  3,667,863      6,236,740        77,152            170,325       644,357     1,817,052
(22,481,185)   (27,647,253)   (1,579,671)        (2,396,740)   (5,283,164)   (5,620,253)
         --             --            --                 --            --            --
-------------- -------------- ------------- ------------------ ------------- -------------
 95,521,755    114,335,077     7,468,086          8,970,605    20,137,778    24,776,585
============== ============== ============= ================== ============= =============

129

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                  JANUS ASPEN GLOBAL TECHNOLOGY          JANUS ASPEN OVERSEAS     JANUS ASPEN WORLDWIDE
                                                     SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
                                  -------------------------------- ----------------------------- -------------------------
                                        2010               2009           2010           2009         2010         2009
                                  ------------- ------------------ -------------- -------------- ------------ ------------
Units beginning of year           11,535,408         12,535,710     43,929,512     45,196,584    1,215,231    1,473,348
Units issued and transferred
  from other funding options       1,172,533          1,801,575      7,994,395      9,972,299      148,447      194,639
Units redeemed and transferred to
  other funding options           (2,625,300)        (2,801,877)   (11,265,337)   (11,236,412)    (350,269)    (452,756)
Annuity units                             --                 --         (2,825)        (2,959)          --           --
                                  ------------- ------------------ -------------- -------------- ------------ ------------
Units end of year                 10,082,641         11,535,408     40,655,745     43,929,512    1,013,409    1,215,231
                                  ============= ================== ============== ============== ============ ============

                                                                                                          LMPVET CLEARBRIDGE
                                          LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE          VARIABLE FUNDAMENTAL
                                  VARIABLE DIVIDEND STRATEGY    VARIABLE EQUITY INCOME BUILDER                 ALL CAP VALUE
                                                  SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- --------------------------------- -----------------------------
                                         2010           2009           2010               2009           2010           2009
                                  -------------- -------------- -------------- ------------------ -------------- --------------
Units beginning of year            49,502,519     57,971,618    135,980,347        156,487,513    428,072,804    503,204,890
Units issued and transferred
  from other funding options        1,062,791      1,678,190      3,424,954          6,146,968     10,359,708     19,939,685
Units redeemed and transferred to
  other funding options           (10,254,552)   (10,147,289)   (21,591,960)       (26,651,145)   (77,862,153)   (95,066,018)
Annuity units                              --             --         (2,803)            (2,989)        (5,489)        (5,753)
                                  -------------- -------------- -------------- ------------------ -------------- --------------
Units end of year                  40,310,758     49,502,519    117,810,538        135,980,347    360,564,870    428,072,804
                                  ============== ============== ============== ================== ============== ==============

                                                                    LMPVET GLOBAL CURRENTS
                                          LMPVET CLEARBRIDGE        VARIABLE INTERNATIONAL    LMPVET INVESTMENT COUNSEL
                                   VARIABLE SMALL CAP GROWTH           ALL CAP OPPORTUNITY    VARIABLE SOCIAL AWARENESS
                                                  SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- ----------------------------- ----------------------------
                                         2010           2009           2010           2009          2010           2009
                                  -------------- -------------- -------------- -------------- ------------- --------------
Units beginning of year            54,202,034     59,867,011     72,264,608     83,125,785    35,265,807     39,745,946
Units issued and transferred
  from other funding options        3,170,049      5,617,063      2,684,727      4,217,573     1,056,029      1,913,450
Units redeemed and transferred to
  other funding options           (11,368,164)   (11,281,696)   (13,524,308)   (15,076,835)   (7,328,838)    (6,393,589)
Annuity units                            (336)          (344)        (1,767)        (1,915)           --             --
                                  -------------- -------------- -------------- -------------- ------------- --------------
Units end of year                  46,003,583     54,202,034     61,423,260     72,264,608    28,992,998     35,265,807
                                  ============== ============== ============== ============== ============= ==============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

          LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
  VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION              VARIABLE CAPITAL
                  SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------------- ------------------------------ -----------------------------
        2010            2009           2010            2009           2010           2009
--------------- --------------- -------------- --------------- -------------- --------------
 532,331,659     622,180,657    397,735,990     467,330,035     97,741,534    115,893,792
  12,365,594      25,041,583      9,841,982      30,878,780        895,139      1,367,660
(101,274,337)   (114,856,923)   (66,763,378)   (100,471,136)   (15,105,100)   (19,519,422)
     (32,631)        (33,658)        (1,724)         (1,689)          (482)          (496)
--------------- --------------- -------------- --------------- -------------- --------------
 443,390,285     532,331,659    340,812,870     397,735,990     83,531,091     97,741,534
=============== =============== ============== =============== ============== ==============

        LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
 VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
----------------------------- ----------------------------- -----------------------------
       2010           2009           2010           2009           2010           2009
-------------- -------------- -------------- -------------- -------------- --------------
128,748,339    150,824,586    153,410,278    180,915,479     49,070,208     57,996,976
  3,616,748      6,632,618      3,910,204      4,954,357      1,122,136      1,987,298
(24,699,279)   (28,704,937)   (28,040,453)   (32,455,226)   (10,574,868)   (10,913,669)
     (2,783)        (3,928)        (3,367)        (4,332)          (389)          (397)
-------------- -------------- -------------- -------------- -------------- --------------
107,663,025    128,748,339    129,276,662    153,410,278     39,617,087     49,070,208
============== ============== ============== ============== ============== ==============

 LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE
            ALLOCATION 50%               ALLOCATION 70%               ALLOCATION 85%
                SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
----------------------------- ---------------------------- ----------------------------
       2010           2009          2010           2009          2010           2009
-------------- -------------- ------------- -------------- ------------- --------------
 82,791,698    101,668,320    52,457,087     61,066,781    33,143,582     38,462,858
  2,236,843      3,512,105       773,260      1,198,558       687,853        792,612
(15,935,242)   (22,386,554)   (8,566,834)    (9,808,252)   (5,227,871)    (6,111,888)
     (2,021)        (2,173)           --             --            --             --
-------------- -------------- ------------- -------------- ------------- --------------
 69,091,278     82,791,698    44,663,513     52,457,087    28,603,564     33,143,582
============== ============== ============= ============== ============= ==============

131

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                             LMPVIT WESTERN ASSET   LMPVIT WESTERN ASSET VARIABLE              LMPVIT WESTERN ASSET
                                  VARIABLE ADJUSTABLE RATE INCOME    DIVERSIFIED STRATEGIC INCOME   VARIABLE GLOBAL HIGH YIELD BOND
                                                       SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
                                  --------------------------------- ------------------------------- --------------------------------
                                        2010                 2009         2010               2009          2010                2009
                                  ------------- ------------------- ------------- ----------------- -------------- -----------------
Units beginning of year           19,371,479           21,578,202   26,699,119         31,595,735    10,569,292          11,006,706
Units issued and transferred
  from other funding options       3,986,818            3,008,355      211,479          1,029,808     1,299,895           2,466,060
Units redeemed and transferred to
  other funding options           (5,549,332)          (5,197,558)  (4,666,850)        (5,926,424)   (2,904,093)         (2,903,474)
Annuity units                        (16,906)             (17,520)          --                 --            --                  --
                                  ------------- ------------------- ------------- ----------------- -------------- -----------------
Units end of year                 17,792,059           19,371,479   22,243,748         26,699,119     8,965,094          10,569,292
                                  ============= =================== ============= ================= ============== =================

                                    MIST AMERICAN FUNDS      MIST AMERICAN FUNDS           MIST BATTERYMARCH
                                      GROWTH ALLOCATION      MODERATE ALLOCATION           GROWTH AND INCOME
                                             SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                  ------------------------ ------------------------ ---------------------------
                                       2010        2009          2010       2009          2010          2009
                                  ------------ ----------- ------------- ---------- ------------- -------------
Units beginning of year             860,371     361,073       664,781    127,658    14,486,682    15,925,617
Units issued and transferred
  from other funding options      1,962,971     695,329       808,378    563,977       356,006       493,209
Units redeemed and transferred to
  other funding options            (508,932)   (196,031)     (288,899)   (26,854)   (1,680,595)   (1,912,235)
Annuity units                            --          --            --         --       (15,520)      (19,909)
                                  ------------ ----------- ------------- ---------- ------------- -------------
Units end of year                 2,314,410     860,371     1,184,260    664,781    13,146,573    14,486,682
                                  ============ =========== ============= ========== ============= =============

                                                                        MIST HARRIS OAKMARK
                                  MIST DREMAN SMALL CAP VALUE                 INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT
                                  ------------------------------ ----------------------------- --------------------------------
                                        2010             2009           2010           2009          2010               2009
                                  ------------- ---------------- -------------- -------------- ------------- ------------------
Units beginning of year           11,126,251       11,190,143     65,954,572     73,645,655     7,370,837          6,688,902
Units issued and transferred
  from other funding options       4,396,724        4,438,969      9,563,786     10,673,945     5,167,753          2,937,223
Units redeemed and transferred to
  other funding options           (4,462,870)      (4,493,640)   (16,468,309)   (18,362,314)   (3,602,502)        (2,255,288)
Annuity units                         (8,952)          (9,221)        (2,611)        (2,714)           --                 --
                                  ------------- ---------------- -------------- -------------- ------------- ------------------
Units end of year                 11,051,153       11,126,251     59,047,438     65,954,572     8,936,088          7,370,837
                                  ============= ================ ============== ============== ============= ==================

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

      LMPVIT WESTERN ASSET        LMPVIT WESTERN ASSET       MIST AMERICAN FUNDS
      VARIABLE HIGH INCOME     VARIABLE STRATEGIC BOND       BALANCED ALLOCATION
                SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
----------------------------- --------------------------- -------------------------
       2010           2009          2010          2009         2010         2009
-------------- -------------- ------------- ------------- ------------ ------------
102,925,900    123,565,072    28,485,160    29,886,687    1,066,350      460,585
  4,380,323      7,369,592     2,903,174     3,943,911    1,623,764      689,352
(21,596,010)   (28,006,842)   (5,934,294)   (5,345,438)    (448,298)     (83,587)
     (1,113)        (1,922)           --            --           --           --
-------------- -------------- ------------- ------------- ------------ ------------
 85,709,100    102,925,900    25,454,040    28,485,160    2,241,816    1,066,350
============== ============== ============= ============= ============ ============

                                          MIST BLACKROCK
 MIST BLACKROCK HIGH YIELD                LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2010           2009           2010           2009           2010                2009
-------------- -------------- -------------- -------------- -------------- -------------------
 52,060,128     55,599,982     63,249,054     71,441,239     98,568,292         105,420,478
 40,939,185      9,636,760      4,122,594      4,964,683     11,778,873          17,771,520
(20,326,273)   (13,174,770)   (12,463,492)   (13,156,289)   (21,305,643)        (24,618,144)
     (1,708)        (1,844)          (563)          (579)        (5,365)             (5,562)
-------------- -------------- -------------- -------------- -------------- -------------------
 72,671,332     52,060,128     54,907,593     63,249,054     89,036,157          98,568,292
============== ============== ============== ============== ============== ===================

                                                            MIST LEGG MASON CLEARBRIDGE
          MIST JANUS FORTY           MIST LAZARD MID CAP              AGGRESSIVE GROWTH
                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
----------------------------- ----------------------------- ------------------------------
       2010           2009           2010           2009        2010               2009
-------------- -------------- -------------- -------------- ----------- ------------------
178,453,861    184,741,781     64,642,037     69,717,278     206,409            103,980
 12,501,286     26,521,640      6,070,882      7,840,573     615,192            250,318
(59,990,650)   (32,797,664)   (14,924,806)   (12,913,580)   (577,869)          (147,889)
     (9,968)       (11,896)        (2,163)        (2,234)         --                 --
-------------- -------------- -------------- -------------- ----------- ------------------
130,954,529    178,453,861     55,785,950     64,642,037     243,732            206,409
============== ============== ============== ============== =========== ==================

133

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                  MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND
                                  MIST LEGG MASON VALUE EQUITY                      MARKETS                     DEBENTURE
                                                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                  ------------------------------- ---------------------------- -----------------------------
                                        2010              2009           2010          2009           2010           2009
                                  ------------- ----------------- -------------- ------------- -------------- --------------
Units beginning of year            7,082,207         9,703,866     43,268,117    46,805,268     45,437,764     50,357,034
Units issued and transferred
  from other funding options         770,787         1,280,252      2,467,567     3,395,470      5,964,875      9,882,514
Units redeemed and transferred to
  other funding options           (1,775,432)       (3,901,911)   (12,667,366)   (6,928,614)   (10,921,819)   (14,801,618)
Annuity units                             --                --         (6,209)       (4,007)          (161)          (166)
                                  ------------- ----------------- -------------- ------------- -------------- --------------
Units end of year                  6,077,562         7,082,207     33,062,109    43,268,117     40,480,659     45,437,764
                                  ============= ================= ============== ============= ============== ==============

                                                               MIST MET/
                                  MIST MET/FRANKLIN MUTUAL     TEMPLETON       MIST METLIFE BALANCED
                                                    SHARES        GROWTH                    STRATEGY
                                                SUBACCOUNT    SUBACCOUNT                  SUBACCOUNT
                                  --------------------------- ------------- ---------------------------
                                        2010          2009       2010 (b)         2010       2009 (c)
                                  ------------- ------------- ------------- ------------- -------------
Units beginning of year              658,147       386,422            --    23,223,388            --
Units issued and transferred
  from other funding options         292,413       311,768    36,048,865       821,968    25,069,293
Units redeemed and transferred to
  other funding options             (101,030)      (40,043)   (4,466,848)   (2,987,531)   (1,845,905)
Annuity units                             --            --            --            --            --
                                  ------------- ------------- ------------- ------------- -------------
Units end of year                    849,530       658,147    31,582,017    21,057,825    23,223,388
                                  ============= ============= ============= ============= =============

                                           MIST MFS RESEARCH         MIST MORGAN STANLEY      MIST OPPENHEIMER CAPITAL
                                               INTERNATIONAL              MID CAP GROWTH                  APPRECIATION
                                                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- --------------------------- -----------------------------
                                         2010           2009          2010          2009           2010           2009
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units beginning of year            57,249,025     65,026,844    15,136,307    16,241,619    431,970,938    458,261,491
Units issued and transferred
  from other funding options        4,870,205      8,589,839       779,332     2,494,850     18,814,014     32,964,076
Units redeemed and transferred to
  other funding options           (14,081,990)   (16,366,998)   (4,157,439)   (3,600,162)   (80,346,104)   (59,221,074)
Annuity units                            (641)          (660)           --            --        (23,144)       (33,555)
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units end of year                  48,036,599     57,249,025    11,758,200    15,136,307    370,415,704    431,970,938
                                  ============== ============== ============= ============= ============== ==============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

                                                                 MIST MET/
MIST LORD ABBETT GROWTH AND      MIST LORD ABBETT MID CAP      EATON VANCE
                     INCOME                         VALUE    FLOATING RATE
                 SUBACCOUNT                    SUBACCOUNT       SUBACCOUNT
------------------------------ ----------------------------- ----------------
       2010            2009           2010           2009          2010 (b)
-------------- --------------- -------------- -------------- ----------------
178,302,083     200,939,476     70,579,098     80,119,831               --
  8,438,483      14,323,735      5,046,852      5,274,862          746,338
(33,471,769)    (36,959,914)   (16,031,539)   (14,804,572)         (34,864)
     (1,179)         (1,214)       (10,665)       (11,023)              --
-------------- --------------- -------------- -------------- ----------------
153,267,618     178,302,083     59,583,746     70,579,098          711,474
============== =============== ============== ============== ================

     MIST METLIFE GROWTH       MIST METLIFE MODERATE     MIST MFS EMERGING MARKETS
                STRATEGY                    STRATEGY                        EQUITY
              SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
--------------------------- --------------------------- -----------------------------
      2010       2009 (c)         2010       2009 (c)          2010           2009
------------- ------------- ------------- ------------- -------------- --------------
22,113,186            --    13,266,871            --     45,575,766     49,186,008
   314,170    23,643,324     1,872,377    14,801,322      6,110,741      9,064,974
(3,792,145)   (1,530,138)   (1,535,939)   (1,534,451)   (11,628,808)   (12,673,038)
        --            --            --            --         (2,108)        (2,178)
------------- ------------- ------------- ------------- -------------- --------------
18,635,211    22,113,186    13,603,309    13,266,871     40,055,591     45,575,766
============= ============= ============= ============= ============== ==============

      MIST PIMCO INFLATION
            PROTECTED BOND       MIST PIMCO TOTAL RETURN           MIST PIONEER FUND
                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
----------------------------- ----------------------------- ---------------------------
       2010           2009           2010           2009          2010          2009
-------------- -------------- -------------- -------------- ------------- -------------
 85,594,721     84,875,080    309,041,939     20,657,165    35,071,315    16,387,552
 20,671,578     25,623,177     53,577,555    353,064,362     1,983,515    24,415,857
(21,404,023)   (24,849,412)   (77,525,185)   (64,636,470)   (6,306,313)   (5,728,286)
    (52,394)       (54,124)       (59,341)       (43,118)       (3,740)       (3,808)
-------------- -------------- -------------- -------------- ------------- -------------
 84,809,882     85,594,721    285,034,968    309,041,939    30,744,777    35,071,315
============== ============== ============== ============== ============= =============

135

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                     MIST RCM    MIST SSGA GROWTH AND INCOME
                                  MIST PIONEER STRATEGIC INCOME    TECHNOLOGY                            ETF
                                                     SUBACCOUNT    SUBACCOUNT                     SUBACCOUNT
                                  -------------------------------- ------------- ------------------------------
                                         2010              2009       2010 (b)          2010            2009
                                  -------------- ----------------- ------------- -------------- ---------------
Units beginning of year           167,562,465       132,562,461            --    118,121,815     130,577,256
Units issued and transferred
  from other funding options       34,080,328        77,355,592     2,350,355      6,399,672       8,168,476
Units redeemed and transferred to
  other funding options           (38,048,473)      (42,352,952)     (350,932)   (14,335,943)    (20,623,917)
Annuity units                          (1,855)           (2,636)           --             --              --
                                  -------------- ----------------- ------------- -------------- ---------------
Units end of year                 163,592,465       167,562,465     1,999,423    110,185,544     118,121,815
                                  ============== ================= ============= ============== ===============

                                                                                           MORGAN STANLEY CAPITAL
                               MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK             OPPORTUNITIES
                                               SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
                               ----------------------------- ----------------------------- -------------------------
                                    2010             2009           2010           2009        2010          2009
                               ------------ ---------------- -------------- -------------- ----------- -------------
Units beginning of year        2,403,026        2,586,292    212,159,391        938,859     921,618       938,169
Units issued and transferred
  from other funding options     115,906          543,637      6,094,947    238,433,146     129,304       105,653
Units redeemed and transferred
  to other funding options      (751,373)        (726,903)   (39,494,792)   (27,211,052)   (173,029)     (122,204)
Annuity units                         --               --         (2,193)        (1,562)         --            --
                               ------------ ---------------- -------------- -------------- ----------- -------------
Units end of year              1,767,559        2,403,026    178,757,353    212,159,391     877,893       921,618
                               ============ ================ ============== ============== =========== =============

                                                                                                       MSF BLACKROCK LEGACY
                                   MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK LARGE CAP VALUE              LARGE CAP GROWTH
                                                  SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- -------------------------------- -----------------------------
                                         2010           2009          2010               2009           2010           2009
                                  -------------- -------------- ------------- ------------------ -------------- --------------
Units beginning of year           141,009,077     68,632,597    18,388,146         18,738,894    278,436,667          8,268
Units issued and transferred
  from other funding options        5,527,923     88,629,282     1,312,882          2,596,788      6,729,530    306,515,504
Units redeemed and transferred to
  other funding options           (28,448,837)   (16,199,549)   (3,953,336)        (2,947,536)   (52,216,177)   (28,084,538)
Annuity units                         (27,035)       (53,253)           --                 --         (6,436)        (2,567)
                                  -------------- -------------- ------------- ------------------ -------------- --------------
Units end of year                 118,061,128    141,009,077    15,747,692         18,388,146    232,943,584    278,436,667
                                  ============== ============== ============= ================== ============== ==============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

                              MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
      MIST SSGA GROWTH ETF                        GROWTH                          VALUE
                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
----------------------------- ----------------------------- ------------------------------
       2010           2009          2010            2009           2010            2009
-------------- -------------- ------------- --------------- -------------- ---------------
151,971,206    161,274,026     2,174,650       1,198,311    135,415,681     150,325,118
  9,226,882     13,981,723       963,948       1,483,807      8,241,820      13,644,051
(18,590,997)   (23,284,543)     (500,657)       (507,468)   (25,563,341)    (28,544,910)
         --             --            --              --         (8,231)         (8,578)
-------------- -------------- ------------- --------------- -------------- ---------------
142,607,091    151,971,206     2,637,941       2,174,650    118,085,929     135,415,681
============== ============== ============= =============== ============== ===============

MSF BARCLAYS CAPITAL AGGREGATE      MSF BLACKROCK AGGRESSIVE
                    BOND INDEX                        GROWTH     MSF BLACKROCK BOND INCOME
                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
--------------------------------- ----------------------------- -----------------------------
       2010               2009           2010           2009           2010           2009
-------------- ------------------ -------------- -------------- -------------- --------------
 62,894,452         71,329,220    136,340,583    154,809,818    254,242,025    265,533,848
  3,441,205          4,522,116      7,706,233     11,597,873     24,492,753     47,664,934
(14,657,872)       (12,923,441)   (27,275,998)   (30,066,258)   (52,976,106)   (58,942,583)
    (30,073)           (33,443)          (801)          (850)       (21,692)       (14,174)
-------------- ------------------ -------------- -------------- -------------- --------------
 51,647,712         62,894,452    116,770,017    136,340,583    225,736,980    254,242,025
============== ================== ============== ============== ============== ==============

  MSF BLACKROCK MONEY MARKET      MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                  SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
------------------------------- ---------------------------- -----------------------------
        2010            2009          2010           2009           2010           2009
--------------- --------------- ------------- -------------- -------------- --------------
 292,409,144     380,710,006    46,272,413     50,458,028     90,780,311    105,348,325
 419,479,748     256,827,253     2,849,938      5,822,709      2,165,185      3,306,746
(321,256,779)   (345,112,951)   (9,830,757)   (10,007,164)   (15,928,704)   (17,874,636)
     (11,745)        (15,164)       (1,094)        (1,160)           (78)          (124)
--------------- --------------- ------------- -------------- -------------- --------------
 390,620,368     292,409,144    39,290,500     46,272,413     77,016,714     90,780,311
=============== =============== ============= ============== ============== ==============

137

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                                           MSF MET/
                                                                 MSF LOOMIS SAYLES          ARTISAN
                                         MSF JENNISON GROWTH        SMALL CAP CORE    MID CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
                                  ----------------------------- --------------------- ----------------
                                         2010           2009       2010    2009 (c)         2010 (b)
                                  -------------- -------------- ---------- ---------- ----------------
Units beginning of year            92,196,381    110,066,602    123,912         --               --
Units issued and transferred
  from other funding options        1,803,749      3,934,898    108,633    129,080        1,304,952
Units redeemed and transferred to
  other funding options           (17,286,413)   (21,805,119)   (40,331)    (5,168)        (275,697)
Annuity units                              --             --         --         --               --
                                  -------------- -------------- ---------- ---------- ----------------
Units end of year                  76,713,717     92,196,381    192,214    123,912        1,029,255
                                  ============== ============== ========== ========== ================

                                  MSF METLIFE CONSERVATIVE TO    MSF METLIFE MID CAP STOCK          MSF METLIFE MODERATE
                                          MODERATE ALLOCATION                        INDEX                    ALLOCATION
                                                   SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                  ------------------------------ ---------------------------- -----------------------------
                                         2010            2009          2010           2009           2010           2009
                                  -------------- --------------- ------------- -------------- -------------- --------------
Units beginning of year            86,062,934      89,863,744     6,859,089      6,459,837    422,006,805    448,656,252
Units issued and transferred
  from other funding options       13,790,616      18,050,743     1,915,010      1,952,677     44,353,655     51,387,983
Units redeemed and transferred to
  other funding options           (18,606,851)    (21,851,231)   (1,824,412)    (1,553,425)   (73,242,157)   (78,037,430)
Annuity units                            (304)           (322)           --             --             --             --
                                  -------------- --------------- ------------- -------------- -------------- --------------
Units end of year                  81,246,395      86,062,934     6,949,687      6,859,089    393,118,303    422,006,805
                                  ============== =============== ============= ============== ============== ==============

                                                                  MSF MORGAN STANLEY EAFE        MSF NEUBERGER BERMAN
                                               MSF MFS VALUE                        INDEX               MID CAP VALUE
                                                  SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- ---------------------------- ---------------------------
                                         2010           2009           2010          2009          2010          2009
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units beginning of year            58,644,242     62,480,214     48,947,939    52,994,262    13,067,556    15,069,022
Units issued and transferred
  from other funding options        8,621,095     10,053,613      2,927,357     4,469,929       335,670       663,981
Units redeemed and transferred to
  other funding options           (12,098,650)   (13,880,648)   (12,611,255)   (8,501,720)   (2,143,286)   (2,665,447)
Annuity units                          (9,111)        (8,937)       (13,112)      (14,532)           --            --
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units end of year                  55,157,576     58,644,242     39,250,929    48,947,939    11,259,940    13,067,556
                                  ============== ============== ============== ============= ============= =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

        MSF MET/DIMENSIONAL        MSF METLIFE AGGRESSIVE      MSF METLIFE CONSERVATIVE
INTERNATIONAL SMALL COMPANY                    ALLOCATION                    ALLOCATION
                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
------------------------------ ----------------------------- -----------------------------
   2010             2009 (c)          2010           2009           2010           2009
---------- ------------------- -------------- -------------- -------------- --------------
 53,278                  --     66,763,928     65,363,759     30,329,127     26,245,707
 38,421              54,367      7,784,229     11,760,998     12,932,554     14,733,303
(27,956)             (1,089)   (18,217,460)   (10,360,829)   (10,410,720)   (10,649,883)
     --                  --         (1,274)            --             --             --
---------- ------------------- -------------- -------------- -------------- --------------
 63,743              53,278     56,329,423     66,763,928     32,850,961     30,329,127
========== =================== ============== ============== ============== ==============

   MSF METLIFE MODERATE TO
     AGGRESSIVE ALLOCATION         MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------- -----------------------------
       2010           2009            2010            2009           2010           2009
-------------- -------------- --------------- --------------- -------------- --------------
385,002,457    401,062,441     956,309,555     491,992,717    424,517,109    485,162,845
 27,755,862     38,986,571      40,443,876     696,524,264     17,845,189     27,802,263
(68,991,880)   (55,046,555)   (243,686,326)   (232,068,819)   (77,068,338)   (88,416,078)
         --             --         (89,363)       (138,607)       (30,688)       (31,921)
-------------- -------------- --------------- --------------- -------------- --------------
343,766,439    385,002,457     752,977,742     956,309,555    365,263,272    424,517,109
============== ============== =============== =============== ============== ==============

    MSF OPPENHEIMER GLOBAL                                 MSF T. ROWE PRICE LARGE CAP
                    EQUITY       MSF RUSSELL 2000 INDEX                         GROWTH
                SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------- ------------------------------
       2010           2009           2010          2009           2010            2009
-------------- -------------- -------------- ------------- -------------- ---------------
410,567,773    448,654,570     52,166,793    54,971,926     53,594,235      59,778,256
 24,058,567     31,827,929      4,873,800     5,677,967      5,286,363       7,699,624
(79,306,652)   (69,887,580)   (15,543,058)   (8,473,272)   (13,126,108)    (13,883,453)
    (25,988)       (27,146)        (8,394)       (9,828)          (750)           (192)
-------------- -------------- -------------- ------------- -------------- ---------------
355,293,700    410,567,773     41,489,141    52,166,793     45,753,740      53,594,235
============== ============== ============== ============= ============== ===============

139

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                  MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
                                                       GROWTH    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
                                                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                  ------------------------------ ------------------------------- ------------------------------
                                         2010            2009          2010              2009           2010            2009
                                  -------------- --------------- ------------- ----------------- -------------- ---------------
Units beginning of year            84,858,983      91,237,701     3,762,287         4,192,426    140,576,689     165,146,188
Units issued and transferred
  from other funding options       13,139,178      10,593,137       926,122           707,203     22,522,652      22,474,954
Units redeemed and transferred to
  other funding options           (21,084,832)    (16,970,977)   (1,194,019)       (1,136,444)   (37,759,764)    (47,040,203)
Annuity units                            (391)           (878)         (182)             (898)        (4,010)         (4,250)
                                  -------------- --------------- ------------- ----------------- -------------- ---------------
Units end of year                  76,912,938      84,858,983     3,494,208         3,762,287    125,335,567     140,576,689
                                  ============== =============== ============= ================= ============== ===============

                                                                                           PIONEER VCT IBBOTSON GROWTH
                                  PIONEER VCT EQUITY INCOME            PIONEER VCT FUND                     ALLOCATION
                                                 SUBACCOUNT                  SUBACCOUNT                     SUBACCOUNT
                                  ---------------------------- --------------------------- ------------------------------
                                        2010           2009          2010          2009           2010            2009
                                  ------------- -------------- ------------- ------------- -------------- ---------------
Units beginning of year           16,094,477     18,907,498    24,462,769    29,416,956    235,330,904     241,041,098
Units issued and transferred
  from other funding options       1,325,538      2,054,030       940,476     3,159,501      6,888,680      14,508,026
Units redeemed and transferred to
  other funding options           (2,707,435)    (4,867,051)   (3,788,257)   (8,113,688)   (20,619,835)    (20,218,220)
Annuity units                             --             --            --            --             --              --
                                  ------------- -------------- ------------- ------------- -------------- ---------------
Units end of year                 14,712,580     16,094,477    21,614,988    24,462,769    221,599,749     235,330,904
                                  ============= ============== ============= ============= ============== ===============

                                                                                                  WELLS FARGO VT
                                        UIF CAPITAL GROWTH        UIF U.S. REAL ESTATE           SMALL CAP VALUE
                                                SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2010          2009          2010          2009         2010         2009
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year            9,106,525    10,817,955    20,079,803    21,716,459    2,853,960    2,939,820
Units issued and transferred
  from other funding options         217,061       836,261     1,451,787     4,599,928      158,613      340,726
Units redeemed and transferred to
  other funding options           (1,470,769)   (2,547,691)   (5,192,810)   (6,236,584)    (620,900)    (426,586)
Annuity units                             --            --            --            --           --           --
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                  7,852,817     9,106,525    16,338,780    20,079,803    2,391,673    2,853,960
                                  ============= ============= ============= ============= ============ ============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

         PIONEER VCT BOND    PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS
               SUBACCOUNT                  SUBACCOUNT                      SUBACCOUNT
---------------------------- --------------------------- -------------------------------
       2010          2009          2010          2009          2010              2009
-------------- ------------- ------------- ------------- ------------- -----------------
 22,861,075    22,163,097    14,948,808    14,609,008     9,315,020         8,306,485
 10,355,110     9,950,015       675,912     4,014,544       928,345         3,198,231
(11,210,850)   (9,252,037)   (2,171,900)   (3,674,744)   (1,867,319)       (2,189,696)
         --            --            --            --            --                --
-------------- ------------- ------------- ------------- ------------- -----------------
 22,005,335    22,861,075    13,452,820    14,948,808     8,376,046         9,315,020
============== ============= ============= ============= ============= =================

      PIONEER VCT IBBOTSON
       MODERATE ALLOCATION    PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT
----------------------------- ---------------------------- ---------------------------------
       2010           2009          2010           2009          2010                2009
-------------- -------------- ------------- -------------- ------------- -------------------
127,523,679    131,739,676    31,686,148     36,082,317     8,382,574           8,720,284
  9,924,582     15,064,233     1,405,107      3,318,562     1,199,039           1,914,667
(18,434,085)   (19,280,230)   (5,984,329)    (7,714,731)   (1,500,614)         (2,252,377)
         --             --            --             --            --                  --
-------------- -------------- ------------- -------------- ------------- -------------------
119,014,176    127,523,679    27,106,926     31,686,148     8,080,999           8,382,574
============== ============== ============= ============== ============= ===================

141

This page is intentionally left blank.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedules listed in the Index to the Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 23, 2011

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2010       2009
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $44,132 and $42,435,
     respectively)............................................  $ 44,924   $ 41,275
  Equity securities available-for-sale, at estimated fair
     value (cost: $427 and $494, respectively)................       405        459
  Other securities, at estimated fair value...................     2,247        938
  Mortgage loans (net of valuation allowances of $87 and $77, respectively; includes $6,840 and $0, respectively, at
     estimated fair value relating to variable interest
     entities)................................................    12,730      4,748
  Policy loans................................................     1,190      1,189
  Real estate and real estate joint ventures..................       501        445
  Other limited partnership interests.........................     1,538      1,236
  Short-term investments, principally at estimated fair
     value....................................................     1,235      1,775
  Other invested assets, principally at estimated fair value..     1,716      1,498
                                                                --------   --------
     Total investments........................................    66,486     53,563
Cash and cash equivalents, principally at estimated fair
  value.......................................................     1,928      2,574
Accrued investment income (includes $31 and $0, respectively,
  relating to variable interest entities).....................       559        516
Premiums, reinsurance and other receivables...................    17,008     13,444
Deferred policy acquisition costs and value of business
  acquired....................................................     5,099      5,244
Current income tax recoverable................................        38         --
Deferred income tax assets....................................       356      1,147
Goodwill......................................................       953        953
Other assets..................................................       839        799
Separate account assets.......................................    61,619     49,449
                                                                --------   --------
     Total assets.............................................  $154,885   $127,689
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 23,198   $ 21,621
Policyholder account balances.................................    39,291     37,442
Other policy-related balances.................................     2,652      2,297
Payables for collateral under securities loaned and other
  transactions................................................     8,103      7,169
Long-term debt (includes $6,773 and $0, respectively, at
  estimated fair value relating to variable interest
  entities)...................................................     7,568        950
Current income tax payable....................................        --         23
Other liabilities (includes $31 and $0, respectively, relating
  to variable interest entities)..............................     4,503      2,177
Separate account liabilities..................................    61,619     49,449
                                                                --------   --------
     Total liabilities........................................   146,934    121,128
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       934        541
Accumulated other comprehensive income (loss).................       212       (785)
                                                                --------   --------
     Total stockholders' equity...............................     7,951      6,561
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $154,885   $127,689
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                            2010      2009     2008
                                                           ------   -------   ------
REVENUES
Premiums.................................................  $1,067   $ 1,312   $  634
Universal life and investment-type product policy fees...   1,639     1,380    1,378
Net investment income....................................   3,157     2,335    2,494
Other revenues...........................................     503       598      230
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................    (103)     (552)    (401)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)..............................................      53       165       --
  Other net investment gains (losses)....................     200      (448)     (44)
                                                           ------   -------   ------
     Total net investment gains (losses).................     150      (835)    (445)
  Net derivative gains (losses)..........................      58    (1,031)     994
                                                           ------   -------   ------
       Total revenues....................................   6,574     3,759    5,285
                                                           ------   -------   ------
EXPENSES
Policyholder benefits and claims.........................   1,905     2,065    1,446
Interest credited to policyholder account balances.......   1,271     1,301    1,130
Other expenses...........................................   2,321     1,207    1,933
                                                           ------   -------   ------
       Total expenses....................................   5,497     4,573    4,509
                                                           ------   -------   ------
Income (loss) before provision for income tax............   1,077      (814)     776
Provision for income tax expense (benefit)...............     320      (368)     203
                                                           ------   -------   ------
Net income (loss)........................................  $  757   $  (446)  $  573
                                                           ======   =======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2007..........    $86     $6,719      $ 892       $  (361)        $ --        $  12     $ 7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                           (2,487)
                                                                                                                -------
  Comprehensive income (loss).........                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                            2,073
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........     86      6,719        541          (593)         (83)        (109)      6,561
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................     --         --        (34)           23           11           --          --
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2010............     86      6,719        507          (570)         (72)        (109)      6,561
Dividend paid to MetLife..............                         (330)                                               (330)
Comprehensive income (loss):
  Net income..........................                          757                                                 757
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (70)                                  (70)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      1,028           21                    1,049
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                  (16)        (16)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                              963
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,720
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2010..........    $86     $6,719      $ 934       $   388         $(51)       $(125)    $ 7,951
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                               2010       2009       2008
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $    757   $   (446)  $    573
Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:
  Depreciation and amortization expenses...................        41         29         29
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (259)      (198)       (18)
  (Gains) losses on investments and derivatives and from
     sales of businesses, net..............................      (300)     1,866       (546)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......      (130)        98         97
  Interest credited to policyholder account balances.......     1,271      1,301      1,130
  Universal life and investment-type product policy fees...    (1,639)    (1,380)    (1,378)
  Change in other securities...............................    (1,199)      (597)      (218)
  Change in accrued investment income......................        31        (29)       150
  Change in premiums, reinsurance and other receivables....    (3,284)    (2,307)    (2,561)
  Change in deferred policy acquisition costs, net.........      (138)      (559)       330
  Change in income tax recoverable (payable)...............       208       (303)       262
  Change in other assets...................................     1,041        449        598
  Change in insurance-related liabilities and policy-
     related balances......................................     1,952      1,648        997
  Change in other liabilities..............................     2,072       (166)     1,176
  Other, net...............................................        94         32         38
                                                             --------   --------   --------
Net cash provided by (used in) operating activities........       518       (562)       659
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    17,748     13,076     20,183
     Equity securities.....................................       131        141        126
     Mortgage loans........................................       964        444        522
     Real estate and real estate joint ventures............        18          4         15
     Other limited partnership interests...................       123        142        203
  Purchases of:
     Fixed maturity securities.............................   (19,342)   (16,192)   (14,027)
     Equity securities.....................................       (39)       (74)       (65)
     Mortgage loans........................................    (1,468)      (783)      (621)
     Real estate and real estate joint ventures............      (117)       (31)      (102)
     Other limited partnership interests...................      (363)      (203)      (458)
  Cash received in connection with freestanding
     derivatives...........................................        97        239        142
  Cash paid in connection with freestanding derivatives....      (155)      (449)      (228)
  Net change in policy loans...............................        (1)         3       (279)
  Net change in short-term investments.....................       554      1,445     (1,887)
  Net change in other invested assets......................      (194)        16        531
  Other, net...............................................        --         (2)        --
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,044)    (2,224)     4,055
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................    24,910     20,783      7,146
     Withdrawals...........................................   (23,700)   (20,067)    (5,307)
  Net change in payables for collateral under securities
     loaned and other transactions.........................       934       (702)    (2,600)
  Net change in short-term debt............................        --       (300)       300
  Long-term debt issued -- affiliated......................        --         --        750
  Long-term debt repaid -- affiliated......................      (878)        --       (435)
  Debt issuance costs......................................        --         --         (8)
  Financing element on certain derivative instruments......       (44)       (53)       (46)
  Dividends on common stock................................      (330)        --       (500)
                                                             --------   --------   --------
Net cash provided by (used in) financing activities........       892       (339)      (700)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  and cash equivalents balances............................       (12)        43       (132)
                                                             --------   --------   --------
Change in cash and cash equivalents........................      (646)    (3,082)     3,882
Cash and cash equivalents, beginning of year...............     2,574      5,656      1,774
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  1,928   $  2,574   $  5,656
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
     Interest..............................................  $    479   $     73   $     64
                                                             ========   ========   ========
     Income tax............................................  $    122   $    (63)  $    (48)
                                                             ========   ========   ========
  Non-cash transactions during the year:
     Real estate and real estate joint ventures acquired in
       satisfaction of debt................................  $     28   $     --   $     --
                                                             ========   ========   ========
     Long-term debt issued in exchange for certain other
       invested assets.....................................  $     45   $     --   $     --
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($1,031) million and $994 million to net derivative gains (losses) in the consolidated statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $239 million and $142 million to cash received in connection with freestanding derivatives and ($449) million and ($228) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the consolidated statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     In addition, the Company elected the fair value option ("FVO") for certain of its financial instruments to better match measurement of assets and liabilities in the consolidated statements of operations.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income
     (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for United States ("U.S.") and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

          Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the FVO has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances through interest credited to policyholder account balances. Changes in estimated fair value of other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial, and (2) agricultural.

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

               Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") that were consolidated by the Company on January 1, 2010 upon the adoption of new guidance. The Company elected FVO for these commercial mortgage loans, and thus they are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships, leveraged leases and investments in insurance enterprise joint ventures. Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

     For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at December 31, 2010 and $2 million at December 31, 2009.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $131 million and $102 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $67 million and $42 million at December 31, 2010 and 2009, respectively. Related amortization expense was $25 million, $16 million and $15 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During the 2010 impairment tests of goodwill, the Company concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2010.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefits ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins for non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guaranteed minimum benefits may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk and variations in actuarial assumptions regarding

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (see Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements. Certain additional disclosures will be required for reporting periods ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective July 1, 2010, the Company adopted new guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6,769 million of commercial mortgage loans and $6,717 million of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

     Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's nonperformance risk in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's nonperformance risk adjustment in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In December 2010, the Financial Accounting Standards Board ("FASB") issued new guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure (Accounting Standards Update ("ASU") 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations). Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The guidance is effective for fiscal years beginning on or after December 15, 2010. The Company will apply the guidance prospectively on its accounting for future acquisitions and does not expect the adoption of this guidance to have a material impact on the Company's consolidated financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2010
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $14,860    $  816     $  302     $--    $15,374     34.2%
Foreign corporate securities.........     8,095       502        127      --      8,470     18.8
U.S. Treasury and agency securities..     7,665       143        132      --      7,676     17.1
RMBS.................................     6,803       203        218      79      6,709     14.9
CMBS.................................     2,203       113         39      --      2,277      5.1
ABS..................................     1,927        44         95       7      1,869      4.2
State and political subdivision
  securities.........................     1,755        22        131      --      1,646      3.7
Foreign government securities........       824        81          2      --        903      2.0
                                        -------    ------     ------     ---    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $44,132    $1,924     $1,046     $86    $44,924    100.0%
                                        =======    ======     ======     ===    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   306    $    9     $   47     $--    $   268     66.2%
Common stock.........................       121        17          1      --        137     33.8
                                        -------    ------     ------     ---    -------    -----
  Total equity securities (3)........   $   427    $   26     $   48     $--    $   405    100.0%
                                        =======    ======     ======     ===    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====



--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2010        2009
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
  CONSOLIDATED BALANCE                                                         FAIR        FAIR
         SHEETS               SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $202        $237
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 35        $ 43
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $450        $580
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 10        $ 17


--------

   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $645 million and $513 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. and foreign corporate securities sectors within fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities were $100 million and $82 million at estimated fair value at December 31, 2010 and 2009, respectively.

     The Company held foreign currency derivatives with notional amounts of $807 million and $855 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2010 and 2009, respectively.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities:
  Estimated fair value..........................................  $4,027   $3,866
  Net unrealized gain (loss)....................................  $ (125)  $ (467)
Non-income producing fixed maturity securities:
  Estimated fair value..........................................  $   36   $   67
  Net unrealized gain (loss)....................................  $    2   $    2


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $7.7 billion and $6.3 billion at December 31, 2010 and 2009, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities (1)..   $ 8,470     35.5%   $ 7,338     32.3%
U.S. corporate fixed maturity securities -- by
  industry:
  Consumer.........................................     3,893     16.3      3,507     15.4
  Utility..........................................     3,379     14.2      3,328     14.6
  Industrial.......................................     3,282     13.7      3,047     13.4
  Finance..........................................     2,569     10.8      3,145     13.8
  Communications...................................     1,444      6.1      1,669      7.4
  Other............................................       807      3.4        702      3.1
                                                      -------    -----    -------    -----
     Total.........................................   $23,844    100.0%   $22,736    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2010                      2009
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  252        0.4%        $  204        0.4%
  Holdings in ten issuers with the largest
     exposures...............................    $1,683        2.5%        $1,695        3.2%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Pass-through securities..........................    $3,466     51.7%    $2,206     37.7%
  Collateralized mortgage obligations..............     3,243     48.3      3,646     62.3
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $5,080     75.7%    $4,095     70.0%
  Prime............................................     1,023     15.3      1,118     19.1
  Alternative residential mortgage loans...........       606      9.0        639     10.9
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $5,254     78.3%    $4,347     74.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $5,618     83.7%    $4,835     82.6%
                                                       ======    =====     ======    =====



     Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities. Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most creditworthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $  9       1.5%     $ 15       2.3%
2005...............................................      302      49.8       336      52.6
2006...............................................       88      14.6        83      13.0
2007...............................................      207      34.1       205      32.1
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $606     100.0%     $639     100.0%
                                                        ====     =====      ====     =====




                                                                DECEMBER 31,
                                                     ---------------------------------
                                                           2010              2009
                                                     ---------------   ---------------
                                                               % OF              % OF
                                                     AMOUNT    TOTAL   AMOUNT    TOTAL
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Net unrealized gain (loss).........................   $(141)            $(235)
Rated Aa/AA or better..............................              1.5%              2.3%
Rated NAIC 1.......................................             14.9%             16.6%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral.............             96.1%             95.6%
  Hybrid adjustable rate mortgage loans
     collateral....................................              3.9               4.4
                                                               -----             -----
     Total Alt-A RMBS..............................            100.0%            100.0%
                                                               =====             =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.3 billion and $2.6 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities at December 31, 2010 or 2009. The Company held commercial real estate collateralized debt obligations securities of $85 million and $70 million at estimated fair value at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $  947     41.6%    $1,202     45.9%
2004...............................................       442     19.4        512     19.6
2005...............................................       431     18.9        472     18.0
2006...............................................       442     19.4        407     15.6
2007...............................................        15      0.7         24      0.9
2008 to 2010.......................................        --       --         --       --
                                                       ------    -----     ------    -----
  Total............................................    $2,277    100.0%    $2,617    100.0%
                                                       ======    =====     ======    =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                  (IN MILLIONS)
Net unrealized gain (loss)............................    $74             $(191)
Rated Aaa/AAA.........................................             88%              83%
Rated NAIC 1..........................................             95%              93%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $1.9 billion and $2.0 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  753     40.3%    $  920     46.3%
  RMBS backed by sub-prime mortgage loans..........       247     13.2        247     12.4
  Student loans....................................       174      9.3        158      7.9
  Automobile loans.................................        98      5.3        205     10.3
  Other loans......................................       597     31.9        459     23.1
                                                       ------    -----     ------    -----
     Total.........................................    $1,869    100.0%    $1,989    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $1,251     66.9%    $1,292     65.0%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $1,699     90.9%    $1,767     88.8%
                                                       ======    =====     ======    =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2010 and 2009.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,874     $ 1,889     $ 1,023     $ 1,029
Due after one year through five years..........     9,340       9,672       9,048       9,202
Due after five years through ten years.........     7,829       8,333       7,882       7,980
Due after ten years............................    14,156      14,175      13,339      12,606
                                                  -------     -------     -------     -------
  Subtotal.....................................    33,199      34,069      31,292      30,817
RMBS, CMBS and ABS.............................    10,933      10,855      11,143      10,458
                                                  -------     -------     -------     -------
     Total fixed maturity securities...........   $44,132     $44,924     $42,435     $41,275
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                            2010     2009      2008
                                                           -----   -------   -------
                                                                 (IN MILLIONS)
Fixed maturity securities................................  $ 878   $(1,019)  $(4,755)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)..........    (86)     (141)       --
                                                           -----   -------   -------
  Total fixed maturity securities........................    792    (1,160)   (4,755)
Equity securities........................................    (21)      (35)     (199)
Derivatives..............................................   (109)       (4)       12
Short-term investments...................................     (2)      (10)     (100)
Other....................................................     (3)       (3)       (3)
                                                           -----   -------   -------
     Subtotal............................................    657    (1,212)   (5,045)
                                                           -----   -------   -------
Amounts allocated from:
  Insurance liability loss recognition...................    (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      5        12        --
  DAC and VOBA...........................................   (126)      151       916
                                                           -----   -------   -------
     Subtotal............................................   (154)      163       916
Deferred income tax benefit (expense) related to
  noncredit OTTI losses recognized in accumulated other
  comprehensive income (loss)............................     30        46        --
Deferred income tax benefit (expense)....................   (196)      327     1,447
                                                           -----   -------   -------
Net unrealized investment gains (losses).................  $ 337   $  (676)  $(2,682)
                                                           =====   =======   =======



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($86) million at December 31, 2010, includes ($141) million recognized prior to January 1, 2010, ($53) million (($44) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2010, $16 million transferred to retained earnings in connection with the adoption of guidance related to the consolidation of VIEs (see Note 1) for the year ended December 31, 2010, $28 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income
(loss) and $64 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above, of ($141) million at December 31, 2009, includes ($36) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($165) million

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(($148) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2009 (as more fully described in Note 1), $6 million related to securities sold during the year ended December 31, 2009 for which a noncredit OTTI loss was previously recognized in accumulated comprehensive income (loss) and $54 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Balance, beginning of period.............................  $ (676)  $(2,682)  $  (361)
Cumulative effect of change in accounting principles, net
  of income tax..........................................      34       (22)       --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................      39      (105)       --
Unrealized investment gains (losses) during the year.....   1,778     3,974    (4,396)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition............     (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      (7)       10        --
  DAC and VOBA...........................................    (277)     (765)      823
  Deferred income tax benefit (expense) related to
     noncredit OTTI losses recognized in accumulated
     other comprehensive income (loss)...................     (11)       34        --
  Deferred income tax benefit (expense)..................    (510)   (1,120)    1,252
                                                           ------   -------   -------
Balance, end of period...................................  $  337   $  (676)  $(2,682)
                                                           ======   =======   =======
Change in net unrealized investment gains (losses).......  $1,013   $ 2,006   $(2,321)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2010
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $1,956       $ 56        $1,800       $246       $ 3,756      $  302
Foreign corporate securities.......        727         24           816        103         1,543         127
U.S. Treasury and agency
  securities.......................      2,857        113            85         19         2,942         132
RMBS...............................      2,228         59         1,368        238         3,596         297
CMBS...............................         68          1           237         38           305          39
ABS................................        245          5           590         97           835         102
State and political subdivision
  securities.......................        716         36           352         95         1,068         131
Foreign government securities......         49          1             9          1            58           2
                                        ------       ----        ------       ----       -------      ------
  Total fixed maturity securities..     $8,846       $295        $5,257       $837       $14,103      $1,132
                                        ======       ====        ======       ====       =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   26       $  5        $  187       $ 42       $   213      $   47
Common stock.......................          9          1            --         --             9           1
                                        ------       ----        ------       ----       -------      ------
  Total equity securities..........     $   35       $  6        $  187       $ 42       $   222      $   48
                                        ======       ====        ======       ====       =======      ======
Total number of securities in an
  unrealized loss position.........        759                      637
                                        ======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2010
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------   ------------------   --------------------
                                        LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                           20%         MORE       20%       MORE       20%         MORE
                                        ---------     ------   ---------   ------   ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................   $ 8,882      $  439      $268      $109       686           43
Six months or greater but less than
  nine months.........................       152          40         6        13        30           10
Nine months or greater but less than
  twelve months.......................        48          25         2        11        11            3
Twelve months or greater..............     4,768         881       450       273       475          101
                                         -------      ------      ----      ----
  Total...............................   $13,850      $1,385      $726      $406
                                         =======      ======      ====      ====
Percentage of amortized cost..........                               5%       29%
                                                                  ====      ====
EQUITY SECURITIES:
Less than six months..................   $    31      $   30      $  4      $  7         8           12
Six months or greater but less than
  nine months.........................        --           3        --         1        --            1
Nine months or greater but less than
  twelve months.......................         5           7        --         2         1            1
Twelve months or greater..............       150          44        18        16        12            5
                                         -------      ------      ----      ----
  Total...............................   $   186      $   84      $ 22      $ 26
                                         =======      ======      ====      ====
Percentage of cost....................                              12%       31%
                                                                  ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2009
                                      ------------------------------------------------------------------
                                        COST OR AMORTIZED      GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                      --------------------   --------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                         20%         MORE       20%         MORE       20%         MORE
                                      ---------     ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173      $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114          37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74         102       30           29
Twelve months or greater............     8,478       2,346        737         794      867          260
                                       -------      ------     ------      ------
  Total.............................   $18,566      $3,630     $1,098      $1,132
                                       =======      ======     ======      ======
Percentage of amortized cost........                                6%         31%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --      $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --          --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1           8        2            3
Twelve months or greater............       161          78         21          23       17            6
                                       -------      ------     ------      ------
  Total.............................   $   174      $  107     $   22      $   34
                                       =======      ======     ======      ======
Percentage of cost..................                               13%         32%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater decreased from $23 million at December 31, 2009 to $16 million at December 31, 2010. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all $16 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2010 were financial services industry investment grade non-redeemable preferred stock, of which 56% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of $1.2 billion and $2.3 billion at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                      DECEMBER 31,
                                                                     -------------
                                                                      2010    2009
                                                                     -----   -----
SECTOR:
  U.S. corporate securities........................................    26%     28%
  RMBS.............................................................    25      21
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Foreign corporate securities.....................................    11      11
  ABS..............................................................     9       9
  CMBS.............................................................     3      10
  Other............................................................     4       4
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===
INDUSTRY:
  Mortgage-backed..................................................    28%     31%
  Finance..........................................................    19      22
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Asset-backed.....................................................     9       9
  Consumer.........................................................     5       6
  Utility..........................................................     3       4
  Communications...................................................     2       3
  Industrial.......................................................     1       2
  Transportation...................................................     1       1
  Other............................................................    10       5
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities, each with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                   DECEMBER 31,
                                            ---------------------------------------------------------
                                                        2010                          2009
                                            ---------------------------   ---------------------------
                                            FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                              SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                            --------------   ----------   --------------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities......................         15             --             33             --
Total gross unrealized loss...............       $210            $--           $510            $--
Percentage of total gross unrealized
  loss....................................         19%            --%            23%            --%


     Fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $300 million during the year ended December 31, 2010. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities and other available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2010:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       -------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       -----------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   ----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL    RATED OR
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES    BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   --------
                                                                        (IN MILLIONS)
Less than six months...       $ 7          $ 6           86%         $ 2             33%            $ 2          100%        100%
Six months or greater
  but less than twelve
  months...............         3            3          100%           3            100%              3          100%         67%
Twelve months or
  greater..............        16           16          100%          16            100%             16          100%         56%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of
  20% or more..........       $26          $25           96%         $21             84%            $21          100%         62%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those companies in the financial services industry. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized...............................  $(103)    $(552)    $(401)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)..........     53       165        --
                                                             -----     -----     -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings...........................................    (50)     (387)     (401)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals.........................................    123      (115)     (255)
                                                             -----     -----     -----
     Total gains (losses) on fixed maturity securities.....     73      (502)     (656)
                                                             -----     -----     -----
Other net investment gains (losses):
  Equity securities........................................     28      (119)      (60)
  Mortgage loans...........................................    (18)      (32)      (44)
  Real estate and real estate joint ventures...............    (21)      (61)       (1)
  Other limited partnership interests......................    (13)      (72)       (9)
  Other investment portfolio gains (losses)................     10         4        14
                                                             -----     -----     -----
     Subtotal -- investment portfolio gains (losses).......     59      (782)     (756)
                                                             -----     -----     -----
FVO consolidated securitization entities:
  Commercial mortgage loans................................    758        --        --
  Long-term debt -- related to commercial mortgage loans...   (734)       --        --
Other gains (losses).......................................     67       (53)      311
                                                             -----     -----     -----
     Subtotal FVO consolidated securitization entities and
       other gains (losses)................................     91       (53)      311
                                                             -----     -----     -----
       Total net investment gains (losses).................  $ 150     $(835)    $(445)
                                                             =====     =====     =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

     Gains (losses) from foreign currency transactions included within net investment gains (losses) and primarily included in other gains (losses) in the table above were $78 million, ($45) million and $330 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                 YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                                --------------------------    -------------------------    ----------------------------
                                  2010     2009      2008     2010       2009      2008      2010      2009       2008
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
                                 FIXED MATURITY SECURITIES        EQUITY SECURITIES                    TOTAL
                                --------------------------    -------------------------    ----------------------------
                                                               (IN MILLIONS)
Proceeds......................  $12,434   $8,766   $11,450    $109      $ 113      $ 76    $12,543    $8,879    $11,526
                                =======   ======   =======    ====      =====      ====    =======    ======    =======
Gross investment gains........  $   244   $  180   $   126    $ 31      $   6      $ 15    $   275    $  186    $   141
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Gross investment losses.......     (121)    (295)     (381)     (1)       (28)      (25)      (122)     (323)      (406)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............      (47)    (348)     (366)     --         --        --        (47)     (348)      (366)
  Other (1)...................       (3)     (39)      (35)     (2)       (97)      (50)        (5)     (136)       (85)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
     Total OTTI losses
       recognized in
       earnings...............      (50)    (387)     (401)     (2)       (97)      (50)       (52)     (484)      (451)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Net investment gains
  (losses)....................  $    73   $ (502)  $  (656)   $ 28      $(119)     $(60)   $   101    $ (621)   $  (716)
                                =======   ======   =======    ====      =====      ====    =======    ======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Consumer..................................................   $10      $ 53      $ 35
  Finance...................................................     7        84       225
  Communications............................................     4        88        21
  Utility...................................................     2         6        --
  Industrial................................................    --        18        --
  Other industries..........................................    --        --        40
                                                               ---      ----      ----
     Total U.S. and foreign corporate securities............    23       249       321
  RMBS......................................................    17        24        --
  CMBS......................................................     8        69        65
  ABS.......................................................     2        45        15
                                                               ---      ----      ----
     Total..................................................   $50      $387      $401
                                                               ===      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
  Common stock..............................................   $ 2       $ 5       $12
  Non-redeemable preferred stock............................    --        92        38
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===
Industry:
  Financial services industry:
     Perpetual hybrid securities............................   $--       $72       $ 9
     Common and remaining non-redeemable preferred stock....    --         3        34
                                                               ---       ---       ---
       Total financial services industry....................    --        75        43
  Other industries..........................................     2        22         7
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at the respective time period, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2010               2009
                                                              -----               ----
                                                                    (IN MILLIONS)
Balance, at January 1,......................................  $ 213               $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................     --                 92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................     11                 97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     10                 43
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................    (67)               (18)
  Due to securities de-recognized in connection with the
     adoption of new guidance related to the consolidation
     of VIEs................................................   (100)                --
  Due to securities impaired to net present value of
     expected future cash flows.............................     (1)                --
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.......................................     (3)                (1)
                                                              -----               ----
Balance, at December 31,....................................  $  63               $213
                                                              =====               ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities.................................  $2,120   $2,094   $2,455
Equity securities.........................................      16       27       44
Other securities -- FVO general account securities........      --       --        2
Mortgage loans............................................     301      239      255
Policy loans..............................................      67       80       64
Real estate and real estate joint ventures................     (24)    (120)      11
Other limited partnership interests.......................     190       17      (69)
Cash, cash equivalents and short-term investments.........       9       16       67
International joint ventures..............................      (6)      (4)      (4)
Other.....................................................       3       (2)      (3)
                                                            ------   ------   ------
  Subtotal................................................   2,676    2,347    2,822
Less: Investment expenses.................................      97      109      307
                                                            ------   ------   ------
  Subtotal, net...........................................   2,579    2,238    2,515
                                                            ------   ------   ------
Other securities -- FVO contractholder-directed unit-
  linked investments......................................     167       97      (21)
FVO consolidated securitization entities -- Commercial
  mortgage loans..........................................     411       --       --
                                                            ------   ------   ------
  Subtotal................................................     578       97      (21)
                                                            ------   ------   ------
     Net investment income................................  $3,157   $2,335   $2,494
                                                            ======   ======   ======



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     Affiliated investment expenses, included in the table above, were $56 million, $47 million and $32 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Amortized cost................................................  $6,992   $6,173
  Estimated fair value..........................................  $7,054   $6,051
Aging of cash collateral liability:
  Open (1)......................................................  $1,292   $1,325
  Less than thirty days.........................................   3,297    3,342
  Thirty days or greater but less than sixty days...............   1,221    1,323
  Sixty days or greater but less than ninety days...............     326       --
  Ninety days or greater........................................   1,002      234
                                                                  ------   ------
     Total cash collateral liability............................  $7,138   $6,224
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $6,916   $5,686
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $1.3 billion, of which $1.2 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, U.S. corporate, U.S. Treasury and agency and ABS).

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                     2010     2009
                                                                    ------   ------
                                                                     (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1).........................................   $ 55     $ 21
Invested assets pledged as collateral:
  Funding agreements -- FHLB of Boston (2)........................    211      419
  Funding agreements -- Farmer Mac (3)............................    231       --
  Derivative transactions (4).....................................     83       18
                                                                     ----     ----
  Total invested assets on deposit and pledged as collateral......   $580     $458
                                                                     ====     ====



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) The Company has pledged certain agricultural mortgage loans in connection with funding agreements issued to certain special purpose entities ("SPEs") that have issued securities guaranteed by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). The nature of these Farmer Mac arrangements is described in Note 7.

   (4) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program. See "-- Variable Interest Entities" for assets of certain CSEs that can only be used to settle liabilities of such entities.

  OTHER SECURITIES

     The tables below present certain information about the Company's securities for which the FVO has been elected:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                    2010    2009
                                                                   ------   ----
                                                                   (IN MILLIONS)
FVO general account securities...................................  $    7   $  7
FVO contractholder-directed unit-linked investments..............   2,240    931
                                                                   ------   ----
  Total other securities -- at estimated fair value..............  $2,247   $938
                                                                   ======   ====




                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
FVO general account securities:
  Net investment income....................................  $ --       $--      $  2
  Changes in estimated fair value included in net
     investment income.....................................  $ --       $ 1      $ (2)
FVO contractholder-directed unit-linked investments:
  Net investment income....................................  $167       $97      $(21)
  Changes in estimated fair value included in net
     investment income.....................................  $121       $89      $(19)


     See Note 1 for discussion of FVO contractholder-directed unit-linked investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2010               2009
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                  (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans........................   $ 4,635    36.4%   $3,620     76.2%
  Agricultural mortgage loans......................     1,342    10.6     1,204     25.4
  Residential mortgage loans.......................        --      --         1       --
                                                      -------   -----    ------    -----
     Subtotal......................................     5,977    47.0%    4,825    101.6%
  Valuation allowances.............................       (87)   (0.7)      (77)    (1.6)
                                                      -------   -----    ------    -----
     Subtotal mortgage loans, net..................     5,890    46.3     4,748    100.0
  Commercial mortgage loans held by consolidated
     securitization entities -- FVO................     6,840    53.7        --       --
                                                      -------   -----    ------    -----
Total mortgage loans, net..........................   $12,730   100.0%   $4,748    100.0%
                                                      =======   =====    ======    =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above. The carrying value of such loans were $199 million and $200 million at December 31, 2010 and 2009, respectively.

     Concentration of Credit Risk -- The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The Company's commercial and agricultural mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's commercial and agricultural mortgage loans located in California, New York and Texas were 28%, 13% and 6%, respectively, of total mortgage loans (excluding commercial mortgage loans held by CSEs) at December 31, 2010. Additionally, the Company manages risk when originating commercial and agricultural mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                          DECEMBER 31,
                               -----------------------------------------------------------------
                                2010     2009     2010     2009    2010   2009    2010     2009
                               ------   ------   ------   ------   ----   ----   ------   ------
                                  COMMERCIAL       AGRICULTURAL    RESIDENTIAL        TOTAL
                               ---------------   ---------------   -----------   ---------------
                                                         (IN MILLIONS)
Mortgage loans:
  Evaluated individually for
     credit losses...........  $   23   $   23   $   --   $   --   $ --   $ --   $   23   $   23
  Evaluated collectively for
     credit losses...........   4,612    3,597    1,342    1,204     --      1    5,954    4,802
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total mortgage loans....   4,635    3,620    1,342    1,204     --      1    5,977    4,825
                               ------   ------   ------   ------   ----   ----   ------   ------
Valuation allowances:
  Specific credit losses.....      23       23       --       --     --     --       23       23
  Non-specifically identified
     credit losses...........      61       51        3        3     --     --       64       54
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total valuation
       allowances............      84       74        3        3     --     --       87       77
                               ------   ------   ------   ------   ----   ----   ------   ------
Mortgage loans, net of
  valuation allowance........  $4,551   $3,546   $1,339   $1,201   $ --   $  1   $5,890   $4,748
                               ======   ======   ======   ======   ====   ====   ======   ======



     The following tables present the changes in the valuation allowance, by portfolio segment:

                                                             MORTGAGE LOAN VALUATION
                                                                    ALLOWANCES
                                                        ---------------------------------
                                                        COMMERCIAL   AGRICULTURAL   TOTAL
                                                        ----------   ------------   -----
                                                                  (IN MILLIONS)
Balance at January 1, 2008............................     $  7           $ 1        $  8
  Provision (release).................................       74             1          75
  Charge-offs, net of recoveries......................      (37)           --         (37)
                                                           ----           ---        ----
Balance at December 31, 2008..........................       44             2          46
  Provision (release).................................       35             1          36
  Charge-offs, net of recoveries......................       (5)           --          (5)
                                                           ----           ---        ----
Balance at December 31, 2009..........................       74             3          77
  Provision (release).................................       16            --          16
  Charge-offs, net of recoveries......................       (6)           --          (6)
                                                           ----           ---        ----
Balance at December 31, 2010..........................     $ 84           $ 3        $ 87
                                                           ====           ===        ====



     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                             DECEMBER 31, 2010
                           ------------------------------------------------------------------------------------
                                             RECORDED INVESTMENT
                           -------------------------------------------------------
                              DEBT SERVICE COVERAGE RATIOS
                           ---------------------------------                           ESTIMATED
                           > 1.20X   1.00X - 1.20X   < 1.00X    TOTAL   % OF TOTAL     FAIR VALUE    % OF TOTAL
                           -------   -------------   -------   ------   ----------   -------------   ----------
                                          (IN MILLIONS)                              (IN MILLIONS)
Loan-to-value ratios:
Less than 65%............   $2,051        $ 11         $ 34    $2,096       45.2%        $2,196          47.1%
65% to 75%...............      824          99          148     1,071       23.1          1,099          23.6
76% to 80%...............      301          29            7       337        7.3            347           7.4
Greater than 80%.........      828         163          140     1,131       24.4          1,018          21.9
                            ------        ----         ----    ------      -----         ------         -----
  Total..................   $4,004        $302         $329    $4,635      100.0%        $4,660         100.0%
                            ======        ====         ====    ======      =====         ======         =====



     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                                  DECEMBER 31, 2010
                                                          --------------------------------
                                                             AGRICULTURAL MORTGAGE LOANS
                                                          --------------------------------
                                                          RECORDED INVESTMENT   % OF TOTAL
                                                          -------------------   ----------
                                                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...........................................         $1,289             96.0%
65% to 75%..............................................             53              4.0
                                                                 ------            -----
  Total.................................................         $1,342            100.0%
                                                                 ======            =====



     Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with approximately 99% of all mortgage loans classified as performing.

     Past Due. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days past due; and agricultural mortgage loans -- 90 days past due. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, was $0 and $7 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010; and for all mortgage loans was $7 million and $10 million at December 31, 2010 and 2009, respectively.

     Accrual Status. Past Due 90 Days or More and Still Accruing Interest. The Company had no recorded investment in mortgage loans, prior to valuation allowances, that were past due 90 days or more and still accruing interest at December 31, 2010 and $4 million at December 31, 2009.

     Accrual Status. Mortgage Loans in Nonaccrual Status. The recorded investment in mortgage loans, prior to valuation allowances, that were in nonaccrual status was $1 million and $6 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010. The Company had no loans 90 days or more past due that were in nonaccrual status at December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, by portfolio segment, at December 31, 2010 and for all impaired mortgage loans at December 31, 2009, were as follows at:

                                                               IMPAIRED MORTGAGE LOANS
                           ----------------------------------------------------------------------------------------------
                                                                                 LOANS WITHOUT
                                  LOANS WITH A VALUATION ALLOWANCE           A VALUATION ALLOWANCE    ALL IMPAIRED LOANS
                           ----------------------------------------------   ----------------------   --------------------
                             UNPAID                                           UNPAID                   UNPAID
                           PRINCIPAL    RECORDED     VALUATION   CARRYING   PRINCIPAL    RECORDED    PRINCIPAL   CARRYING
                            BALANCE    INVESTMENT   ALLOWANCES     VALUE     BALANCE    INVESTMENT    BALANCE      VALUE
                           ---------   ----------   ----------   --------   ---------   ----------   ---------   --------
                                                                    (IN MILLIONS)
AT DECEMBER 31, 2010:
Commercial mortgage
  loans..................     $23          $23          $23         $--        $--          $--         $23         $--
Agricultural mortgage
  loans..................      --           --           --          --          7            7           7           7
                              ---          ---          ---         ---        ---          ---         ---         ---
  Total..................     $23          $23          $23         $--        $ 7          $ 7         $30         $ 7
                              ===          ===          ===         ===        ===          ===         ===         ===
TOTAL MORTGAGE LOANS AT
  DECEMBER 31, 2009......     $24          $24          $24         $--        $12          $12         $36         $12
                              ===          ===          ===         ===        ===          ===         ===         ===



     Unpaid principal balance is generally prior to any charge-off.

     The average investment in impaired mortgage loans, and the related interest income, by portfolio segment, for the year ended December 31, 2010 and for all mortgage loans for the years ended December 31, 2009 and 2008, respectively, was:

                                                             IMPAIRED MORTGAGE LOANS
                                                 -----------------------------------------------
                                                 AVERAGE INVESTMENT   INTEREST INCOME RECOGNIZED
                                                 ------------------   --------------------------
                                                                      CASH BASIS   ACCRUAL BASIS
                                                                      ----------   -------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Commercial mortgage loans......................          $45              $ 2           $--
Agricultural mortgage loans....................           13               --            --
                                                         ---              ---           ---
  Total........................................          $58              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2009...........          $32              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2008...........          $42              $ 1           $ 1
                                                         ===              ===           ===



  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Traditional.........................................    $105      21.0%    $ 82      18.4%
Real estate joint ventures and funds................     368      73.4      363      81.6
                                                        ----     -----     ----     -----
  Real estate and real estate joint ventures........     473      94.4      445     100.0
                                                        ----     -----     ----     -----
Foreclosed..........................................      28       5.6       --        --
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a much lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

     Commercial and agricultural properties acquired through foreclosure were $28 million for the year ended December 31, 2010. There were no properties acquired through foreclosure for the year ended December 31, 2009. After the Company acquires properties through foreclosure, it evaluates whether the property is appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

     The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $22 million and $18 million at December 31, 2010 and 2009, respectively. Related depreciation expense on traditional wholly-owned real estate was $4 million, $3 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Impairments recognized on real estate and real estate joint ventures were $20 million and $61 million for the years ended December 31, 2010, and 2009, respectively. There were no impairments on real estate and real estate joint ventures for the year ended December 31, 2008. There were no real estate held-for-sale at December 31, 2010, 2009 or 2008. The carrying value of non-income producing real estate was $5 million, $1 million and $1 million at December 31, 2010, 2009 and 2008, respectively.

     The Company diversifies its real estate investments by both geographic region and property type to reduce risk of concentration. The Company's real estate investments are primarily located in the United States and, at December 31, 2010, 25%, 23% and 19% were located in Georgia, California, and New York, respectively.

     The Company's real estate investments by property type are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $253      50.4%    $127      28.6%
Real estate private equity funds....................     122      24.4       96      21.6
Apartments..........................................      32       6.4       72      16.2
Industrial..........................................      16       3.2       25       5.6
Land................................................      14       2.8       43       9.6
Retail..............................................       9       1.8       16       3.6
Agriculture.........................................      --        --       11       2.5
Other...............................................      55      11.0       55      12.3
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.5 billion and $1.2 billion at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $380 million and $335 million at December 31, 2010 and 2009, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $11 million, $66 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

     The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.8 billion as of December 31, 2010. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2010. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

     As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2010, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

     As of, and for the year ended December 31, 2010, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $134.3 billion and $100.3 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of these entities totaled $12.7 billion and $9.2 billion as of December 31, 2010 and 2009, respectively. Aggregate net income (loss) of these entities totaled $14.0 billion, $13.4 billion and ($14.5) billion for the years ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,520     88.6%   $1,470     98.1%
Tax credit partnerships.............................       92      5.3         2      0.1
Leveraged leases, net of non-recourse debt..........       56      3.3        --       --
Joint venture investments...........................       46      2.7        26      1.8
Other...............................................        2      0.1        --       --
                                                       ------    -----    ------    -----
  Total.............................................   $1,716    100.0%   $1,498    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. See the following section "Leveraged Leases" for the composition of leveraged leases. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                            DECEMBER 31, 2010
                                                            -----------------
                                                              (IN MILLIONS)
Rental receivables, net...................................         $ 92
Estimated residual values.................................           14
                                                                   ----
  Subtotal................................................          106
Unearned income...........................................          (50)
                                                                   ----
  Investment in leveraged leases..........................         $ 56
                                                                   ====



     The Company did not have any investments in leveraged leases at December 31, 2009.

     The rental receivables set forth above are generally due in periodic installments. The payment periods were 22 years. For rental receivables, the Company's primary credit quality indicator is whether the rental receivable is performing or non-performing. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. The determination of performing or non-performing status is assessed monthly. As of December 31, 2010, all of the rental receivables were performing.

     The Company's deferred income tax liability related to leveraged leases was $4 million at December 31, 2010.

     There was no net investment income recognized on leverage leases for the year ended December 31, 2010.

  SHORT-TERM INVESTMENTS

     The carrying value of short-term investments, which includes investments with remaining maturities of one year or less, but greater than three months, at the time of purchase was $1.2 billion and $1.8 billion at December 31,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within short-term investments, which were $935 million and $1.5 billion at December 31, 2010 and 2009, respectively.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $1.8 billion and $2.4 billion at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within cash equivalents, which were $1.3 billion and $1.5 billion at December 31, 2010 and 2009, respectively.

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs.

     In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, consistent with the new guidance described in Note 1, is deemed to be the primary beneficiary or consolidator of the entity. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment. Upon the adoption of new guidance effective January 1, 2010, the Company consolidated former QSPEs that are structured as CMBS. At December 31, 2010, these entities held total assets of $6,871 million, consisting of $6,840 million of commercial mortgage loans and $31 million of accrued investment income. These entities had total liabilities of $6,804 million, consisting of $6,773 million of long-term debt and $31 million of other liabilities. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company or any of its subsidiaries or affiliates liable for any principal or interest shortfalls, should any arise. The Company's exposure is limited to that of its remaining investment in the former QSPEs of $64 million at estimated fair value at December 31, 2010. The long-term debt referred to above bears interest at primarily fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next 7 years. Interest expense related to these obligations, included in other expenses, was $402 million for the year ended December 31, 2010.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                  ---------------------------------------------
                                                           2010                    2009
                                                  ---------------------   ---------------------
                                                               MAXIMUM                 MAXIMUM
                                                  CARRYING    EXPOSURE    CARRYING    EXPOSURE
                                                   AMOUNT    TO LOSS(1)    AMOUNT    TO LOSS(1)
                                                  --------   ----------   --------   ----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2)......................................   $ 6,709     $ 6,709     $   --      $   --
  CMBS (2)......................................     2,277       2,277         --          --
  ABS (2).......................................     1,869       1,869         --          --
  Foreign corporate securities..................       348         348        304         304
  U.S. corporate securities.....................       336         336        247         247
Other limited partnership interests.............     1,192       1,992        838       1,273
Real estate joint ventures......................        10          35         32          39
                                                   -------     -------     ------      ------
     Total......................................   $12,741     $13,566     $1,421      $1,863
                                                   =======     =======     ======      ======



--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010 and 2009, the Company held $63 million and $285 million, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income (loss) from these investments was ($2) million, $2 million and $10 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................  $582      $717      $ 27
Amortized cost of invested assets transferred to
  affiliates..............................................  $533      $769      $ 23
Net investment gains (losses) recognized on invested
  assets transferred to affiliates........................  $ 49      $(52)     $  4
Estimated fair value of assets transferred from
  affiliates..............................................  $ 46      $143      $230


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. The carrying value of these loans was $199 million and $200 million at December 31, 2010 and 2009, respectively. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from this investment was $14 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2010                           2009
                                                      -----------------------------  -----------------------------
                                                                   ESTIMATED FAIR                 ESTIMATED FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 9,102  $  658      $252      $ 5,261  $  534      $179
                    Interest rate floors............     7,986     127        62        7,986      78        34
                    Interest rate caps..............     7,158      29         1        4,003      15        --
                    Interest rate futures...........     1,966       5         7          835       2         1
                    Interest rate forwards..........       695      --        71           --      --        --
Foreign currency    Foreign currency swaps..........     2,561     585        68        2,678     689        93
                    Foreign currency forwards.......       151       4         1           79       3        --
Credit              Credit default swaps............     1,324      15        22          966      12        31
                    Credit forwards.................        --      --        --           90      --         3
Equity market       Equity futures..................        93      --        --           81       1        --
                    Equity options..................       733      77        --          775     112        --
                    Variance swaps..................     1,081      20         8        1,081      24         6
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $32,850  $1,520      $492      $23,835  $1,470      $347
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $1,007         $ 2,340           $2,450          $3,305    $ 9,102
Interest rate floors.............         --           4,468            3,518              --      7,986
Interest rate caps...............      1,750           4,830              578              --      7,158
Interest rate futures............      1,966              --               --              --      1,966
Interest rate forwards...........         75             585               35              --        695
Foreign currency swaps...........        925           1,039              328             269      2,561
Foreign currency forwards........        151              --               --              --        151
Credit default swaps.............         --           1,324               --              --      1,324
Credit forwards..................         --              --               --              --         --
Equity futures...................         93              --               --              --         93
Equity options...................        127             606               --              --        733
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $6,094         $15,711           $7,471          $3,574    $32,850
                                      ======         =======           ======          ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company writes covered call options on its portfolio of U.S. Treasuries as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2010                              2009
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                            FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  787     $334        $ 18       $  850     $370        $15
  Interest rate swaps.....................      193       11          15          220       11          2
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................      980      345          33        1,070      381         17
                                             ------     ----        ----       ------     ----        ---
Cash Flow Hedges:
  Foreign currency swaps..................      295       15          11          166       15          7
  Interest rate swaps.....................      575        1          45           --       --         --
  Interest rate forwards..................      695       --          71           --       --         --
  Credit forwards.........................       --       --          --           90       --          3
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................    1,565       16         127          256       15         10
                                             ------     ----        ----       ------     ----        ---
       Total Qualifying Hedges............   $2,545     $361        $160       $1,326     $396        $27
                                             ======     ====        ====       ======     ====        ===



     The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                    DECEMBER 31,
                                         -----------------------------------------------------------------
                                                       2010                              2009
                                         -------------------------------   -------------------------------
                                                          ESTIMATED                         ESTIMATED
                                                         FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT        NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
---------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)
Interest rate swaps....................   $ 8,334   $  646       $192       $ 5,041   $  523       $177
Interest rate floors...................     7,986      127         62         7,986       78         34
Interest rate caps.....................     7,158       29          1         4,003       15         --
Interest rate futures..................     1,966        5          7           835        2          1
Foreign currency swaps.................     1,479      236         39         1,662      304         71
Foreign currency forwards..............       151        4          1            79        3         --
Credit default swaps...................     1,324       15         22           966       12         31
Equity futures.........................        93       --         --            81        1         --
Equity options.........................       733       77         --           775      112         --
Variance swaps.........................     1,081       20          8         1,081       24          6
                                          -------   ------       ----       -------   ------       ----
  Total non-designated or non-
     qualifying derivatives............   $30,305   $1,159       $332       $22,509   $1,074       $320
                                          =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                             2010       2009      2008
                                                             ----     -------     ----
                                                                   (IN MILLIONS)
Derivatives and hedging gains (losses) (1).................  $(74)    $  (717)    $558
Embedded derivatives.......................................   132        (314)     436
                                                             ----     -------     ----
  Total net derivative gains (losses)......................  $ 58     $(1,031)    $994
                                                             ====     =======     ====



--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedge relationships, which are not presented elsewhere in this note.

     The following table presents the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Qualifying hedges:
  Net investment income.....................................   $ 2       $(1)      $(2)
  Interest credited to policyholder account balances........    37        40         6
Non-qualifying hedges:
  Net derivative gains (losses).............................     6        (8)       43
                                                               ---       ---       ---
     Total..................................................   $45       $31       $47
                                                               ===       ===       ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses) recognized for the years ended December 31, 2010, 2009 and 2008:

                                                                  NET DERIVATIVE                        INEFFECTIVENESS
                                                                  GAINS (LOSSES)  NET DERIVATIVE GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE           HEDGED ITEMS IN FAIR VALUE      RECOGNIZED     (LOSSES) RECOGNIZED   NET DERIVATIVE
HEDGING RELATIONSHIPS                 HEDGING RELATIONSHIPS      FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
-----------------------------     -----------------------------  ---------------  --------------------  ---------------
                                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:              Fixed maturity securities....        $ (1)              $   1               $ --
                                  Policyholder account balances
                                  (1)..........................         (13)                  8                 (5)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         (38)                 14                (24)
                                                                       ----               -----               ----
  Total........................................................        $(52)              $  23               $(29)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:              Fixed maturity securities....        $  6               $  (6)              $ --
                                  Policyholder account balances
                                  (1)..........................          (8)                  4                 (4)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         111                (117)                (6)
                                                                       ----               -----               ----
  Total........................................................        $109               $(119)              $(10)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008...........................        $(87)              $  86               $ (1)
                                                                       ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

     For the year ended December 31, 2010, the Company recognized ($1) million of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant and for the years ended December 31, 2009 and 2008, there were no amounts reclassified into net derivative gains (losses). At December 31, 2010 and 2009, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and one year, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----      ----      ----
                                                                   (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,...............................................  $  (1)     $ 20      $(13)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (107)      (44)        9
Amounts reclassified to net derivative gains (losses)......     (1)       23        24
                                                             -----      ----      ----
Accumulated other comprehensive income (loss), balance at
  December 31,.............................................  $(109)     $ (1)     $ 20
                                                             =====      ====      ====



     At December 31, 2010, $2 million of deferred net gains on derivatives in accumulated other comprehensive income (loss) was expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2010, 2009 and 2008:

                                  AMOUNT OF GAINS             AMOUNT AND LOCATION
                                 (LOSSES) DEFERRED             OF GAINS (LOSSES)              AMOUNT AND LOCATION
                                IN ACCUMULATED OTHER           RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW        COMPREHENSIVE INCOME    ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS          (LOSS) ON DERIVATIVES   INCOME (LOSS) INTO INCOME (LOSS)          ON DERIVATIVES
-----------------------------  ---------------------   --------------------------------   ---------------------------
                                                                                            (INEFFECTIVE PORTION AND
                                                                                              AMOUNT EXCLUDED FROM
                                (EFFECTIVE PORTION)           (EFFECTIVE PORTION)            EFFECTIVENESS TESTING)
                               ---------------------   --------------------------------   ---------------------------
                                                                NET DERIVATIVE                   NET DERIVATIVE
                                                                GAINS (LOSSES)                   GAINS (LOSSES)
                                                       --------------------------------   ---------------------------
                                                                                (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps........          $ (44)                        $ --                             $--
  Foreign currency swaps.....             (6)                          (3)                             --
  Interest rate forwards.....            (71)                           4                              (1)
  Credit forwards............             14                           --                              --
                                       -----                         ----                             ---
     Total...................          $(107)                        $  1                             $(1)
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps.....          $ (58)                        $(36)                            $--
  Interest rate forwards.....             17                           13                              --
  Credit forwards............             (3)                          --                              --
                                       -----                         ----                             ---
     Total...................          $ (44)                        $(23)                            $--
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps.....          $   9                         $(24)                            $--
                                       =====                         ====                             ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; (x) covered call options for income generation; and (xi) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               DERIVATIVE     INVESTMENT
                                                             GAINS (LOSSES)    INCOME(1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps........................................       $  51           $--
Interest rate floors.......................................          20            --
Interest rate caps.........................................          (9)           --
Interest rate futures......................................         (22)           --
Equity futures.............................................         (12)           --
Foreign currency swaps.....................................         (31)           --
Foreign currency forwards..................................           2            --
Equity options.............................................         (30)           (7)
Interest rate options......................................          (3)           --
Interest rate forwards.....................................           1            --
Variance swaps.............................................          (6)           --
Credit default swaps.......................................          --            --
                                                                  -----           ---
  Total....................................................       $ (39)          $(7)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)          $--
Interest rate floors.......................................        (265)           --
Interest rate caps.........................................           4            --
Interest rate futures......................................         (37)           --
Equity futures.............................................         (71)           --
Foreign currency swaps.....................................          (3)           --
Foreign currency forwards..................................          (4)           --
Equity options.............................................        (121)           (1)
Variance swaps.............................................         (40)           --
Credit default swaps.......................................         (50)           --
                                                                  -----           ---
  Total....................................................       $(736)          $(1)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514           $--
                                                                  =====           ===



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


risk, assuming the value of all referenced credit obligations is zero, was $912 million and $477 million at December 31, 2010 and 2009, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2010 and 2009, the Company would have received $13 million and $8 million, respectively, to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                         DECEMBER 31,
                                      ----------------------------------------------------------------------------------
                                                        2010                                      2009
                                      ----------------------------------------  ----------------------------------------
                                                      MAXIMUM                                   MAXIMUM
                                       ESTIMATED      AMOUNT                     ESTIMATED      AMOUNT
                                      FAIR VALUE     OF FUTURE      WEIGHTED    FAIR VALUE     OF FUTURE      WEIGHTED
RATING AGENCY DESIGNATION OF           OF CREDIT  PAYMENTS UNDER     AVERAGE     OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                              DEFAULT   CREDIT DEFAULT    YEARS TO      DEFAULT   CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                   SWAPS       SWAPS (2)    MATURITY (3)     SWAPS       SWAPS (2)    MATURITY (3)
------------------------------------  ----------  --------------  ------------  ----------  --------------  ------------
                                                                         (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps
  (corporate).......................      $ 1          $ 45            3.6          $ 1          $ 25            4.0
Credit default swaps referencing
  indices...........................       11           679            3.7            7           437            3.5
                                          ---          ----                         ---          ----
  Subtotal..........................       12           724            3.7            8           462            3.5
                                          ---          ----                         ---          ----
Baa
Single name credit default swaps
  (corporate).......................       --             5            3.0           --             5            4.0
Credit default swaps referencing
  indices...........................        1           183            5.0           --            10            5.0
                                          ---          ----                         ---          ----
  Subtotal..........................        1           188            5.0           --            15            4.7
                                          ---          ----                         ---          ----
     Total..........................      $13          $912            4.0          $ 8          $477            3.5
                                          ===          ====                         ===          ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010 and 2009, the Company was obligated to return cash collateral under its control of $965 million and $945 million, respectively. This unrestricted

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2010 and 2009, the Company had also accepted collateral consisting of various securities with a fair market value of $3 million and $88 million, respectively, which were held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2010, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                     ESTIMATED FAIR VALUE           FAIR VALUE OF INCREMENTAL
                                                   OF COLLATERAL PROVIDED:          COLLATERAL PROVIDED UPON:
                                                   -----------------------   --------------------------------------
                                                                                              DOWNGRADE IN THE
                                                                             ONE NOTCH     COMPANY'S CREDIT RATING
                                                                             DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                   ESTIMATED                                   IN THE          FULL OVERNIGHT
                               FAIR VALUE (1) OF                             COMPANY'S      COLLATERALIZATION OR
                              DERIVATIVES IN NET        FIXED MATURITY         CREDIT            TERMINATION
                              LIABILITY POSITION        SECURITIES(2)          RATING    OF THE DERIVATIVE POSITION
                              ------------------   -----------------------   ---------   --------------------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2010...........          $96                    $58                $11                  $62
DECEMBER 31, 2009...........          $42                    $--                $ 8                  $42


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $196 million. At December 31, 2010, the Company provided securities collateral of $58 million in connection with these derivatives. In the unlikely event that both:
(i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position at December 31, 2010 would be $138 million. This amount does not consider gross derivative assets of $100 million for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010 and 2009, the Company provided cash collateral for exchange-traded futures of $25 million and $18 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...............................  $936     $724
  Options embedded in debt or equity securities...................    (2)      (5)
                                                                    ----     ----
     Net embedded derivatives within asset host contracts.........  $934     $719
                                                                    ====     ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..............................  $254     $290
  Other...........................................................     5      (11)
                                                                    ----     ----
     Net embedded derivatives within liability host contracts.....  $259     $279
                                                                    ====     ====



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Net derivative gains (losses) (1), (2)......................  $132   $(314)  $436


--------

   (1) The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of ($153) million, ($567) million and $738 million, for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivatives gains (losses), in connection with this adjustment, were gains (losses) of $210 million, $816 million and ($1,145) million, for the years ended December 31, 2010, 2009 and 2008, respectively. The net derivative gains (losses) for the year ended December 31, 2010 included a gain of $191 million relating to a refinement for estimating nonperformance risk in fair value measurements implemented at June 30, 2010. See Note 4.

   (2) See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                DECEMBER 31, 2010
                                        -----------------------------------------------------------------
                                           FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                        -----------------------------------------------------
                                         QUOTED PRICES IN
                                        ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                         IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                          AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                             (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                        ------------------   -----------------   ------------   ---------
                                                                  (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities...........        $   --              $ 13,864          $1,510       $ 15,374
  Foreign corporate securities........            --                 7,590             880          8,470
  U.S. Treasury and agency
     securities.......................         4,616                 3,026              34          7,676
  RMBS................................            --                 6,674              35          6,709
  CMBS................................            --                 2,147             130          2,277
  ABS.................................            --                 1,301             568          1,869
  State and political subdivision
     securities.......................            --                 1,614              32          1,646
  Foreign government securities.......            --                   889              14            903
                                              ------              --------          ------       --------
     Total fixed maturity securities..         4,616                37,105           3,203         44,924
                                              ------              --------          ------       --------
Equity securities:
  Non-redeemable preferred stock......            --                    54             214            268
  Common stock........................            43                    72              22            137
                                              ------              --------          ------       --------
     Total equity securities..........            43                   126             236            405
                                              ------              --------          ------       --------
Other securities:
  FVO general account securities......            --                     7              --              7
  FVO contractholder-directed unit-
     linked investments...............         2,240                    --              --          2,240
                                              ------              --------          ------       --------
     Total other securities...........         2,240                     7              --          2,247
                                              ------              --------          ------       --------
Short-term investments (1)............           390                   584             173          1,147
Mortgage loans held by consolidated
  securitization entities.............            --                 6,840              --          6,840
Derivative assets: (2)
  Interest rate contracts.............             5                   804              10            819
  Foreign currency contracts..........            --                   589              --            589
  Credit contracts....................            --                     3              12             15
  Equity market contracts.............            --                    77              20             97
                                              ------              --------          ------       --------
     Total derivative assets..........             5                 1,473              42          1,520
                                              ------              --------          ------       --------
Net embedded derivatives within asset
  host contracts (3)..................            --                    --             936            936
Separate account assets (4)...........            76                61,410             133         61,619
                                              ------              --------          ------       --------
       Total assets...................        $7,370              $107,545          $4,723       $119,638
                                              ======              ========          ======       ========
LIABILITIES
Derivative liabilities: (2)
  Interest rate contracts.............        $    7              $    315          $   71       $    393
  Foreign currency contracts..........            --                    69              --             69
  Credit contracts....................            --                    21               1             22
  Equity market contracts.............            --                    --               8              8
                                              ------              --------          ------       --------
     Total derivative liabilities.....             7                   405              80            492
                                              ------              --------          ------       --------
Net embedded derivatives within
  liability host contracts (3)........            --                    --             259            259
Long-term debt of consolidated
  securitization entities.............            --                 6,773              --          6,773
                                              ------              --------          ------       --------
     Total liabilities................        $    7              $  7,178          $  339       $  7,524
                                              ======              ========          ======       ========



     See "-- Variable Interest Entities" in Note 2 for discussion of CSEs included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                      -----------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                      ------------------   -----------------   ------------   ---------
                                                                (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........        $   --              $13,793           $1,605       $15,398
  Foreign corporate securities......            --                6,344              994         7,338
  U.S. Treasury and agency
     securities.....................         3,972                2,252               33         6,257
  RMBS..............................            --                5,827               25         5,852
  CMBS..............................            --                2,572               45         2,617
  ABS...............................            --                1,452              537         1,989
  State and political subdivision
     securities.....................            --                1,147               32         1,179
  Foreign government securities.....            --                  629               16           645
                                            ------              -------           ------       -------
     Total fixed maturity
       securities...................         3,972               34,016            3,287        41,275
                                            ------              -------           ------       -------
Equity securities:
  Non-redeemable preferred stock....            --                   48              258           306
  Common stock......................            72                   70               11           153
                                            ------              -------           ------       -------
     Total equity securities........            72                  118              269           459
                                            ------              -------           ------       -------
Other securities....................           931                    7               --           938
Short-term investments (1)..........         1,057                  703                8         1,768
Derivative assets (2)...............             3                1,410               57         1,470
Net embedded derivatives within
  asset host contracts (3)..........            --                   --              724           724
Separate account assets (4).........            69               49,227              153        49,449
                                            ------              -------           ------       -------
     Total assets...................        $6,104              $85,481           $4,498       $96,083
                                            ======              =======           ======       =======
LIABILITIES
Derivative liabilities (2)..........        $    1              $   336           $   10       $   347
Net embedded derivatives within
  liability host contracts (3)......            --                   --              279           279
                                            ------              -------           ------       -------
     Total liabilities..............        $    1              $   336           $  289       $   626
                                            ======              =======           ======       =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

   (2) Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented in the consolidated balance sheets within policyholder account balances and other liabilities. At December 31, 2010, fixed maturity securities and equity securities also included embedded derivatives of $3 million and ($5) million, respectively. At December 31, 2009, fixed maturity securities and equity securities included embedded derivatives of $0 and ($5) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity, equity and other securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans

     Mortgage loans presented in the tables above consist of commercial mortgage loans held by CSEs for which the Company has elected the FVO and which are carried at estimated fair value. As discussed in Note 1, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company adopted new guidance effective January 1, 2010 and consolidated certain securitization entities that hold commercial mortgage loans. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

     Embedded derivatives principally include certain direct and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances in the consolidated balance sheets.

     The fair value of these guarantees is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates, currency exchange rates and observable and estimated implied volatilities.

     The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs. Both of these adjustments are captured as components of the spread which, when combined with the risk free rate, is used to discount the cash flows of the liability for purposes of determining its fair value.

     The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described above to an affiliated reinsurance company that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     As part of its regular review of critical accounting estimates, the Company periodically assesses inputs for estimating nonperformance risk (commonly referred to as "own credit") in fair value measurements. During the second quarter of 2010, the Company completed a study that aggregated and evaluated data, including historical recovery rates of insurance companies, as well as policyholder behavior observed over the past two years as the recent financial crisis evolved. As a result, at the end of the second quarter of 2010, the Company refined the way in which it incorporates expected recovery rates into the nonperformance risk adjustment for purposes of estimating the fair value of investment-type contracts and embedded derivatives within insurance contracts. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recognized a gain of $60 million, net of DAC and income tax, relating to implementing the refinement at June 30, 2010.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

     The Company has elected the FVO for the long-term debt of CSEs, which are carried at estimated fair value. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder-directed unit-linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

     These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

     These assets are comprised of securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and certain exchange-traded derivatives, including financial futures. Valuation is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

          U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

          Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

     These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

     This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

  Interest rate contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Inter-Bank Offer Rate ("LIBOR") basis curves, and repurchase rates.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

  Credit contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  Equity market contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels, and dividend yield curves.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves, and equity volatility.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

     The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

     These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

  Interest rate contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Credit contracts.

     Non-option-based -- Significant unobservable inputs may include credit correlation, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Equity market contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

     These derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $370 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain private placements included in U.S. and foreign corporate securities and certain CMBS.

     During the year ended December 31, 2010, fixed maturity securities transfers out of Level 3 of $358 million and separate account assets transfers out of Level 3 of $3 million, resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to corroborate pricing received from independent pricing services with observable inputs or increases in market activity and upgraded credit ratings primarily for certain U.S. and foreign corporate securities, ABS and CMBS.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                --------------------------------------------------------------------------------------------
                                                TOTAL REALIZED/UNREALIZED
                                               GAINS (LOSSES) INCLUDED IN:
                                            --------------------------------     PURCHASES,
                                                                   OTHER           SALES,
                                 BALANCE,                      COMPREHENSIVE   ISSUANCES AND   TRANSFER INTO   TRANSFER OUT
                                JANUARY 1,  EARNINGS (1), (2)  INCOME (LOSS)  SETTLEMENTS (3)   LEVEL 3 (4)   OF LEVEL 3 (4)
                                ----------  -----------------  -------------  ---------------  -------------  --------------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...    $1,605           $  2             $ 79           $(173)           $147           $(150)
  Foreign corporate
     securities...............       994             (4)              90            (199)            114            (115)
  U.S. Treasury and agency
     securities...............        33             --                2              (1)             --              --
  RMBS........................        25             --                3             (10)             17              --
  CMBS........................        45             --               21               1              85             (22)
  ABS.........................       537             (7)              78              15               4             (59)
  State and political
     subdivision securities...        32             --                4              (1)             --              (3)
  Foreign government
     securities...............        16             --               --               4               3              (9)
                                  ------           ----             ----           -----            ----           -----
     Total fixed maturity
       securities.............    $3,287           $ (9)            $277           $(364)           $370           $(358)
                                  ======           ====             ====           =====            ====           =====
Equity securities:
  Non-redeemable preferred
     stock....................    $  258           $ 15             $  6           $ (65)           $ --           $  --
  Common stock................        11              5                3               3              --              --
                                  ------           ----             ----           -----            ----           -----
     Total equity securities..    $  269           $ 20             $  9           $ (62)           $ --           $  --
                                  ======           ====             ====           =====            ====           =====
Short-term investments........    $    8           $  1             $ --           $ 164            $ --           $  --
Net derivatives: (5)
  Interest rate contracts.....    $    2           $ 10             $(71)          $  (2)           $ --           $  --
  Foreign currency contracts..        23             --               --              --              --             (23)
  Credit contracts............         4              3               13              (9)             --              --
  Equity market contracts.....        18             (6)              --              --              --              --
                                  ------           ----             ----           -----            ----           -----
     Total net derivatives....    $   47           $  7             $(58)          $ (11)           $ --           $ (23)
                                  ======           ====             ====           =====            ====           =====
Separate account assets (6)...    $  153           $ (5)            $ --           $ (12)           $ --           $  (3)
Net embedded derivatives (7)..    $  445           $135             $ --           $  97            $ --           $  --
                                 FAIR VALUE
                                MEASUREMENTS
                                    USING
                                 SIGNIFICANT
                                UNOBSERVABLE
                                   INPUTS
                                  (LEVEL 3)
                                ------------
                                  BALANCE,
                                DECEMBER 31,
                                ------------
                                     (IN
                                  MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...     $1,510
  Foreign corporate
     securities...............        880
  U.S. Treasury and agency
     securities...............         34
  RMBS........................         35
  CMBS........................        130
  ABS.........................        568
  State and political
     subdivision securities...         32
  Foreign government
     securities...............         14
                                   ------
     Total fixed maturity
       securities.............     $3,203
                                   ======
Equity securities:
  Non-redeemable preferred
     stock....................     $  214
  Common stock................         22
                                   ------
     Total equity securities..     $  236
                                   ======
Short-term investments........     $  173
Net derivatives: (5)
  Interest rate contracts.....     $  (61)
  Foreign currency contracts..         --
  Credit contracts............         11
  Equity market contracts.....         12
                                   ------
     Total net derivatives....     $  (38)
                                   ======
Separate account assets (6)...     $  133
Net embedded derivatives (7)..     $  677

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                     ---------------------------------------------------------------------------------------
                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                 GAINS (LOSSES) INCLUDED
                                                           IN:
                                                 -----------------------     PURCHASES,
                                                               OTHER           SALES,       TRANSFER INTO
                                      BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT      BALANCE,
                                     JANUARY 1,   (1),(2)  INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)  DECEMBER 31,
                                     ----------  --------  -------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities........    $1,401      $(114)       $192           $(172)           $ 298         $1,605
  Foreign corporate securities.....       926        (95)        334             (47)            (124)           994
  U.S. Treasury and agency
     securities....................        36         --          (1)             (2)              --             33
  RMBS.............................        62         (4)          5              (9)             (29)            25
  CMBS.............................       116        (42)         50              (7)             (72)            45
  ABS..............................       558        (51)        171            (138)              (3)           537
  State and political subdivision
     securities....................        24         --           6               2               --             32
  Foreign government securities....        10         --           1              (1)               6             16
                                       ------      -----        ----           -----            -----         ------
     Total fixed maturity
       securities..................    $3,133      $(306)       $758           $(374)           $  76         $3,287
                                       ======      =====        ====           =====            =====         ======
Equity securities:
  Non-redeemable preferred stock...    $  318      $(101)       $113           $ (66)           $  (6)        $  258
  Common stock.....................         8         --          (1)              4               --             11
                                       ------      -----        ----           -----            -----         ------
     Total equity securities.......    $  326      $(101)       $112           $ (62)           $  (6)        $  269
                                       ======      =====        ====           =====            =====         ======
Other securities...................    $   50      $  --        $ --           $ (50)           $  --         $   --
Short-term investments.............    $   --      $  --        $ --           $   8            $  --         $    8
Net derivatives (5)................    $  309      $ (40)       $ (3)          $ (15)           $(204)        $   47
Separate account assets (6)........    $  159      $  (7)       $ --           $   1            $  --         $  153
Net embedded derivatives (7).......    $  657      $(328)       $ --           $ 116            $  --         $  445



                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                            -----------------------------------------------------------------------------------------------------
                                                                                  TOTAL
                                                                           REALIZED/UNREALIZED
                                                                         GAINS (LOSSES) INCLUDED
                                                                                   IN:
                                                                         -----------------------     PURCHASES,
                                                                                       OTHER           SALES,       TRANSFER INTO
                                 BALANCE,        IMPACT OF    BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT
                            DECEMBER 31, 2007  ADOPTION (8)  JANUARY 1,   (1, 2)   INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)
                            -----------------  ------------  ----------  --------  -------------  ---------------  --------------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........        $1,645            $--        $1,645      $(167)     $  (313)         $ 101            $135
  Foreign corporate
     securities...........         1,355             --         1,355        (12)        (504)          (110)            197
  U.S. Treasury and agency
     securities...........            19             --            19         --           --             34             (17)
  RMBS....................           323             --           323          2          (46)          (156)            (61)
  CMBS....................           258             --           258        (66)         (76)            --              --
  ABS.....................           925             --           925        (20)        (254)           (84)             (9)
  State and political
     subdivision
     securities...........            44             --            44         (1)         (19)            --              --
  Foreign government
     securities...........            33             --            33          1           (2)           (17)             (5)
                                  ------            ---        ------      -----      -------          -----            ----
     Total fixed maturity
       securities.........        $4,602            $--        $4,602      $(263)     $(1,214)         $(232)           $240
                                  ======            ===        ======      =====      =======          =====            ====
Equity securities:
  Non-redeemable preferred
     stock................        $  521            $--        $  521      $ (44)     $  (109)         $ (50)           $ --
  Common stock............            35             --            35         (4)          (1)           (22)             --
                                  ------            ---        ------      -----      -------          -----            ----
     Total equity
       securities.........        $  556            $--        $  556      $ (48)     $  (110)         $ (72)           $ --
                                  ======            ===        ======      =====      =======          =====            ====
Other securities..........        $   --            $--        $   --      $  --      $    --          $  50            $ --
Net derivatives (5).......        $  108            $--        $  108      $ 266      $    --          $ (65)           $ --
Separate account assets
  (6).....................        $  183            $--        $  183      $ (22)     $    --          $  --            $ (2)
Net embedded derivatives
  (7).....................        $  125            $92        $  217      $ 366      $    --          $  74            $ --
                             FAIR VALUE
                            MEASUREMENTS
                                USING
                             SIGNIFICANT
                            UNOBSERVABLE
                               INPUTS
                              (LEVEL 3)
                            ------------
                              BALANCE,
                            DECEMBER 31,
                            ------------
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........     $1,401
  Foreign corporate
     securities...........        926
  U.S. Treasury and agency
     securities...........         36
  RMBS....................         62
  CMBS....................        116
  ABS.....................        558
  State and political
     subdivision
     securities...........         24
  Foreign government
     securities...........         10
                               ------
     Total fixed maturity
       securities.........     $3,133
                               ======
Equity securities:
  Non-redeemable preferred
     stock................     $  318
  Common stock............          8
                               ------
     Total equity
       securities.........     $  326
                               ======
Other securities..........     $   50
Net derivatives (5).......     $  309
Separate account assets
  (6).....................     $  159
Net embedded derivatives
  (7).....................     $  657

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $92 million increase to net assets. Such amount was also impacted by a reduction to DAC of $30 million resulting in a net increase of $62 million. This increase was offset by a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives, resulting in a total net impact of adoption of $59 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                          -------------------------------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                       GAINS (LOSSES) INCLUDED IN EARNINGS
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 7              $ (5)               $ --            $  2
  Foreign corporate securities..........       (1)               (3)                 --              (4)
  RMBS..................................       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (8)                 --              (7)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(16)               $ --            $ (9)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ 15                $ --            $ 15
  Common stock..........................       --                 5                  --               5
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ 20                $ --            $ 20
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $135            $135

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 3              $(117)              $  --          $(114)
  Foreign corporate securities.........       (1)               (94)                 --            (95)
  RMBS.................................       --                 (4)                 --             (4)
  CMBS.................................        1                (43)                 --            (42)
  ABS..................................       --                (51)                 --            (51)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 3              $(309)              $  --          $(306)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $(101)              $  --          $(101)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $(101)              $  --          $(101)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (40)         $ (40)
Net embedded derivatives...............      $--              $  --               $(328)         $(328)



                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 5              $(172)              $ --           $(167)
  Foreign corporate securities.........       (3)                (9)                --             (12)
  RMBS.................................       --                  2                 --               2
  CMBS.................................        4                (70)                --             (66)
  ABS..................................       --                (20)                --             (20)
  State and political subdivision
     securities........................       (1)                --                 --              (1)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(269)              $ --           $(263)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (44)              $ --           $ (44)
  Common stock.........................       --                 (4)                --              (4)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (48)              $ --           $ (48)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $266           $ 266
Net embedded derivatives...............      $--              $  --               $366           $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                    RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2010
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 6              $(10)               $ --            $ (4)
  Foreign corporate securities..........       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (2)                 --              (1)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(12)               $ --            $ (5)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ --                $ --            $ --
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ --                $ --            $ --
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $137            $137

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2009
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
  Fixed maturity securities:
  U.S. corporate securities............      $ 6              $(105)              $  --          $ (99)
  Foreign corporate securities.........       (1)               (43)                 --            (44)
  CMBS.................................        1                (56)                 --            (55)
  ABS..................................       --                (21)                 --            (21)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 6              $(225)              $  --          $(219)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (38)              $  --          $ (38)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $ (38)              $  --          $ (38)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (33)         $ (33)
Net embedded derivatives...............      $--              $  --               $(332)         $(332)



                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2008
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 4              $(139)              $ --           $(135)
  Foreign corporate securities.........       (3)                (6)                --              (9)
  CMBS.................................        4                (69)                --             (65)
  ABS..................................       --                (16)                --             (16)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(230)              $ --           $(224)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (29)              $ --           $ (29)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (29)              $ --           $ (29)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $233           $ 233
Net embedded derivatives...............      $--              $  --               $353           $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FVO -- CONSOLIDATED SECURITIZATION ENTITIES

     As discussed in Note 1, upon the adoption of new guidance effective January 1, 2010, the Company elected fair value accounting for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Unpaid principal balance........................................        $6,636
Excess of estimated fair value over unpaid principal balance....           204
                                                                        ------
  Carrying value at estimated fair value........................        $6,840
                                                                        ======



     The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Contractual principal balance...................................        $6,541
Excess of estimated fair value over contractual principal
  balance.......................................................           232
                                                                        ------
  Carrying value at estimated fair value........................        $6,773
                                                                        ======



     Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses), which is summarized in Note 2.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------------------------------------
                                            2010                                        2009
                         -----------------------------------------   -----------------------------------------        2008
                                           ESTIMATED        NET                        ESTIMATED        NET      --------------
                            CARRYING          FAIR      INVESTMENT      CARRYING          FAIR      INVESTMENT      CARRYING
                         VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO
                           MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT
                         --------------   -----------   ----------   --------------   -----------   ----------   --------------
                                                                      (IN MILLIONS)
Mortgage loans, net
  (1).................         $--            $--          $ --           $ --            $--          $ --            $24
Other limited
  partnership
  interests (2).......         $33            $22          $(11)          $110            $44          $(66)           $11
Real estate joint
  ventures (3)........         $25            $ 5          $(20)          $ 90            $48          $(42)           $--
                         YEARS ENDED DECEMBER 31,
                         ------------------------
                                   2008
                         ------------------------
                          ESTIMATED        NET
                             FAIR      INVESTMENT
                         VALUE AFTER      GAINS
                         MEASUREMENT    (LOSSES)
                         -----------   ----------
                               (IN MILLIONS)
Mortgage loans, net
  (1).................       $--          $(24)
Other limited
  partnership
  interests (2).......       $ 6          $ (5)
Real estate joint
  ventures (3)........       $--          $ --


--------

   (1) Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $23 million and $32 million at December 31, 2010 and 2009, respectively.

   (3) Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $3 million and $40 million at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2010                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net (1)...............................                $ 5,890       $ 6,022
Policy loans..........................................                $ 1,190       $ 1,260
Real estate joint ventures (2)........................                $    79       $   102
Other limited partnership interests(2)................                $   104       $   116
Short-term investments (3)............................                $    88       $    88
Cash and cash equivalents.............................                $ 1,928       $ 1,928
Accrued investment income.............................                $   559       $   559
Premiums, reinsurance and other receivables(2)........                $ 5,959       $ 6,164
LIABILITIES
Policyholder account balances (2).....................                $24,622       $26,061
Payables for collateral under securities loaned and
  other transactions..................................                $ 8,103       $ 8,103
Long-term debt (4)....................................                $   795       $   930
Other liabilities (2).................................                $   294       $   294
Separate account liabilities (2)......................                $ 1,407       $ 1,407
COMMITMENTS (5)
Mortgage loan commitments.............................    $270        $    --       $    (2)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $315        $    --       $   (12)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2009                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net...................................                $ 4,748       $ 4,345
Policy loans..........................................                $ 1,189       $ 1,243
Real estate joint ventures (2)........................                $    64       $    62
Other limited partnership interests (2)...............                $   128       $   151
Short-term investments (3)............................                $     7       $     7
Cash and cash equivalents.............................                $ 2,574       $ 2,574
Accrued investment income.............................                $   516       $   516
Premiums, reinsurance and other receivables (2).......                $ 4,582       $ 4,032
LIABILITIES
Policyholder account balances (2).....................                $24,591       $24,233
Payables for collateral under securities loaned and
  other transactions..................................                $ 7,169       $ 7,169
Long-term debt........................................                $   950       $ 1,003
Other liabilities (2).................................                $   188       $   188
Separate account liabilities (2)......................                $ 1,367       $ 1,367
COMMITMENTS (5)
Mortgage loan commitments.............................    $131        $    --       $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $445        $    --       $   (29)


--------

   (1) Mortgage loans as presented in the table above differs from the amount presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs.

   (2) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because these tables do not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (4) Long-term debt as presented in the table above differs from the amount presented in the consolidated balance sheet because this table does not include long-term debt of CSEs.

   (5) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage Loans

     The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans

     For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests

     Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments

     Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

     Cash and Cash Equivalents

     Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income

     Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Policyholder Account Balances

     Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

     Payables for Collateral Under Securities Loaned and Other Transactions

     The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

     Long-term Debt

     The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Other Liabilities

     Other liabilities included in the tables above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance treaties accounted for as deposit type treaties. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the carrying values.

     Separate Account Liabilities

     Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

     The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                             DAC     VOBA     TOTAL
                                                           ------   ------   -------
                                                                 (IN MILLIONS)
Balance at January 1, 2008...............................  $2,252   $2,696   $ 4,948
  Capitalizations........................................     835       --       835
                                                           ------   ------   -------
     Subtotal............................................   3,087    2,696     5,783
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................    (190)     (35)     (225)
     Other expenses......................................    (504)    (434)     (938)
                                                           ------   ------   -------
       Total amortization................................    (694)    (469)   (1,163)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................     389      434       823
  Effect of foreign currency translation.................      (3)      --        (3)
                                                           ------   ------   -------
Balance at December 31, 2008.............................   2,779    2,661     5,440
  Capitalizations........................................     851       --       851
                                                           ------   ------   -------
     Subtotal............................................   3,630    2,661     6,291
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     225       86       311
     Other expenses......................................    (408)    (197)     (605)
                                                           ------   ------   -------
       Total amortization................................    (183)    (111)     (294)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (322)    (433)     (755)
  Effect of foreign currency translation.................       2       --         2
                                                           ------   ------   -------
Balance at December 31, 2009.............................   3,127    2,117     5,244
  Capitalizations........................................     978       --       978
                                                           ------   ------   -------
       Subtotal..........................................   4,105    2,117     6,222
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     (67)     (17)      (84)
     Other expenses......................................    (458)    (297)     (755)
                                                           ------   ------   -------
       Total amortization................................    (525)    (314)     (839)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (167)    (117)     (284)
                                                           ------   ------   -------
Balance at December 31, 2010.............................  $3,413   $1,686   $ 5,099
                                                           ======   ======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $292 million in 2011, $250 million in 2012, $201 million in 2013, $163 million in 2014 and $131 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2010     2009     2010     2009     2010     2009
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,985   $1,785   $  996   $1,275   $2,981   $3,060
Corporate Benefit Funding..............       8        6        1        1        9        7
Insurance Products.....................   1,329    1,292      689      841    2,018    2,133
Corporate & Other......................      91       44       --       --       91       44
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,413   $3,127   $1,686   $2,117   $5,099   $5,244
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Retirement Products...............................................  $219     $219
Corporate Benefit Funding.........................................   307      307
Insurance Products:
  Non-medical health..............................................     5        5
  Individual life.................................................    17       17
                                                                    ----     ----
     Total Insurance Products.....................................    22       22
Corporate & Other.................................................   405      405
                                                                    ----     ----
Total.............................................................  $953     $953
                                                                    ====     ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2010 based upon data at June 30, 2010. The tests indicated that goodwill was not impaired.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                                                             POLICYHOLDER      OTHER POLICY-
                                        FUTURE POLICY          ACCOUNT            RELATED
                                           BENEFITS            BALANCES           BALANCES
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2010      2009      2010      2009     2010     2009
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,718   $ 1,435   $20,990   $21,059   $   18   $   19
Corporate Benefit Funding...........   12,991    12,697     9,452     9,393        5        5
Insurance Products..................    3,060     2,391     6,592     6,052    2,268    1,997
Corporate & Other...................    5,429     5,098     2,257       938      361      276
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $23,198   $21,621   $39,291   $37,442   $2,652   $2,297
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $215      $224      $232
Amortization..............................................   (12)       (9)       (8)
                                                            ----      ----      ----
Balance at December 31,...................................  $203      $215      $224
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $13 million in 2011, $15 million in 2012, $16 million in 2013, $17 million in 2014 and $17 million in 2015.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $493      $422      $403
Capitalization............................................   100       124       111
Amortization..............................................   (56)      (53)      (92)
                                                            ----      ----      ----
Balance at December 31,...................................  $537      $493      $422
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $61.6 billion and $49.4 billion at December 31, 2010 and 2009, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1,085 million, $804 million and $893 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain SPEs that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2010, 2009 and 2008, the Company issued $19.1 billion, $14.5 billion and $2.8 billion, respectively, and repaid $18.6 billion, $15.3 billion and $1.1 billion, respectively, of such funding agreements. At December 31, 2010 and 2009, funding agreements outstanding, which are included in policyholder account balances, were $6.6 billion and $6.1 billion, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $78 million, $127 million and $192 million, respectively.

     MICC is a member of the FHLB of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2010 and 2009, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $100 million and $326 million at December 31, 2010 and 2009, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $211 million and $419 million at December 31, 2010 and 2009, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $1 million, $6 million and $15 million, respectively.

     During 2010, MICC issued funding agreements to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such SPEs was $200 million at December 31, 2010, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural mortgage loans with a carrying value of $231 million at December 31, 2010. During the year ended December 31, 2010, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $2 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $805      $691      $612
  Less: Reinsurance recoverables..........................   706       589       463
                                                            ----      ----      ----
Net balance at January 1,.................................    99       102       149
                                                            ----      ----      ----
Incurred related to:
  Current year............................................    24        26         8
  Prior years.............................................   (12)      (17)      (29)
                                                            ----      ----      ----
     Total incurred.......................................    12         9       (21)
                                                            ----      ----      ----
Paid related to:
  Current year............................................    (1)       (1)       (2)
  Prior years.............................................   (10)      (11)      (24)
                                                            ----      ----      ----
     Total paid...........................................   (11)      (12)      (26)
                                                            ----      ----      ----
Net balance at December 31,...............................   100        99       102
  Add: Reinsurance recoverables...........................   878       706       589
                                                            ----      ----      ----
Balance at December 31,...................................  $978      $805      $691
                                                            ====      ====      ====



     During 2010, 2009 and 2008, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $12 million, $17 million and $29 million for the years ended December 31, 2010, 2009 and 2008, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2010                             2009
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  21,840             N/A        $  15,705             N/A
Net amount at risk (2)..................     $     415 (3)         N/A        $   1,018 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  42,553       $  30,613        $  35,687       $  22,157
Net amount at risk (2)..................     $   3,200 (3)   $   3,523 (4)    $   5,093 (3)   $   4,158 (4)
Average attained age of
  contractholders.......................      60 years        62 years         60 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2010           2009
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,740      $   3,805
Net amount at risk (2).....................................    $  51,639 (3)  $  58,134 (3)
Average attained age of policyholders......................     59 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                          UNIVERSAL AND
                                                                          VARIABLE LIFE
                                                                            CONTRACTS
                                                                          -------------
                                                  ANNUITY CONTRACTS
                                             --------------------------
                                             GUARANTEED     GUARANTEED
                                                DEATH     ANNUITIZATION     SECONDARY
                                              BENEFITS       BENEFITS       GUARANTEES     TOTAL
                                             ----------   -------------   -------------   ------
                                                                (IN MILLIONS)
DIRECT:
  Balance at January 1, 2008...............     $ 30           $ 45            $ 65       $  140
     Incurred guaranteed benefits..........      118            176              43          337
     Paid guaranteed benefits..............      (50)            --              --          (50)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       98            221             108          427
     Incurred guaranteed benefits..........       48             (6)            187          229
     Paid guaranteed benefits..............      (89)            --              --          (89)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       57            215             295          567
     Incurred guaranteed benefits..........       52             66             601          719
     Paid guaranteed benefits..............      (30)            --              --          (30)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 79           $281            $896       $1,256
                                                ====           ====            ====       ======
CEDED:
  Balance at January 1, 2008...............     $ 28           $ 17            $ --       $   45
     Incurred guaranteed benefits..........       94             55              --          149
     Paid guaranteed benefits..............      (36)            --              --          (36)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       86             72              --          158
     Incurred guaranteed benefits..........       38              2             142          182
     Paid guaranteed benefits..............      (68)            --              --          (68)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       56             74             142          272
     Incurred guaranteed benefits..........       38             23             515          576
     Paid guaranteed benefits..............      (18)            --              --          (18)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 76           $ 97            $657       $  830
                                                ====           ====            ====       ======
NET:
  Balance at January 1, 2008...............     $  2           $ 28            $ 65       $   95
     Incurred guaranteed benefits..........       24            121              43          188
     Paid guaranteed benefits..............      (14)            --              --          (14)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       12            149             108          269
     Incurred guaranteed benefits..........       10             (8)             45           47
     Paid guaranteed benefits..............      (21)            --              --          (21)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............        1            141             153          295
     Incurred guaranteed benefits..........       14             43              86          143
     Paid guaranteed benefits..............      (12)            --              --          (12)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $  3           $184            $239       $  426
                                                ====           ====            ====       ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2010      2009
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $34,207   $27,202
  Balanced....................................................   19,552    14,693
  Bond........................................................    4,330     2,682
  Money Market................................................    1,136     1,454
  Specialty...................................................    1,004       824
                                                                -------   -------
     Total....................................................  $60,229   $46,855
                                                                =======   =======



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

     The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.9 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured. At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                            2010      2009      2008
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums.......................................  $ 1,559   $ 1,782   $ 1,042
  Reinsurance assumed...................................       13        14        15
  Reinsurance ceded.....................................     (505)     (484)     (423)
                                                          -------   -------   -------
     Net premiums.......................................  $ 1,067   $ 1,312   $   634
                                                          =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees........................................  $ 2,104   $ 1,681   $ 1,710
  Reinsurance assumed...................................      120       115       197
  Reinsurance ceded.....................................     (585)     (416)     (529)
                                                          -------   -------   -------
     Net universal life and investment-type product
       policy fees......................................  $ 1,639   $ 1,380   $ 1,378
                                                          =======   =======   =======
OTHER REVENUES:
  Direct other revenues.................................  $   200   $   121   $   147
  Reinsurance ceded.....................................      303       477        83
                                                          -------   -------   -------
     Net other revenues.................................  $   503   $   598   $   230
                                                          =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...............  $ 3,708   $ 3,314   $ 2,775
  Reinsurance assumed...................................       31        10        23
  Reinsurance ceded.....................................   (1,834)   (1,259)   (1,352)
                                                          -------   -------   -------
     Net policyholder benefits and claims...............  $ 1,905   $ 2,065   $ 1,446
                                                          =======   =======   =======
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Direct interest credited to policyholder account
     balances...........................................  $ 1,265   $ 1,270   $ 1,095
  Reinsurance assumed...................................       64        64        57
  Reinsurance ceded.....................................      (58)      (33)      (22)
                                                          -------   -------   -------
     Net interest credited to policyholder account
       balances.........................................  $ 1,271   $ 1,301   $ 1,130
                                                          =======   =======   =======
OTHER EXPENSES:
  Direct other expenses.................................  $ 2,110   $ 1,034   $ 1,796
  Reinsurance assumed...................................       90       105        96
  Reinsurance ceded.....................................      121        68        41
                                                          -------   -------   -------
     Net other expenses.................................  $ 2,321   $ 1,207   $ 1,933
                                                          =======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                DECEMBER 31, 2010
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $17,008    $   40   $16,592      $   376
Deferred policy acquisition costs and value of
  business acquired..............................    5,099       164      (499)       5,434
                                                   -------    ------   -------      -------
  Total assets...................................  $22,107    $  204   $16,093      $ 5,810
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $23,198    $   87   $    --      $23,111
Other policy-related balances....................    2,652     1,435       543          674
Other liabilities................................    4,503        12     3,409        1,082
                                                   -------    ------   -------      -------
  Total liabilities..............................  $30,353    $1,534   $ 3,952      $24,867
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Other policy-related balances....................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $26,095    $1,483   $ 1,626      $22,986
                                                   =======    ======   =======      =======



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $4.7 billion and $4.6 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at December 31, 2010 and 2009.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  13     $  14     $  15
  Reinsurance ceded (1)....................................   (191)     (166)     (116)
                                                             -----     -----     -----
     Net premiums..........................................  $(178)    $(152)    $(101)
                                                             =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 120     $ 115     $ 197
  Reinsurance ceded (1)....................................   (308)     (168)     (278)
                                                             -----     -----     -----
     Net universal life and investment-type product policy
       fees................................................  $(188)    $ (53)    $ (81)
                                                             =====     =====     =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --     $  --     $  --
  Reinsurance ceded........................................    303       477        83
                                                             -----     -----     -----
     Net other revenues....................................  $ 303     $ 477     $  83
                                                             =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $  29     $   8     $  19
  Reinsurance ceded (1)....................................   (343)     (239)     (274)
                                                             -----     -----     -----
     Net policyholder benefits and claims..................  $(314)    $(231)    $(255)
                                                             =====     =====     =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64     $  64     $  57
  Reinsurance ceded........................................    (59)      (33)      (22)
                                                             -----     -----     -----
     Net interest credited to policyholder account
       balances............................................  $   5     $  31     $  35
                                                             =====     =====     =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $  90     $ 105     $  97
  Reinsurance ceded (1)....................................    152       102        76
                                                             -----     -----     -----
     Net other expenses....................................  $ 242     $ 207     $ 173
                                                             =====     =====     =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded other expenses of $9 million, $36 million, $47 million and ($1) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2010               2009
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.......   $   40   $9,826    $   30   $7,157
Deferred policy acquisition costs and value of
  business acquired...............................      164     (484)      230     (399)
                                                     ------   ------    ------   ------
  Total assets....................................   $  204   $9,342    $  260   $6,758
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   41   $   --    $   27   $   --
Other policy-related balances.....................    1,435      508     1,393      284
Other liabilities.................................       12    3,200         9    1,150
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,488   $3,708    $1,429   $1,434
                                                     ======   ======    ======   ======



     The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $936 million and $724 million at December 31, 2010 and 2009, respectively. For the years ended December 31, 2010, 2009 and 2008, net derivative gains (losses) included ($2) million, ($1,456) million, and $1,685 million, respectively, in changes in fair value of such embedded derivatives.

     MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $5 million at December 31, 2010 and decreased the funds withheld balance by $11 million at December 31, 2009. The changes in fair value of the embedded derivatives included in net derivative gains (losses), were ($17) million, ($16) million and $27 million at December 31, 2010, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $304 million and $180 million at December 31, 2010 and 2009, respectively, and are considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $81 million, $36 million and $38 million at December 31, 2010, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2010 and 2009, unearned revenue related to the experience refund was $560 million and $337 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effective yield methodology to include these updated assumptions and resultant projected cash flows. The deposit receivable balance for these treaties was increased by $62 million and $279 million, with a corresponding increase in other revenues during the years ended December 31, 2010 and 2009, respectively.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.4 billion and $4.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $4.6 billion and $4.4 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at December 31, 2010 and 2009.

9.  DEBT

     Long-term debt outstanding was as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038.....................  $750     $750
Surplus notes, interest rate 6-month LIBOR plus 1.80%, due 2011...    --      200
                                                                    ----     ----
Total long-term debt -- affiliated................................   750      950
Long-term debt -- unaffiliated....................................    45       --
                                                                    ----     ----
Total long-term debt(1)...........................................  $795     $950
                                                                    ====     ====



--------

   (1) Excludes $6,773 million at December 31, 2010 of long-term debt relating to CSEs. See Note 2.

     On December 23, 2010, Greater Sandhill I, LLC, an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets.

     In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note to MetLife Credit Corporation.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2010 were $45 million in 2030 and $750 million in 2038.

     Interest expense related to the Company's indebtedness included in other expenses was $70 million, $71 million and $72 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At both December 31, 2010 and 2009, the Company did not have any short-term debt. During the years ended December 31, 2009 and 2008, the weighted average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively. The Company did not have any short-term debt activity in 2010.

10.  INCOME TAX

     The provision for income tax from continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Current:
  Federal...................................................  $ 55   $  24   $(50)
  State and local...........................................    --       1     (2)
  Foreign...................................................    (4)     (4)    --
                                                              ----   -----   ----
     Subtotal...............................................    51      21    (52)
                                                              ----   -----   ----
Deferred:
  Federal...................................................   274    (380)   260
  Foreign...................................................    (5)     (9)    (5)
                                                              ----   -----   ----
     Subtotal...............................................   269    (389)   255
                                                              ----   -----   ----
Provision for income tax expense (benefit)..................  $320   $(368)  $203
                                                              ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $377   $(285)  $273
Tax effect of:
  Tax-exempt investment income..............................   (67)    (69)   (65)
  Prior year tax............................................     8     (17)    (4)
  Foreign tax rate differential and change in valuation
     allowance..............................................     7       3     --
  State tax, net of federal benefit.........................    --      --     (1)
  Tax credits...............................................    (6)     --     --
  Other, net................................................     1      --     --
                                                              ----   -----   ----
     Provision for income tax expense (benefit).............  $320   $(368)  $203
                                                              ====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,298   $1,574
  Net operating loss carryforwards..............................      99      111
  Net unrealized investment losses..............................      --      372
  Operating lease reserves......................................       2        4
  Capital loss carryforwards....................................     359      423
  Investments, including derivatives............................     297      304
  Tax credit carryforwards......................................     167      102
  Other.........................................................      20       16
                                                                  ------   ------
                                                                   2,242    2,906
  Less: Valuation allowance.....................................       4       --
                                                                  ------   ------
                                                                   2,238    2,906
                                                                  ------   ------
Deferred income tax liabilities:
  Net unrealized investment gains...............................     166       --
  DAC and VOBA..................................................   1,713    1,748
  Other.........................................................       3       11
                                                                  ------   ------
                                                                   1,882    1,759
                                                                  ------   ------
Net deferred income tax asset...................................  $  356   $1,147
                                                                  ======   ======



     Domestic net operating loss carryforwards of $60 million at December 31, 2010 will expire beginning in 2025. State net operating loss carryforwards of $44 million at December 31, 2010 will expire beginning in 2011. Foreign net operating loss carryforwards of $280 million at December 31, 2010 have an indefinite expiration. Domestic capital loss carryforwards of $1,027 million at December 31, 2010 will expire beginning in 2011. Tax credit carryforwards of $167 million at December 31, 2010 will expire beginning in 2017.

     The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2010, the Company recorded an overall increase to the deferred tax valuation allowance of $4 million.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 and 2006 tax years, began in April 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

     At December 31, 2010, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $38 million, $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at January 1,.......................................   $44       $48       $53
Additions for tax positions of prior years..................     1         2        --
Additions for tax positions of current year.................    --        --         2
Reductions for tax positions of current year................    (7)       (6)       (7)
                                                               ---       ---       ---
Balance at December 31,.....................................   $38       $44       $48
                                                               ===       ===       ===



     During the year ended December 31, 2010, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2010, the Company had $9 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $5 million from December 31, 2009. The $5 million increase resulted from a modification to the cumulative interest due regarding the liability for unrecognized benefits.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $67 million and $68 million, respectively, related to the separate account DRD. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return. The 2009 benefit included a benefit of $16 million related to a true-up of the 2008 tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2010.

     Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On July 20, 2010, the United States Court of Appeals for the Second Circuit issued an order affirming the district court's judgment in favor of MetLife Insurance Company of Connecticut and the district court's order denying defendant's post-trial motions. On October 14, 2010, the Second Circuit issued an order denying defendant's petition for rehearing of its appeal. On October 20, 2010, the defendant paid MetLife Insurance Company of Connecticut approximately $42 million, which represents the judgment amount due to MetLife Insurance Company of Connecticut. This lawsuit is now fully resolved.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010 that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on MetLife, Inc. and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates have received requests for documents and information from U.S. congressional committees and members as well as various state regulatory bodies, including the New York Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the Company's retained asset account known as the Total Control Account ("TCA"), but management believes that the Company's financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is required to refund several million dollars it collected and/or to stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

     A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                     DECEMBER 31,
                                                                 -------------------
                                                                   2010       2009
                                                                 --------   --------
                                                                    (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.......  $      8   $      8
  Premium tax offsets currently available for paid
     assessments...............................................         1          1
                                                                 --------   --------
                                                                      $ 9        $ 9
                                                                 ========   ========
Other Liabilities:
  Insolvency assessments.......................................       $13        $13
                                                                 ========   ========



     Assessments levied against the Company were $1 million, $1 million and less than $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2011...........................................................    $10       $ 6
2012...........................................................    $ 9       $--
2013...........................................................    $ 9       $--
2014...........................................................    $ 7       $--
2015...........................................................    $ 6       $--
Thereafter.....................................................    $74       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion and $1.5 billion at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $270 million and $131 million at December 31, 2010 and 2009, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $315 million and $445 million at December 31, 2010 and 2009, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2010 and 2009, the Company had agreed to fund up to $114 million and $126 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $144 million and $158 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $297 million and $322 million at December 31, 2010 and 2009, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2010 and 2009. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2010 and 2009. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $668 million, $81 million and $242 million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.1 billion and $4.9 billion at December 31, 2010 and 2009, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $2 million, ($24) million and ($482) million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1.5 billion and $1.4 billion at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its shareholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2010, MetLife Insurance Company of Connecticut paid a dividend of $330 million. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. During the year ended December 31, 2008, MetLife Insurance Company of Connecticut paid a dividend of $500 million. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2011 without prior regulatory approval is $517 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2010, 2009 and 2008, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2010, MLI-USA cannot pay any dividends in 2011 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $2,032   $ 3,365   $(5,022)
Income tax effect of holding gains (losses)..............    (705)   (1,174)    1,760
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................    (130)      588       674
  Amortization of premiums and accretion of discounts
     associated with investments.........................     (85)      (83)      (48)
Income tax effect........................................      74      (176)     (220)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................    (317)     (755)      823
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................     110       263      (288)
                                                           ------   -------   -------
Net unrealized investment gains (losses), net of income
  tax....................................................     979     2,028    (2,321)
Foreign currency translation adjustments, net of income
  tax....................................................     (16)       45      (166)
                                                           ------   -------   -------
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............     963     2,073    (2,487)
Cumulative effect of change in accounting principle, net
  of income tax expense (benefit) of $18 million, ($12)
  million and $0 (see Note 1)............................      34       (22)       --
                                                           ------   -------   -------
     Other comprehensive income (loss)...................  $  997   $ 2,051   $(2,487)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  283   $  148   $  118
Commissions...............................................     936      796      735
Volume-related costs......................................     130      308      374
Affiliated interest costs on ceded reinsurance............     162      107       96
Capitalization of DAC.....................................    (978)    (851)    (835)
Amortization of DAC and VOBA..............................     839      294    1,163
Interest expense on debt and debt issue costs.............     472       71       72
Premium taxes, licenses & fees............................      47       45       38
Professional services.....................................      38       17       18
Rent......................................................      29        3        4
Other.....................................................     363      269      150
                                                            ------   ------   ------
  Total other expenses....................................  $2,321   $1,207   $1,933
                                                            ======   ======   ======



  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

     See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUE COSTS

     Interest expense on debt and debt issue costs includes interest expense on debt (See Note 9) and interest expense related to CSEs of $402 million for the year ended December 31, 2010, and $0 for both of the years ended December 31, 2009 and 2008. See Note 2.

  AFFILIATED EXPENSES

     Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value and investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and services include variable life, universal life, term life and whole life products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings does not equate to net income (loss) as determined in accordance with GAAP and should not be viewed as a substitute for the GAAP measure. The Company believes the presentation of operating earnings herein as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses) and net derivative gains (losses); (ii) less amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses); (iii) plus scheduled periodic settlement payments on derivatives that are hedges of investments but do not qualify for hedge accounting treatment; and (iv) less net investment income related to contractholder-directed unit-linked investments.

     Operating expenses is defined as GAAP expenses (i) less changes in policyholder benefits associated with asset value fluctuations related to experience-rated contractholder liabilities; (ii) less amortization of DAC and VOBA related to net investment gains (losses) and net derivative gains (losses);
(iii) less interest credited to policyholder account balances related to contractholder-directed unit-linked investments; and (iv) plus scheduled periodic settlement payments on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     In addition, operating revenues and operating expenses do not reflect the consolidation of certain securitization entities that are VIEs as required under GAAP.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2010, 2009 and 2008 and at December 31, 2010 and 2009. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                               OPERATING EARNINGS
                                 ----------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2010      PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  240       $  643      $  184       $ --     $1,067       $ --         $1,067
Universal life and investment-
  type product policy fees.....     1,003           29         593         15      1,640         (1)         1,639
Net investment income..........       939        1,102         486        207      2,734        423          3,157
Other revenues.................       337            6         117         43        503         --            503
Net investment gains (losses)..        --           --          --         --         --        150            150
Net derivative gains (losses)..        --           --          --         --         --         58             58
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     2,519        1,780       1,380        265      5,944        630          6,574
                                   ------       ------      ------       ----     ------       ----         ------
EXPENSES
Policyholder benefits and
  claims.......................       395        1,159         321         --      1,875         30          1,905
Interest credited to
  policyholder account
  balances.....................       718          193         236         96      1,243         28          1,271
Capitalization of DAC..........      (592)          (4)       (327)       (55)      (978)        --           (978)
Amortization of DAC and VOBA...       409            2         337          7        755         84            839
Interest expense on debt.......        --           --          --         70         70        402            472
Other expenses.................     1,023           36         806        123      1,988         --          1,988
                                   ------       ------      ------       ----     ------       ----         ------
  Total expenses...............     1,953        1,386       1,373        241      4,953        544          5,497
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............       198          139           2        (49)       290         30            320
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  368       $  255      $    5       $ 73        701
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      630
  Total expenses...............................................................     (544)
  Provision for income tax (expense) benefit...................................      (30)
                                                                                  ------
INCOME (LOSS)..................................................................   $  757                    $  757
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2010:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $87,461     $30,491     $16,296     $20,637    $154,885
SEPARATE ACCOUNT ASSETS.......    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619
SEPARATE ACCOUNT LIABILITIES..    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
------------------------------  ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --        (835)          (835)
Net derivative gains
  (losses)....................        --           --          --         --          --      (1,031)        (1,031)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense on debt......        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total expenses..............     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
  Adjustments to:
  Total revenues..............................................................    (1,917)
  Total expenses..............................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS).................................................................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $73,840     $28,046     $13,647     $12,156    $127,689
SEPARATE ACCOUNT ASSETS.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
SEPARATE ACCOUNT LIABILITIES..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634      $  --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --       (445)          (445)
Net derivative gains (losses)..        --           --          --         --         --        994            994
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------      -----         ------
EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense on debt.......         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------      -----         ------
  Total expenses...............     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total expenses...............................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS)..................................................................   $  573                    $  573
                                                                                  ======                    ======



     Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2010, 2009 and 2008. Operating revenues from U.S. operations were $5.2 billion, $4.8 billion and $4.4 billion for the years ended December 31, 2010, 2009 and 2008, respectively, which represented 87%, 84% and 92%, respectively, of consolidated operating revenues.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other expenses, were $1.3 billion, $1.1 billion and $1.0 billion for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2010      2009     2008
                                                             ------    ------    ----
                                                                   (IN MILLIONS)
Compensation...............................................  $  244    $  110    $ 98
Commissions................................................     561       511     452
Volume-related costs.......................................     177       279     331
Professional services......................................      16        --      --
Rent.......................................................      26        --      --
Other......................................................     300       200      74
                                                             ------    ------    ----
  Total other expenses.....................................  $1,324    $1,100    $955
                                                             ======    ======    ====



     Revenues received from affiliates related to these agreements were recorded as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2010      2009      2008
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Universal life and investment-type product policy fees.......  $114       $85       $91
Other revenues...............................................  $101       $71       $65


     The Company had net receivables from affiliates of $60 million and $46 million at December 31, 2010 and 2009, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2010
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
----------------------------------------------  ------------------   ----------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 7,665          $ 7,676        $ 7,676
     Foreign government securities............            824              903            903
     Public utilities.........................          2,247            2,344          2,344
     State and political subdivision
       securities.............................          1,755            1,646          1,646
     All other corporate bonds................         19,558           20,395         20,395
                                                      -------          -------        -------
       Total bonds............................         32,049           32,964         32,964
Mortgage-backed and asset-backed securities...         10,933           10,855         10,855
Redeemable preferred stock....................          1,150            1,105          1,105
                                                      -------          -------        -------
  Total fixed maturity securities.............         44,132           44,924         44,924
                                                      -------          -------        -------
Other securities..............................          2,126            2,247          2,247
                                                      -------          -------        -------
Equity securities:
  Non-redeemable preferred stock..............            306              268            268
Common stock:
  Industrial, miscellaneous and all other.....            121              137            137
                                                      -------          -------        -------
     Total equity securities..................            427              405            405
                                                      -------          -------        -------
Mortgage loans, net...........................         12,730                          12,730
Policy loans..................................          1,190                           1,190
Real estate and real estate joint ventures....            473                             473
Real estate acquired in satisfaction of debt..             28                              28
Other limited partnership interests...........          1,538                           1,538
Short-term investments........................          1,235                           1,235
Other invested assets.........................          1,716                           1,716
                                                      -------                         -------
       Total investments......................        $65,595                         $66,486
                                                      =======                         =======



--------

   (1) The Company's other securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2010 AND 2009
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2010      2009
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,974 and $33,325,
     respectively).............................................  $34,300   $32,132
  Equity securities available-for-sale, at estimated fair value
     (cost: $420 and $484, respectively).......................      396       448
  Mortgage loans (net of valuation allowances of $54 and $52,
     respectively).............................................    4,698     4,122
  Policy loans.................................................    1,127     1,139
  Real estate and real estate joint ventures...................      329       278
  Other limited partnership interests..........................    1,057       925
  Short-term investments, principally at estimated fair value..    1,098       923
  Investment in subsidiaries...................................    4,658     4,131
  Other invested assets, principally at estimated fair value...    1,481     1,467
                                                                 -------   -------
       Total investments.......................................   49,144    45,565
Cash and cash equivalents, principally at estimated fair
  value........................................................    1,364     1,817
Accrued investment income......................................      377       397
Premiums, reinsurance and other receivables....................    6,549     5,827
Receivables from subsidiaries..................................      665       627
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,039     2,640
Current income tax recoverable.................................       16        --
Deferred income tax assets.....................................      912     1,513
Goodwill.......................................................      885       885
Other assets...................................................      149       162
Separate account assets........................................   19,184    19,491
                                                                 -------   -------
     Total assets..............................................  $81,284   $78,924
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,453   $19,036
Policyholder account balances..................................   25,837    26,127
Other policy-related balances..................................      485       466
Payables for collateral under securities loaned and other
  transactions.................................................    6,857     5,562
Long-term debt -- affiliated...................................      750       950
Current income tax payable.....................................       --         7
Other liabilities..............................................      767       724
Separate account liabilities...................................   19,184    19,491
                                                                 -------   -------
     Total liabilities.........................................   73,333    72,363
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009...................................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      934       541
Accumulated other comprehensive income (loss)..................      212      (785)
                                                                 -------   -------
     Total stockholders' equity................................    7,951     6,561
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $81,284   $78,924
                                                                 =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                             2010     2009     2008
                                                            ------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums..................................................  $  148   $  141   $  110
Universal life and investment-type product policy fees....     633      631      741
Net investment income.....................................   2,018    1,895    2,226
Equity in earnings from subsidiaries......................     236     (316)     278
Other revenues............................................     162      328       60
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (97)    (534)    (386)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)...............................................      47      160       --
  Other net investment gains (losses).....................     152     (418)      41
                                                            ------   ------   ------
     Total net investment gains (losses)..................     102     (792)    (345)
  Net derivative gains (losses)...........................     (67)    (405)     166
                                                            ------   ------   ------
     Total revenues.......................................   3,232    1,482    3,236
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     800      801      682
Interest credited to policyholder account balances........     691      801      896
Other expenses............................................     753      494    1,006
                                                            ------   ------   ------
     Total expenses.......................................   2,244    2,096    2,584
                                                            ------   ------   ------
Income (loss) before provision for income tax.............     988     (614)     652
Provision for income tax expense (benefit)................     231     (168)      79
                                                            ------   ------   ------
Net income (loss).........................................  $  757   $ (446)  $  573
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                          2010       2009       2008
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $  1,129   $    993   $    856
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    13,203     10,125     18,221
     Equity securities................................       127        129        119
     Mortgage loans...................................       279        429        458
     Real estate and real estate joint ventures.......        14          3         15
     Other limited partnership interests..............        92         94        181
  Purchases of:
     Fixed maturity securities........................   (13,715)    (9,247)   (11,263)
     Equity securities................................       (38)       (61)       (65)
     Mortgage loans...................................      (868)      (531)      (560)
     Real estate and real estate joint ventures.......       (80)       (19)       (47)
     Other limited partnership interests..............      (204)      (127)      (340)
  Cash received in connection with freestanding
     derivatives......................................        93        225        221
  Cash paid in connection with freestanding
     derivatives......................................      (102)      (434)      (227)
  Net change in policy loans..........................        12         12       (277)
  Net change in short-term investments................      (169)       619       (934)
  Net change in other invested assets.................      (401)      (941)       (60)
                                                        --------   --------   --------
Net cash (used in) provided by investing activities...    (1,757)       276      5,442
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................    20,496     15,236      3,275
     Withdrawals......................................   (21,062)   (17,667)    (4,008)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,295     (1,421)    (2,560)
  Net change in short-term debt.......................        --       (300)       300
  Long-term debt issued -- affiliated.................        --         --        750
  Long-term debt repaid -- affiliated.................      (200)        --         --
  Debt issuance costs.................................        --         --         (8)
  Financing element on certain derivative
     instruments......................................       (24)       (53)       (46)
  Dividends on common stock...........................      (330)        --       (500)
                                                        --------   --------   --------
Net cash provided by (used in) financing activities...       175     (4,205)    (2,797)
                                                        --------   --------   --------
Change in cash and cash equivalents...................      (453)    (2,936)     3,501
Cash and cash equivalents, beginning of year..........     1,817      4,753      1,252
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,364   $  1,817   $  4,753
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     74   $     73   $     44
                                                        ========   ========   ========
  Income tax..........................................  $     98   $     76   $    (41)
                                                        ========   ========   ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  BASIS OF PRESENTATION

     The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company" or the "Registrant") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

     The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($405) million and $166 million to net derivative gains (losses) in the condensed statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $225 million and $221 million to cash received in connection with freestanding derivatives and ($434) million and ($227) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the condensed statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

2.  SUPPORT AGREEMENTS

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Irish company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) EURO14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of (a) L50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                        FUTURE POLICY
                                              DAC    BENEFITS AND OTHER   POLICYHOLDER
                                              AND      POLICY-RELATED        ACCOUNT      UNEARNED
SEGMENT                                      VOBA         BALANCES          BALANCES     REVENUE(1)
------------------------------------------  ------   ------------------   ------------   ----------
2010
Retirement Products.......................  $2,981         $ 1,736           $20,990        $ --
Corporate Benefit Funding.................       9          12,996             9,452          --
Insurance Products........................   2,018           5,328             6,592         217
Corporate & Other.........................      91           5,790             2,257          45
                                            ------         -------           -------        ----
          Total...........................  $5,099         $25,850           $39,291        $262
                                            ======         =======           =======        ====
2009
Retirement Products.......................  $3,060         $ 1,454           $21,059        $ --
Corporate Benefit Funding.................       7          12,702             9,393          --
Insurance Products........................   2,133           4,388             6,052         286
Corporate & Other.........................      44           5,374               938          14
                                            ------         -------           -------        ----
          Total...........................  $5,244         $23,918           $37,442        $300
                                            ======         =======           =======        ====
2008
Retirement Products.......................  $3,171         $ 1,245           $18,905        $ --
Corporate Benefit Funding.................       8          12,048            12,553          --
Insurance Products........................   2,254           3,971             5,531         545
Corporate & Other.........................       7           5,034               186           3
                                            ------         -------           -------        ----
          Total...........................  $5,440         $22,298           $37,175        $548
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policy-related balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                               AMORTIZATION OF
                                 PREMIUM          NET         POLICYHOLDER       DAC AND VOBA       OTHER
                               REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO      OPERATING    PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
---------------------------  --------------   ----------   -----------------   ---------------   -----------   ----------------
2010
Retirement Products........      $1,243         $  903           $1,113             $  483          $  431            $--
Corporate Benefit Funding..         672          1,098            1,341                  2              32             --
Insurance Products.........         776            478              557                347             479              5
Corporate & Other..........          15            678              165                  7             540             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,706         $3,157           $3,176             $  839          $1,482            $ 5
                                 ======         ======           ======             ======          ======            ===
2009
Retirement Products........      $1,087         $  854           $1,161             $   77          $  399            $--
Corporate Benefit Funding..         878          1,069            1,647                  3              34             --
Insurance Products.........         722            375              466                213             362              4
Corporate & Other..........           5             37               92                  1             118             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,692         $2,335           $3,366             $  294          $  913            $ 4
                                 ======         ======           ======             ======          ======            ===
2008
Retirement Products........      $  949         $  773           $  863             $  860          $  296            $--
Corporate Benefit Funding..         456          1,334            1,289                 13              33             --
Insurance Products.........         593            333              416                288             336              5
Corporate & Other..........          14             54                8                  2             105             12
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,012         $2,494           $2,576             $1,163          $  770            $17
                                 ======         ======           ======             ======          ======            ===



--------

   (1) Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2010
Life insurance in-force..........    $326,366     $289,559    $8,217     $45,024      18.3%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,310     $    263    $   13     $ 1,060       1.2%
Accident and health..............         249          242        --           7        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,559     $    505    $   13     $ 1,067       1.2%
                                     ========     ========    ======     =======
2009
Life insurance in-force..........    $278,335     $242,647    $9,044     $44,732      20.2%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,525     $    235    $   14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,782     $    484    $   14     $ 1,312       1.1%
                                     ========     ========    ======     =======
2008
Life insurance in-force..........    $226,418     $191,146    $8,800     $44,072      20.0%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $    779     $    181    $   15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,042     $    423    $   15     $   634       2.4%
                                     ========     ========    ======     =======



     For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156,577 million and $8,217 million, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively.

                                   GOLD TRACK

                                GOLD TRACK SELECT


                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


MIC-Book 15-16                                                May 1, 2011

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:



     (1)  Statements of Assets and Liabilities as of December 31, 2010



     (2)  Statements of Operations for the year ended December 31, 2010



     (3) Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009


     (4)  Notes to the Financial Statements


The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2010 and 2009



     (2) Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008



     (3) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2010, 2009 and 2008



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008


     (5)  Notes to the Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1.          Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit
            1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on
            Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)

1(a).       Resolution of the MetLife Insurance Company of Connecticut Board of Directors,
            dated March 24, 2008, authorizing the combining of MetLife of CT Separate
            Account QP for Variable Annuities into the MetLife of CT Separate Account
            Eleven for Variable Annuities. (Filed with this Registration Statement on Form
            N-4, File No. 333-152194, on November 20, 2008.)

2.          Not Applicable

3(a).       Distribution and Principal Underwriting Agreement among the Registrant,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution
            Company. (Filed with this Registration Statement on Form N-4, File No. 333-
            152194, on November 20, 2008.)

3(b).       Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
            MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(c).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
            Variable Annuities to the Registration Statement on Form N-4, File No. 033-
            65343/811-07465 filed April 4, 2007.)

3(d).       Services Agreement between MetLife Investors Distribution Company and MetLife
            Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
            (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
            No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement
            on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
4(a).       Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit
            4(a) to the Registration Statement on Form N-4, File No. 333- 00165 filed on
            August 27, 1996.)

4(b).       Company Name Change Endorsement. (Incorporated herein by reference to Exhibit
            4(c) to Post Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities Registration Statement on Form N-4, File No. 033-65343 filed April
            6, 2006.)

4(c).       Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post
            Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
            Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(d).       Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)

4(d)(i)     403(b) Nationwide Tax Sheltered Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of
            CT Separate Account Eleven for Variable Annuities Registration Statement on
            Form N-4, FIle No. 333-152189, filed April 6, 2010)

4(e).       Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt
            Employer - L-22466 8-07. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 7,
            2008.)

5.          Applications

                 a.   Master Application Gold Track Select L-21158 A Order No. L-21158
                      Rev. 5-06*

                 b.   Enrollment/Investment Selection Form L-21018GTS-MLR Rev. 11-06*

                 c.   Master Application Gold Track Select L-21158 A Order No. L-21158
                      Rev. 11-06*

            (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 6, 2007.)

6(a).       Certificate of Amendment to the Charter as Amended and Restated of The
            Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to 6(c) to Post Effective Amendment No. 14 to The Travelers Fund ABD
            for Variable Annuities Registration Statement on Form N-4, File No. 033-65343
            filed April 6, 2006.)

6(a)(i).    Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4(th) day of April, 2007, to the Certificate of Amendment to the Charter
            of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Filed on Form N-4, File No. 333- 00165, on October 31, 2007.)

6(b).       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
            (Incorporated herein by reference to Exhibit 6(b) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(c).       Charter of The Travelers Insurance Company, as amended on October 19, 1994.
            (Incorporated herein by reference to Exhibit 6(a) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

7.          Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4,
            File No. 333-65942 filed April 15, 2003.)

8(a).       Form of Participation Agreement. (Incorporated herein by reference to Exhibit
            8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4,
            File No. 333-101778, filed April 21, 2005.)

8(b).       Participation Agreement among Met Investors Series Trust, Met Investors
            Advisory LLC, MetLife Investors Distribution Company, The Travelers Insurance
            Company and The Travelers Life and Annuity Company effective November 1, 2005.
            (Incorporated herein by reference to Exhibit 8(c) to Post Effective Amendment
            No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement
            on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(c)(i).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of
            Connecticut entered as of April 30, 2007. (Incorporated herein by reference to
            Exhibit 8(c)(i) to the Registration Statement on Form N-4, File No. 333- 00165
            filed on October 31, 2007.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(c)(ii).   Participation Agreement among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
            Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to the Registration Statement on Form N-4, File
            No. 333- 00165 filed on October 31, 2007.)

8(d)        Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, American Funds Insurance Series, American Funds
            Distributors, Inc. and Capital Research and Management Company effective
            October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
            April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-
            Effective Amendment No. 19 to the Registration Statement on Form N-4, File No.
            333-101778, filed April 7, 2009.)

8(d)(i)     Amendment to Participation Agreement (Summary) (4/30/10). Filed herein

8(e)        Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund
            III effective May 1, 2001 and Amendments to the Amended and Restated
            Participation Agreement (respectively effective May 1, 2003, December 8, 2004,
            October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
            Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(e)(i)     Summary Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the
            Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

8(f)        Participation Agreement among Delaware Group Premium Fund, Inc., Delaware
            Distributors, L.P., Delaware Management Company and The Travelers Insurance
            Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No.
            15 to the Registrants Registration Statement on Form N-6 (File No. 333-
            71349)filed April 9, 2009)

8(f)(i)     Amendment to Participation Agreement (Summary) (4/30/10). Filed herein

8(g)        Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
            Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
            Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
            Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
            Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(g)(i)     Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10),
            (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
            Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
            152189, filed April 5, 2011.)

8(h)        Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
            Amendments to the Participation Agreement (respectively effective July 1,
            2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
            2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to
            Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement
            on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(j)        Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
            Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
            Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor,
            LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit
            8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form
            N-4, File No. 333-101778, filed April 7, 2009.)

8(j)(i)     Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the
            Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

9.          Opinion of Counsel as to the legality of securities being registered.
            (Incorporated herein by reference to Exhibit 9 to this Registration Statement on Form N-4, File No. 333-152194 filed on November 20, 2008.)

10.         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
            Firm. Filed herewith

11.         Not Applicable


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
12.         Not Applicable

13.         Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, John E.
            Connolly, Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie
            C. Swift as signatory for Michael K. Farrell, Maria R. Morris, Robert E.
            Sollmann, Jr., Stanley J. Talbi and Peter M. Carlson. (Incorporated herein by reference to Exhibit 13 on Form N-4, File No. 333-152194, filed April 6, 2010)



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, Connecticut 06022-2910


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director, Chairman of the Board, President and Chief Executive
10 Park Avenue                Officer
Morristown, NJ 07962

Maria R. Morris               Director
1095 Avenue of the Americas
New York, New York 10036

Robert E. Sollmann, Jr.       Director and Executive Vice President
1095 Avenue of the Americas
New York, New York 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, New York 10036

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Nicholas D. Latrenta          General Counsel
1095 Avenue of the Americas
New York, New York 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, New York 10036

Steven J. Goulart             Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, New York 10036

William D. Cammarata          Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, New York 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

William Raczko                Senior Vice President
501 Route 22
Bridgewater, NJ 08807


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, New York 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 110(th) Street
Overland Parks, KS 66210

Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Andrew T. Aoyama              Vice President
200 Park Avenue
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, New York 10036

Deirdre E. Curran             Vice President
300 Davidson Avenue
Somerset, NJ 08873

Mark Davis                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Sebastian J. Janssen          Vice President
485-B US Highway 1 South
Iselin, NJ 08830

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James M. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Overland Parks, KS 66210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06022


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Kathleen J. Schoos            Vice President
700 Quaker Lane
Warwick, RI 02886

Mark. H. Wilsmann             Vice President
10 Park Avenue
Morristown, NJ 07962

Michael F. Tietz              Vice President
1095 Avenue of the Americas
New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     5.     Plaza Drive Properties, LLC (DE)

     6.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            A. MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                              4)    MetLife Insurance and Investment Trust
                                    (Australia) - MetLife Insurance and
                                    Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited ("MIPL"). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2.    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong).

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            (a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a.    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11. UBB - ALICO Zhivotozastrahovatelno Druzestvo AD (Bulgaria) - 40% of UBB-ALICO Zhivotozastrahovatelno Druzestvo is owned by ALICO and the remaining interests are owned by third parties.

      12.   Amcico Pojistovna A.S. (Czech Republic)

      13. Hellenic ALICO Life Insurance Company Ltd. (Cyprus) - 27.5% of Hellenic ALICO Life Insurance Company Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      14.   ALICO S.A. (France)

            a. ALICO Direct (France) - 50% of ALICO Direct is owned by ALICO S.A. and the remaining interests by AIG Europe, S.A.

            b.    ALICO Solutions S.A.S. (France)

      15. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      16. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

            a.    Hestis Courtage Sarl (France)

      17. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a.    First Hungarian-American Insurance Agency Limited (Hungary)

      18.   ALICO Life International Limited (Ireland)

      19.   ALICO Isle of Man Limited (Isle of Man)

      20.   ALICO Italia S.p.A. (Italy)

            a. Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      21. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a.    Amplico Services Sp z.o.o. (Poland)

            b.    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c. AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      22. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      23.   ALICO Asigurari Romania S.A. (Romania)

            a. ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      24.   International Investment Holding Company Limited (Russia)

      25.   ALICO European Holdings Limited (Ireland)

            a.    ZAO Master D (Russia)

                  i. ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      26.   ALICO Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      27.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a.    ALICO Services Central Europe s.r.o. (Slovakia)

            b.    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      28. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      29.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      30.   ALICO Management Services Limited (United Kingdom)

      31.   ZEUS Aministration Services Limited (United Kingdom)

      32. ALICO Trustees (UK) Ltd. (UK) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      33.   PJSC ALICO Ukraine (Ukraine)

      34.   Borderland Investments Limited (USA-Delaware)

            a.    ALICO Hellas Single Member Limited Liability Company (Greece)

      35.   International Technical and Advisory Services Limited (USA-Delaware)

      36.   International Services Incorporated (Delaware)

      37.   ALICO Operations Inc. (USA-Delaware)

            a.    ALICO Asset Management Corp. (Japan)

      38. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      39. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      40. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      41. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a. Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b.    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c. ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i. Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      42.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      43.   ALICO Services, Inc. (Panama)

      44.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a.    ALGICO Properties, Ltd. (Trinidad & Tobago)

      45. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a. Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                    i.  Sindicato El Trigal C.A. (Venzuela)

                   ii. Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

                  iii. Inversiones 601 C.A. (Venezuela) - 30% of Inversiones 601 C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      46.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      47. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      48.   Global Properties, Inc. (USA-Delaware)

      49.   Alpha Properties, Inc. (USA-Delaware)

      50.   Beta Properties, Inc. (USA-Delaware)

      51.   Delta Properties Japan, Inc. (USA-Delaware)

      52.   Epsilon Properties Japan, Inc.

      53.   Iris Properties, Inc. (USA-Delaware)

      54.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

                                        6

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2011,



Qualified: 36,362


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614





MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):



MetLife of CT Separate Account QPN for Variable Annuities




MetLife of CT Fund UL for Variable Life Insurance


MetLife of CT Fund UL III for Variable Life Insurance


Metropolitan Life Variable Annuity Separate Account II


Met Investors Series Trust


MetLife Investors Variable Annuity Account One


MetLife Investors Variable Life Account One


MetLife Investors USA Separate Account A


MetLife Investors USA Variable Life Account A


First MetLife Investors Variable Annuity Account One


General American Separate Account Eleven


General American Separate Account Twenty-Eight


General American Separate Account Twenty-Nine


General American Separate Account Two


Security Equity Separate Account Twenty-Six


Security Equity Separate Account Twenty-Seven


Metropolitan Life Separate Account E


Metropolitan Life Separate Account UL


Metropolitan Tower Life Separate Account One


Metropolitan Tower Life Separate Account Two


Paragon Separate Account A


Paragon Separate Account B


Paragon Separate Account C


Paragon Separate Account D


Metropolitan Series Fund, Inc.



(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director
10 Park Avenue, 1(st) Floor
Morristown, NJ 07962

Craig W. Markham              Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta            Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester             President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget           Executive Vice President, Investment Fund Management &
1095 Avenue of the Americas   Marketing
New York, New York 10036

Paul A. LaPiana               Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker             Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers            Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Andrew G. Aiello              Senior Vice President Channel Head - National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Curtis Wohlers                Senior Vice President, National Sales Manager, Independent
1 MetLife Plaza               Planner and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                Senior Vice President
10 Park Avenue
Morristown, NJ 07962

John G. Martinez              Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington          Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Craig W. Markham              Vice President
13045 Tesson Ferry Road
St Louis, MO 63128
Suite 1900
Irvine, CA 92614

Cathy Sturdivant              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros              Vice President
1095 Avenue of the Americas
New York, New York 10036

Rashid Ismail                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614




(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................       $76,372,503             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06002-2910

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) -- (d) of Rule 6c-7 have been complied with.

(e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-
     (4) or such letter.

MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the town of Bloomfield, and Sate of Connecticut on this 5th Day of April 2011.

                    MetLife of CT Separate Account Eleven for Variable Annuities
                                                     (Registrant)

                                        METLIFE INSURANCE COMPANY OF CONNECTICUT
                                                        (Depositor)

                                        By:     /s/ BENNETT D. KLEINBERG
                                            ------------------------------------
                                            Bennett D. Kleinberg, Vice President
                                                     and Senior Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th Day of April 2011.



         /s/ *MICHAEL K. FARRELL                  Director, Chairman of the Board, President
---------------------------------------------        and Chief Executive Officer
             (Michael K. Farrell)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)

      /s/ *ROBERT E. SOLLMANN, JR.                Director
---------------------------------------------
           (Robert E. Sollmann, Jr.

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)



                                        *By:         /s/ MYRA L. SAUL
                                             -----------------------------------
                                               Myra L. Saul , Attorney-in-fact
* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX


8(d)   Amendment to Participation Agreement - American Funds

8(e)   Amendment to Participation Agreement - Delaware VIP Trust

10     Consent of Independent Registered Public Accounting Firm